As filed with the U.S. Securities and Exchange Commission on April 25, 2019
Registration No. 333-100567

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
SEC File No 811-5130
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST EFFECTIVE AMENDMENT NO. 19 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 27 [X]
John Hancock Life Insurance Company (U.S.A.) Separate Account N
(Exact Name of Registrant)
John Hancock Life Insurance Company (U.S.A.)
(Name of Depositor)
200 Berkeley Street
Boston, MA 02116
(Complete address of depositor’s principal executive offices)
Depositor's Telephone Number: 617-572-6000

JAMES C. HOODLET
John Hancock Life Insurance Company (U.S.A.)
U.S. INSURANCE LAW
200 BERKELEY ST.
BOSTON, MA 02116
(Name and complete address of agent for service)

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
If appropriate check the following box
[ ] this post-effective amendment designates a new effective date for a previously filed amendment
Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

Prospectus dated April 29, 2019
for interests in
John Hancock Life Insurance Company (U.S.A.) Separate Account N
Interests are made available under
Corporate VUL
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
500 Index
Active Bond
American Asset Allocation
American Global Growth
American Growth
American Growth-Income
American International
Blue Chip Growth
Capital Appreciation
Capital Appreciation Value
Core Bond
Emerging Markets Value
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Value
Global
Global Bond
Health Sciences
High Yield
International Equity Index
International Growth Stock
International Small Company
International Value
Investment Quality Bond
Lifestyle Balanced
Lifestyle Conservative
Lifestyle Growth
Lifestyle Moderate
Managed Volatility Aggressive
Managed Volatility Balanced
Managed Volatility Conservative
Managed Volatility Growth
Managed Volatility Moderate
Mid Cap Index
Mid Cap Stock
Mid Value
Money Market
PIMCO VIT All Asset
Real Estate Securities
Science & Technology
Select Bond
Short Term Government Income
Small Cap Index
Small Cap Opportunities
Small Cap Stock
Small Cap Value
Small Company Value
Strategic Income Opportunities
Total Stock Market Index
Ultra Short Term Bond
Utilities
* * * * * * * * * * * *
Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may no longer receive paper copies of the shareholder reports for the Portfolios offered through your John Hancock life insurance policy unless you specifically request paper copies from John Hancock. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time reports are posted and be provided with a website link to access those reports. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action.
Alternatively, you may request to receive reports in paper, free of charge, at any time, by calling John Hancock at 800-827-4546. Your election to receive reports in paper will apply to all Portfolios offered within your life insurance policy.
CVUL 03 2019

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This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus, the portfolios prospectuses, or the corresponding Statements of Additional Information.
The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein. No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
Examine this prospectus carefully. The Policy Summary will briefly describe the policy. More detailed information will be found further in the prospectus. You should rely on the information contained in this prospectus, the portfolio prospectuses, and the corresponding Statements of Additional Information, which contains the audited financial statements for John Hancock NY and Separate Account B. The portfolio prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the investment options. In the case of any of the portfolios that are operated as “feeder funds,” the prospectus for the corresponding “master fund” is also provided. We have not authorized anyone to provide you with information that is different from the information contained in the aforementioned documents.
RISKS/BENEFITS SUMMARY
Benefits
Some of the benefits of purchasing the policy are described below. Death Benefit Protection. This prospectus describes a flexible premium variable life insurance policy, which provides for a death benefit payable to the beneficiary of the policy upon the death of the insured. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if death benefit protection is not one of your financial planning objectives, as there are additional costs and expenses in providing the insurance.
Access To Your Policy Values. Variable life insurance offers access to Policy Value. You may borrow against your policy, or surrender all, or a portion of your policy through a partial withdrawal. There are limitations on partial withdrawals. See “Policy Surrender and Partial Withdrawals” for further information.
Tax Deferred Accumulation. Variable life insurance has several tax advantages under current tax laws. For example, Policy Value accumulates on a tax-deferred basis and a transfer of values from one sub-account to another within the policy generates no taxable gain or loss. Any investment income and realized capital gains within a sub-account or interest from the Fixed Account are automatically reinvested without current income taxation to the policy owner.
Investment Options. In addition to the Fixed Account, the policy provides for access to a number of variable investment options, which permit you to reallocate your Policy Value to meet your changing personal objectives, goals, and investment conditions. Information regarding each investment option may be found in the portfolio prospectuses.
Flexibility. The policy is a flexible premium variable life insurance policy in which varying premium payments are permitted. You may select death benefit options and an additional policy rider. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy.
Risks
Some of the risks of purchasing the policy are described below.
Fluctuating Investment Performance. Policy Value invested in a sub-account is not guaranteed and will increase and decrease according to investment performance. You assume the investment risk of Policy Value allocated to the sub-accounts. A comprehensive discussion of each sub-account’s objective and risk is found in the portfolio prospectuses. You should review these prospectuses carefully before allocating Policy Value to any sub-accounts.
Unsuitable for Short-Term Investment. The Policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your policy is not designed to serve as a vehicle for frequent trading.
Policy Lapse. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if the Policy Value is too low in relation to the insurance amount, if investment results are less favorable than anticipated or if extensive policy loans are taken. A policy lapse could have adverse tax consequences since the amount received (including any loans) less the
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investment in the policy may be treated as ordinary income subject to tax. Since withdrawals reduce your Policy Value, withdrawals increase the risk of lapse.
Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy’s death benefit.
Adverse Consequences of Early Surrender. There are surrender charges assessed if you surrender your policy in the first 10 years from the purchase of the policy or the effective date of a Face Amount increase. Depending on the amount of premium paid and the Policy Value at the time of surrender, there may be little or no Net Cash Surrender Value paid to you when the policy is surrendered. In addition, there are adverse consequences associated with partial withdrawals including potential policy lapse and adverse tax consequences. There may also be adverse consequences associated with full surrender of the policy.
Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax law to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change.
FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by the prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Premium Load Charge Imposed on Premium (Load)	Upon receipt of premium	2% of each premium paid
Maximum Sales Load Charge Imposed on Premium[1]	Upon receipt of premium	8% (Coverage Year 1)[2]
Maximum Surrender Charge (Load)[1]	Upon termination or reduction of any Coverage Amount that is subject to a surrender charge including surrender of the policy for its Net Cash Surrender Value, partial withdrawal in excess of the Free Withdrawal Amount, decrease in the Face Amount, or policy lapse.	5% (Coverage Year 1)[3]
Transfer Fees	Upon transfer	$25 (only applies to transfers in excess of 12 in a Policy Year)
Dollar Cost Averaging	Upon transfer	Guaranteed $5.00
Current $0.00
Asset Allocation Rebalancer	Upon transfer	Guaranteed $15.00
Current $5.00

1 A policy is subject to either a Sales Charge or a Surrender Charge but not both. The policy indicates which charge is applicable.
2 The Sales Load Charge declines in subsequent Coverage Years as noted below:
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Coverage Year	Percentage
1	8.00%
2	6.00%
3	3.00%
4	2.00%
5	1.00%
6+	0.00%

3 The Surrender Charge declines in subsequent Policy Years as noted below:
Coverage Year	Percentage
1	5.00%
2	4.00%
3	3.00%
4	2.50%
5	2.00%
6	1.50%
7	1.00%
8	1.00%
9	0.50%
10+	0.00%
The surrender charge are a percentage of the sum of all premium payments attributed to a Coverage Amount in the first five Coverage Years.
The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fees and expenses of the portfolios, the underlying variable investment options for your policy.
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Charges Other Than Those of the Portfolios
Charge	When Charge isDeducted	Amount Deducted
Cost of Insurance[1]	Monthly	Minimum and Maximum Charge	The possible range of the cost of insurance is from $0.00 to $83.33 per month per $1,000 of the net amount at risk.
		Charge for a Representative policy owner (a 45 year old non-smoking male) (rating classification is for short form underwriting)	Policy Subject to Sales Charge: The Cost of Insurance rate is $0.16 per month per $1,000 of the net amount at risk.
Policy Subject to Surrender Charge: The Cost of Insurance rate is $0.35 per month per $1,000 of the net amount at risk.
Cost of Insurance - Optional FTIO Rider (Flexible Term Insurance Option)[1]	Monthly	Minimum and Maximum Charges	The possible range of the cost of insurance is from $0.00 to $83.33 per month per $1,000 of the net amount at risk
		Charge for a Representative policy owner (a 45 year old non-smoking male) rating classification is for short form underwriting)	The Cost of Insurance rate is $0.10 per month per $1,000 of the net amount at risk
Mortality and Expense Risk Fees	Monthly	0.04% (0.50% annually)[2]
Administration Fees	Monthly	$12 per Policy Month
Loan Interest Rate (Net)	Annually	0.75% [3]

1 The cost of insurance varies based on individual characteristics and the charges shown in the table may not be representative of the charge a particular policy owner will pay. A policy owner may obtain additional information regarding cost of insurance charge by contacting the Company. The election (or failure to elect) the optional FTIO rider will impact the total cost of insurance charges.
2 Currently the Company is charging the following rates:
Policy Year	Annual Rate
1-10	0.50%
11+	0.20%

3 The Loan Interest Rate (Net) is equal to the rate of interest charged on the policy loan less the interest credited to the Loan Account. Currently this rate is 0.75% for Policy Years 1-10 and 0.25% for Policy Years 11 and higher. The maximum loan rate is 4%.
The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.47%	1.87%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.30% and 1.85%, respectively.
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Table of Investment Options and Investment Subadvisers
When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) with respect to the PIMCO VIT All Asset portfolio) and hold the shares in a subaccount of the Separate Account. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select. For more information, please refer to the prospectus for the underlying portfolios.
The JHVIT and the PIMCO Trust are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
Each of the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, and American International portfolios invests in Series 1 shares of the corresponding investment portfolio of the Trust. The American Asset Allocation, American Global Growth, American Growth, American Growth-Income, and American International portfolios operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios have the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the “American” portfolios of the Trust for the marketing support services it provides.
The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.
The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment option.
The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.
The portfolios available under the policies are as described in the following table:
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Portfolio	Subadviser	Investment Objective
500 Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
American Asset Allocation	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term.
American Global Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital.
American Growth–Income	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital and income.
American International	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective.
Capital Appreciation	Jennison Associates LLC	To seek to provide long-term growth of capital.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Core Bond	Wells Capital Management, Incorporated	To seek to provide total return consisting of income and capital appreciation.
Emerging Markets Value	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
Equity-Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital.
Financial Industries	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide growth of capital.
Fundamental All Cap Core	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental Large Cap Value	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term capital appreciation.
Global	Templeton Global Advisors Limited	To seek to provide long-term capital appreciation.
Global Bond	Pacific Investment Management Company LLC	To seek to provide maximum total return, consistent with preservation of capital and prudent investment management.
Health Sciences	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
High Yield	Western Asset Management Company	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
International Equity Index	SSGA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock	Invesco Advisers, Inc.	To seek to provide long-term growth of capital.
International Small Company	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
International Value	Templeton Investment Counsel, LLC	To seek to provide long-term growth of capital.
Investment Quality Bond	Wellington Management Company, LLP	To seek to provide a high level of current income consistent with the maintenance of principal and liquidity.
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Portfolio	Subadviser	Investment Objective
Lifestyle Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income with some consideration given to growth of capital.
Lifestyle Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Lifestyle Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Managed Volatility Aggressive	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
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Portfolio	Subadviser	Investment Objective
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index.
Mid Cap Stock	Wellington Management Company, LLP	To seek to provide long-term growth of capital.
Mid Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available)	Pacific Investment Management Company LLC	To seek to provide maximum real return, consistent with preservation of real capital and prudent investment management.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to provide a combination of long-term capital appreciation and current income.
Science & Technology	T. Rowe Price Associates, Inc.; and Allianz Global Investors U.S. LLC	To seek to provide long-term growth of capital. Current income is incidental to the portfolio’s objective.
Select Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index.
Small Cap Opportunities	Dimensional Fund Advisors LP; and GW&K Investment Management, LLC	To seek to provide long-term capital appreciation.
Small Cap Stock	Wellington Management Company, LLP	To seek to provide long-term capital appreciation.
Small Cap Value	Wellington Management Company, LLP	To seek to provide long-term capital appreciation.
Small Company Value	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income.
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index.
Ultra Short Term Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Utilities	Massachusetts Financial Services Company	To seek to provide capital growth and current income (income above that available from the portfolio invested entirely in equity securities).
POLICY SUMMARY
General
The policy is a flexible premium variable universal life insurance policy. This summary provides a general description of the important features of the policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise stated or implied by the context, the discussions in this prospectus assume that the policy has not gone into default, there is no outstanding Policy Debt and the death benefit is not determined by the Minimum Death Benefit percentage. The policy’s provisions may vary in some states. The terms of the policy and any endorsements or riders will supersede the disclosure in this prospectus.
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Death Benefits
The policy provides a death benefit in the event of the death of the Life Insured while the policy is in force. The basic death benefit amount is the Face Amount, which is provided for the lifetime of the Life Insured with no maturity or expiration date. There may be other amounts added to the death benefit as described below.
Flexible Term Insurance Option. You may add a flexible term insurance option rider (the “FTIO Rider”) to the policy to provide additional term life insurance coverage on the Life Insured. Cost of insurance rates are less than or equal to those of the policy and no Sales Loads or surrender charge will apply. However, unlike the Face Amount of the policy, the FTIO Rider will terminate at the Life Insured’s Attained Age 100. The FTIO Rider also offers the flexibility to schedule varying death benefit amounts on future dates (the “Scheduled Death Benefits”).
Death Benefit Options. There are two death benefit Options. Option 1 provides a death benefit equal to the Face Amount of the policy and the Scheduled Death Benefits of the FTIO Rider or, if greater, the Minimum Death Benefit. Option 2 provides a death benefit equal to the Face Amount and the Scheduled Death Benefits, plus the Policy Value or, if greater, the Minimum Death Benefit. You may change the death benefit Option and increase or decrease the Face Amount and Scheduled Death Benefits.
Age 100 Advantage. If the Life Insured is alive on the Policy Anniversary when the Life Insured reaches Attained Age 100, the policy will continue in force subject to the following unless the policy owner chooses to surrender the policy for its Net Cash Surrender Value:
•	the policy will be continued until the earlier of the death of the Life Insured or the date the policy owner surrenders the policy;
•	no additional premium payments will be accepted although loan repayments will be accepted;
•	no additional charges or deductions (described under “Charges and Deductions”) will be assessed;
•	interest on any Policy Debt will continue to accrue;
•	the policy owner may continue to transfer portions of the Policy Value among the Investment Accounts and the Fixed Accounts as described in this prospectus.
Premiums
Premium payments may be made at any time prior to Attained Age 100 and in any amount, subject to certain limitations (see “Premium Payments—Premium Limitations”). Net Premiums will be allocated to one or more of the Fixed Account and the sub-accounts of the Separate Account. You may change allocations and make transfers among the accounts subject to limitations described below.
Policy Value
The Policy Value is the accumulation of premiums paid, less charges and deductions we take for expenses and cost of insurance, plus or minus the investment returns of the accounts to which the Policy Value has been allocated. You may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal or by full surrender of the policy.
Policy Loans
You may borrow against the Net Cash Surrender Value of the policy. Loan interest will accrue daily and be payable in arrears on each Policy Anniversary. The Policy Debt will be deducted from amounts payable at the Life Insured’s death or upon surrender.
Surrender and Partial Withdrawals
You may make a partial withdrawal of Policy Value. It may result in a decrease in the Face Amount and Scheduled Death Benefits and assessment of a portion of the surrender charge. You may surrender the policy for its Net Cash Surrender Value at any time.
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Lapse and Reinstatement
A policy will lapse and terminate without value when the Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without an adequate premium payment from you. You may reinstate a lapsed policy within five years following lapse if the policy was not surrendered for its Net Cash Surrender Value. Evidence of insurability is required, along with a premium payment described under “Reinstatement.”
The policy differs in two important ways from a conventional life insurance policy. First, failure to make planned premium payments will not itself cause the policy to lapse. Second, the policy can lapse even if planned premiums have been paid.
Charges and Deductions
We assess charges and deductions in connection with the policy, in the form of monthly deductions for the cost of insurance and administrative expenses, charges assessed daily against amounts in the Investment Accounts and loads deducted from premiums paid.
For more information, please refer to the prospectus for the underlying portfolio.
Sales Load or Surrender Charge. You may choose Coverage Amounts with one of two alternative charge structures representing different ways to cover a portion of our marketing and distribution costs. Generally, policy benefits will be approximately equal in present value under either alternative. However, there is no guarantee each alternative will perform the same in all circumstances. Therefore, you should obtain individualized illustrations for both charge structures.
Sales Load coverage features a load deducted immediately from premiums paid and no surrender charge. Surrender Charge coverage features no added sales load with surrender charges assessed upon early surrender, lapse, partial withdrawal or coverage decrease. Current cost of insurance charges in early years are higher for Surrender Charge coverage.
Reduction in Charges and Enhancement of Surrender Values. The policy is designed for employers and other sponsoring organizations that may purchases multiple policies as a Case. The size or nature of the Case may result in expected savings of sales, underwriting, administrative or other costs. If so, we may offer reductions of policy charges and enhancements of surrender value. We may change the nature and amount of reductions and enhancements available from time to time. They will be determined in a way that is not unfairly discriminatory to policyholders.
Investment Options and Investment Subadvisers
You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of the Separate Account. Each of the sub-accounts invests in the shares of one of the portfolios described in the Table of Investment Options and Investment Subadvisers.
The portfolios also employ subadvisers. The Table of Investment Options and Investment Subadvisers shows the subadvisers that provide investment subadvisory services to the indicated portfolios.
Allocating Net Premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating Net Premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and © foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.
Description of John Hancock (USA)
We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of John Hancock USA and its
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subsidiaries. However, neither John Hancock USA nor any of its affiliated companies guarantees the investment performance of the Separate Account. Our executive office is located at 200 Berkeley St., Boston, MA 02116.
We are ranked and rated by independent financial rating services, which may include Moody's, Standard & Poor's, Fitch and A.M. Best. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the company, but they do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.
Description of Separate Account N
The variable investment accounts shown on page 1 are in fact subaccounts of the John Hancock Life Insurance Company (U.S.A.) Separate Account N, a separate account operated by us under Michigan law. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management of the Separate Account or of us.
The Separate Account’s assets are our property. Each policy provides that amounts we hold in the Separate Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can’t be used to pay any indebtedness of John Hancock USA other than those arising out of policies that use the Separate Account. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of John Hancock USA's other assets. John Hancock USA is obligated to pay all amounts promised to policy owners under the policies.
New variable investment accounts may be added and made available to policy owners from time to time. Existing variable investment accounts may be modified or deleted at any time.
ISSUING A POLICY
Use of the Policy
The policy is designed to provide employers or other organizations with life insurance coverage on employees or other individuals in whose lives they have an insurable interest. The policy may be owned by an individual or a corporation, trust, association, or similar entity. The policy may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation liabilities or death benefit liabilities of executive retirement plans, or as a source for funding cash flow obligations under such plans.
Requirements
To purchase a policy, an applicant must submit a completed application. A policy will not be issued until the underwriting process is completed to our satisfaction and we approve issuance of the policy.
Policies may be issued on a basis that does not distinguish between the Life Insured’s sex and/or smoking status, with prior approval from us. A policy will only be issued on the lives of insureds from Issue Ages 20 through 80. Each policy has a Policy Date, an Effective Date and an Issue Date. The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are measured. The Policy Date is also the effective date of the initial Coverage Amount. The Policy Date is the same date as the Effective Date unless the policy is backdated (see “Backdating a Policy”). The Effective Date is the date we become obligated under the policy and when the first monthly deductions are taken. It is the later of the date we approve issuance of the policy and the date we receive at least the Minimum Initial Premium. The Issue Date is the date from which the Suicide and Incontestability provisions of the policy are measured.
If we approve issuance of a policy before we receive the Minimum Initial Premium then the Effective Date will be later than the Issue Date. The Minimum Initial Premium must be received by us within 60 days after the Issue Date and the Life Insured must be in good health on the Effective Date. If the Minimum Initial Premium is not paid or if the application is rejected, the policy will be canceled and any premiums paid will be returned to the applicant.
Net Premiums received prior to the Effective Date will be credited with interest at the rate of return earned on amounts allocated to the Money Market portfolio. On the Effective Date, Net Premiums received plus any interest credited will be
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allocated to Investment Accounts and the Fixed Account according to your instructions, unless first allocated to the Money Market Trust for the duration of the right to examine period (see “Right to Examine the Policy”).
Minimum Face Amount and Scheduled Death Benefit. The minimum Face Amount is $50,000 unless the FTIO Rider is added to the policy. With an FTIO Rider, the minimum Face Amount is $25,000 and the minimum Scheduled Death Benefit is $50,000 at all times.
Backdating a Policy. You may request that we backdate the policy by assigning a Policy Date earlier than the date the application is signed. We will not backdate the policy to a date earlier than that allowed by state law, which is generally three months to one year prior to the date of application for the policy. Monthly deductions will be made for the period the Policy Date is backdated.
Temporary Insurance Agreement
Temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement, subject to our underwriting practices. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. It is issued on a conditional receipt basis, which means that benefits would only be paid if the Life Insured met our usual and customary underwriting standards for the coverage applied for.
Underwriting
The policies are offered on three underwriting classes that require different types and amounts of information from the applicant and prospective Life Insured. Current cost of insurance charges in early Policy Years will vary by the type of underwriting and charges will generally be lower where underwriting information is more extensive. Under any of the underwriting bases, the acceptance of an application is subject to our underwriting rules and we may request additional information or reject an application for any reason.
Short Form Underwriting. The proposed Life Insured must answer qualifying questions in the application but is not required to provide detailed medical history, submit records or undergo examinations or tests unless requested to do so by us. Availability of Short Form underwriting depends on characteristics of the Case, such as the number of lives to be insured, the amounts of insurance and other factors, and it is generally available only up to Issue Age 65.
Simplified Underwriting. The proposed Life Insured must satisfactorily answer certain health questions in the application and may be required to submit existing medical records, but requirements to undergo examinations and tests are minimized. Availability of Simplified underwriting and the nature of the requirements will depend on characteristics of the Case and the proposed lives to be insured.
Regular (Medical) Underwriting. Where Short Form or Simplified underwriting is unavailable we require satisfactory evidence of insurability under our regular underwriting guidelines for individual applicants. This may include medical exams and other information. A proposed Life Insured who fails to qualify for a standard risk classification may be eligible to be insured with an additional substandard rating.
Right to Examine the Policy
A policy may be returned for a refund within 10 days after you receive it. Some states provide a longer period of time for this right, which will be stated in the policy if applicable. The policy can be mailed or delivered to the John Hancock USA agent who sold it or to the Service Office. Immediately upon such delivery or mailing, the policy shall be deemed void from the beginning. Within seven days after receipt of the returned policy at the Service Office we will refund an amount equal to the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned policy, plus all charges deducted prior to that date, not including fees and expenses of the portfolios, minus any partial withdrawals and policy loans.
Some state laws require the refund of premiums paid without adjustment for investment gains and losses of the Separate Account. In these states, all Net Premiums will be allocated to the Money Market Trust during the right to examine period and the refund amount will be equal to all premiums received less any partial withdrawals and policy loans.
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If you request a Face Amount increase that results in new surrender charge or sales loads, you will have the same rights described above to cancel the increase. If canceled, the premiums paid during this right to examine period will be refunded, and the Policy Value and surrender charge or sales loads will be recalculated to be as they would have been had the premiums not been paid.
We reserve the right to delay the refund of any premium paid by check until the check has cleared.
(Applicable to Residents of California Only)
Residents in California age 60 and greater may return the policy for a refund at any time within 30 days after receiving it. The policy can be mailed or delivered to the Company’s agent who sold it or to the Service Office. If you cancel the policy during this 30 day period and your premiums were allocated to a Fixed Account or the Money-Market investment option, we will refund you the amount of all premiums paid. If your premiums were allocated to one or more of the Investment Accounts (other than the Money Market portfolio), we will refund you the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned policy plus all charges deducted prior to that date, not including fees and expenses of the portfolios; minus any partial withdrawals and policy loans.
Your premiums will be placed in either (a) the Fixed Account, (b) the Money Market investment option or © in one or more of the Investment Accounts, based upon your instructions. If no instructions are given, your premiums will be placed in the Money Market investment option.
Life Insurance Qualification
A policy must satisfy either of two tests to qualify as a life insurance contract as defined in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”). At the time of application, you must choose either the Cash Value Accumulation Test (“CVA Test”) or the Guideline Premium Test (“GP Test”) and the test cannot be changed once the policy is issued.
Cash Value Accumulation Test. The CVA Test requires the death benefit at any time to be at least a certain ratio of the Policy Value, based on prescribed calculations. The Minimum Death Benefit provision described below will ensure that the CVA Test is met. There is no restriction on the amount of premiums you may pay, but we will require you to provide satisfactory evidence of insurability before we accept an amount of premium that would increase the death benefit by more than the increase in Policy Value.
Guideline Premium Test. The GP Test limits the amount of premiums you may pay into the policy, given its death benefit, based on prescribed calculations. In addition, the GP Test requires the death benefit at any time to be at least a prescribed ratio of the Policy Value. These prescribed multiples are generally lower than those calculated under the CVA Test. The Minimum Death Benefit provision described below will ensure that this second requirement is met.
Changes to the policy or FTIO Rider, such as changes in Face Amount, Scheduled Death Benefit, death benefit Option or partial withdrawals, may affect the premium limits under the GP Test. Some changes will reduce future premium limits and may cause premiums already paid to exceed the new limits and force you to make a partial withdrawal.
DEATH BENEFITS
If the policy is in force at the time of the Life Insured’s death we will pay an insurance benefit to the beneficiary. The policy may remain in force for the Life Insured’s entire lifetime and there is no specified maturity or expiration date.
Insurance benefits are only payable when we receive due proof of death at the Service Office, in the form of either a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other proof satisfactory to us.
The amount of the insurance benefit payable will be the death benefit on the date of death, as described below, less any Policy Debt and outstanding monthly deductions on the date of death. The insurance benefit will be paid in one lump sum unless another form of settlement is agreed to by the beneficiary and us. If the insurance benefit is paid in one sum, we will pay interest from the date of death to the date of payment. If the Life Insured should die after our receipt of a request for surrender, no insurance benefit will be payable, and we will pay only the Net Cash Surrender Value.
Minimum Death Benefit. Both the CVA Test and the GP Test require the death benefit to be at least a prescribed ratio of the Policy Value at all times. The Policy’s Minimum Death Benefit ensures that these requirements are met by providing that
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the death benefit shall be at least equal to the Policy Value multiplied by the applicable Minimum Death Benefit Percentage for the Attained Age of the Life Insured. Tables of Minimum Death Benefit Percentages appear below.
Table of Minimum Death Benefit Percentages.
Age	GP Test Percent	Male	CVA Test Female	Unisex
20	250%	653%	779%	67.4%
21	250%	634%	754%	654%
22	250%	615%	730%	635%
23	250%	597%	706%	616%
24	250%	580%	684%	598%
25	250%	562%	662%	579%
26	250%	545%	640%	561%
27	250%	528%	619%	544%
28	250%	511%	599%	526%
29	250%	494%	580%	509%
30	250%	479%	561%	493%
31	250%	463%	542%	477%
32	250%	448%	525%	461%
33	250%	433%	507%	446%
34	250%	419%	491%	432%
35	250%	406%	475%	418%
36	250%	392%	459%	404%
37	250%	380%	444%	391%
38	250%	367%	430%	378%
39	250%	356%	416%	366%
40	250%	344%	403%	355%
41	243%	333%	390%	343%
42	236%	323%	378%	333%
43	229%	313%	366%	322%
44	222%	303%	355%	312%
45	215%	294%	344%	303%
46	209%	285%	333%	294%
47	203%	277%	323%	285%
48	197%	268%	313%	276%
49	191%	260%	304%	268%
50	185%	253%	295%	260%
51	178%	245%	286%	253%
52	171%	238%	278%	245%
53	164%	232%	270%	238%
54	157%	225%	262%	232%
55	150%	219%	254%	225%
56	146%	213%	247%	219%
57	142%	207%	240%	213%
58	138%	202%	233%	208%
59	134%	197%	227%	202%
Age	GP Test Percent	Male	CVA Test Female	Unisex
60	130%	192%	221%	197%
61	128%	187%	214%	192%
62	126%	182%	208%	187%
63	124%	178%	203%	183%
64	122%	174%	197%	178%
65	120%	170%	192%	174%
66	119%	166%	187%	170%
67	118%	162%	182%	166%
68	117%	159%	177%	162%
69	116%	155%	173%	159%
70	115%	152%	169%	156%
71	113%	149%	164%	152%
72	111%	146%	160%	149%
73	109%	144%	156%	146%
74	107%	141%	153%	144%
75	105%	139%	149%	141%
76	105%	136%	146%	139%
77	105%	134%	143%	136%
78	105%	132%	140%	134%
79	105%	130%	138%	132%
80	105%	129%	135%	130%
81	105%	127%	133%	128%
82	105%	125%	130%	127%
83	105%	124%	128%	125%
84	105%	122%	126%	123%
85	105%	121%	124%	122%
86	105%	120%	123%	121%
87	105%	119%	121%	119%
88	105%	118%	119%	118%
89	105%	116%	118%	117%
90	105%	116%	117%	116%
91	104%	115%	115%	115%
92	103%	114%	114%	114%
93	102%	112%	113%	113%
94	101%	111%	112%	111%
95	100%	110%	110%	110%
96	100%	109%	109%	109%
97	100%	107%	107%	107%
98	100%	106%	106%	106%
99	100%	105%	105%	105%
100+	100%	100%	100%	100%

Flexible Term Insurance Option Rider
You may add the FTIO Rider to the policy to provide additional death benefit coverage on the Life Insured. The FTIO Rider provides flexible term life insurance to Attained Age 100 with cost of insurance charges less than or equal to those of the policy. The Rider will terminate at the earlier of Attained Age 100, the date the policy lapses or is surrendered, and your request to cancel the FTIO Rider.
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You may schedule the death benefit amounts that will apply at specified times (the “Scheduled Death Benefits”). Scheduled Death Benefits may be constant or varying from time to time. The Death Benefit Schedule will be shown in the policy.
The Term Insurance Benefit of the FTIO Rider is equal to (a) minus (b) but not less than zero where:
(a) the Scheduled Death Benefit for the Policy Month, and
(b) the Face Amount of the policy or, if greater, the policy’s Minimum Death Benefit
Even if the Term Insurance Benefit may be zero in a Policy Month, the Rider will not terminate.
Example. A policy is purchased for an executive as part of an employee benefit plan. The death benefit provided by the policy is to be equal to the executive’s salary of $100,000 increasing at 5% per year through age 64. Assuming the executive is currently 55, the policy will be issued with a death benefit Schedule as follows:
Policy Year	Scheduled Death Benefit
1	100,000
2	105,000
3	110,250
4	115,763
5	121,551
6	127,628
7	134,010
8	140,710
9	147,746
10+	155,133
The FTIO Rider amount will change each year as necessary to provide the benefits shown in the schedule, as follows:
Policy Year	Total Death Benefit	Face Amount	Flexible Term Insurance Amount
1	100,000	100000	0
2	105,000	100000	5,000
3	110,250	100000	10,250
4	115,763	100000	15,763
5	121,551	100000	21,551
6	127,628	100000	27,628
7	134,010	100000	34,010
8	140,710	100000	40,710
9	147,746	100000	47,746
10	155,133	100000	55,133
Death Benefit Options
You may choose either of two death benefit Options:
Death Benefit Option 1. The death benefit on any date is the Face Amount of the policy or, if greater, the Minimum Death Benefit, plus the Term Insurance Benefit of the FTIO Rider.
Death Benefit Option 2. The death benefit on any date is the Face Amount plus the Policy Value or, if greater, the Minimum Death Benefit, plus the Term Insurance Benefit of the FTIO Rider.
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Changing the Death Benefit Option
You may change the death benefit Option at any time. The change will take effect at the beginning of the next Policy Month that is at least 30 days after your written request is received at the Service Office. We reserve the right to limit changes that could cause the policy to fail to qualify as life insurance for tax purposes.
A change in the death benefit Option will result in a change in the Face Amount and Scheduled Death Benefits to avoid any change in the amount of death benefit, as follows:
•	Change from Option 1 to Option 2. The new Face Amount will be the Face Amount prior to the change less the Policy Value on the date of the change.
•	The Scheduled Death benefit amounts for dates on or after the date of the change will be the amounts scheduled prior to the change less the Policy Value on the date of the change.
•	Coverage Amounts will be reduced or eliminated in the order that they are listed in the policy until the total decrease in Coverage Amounts equals the decrease in Face Amount.
•	surrender charge will not be assessed for reductions that are solely due to a change in the death benefit Option.
Example. A policy is issued with a Face amount of $100,000, death benefit Option 1, and the following schedule:
Policy Year	Scheduled Death Benefit
1	100,000
2	125,000
3	150,000
4	175,000
5+	200,000
The death benefit Option is changed to Option 2 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $90,000 (the Face Amount prior to the change less the Policy Value) and the Death Benefit Schedule after the change will become:
Policy Year	Scheduled Death Benefit
3	140,000
4	165,000
5+	190,000
Change from Option 2 to Option 1. The new Face Amount will be the Face Amount prior to the change plus the Policy Value on the date of the change (but the new Face Amount will be no greater than the Scheduled Death Benefit on the date of the change.)
The resulting Face Amount increase will be added to the first Coverage Amount listed in the policy.
The Annual Premium Target for this Coverage Amount will not be increased and new surrender charge or Sales Loads will not apply, however, for an increase solely due to a change in the death benefit Option.
Example. A policy is issued with a Face amount of $100,000, death benefit Option 2, and the following schedule:
Policy Year	Scheduled Death Benefit
1	100,000
2	125,000
3	150,000
4	175,000
5+	200,000
The death benefit Option is changed to Option 1 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $110,000 (the Face Amount prior to the change plus the Policy Value), and the Death Benefit Schedule after the change will become:
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Policy Year	Scheduled Death Benefit
3	160,000
4	185,000
5+	210,000
Changing the Face Amount and Scheduled Death Benefits
•	At any time, you may request an increase or decrease to the Face Amount or any Scheduled Death Benefits effective on or after the date of change. We reserve the right to limit changes that could cause the policy to fail to qualify as life insurance for tax purposes.
•	Increases in Face Amount and Scheduled Death Benefits. Increases in Face Amount and Scheduled Death Benefits are subject to the following conditions:
•	Increases in Face Amount and Scheduled Death Benefits will require satisfactory evidence of the Life Insured’s insurability.
•	Increases will take effect at the beginning of the next Policy Month after we approve the request.
•	We may refuse a requested increase that would not meet our requirements for new policy issues at the time due to the Life Insured’s Attained Age or other factors.
•	If the Face Amount is increased (other than as required by a death benefit Option change) then all Scheduled Death Benefits effective on or after the date of the change will be increased by the amount of the Face Amount increase.
New Surrender Charges or Sales Loads for a Face Amount Increase. Coverage Amounts equal to the amount of the increase will be added to the policy as follows:
•	First, Coverage Amounts that were reduced or eliminated by a prior Face Amount decrease will be restored.
•	Second, if needed, a new Coverage Amount will be added to the policy with an Annual Premium Target and new surrender charge or Sales Loads. Any new Coverage Amount will be based on the Life Insured’s Attained Age and other relevant factors on the effective date of the increase.
Premiums paid on or after the increase may be attributed to the new Coverage Amount and result in surrender charge or Sales Loads (see “Charges and Deductions—Attribution of Premiums”).
Decreases in Face Amount and Scheduled Death Benefits. Decreases in Face Amount and Scheduled Death Benefits are subject to the following conditions:
•	Decreases in Face Amount and Scheduled Death Benefits will take effect at the beginning of the next policy Month which is at least 30 days after your written request is received at the Service Office.
•	If the Face Amount is decreased then all Scheduled Death Benefits effective on or after the date of the change will be decreased by the same amount.
•	If at any time the Scheduled Death Benefit decreases to less than the Face Amount, the Face Amount will be decreased to be equal to the Scheduled Death Benefit at that time.
•	Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the policy. surrender charge may be assessed (see “Charges and Deductions—Sales Load or Surrender Charge”).
Decreases in Face Amount under Death Benefit Option 1 due to a Partial Withdrawal. If death benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount will be decreased by an amount equal to (a) minus (b) but not less than zero, where:
(a)  is the partial withdrawal amount plus any applicable Surrender Charge and
(b)  is the excess, if any, of the policy’s Minimum Death Benefit over its Face Amount, immediately prior to the partial withdrawal.
Decreases in Face Amount under death benefit Option 1 due to a Partial Withdrawal are subject to the following conditions:
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•	Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the policy.
•	All Scheduled Death Benefits effective on or after the date of the partial withdrawal will be decreased by the amount of the Face Amount decrease, unless you request otherwise and we approve.
•	A Face Amount decrease due to a partial withdrawal will not incur any Surrender Charge in addition to that applicable to the partial withdrawal (see “Charges and Deductions—Sales Load or Surrender Charge”).
Example for Face Increases and Decreases. A policy is issued with a Face Amount of $100,000, death benefit Option 1, and a Death Benefit Schedule as follows:
Policy Year	Scheduled Death Benefit
1	100,000
2	125,000
3	150,000
4	175,000
5+	200,000
Assume the following policy activity:
Activity	Effect on Policy	Change in Benefit Schedule
In Policy Year 2, the Face Amount is reduced to $80,000.	The initial Coverage amount is reduced to $80,000.	Policy Year	Scheduled Death Benefit
		2	105,000
		3	130,000
		4	155,000
		5+	180,000
In Policy Year 3, the Face Amount is increased to $120,000	The initial Coverage Amount (which earlier was reduced to $80,000) is restored to its original level of $100,000. A new Coverage Amount for $20,000 is added to the policy. This new coverage amount will have its own Annual Premium Target, and if applicable, its own Sales Load or surrender charge. A portion of the future premiums paid will be attributed to this Coverage Amount to determine the amount of the Sales Load or Surrender Charge.	Policy Year	Scheduled Death Benefit
		3	170,000
		4	195,000
		5+	220,000
In Policy Year 4, a Partial Withdrawal of $30,000 is made.	The Face Amount is reduced to $90,000. The most recent Coverage Amount of $20,000 is reduced to $0, and the initial Coverage Amount is reduced to $90,000.	Policy Year	Scheduled Death Benefit
		4	165,000
		5	190,000
Factors that Affect the Death Benefit. In the case of death benefit Option 2 where the death benefit is the Face Amount plus the Policy Value, changes in the Policy Value will affect the amount of death benefit. Factors that affect the Policy Value are the investment performance of the variable investment options chosen and the charges deducted. For a discussion of how
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these factors affect Policy Value see the “Risks/Benefits Summary.” These factors do not affect the Face Amount of the policy. Therefore, the amount of death benefit under Option 1 will not be less than the Face Amount as long as the policy does not lapse.
PREMIUM PAYMENTS
Initial Premiums
No premiums will be accepted prior to receipt of a completed application by us. All premiums received prior to the Effective Date of the policy will be held in the general account and credited with interest from the date of receipt at the rate of return earned on amounts allocated to the Money Market Trust.
On the Effective Date, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with your instructions, unless first allocated to the Money Market Trust for the duration of the right to examine period (see “Right to Examine the Policy”).
Subsequent Premiums
After the payment of the initial premium, premiums may be paid at any time during the lifetime of the Life Insured prior to Attained Age 100 and in any amount subject to the premium limitations described below. A policy will be issued with a planned premium, which is based on the amount of premium you wish to pay. We will send you notices of your planned premium at the payment interval you select. However, you are under no obligation to make the planned premium payment.
Payment of premiums will not guarantee that the policy will stay in force and failure to pay premiums will not necessarily cause the policy to lapse. The policy will remain in force so long as the Net Cash Surrender Value is sufficient to cover policy charges.
Premium Limitations
If the policy is issued under the GP Test, the total of all premiums paid may not exceed the then-current maximum premium limitations established by federal income tax law for the policy to qualify as life insurance. The GP Test premium limits are stated in the policy. If a premium is received which would result in total premiums exceeding the applicable GP Test limit, we will only accept that portion of the premium that will not exceed the limit. Any premium in excess of that amount will be returned.
If the policy is issued under the CVA Test, there is no restriction on the amount of premiums that may be paid into a policy, but you must provide satisfactory evidence of insurability before we accept any premium that would increase the death benefit by an amount greater than the increase in Policy Value.
Premium Allocation
You may allocate premiums to the Fixed Account and Investment Accounts. Allocations may be made as percentages that are between zero and 100% that sum to exactly 100%. Alternatively, you may allocate a premium in dollar amounts that sum to exactly the Net Premium amount. You may change premium allocations at any time and the change will take effect on the date a request for change satisfactory to us is received at the Service Office.
CHARGES AND DEDUCTIONS
Premium Load
We will deduct a Premium Load as a percentage of each premium payment that is guaranteed never to exceed 2.0%. Currently, we waive this load in Policy Years 11 and later and charge 0%.
The charge is intended to cover a portion of the aggregate amount of various taxes and fees we pay to federal, state and local governments. It is not based on the actual premium tax rate of your state of residence or any other specific tax.
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Sales Load or Surrender Charge
Each Coverage Amount listed in the policy is designated as having either a Sales Load or Surrender Charge. One or the other of these charges will apply to a Coverage Amount, but not both. This designation cannot be changed after a Coverage Amount is effective and, currently, the same alternative must apply to all Coverage Amounts.
Generally, policy benefits will be approximately equal in present value under either alternative. However, there is no guarantee each alternative will perform the same in all circumstances. Therefore, you should obtain individualized illustrations for both charge structures. Current cost of insurance rates in early Policy Years will be higher for the Surrender Charge alternative.
The Sales Load or Surrender Charge is intended to cover a portion of our costs of marketing and distributing the policies.
Attribution of Premiums. An Annual Premium Target is associated with each Coverage Amount. Annual Premium Targets are based on the Coverage Amount and the Life Insured’s Attained Age, sex and smoking status on the effective date of the Coverage Amount. The Annual Premium Targets are listed with the Coverage Amounts in the policy.
Premium payments will be attributed to Coverage Amounts that have been in effect for less than 5 years. Attribution will begin with the first applicable Coverage Amount that is listed in the policy. The sum of all premium amounts attributed to a Coverage Amount in a Coverage Year is limited to the Annual Premium Target shown in the policy. Premium amounts that exceed the Annual Premium Target will be attributed to the next listed Coverage Amount, up to its own Annual Premium Target. Attribution will continue in this manner until either the entire premium is attributed to Coverage Amounts or the Annual Premium Target is exceeded for all applicable Coverage Amounts.
Sales Load. We deduct a Sales Load from all premium amounts attributed to a Coverage Amount designated as having a Sales Load. The Sales Load is a percentage of premiums guaranteed never to exceed the percentages below.
Currently we are charging these percentages.
Coverage Year	Percentage	Coverage Year	Percentage
1	8%	4	2%
2	6%	5	1%
3	3%	6+	0%
Surrender Charge. We will deduct a Surrender Charge from the Net Policy Value upon elimination or reduction of a Coverage Amount designated as having a Surrender Charge during the first 9 Coverage Years. Coverage Amounts may be eliminated or reduced and a Surrender Charge assessed due to:
•	surrender of the policy for its Net Cash Surrender Value,
•	a partial withdrawal which exceeds the Free Partial Withdrawal Amount,
•	a Face Amount decrease that is not solely due to a death benefit Option change, or
•	lapse of the policy.
The Surrender Charge for an applicable Coverage Amount is a percentage of the sum of all premiums attributed to it since its effective date. Surrender Charge percentages are guaranteed never to exceed those below. Currently, we are charging these percentages:
Coverage Year	Percentage	Coverage Year	Percentage
1	5.0%	6	1.5%
2	4.0%	7	1.0%
3	3.0%	8	1.0%
4	2.5%	9	0.5%
5	2.0%	10+	0.0%
Although the Surrender Charge percentages remain level or decrease as the Coverage Year increases, the total dollar amount of surrender charge may increase, as the total premium paid increases. Premiums paid in any Coverage Year in excess of the Annual Premium Target and premiums paid after the fifth Coverage Year may not add to the Surrender Charge, so the timing of premium payments may affect the amount of the Surrender Charge.
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Depending upon circumstances such as premiums paid and performance of the underlying investment options, there may be a Policy Value but no Cash Surrender Value available due to the existence of the Surrender Charge.
Unless otherwise allowed by us and specified by you, surrender charge will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Account bears to the Net Policy Value.
Surrender Charges on a Partial Withdrawal. We will assess a portion of the Surrender Charge if you take a partial withdrawal that exceeds the Free Withdrawal Amount. The Free Withdrawal Amount is 10% of the Net Cash Surrender Value at the time of the withdrawal less the amount of any partial withdrawals already taken in the same Policy Year.
The portion of the policy’s total Surrender Charge that will be assessed is the ratio of (a) to (b), where (a) is the amount being withdrawn in excess of the Free Withdrawal Amount and (b) is the Net Cash Surrender Value immediately prior to the withdrawal. The remaining surrender charge for all Coverage Amounts will be reduced in the same proportion that the Surrender Charge assessed bears to the policy’s total Surrender Charge immediately prior to the partial withdrawal.
Surrender Charges on a Face Amount Decrease. We will assess a portion of the Surrender Charge upon a Face Amount decrease that is not required due to a death benefit Option change or partial withdrawal. For each Coverage Amount that is reduced or eliminated as a result of the decrease, we will assess a portion of any applicable Surrender Charge. The proportion of the Surrender Charge that is assessed will be the ratio of amount by which the Coverage Amount is reduced to the Coverage Amount prior to reduction. The remaining surrender charge for affected Coverage Amounts will be reduced by the same ratio.
Monthly Deductions
On the Policy Date and at the beginning of each Policy Month prior to Attained Age 100, a deduction is due from the Net Policy Value to cover certain charges described below. Monthly deductions due prior to the policy’s Effective Date will be taken on the Effective Date. Unless otherwise allowed by us and specified by you, the monthly deduction will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each of the Investment Accounts and the Fixed Account bears to the Net Policy Value.
Administration Charge. Currently we deduct a charge of $12 per Policy Month, which is guaranteed never to be exceeded. This charge is intended to cover certain administrative expenses associated with the policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under a policy.
Cost of Insurance Charge. A monthly charge for the cost of insurance is paid to the Company and is determined by multiplying a cost of insurance rate by the net amount at risk at the beginning of each Policy Month.
Death Benefit Option 1. The net amount at risk is equal to the greater of zero, or (a) minus (b), where
(a) is the applicable death benefit amount on the first day of the Policy Month, divided by 1.0024663; and
(b) is the Policy Value attributed to that death benefit amount on the first day of the Policy Month.
Death Benefit Option 2. The net amount at risk is equal to the Face Amount of insurance.
Cost of insurance rates and net amounts at risk are determined separately for each Coverage Amount and for the excess of the death benefit over the Face Amount (the Face Amount is the sum of the Coverage Amounts).
Attribution of Policy Value to Net Amounts at Risk. To determine the net amounts at risk, the Policy Value will be attributed to Coverage Amounts in the order listed in the policy. The amount of Policy Value attributed to a Coverage Amount will be limited to the amount that results in zero net amount at risk, and any excess Policy Value will then be attributed to the next listed Coverage Amount. Attribution will continue in this manner until either the entire Policy Value is attributed or the end of the list of Coverage Amounts is reached. Any remaining Policy Value will then be attributed to the excess of the death benefit over the Face Amount.
Current Cost of Insurance Rates. Cost of insurance rates are determined separately for each Coverage Amount and the excess of the death benefit over the Face Amount. There are different current cost of insurance rate bases for:
•	Coverage Amounts having Sales Loads,
•	Coverage Amounts having surrender charge, and
•	The excess of the death benefit over the Face Amount, including any Term Insurance Benefit under the FTIO Rider.
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The cost of insurance rate in a specific Policy Month for an applicable death benefit amount will depend on:
•	the cost of insurance rate basis for the applicable death benefit amount,
•	the Life Insured’s Attained Age, sex (unless unisex rates are required by law) and smoking status on the effective date of the applicable death benefit amount,
•	the underwriting class of the applicable death benefit amount,
•	the Coverage Year, or Policy Year for the excess of the death benefit over the Face Amount,
•	any extra charges for substandard ratings, as stated in the policy.
Since the net amount at risk for death benefit Option 1 is based on a formula that includes as factors the Policy Value, the net amount at risk is affected by the investment performance of the underlying investment options chosen, payment of premiums and charges assessed.
Cost of insurance rates will generally increase with the Life Insured’s age and the Coverage Year.
Cost of insurance rates reflect our expectation as to future mortality experience. They are also intended to cover our general costs of providing the policy, to the extent that these costs are not covered by other charges. Current cost of insurance rates may be changed by us on a basis that does not unfairly discriminate within the class of lives insured.
Guaranteed Maximum Cost of Insurance Rates. In no event will the cost of insurance rates we charge exceed the guaranteed maximum rates set forth in the policy, except to the extent that an extra charge is imposed for a substandard rating. The guaranteed rates are the based on 1980 Commissioners Standard Ordinary Sex Distinct (unless unisex rates are required by law) ANB Aggregate Ultimate Mortality Tables. Current cost of insurance rates may be less than the guaranteed rates.
Asset Based Risk Charge Deducted from Investment Accounts
We assess a daily charge against amounts in the Investment Accounts. This charge is intended to compensate us for insurance risks we assume under the policy, such as benefit payments and expenses that are higher than we expected. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the policy.
The charge is a percentage of amounts in the Investment Accounts, which will reduce Unit Values of the sub-accounts. The charge is guaranteed never to exceed an annual rate of 0.50%. Currently, we charge the following rates:
PolicyYear	Annual Rate
1-10	0.50%
11+	0.25%
Reduction in Charges and Enhanced Surrender Values
The policy is designed for employers and other sponsoring organizations that may purchase multiple policies as a Case. The size or nature of the Case may result in expected savings of sales, underwriting, administrative or other costs. If so, we expect to offer reductions of policy charges and enhancements of surrender value. Eligibility for reductions and enhancements and the amounts available will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the lives insured, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of reductions and enhancements may be guaranteed and others may be subject to restrictions or to withdrawal or modification, on a uniform case basis. We may change the nature and amount of reductions and enhancements available from time to time. Reductions and enhancements will be determined in a way that is not unfairly discriminatory to policy owners.
COMPANY TAX CONSIDERATIONS
Currently, we make no specific charge for any federal, state, or local taxes that we incur that may be attributable to such Account or to the policy. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of tax laws that we determines to be attributable to the Separate Account or to the policy.
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POLICY VALUE
Determination of the Policy Value
A policy has a Policy Value, a portion of which is available to you by making a policy loan or partial withdrawal, or upon surrender of the policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.
The Policy Value is affected by the investment performance of the Investment Account chosen and the rate of interest credited if amounts are allocated to the Fixed Account. The Policy Value is also affected by the charges deducted. For a discussion of how these factors affect Policy Value see the “Risks/Benefits Summary.”
Investment Accounts. An Investment Account is established under each policy for each sub-account of the Separate Account to which Net Premiums or transfer amounts have been allocated. Each Investment Account under a policy measures the interest of the policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the policy times the value of such units.
Fixed Account. Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by John Hancock USA. See “The General Account—Fixed Account”.
Loan Account. Amounts borrowed from the policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by John Hancock USA that is lower than the loan interest rate charged on Policy Debt. See “Policy Loans— Loan Account”.
Units and Unit Values
Crediting and Canceling Units. Units of a particular sub-account are credited to a policy when Net Premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.
Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day that is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day that is not a Business Day will be made on the next Business Day.
Unit Values. For each Business Day the unit value for a sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for that sub-account on such subsequent Business Day.
The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) minus (c), where:
(a)  is the net asset value of the underlying portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day;
(b)  is the net asset value of the underlying portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day; and
(c)  is a charge not exceeding the daily mortality and expense risk charge shown in the “Charges and Deductions— Asset Based Risk Charge Deducted from Investment Accounts” section.
The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.
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Transfers of Policy Value
Market timing and disruptive trading risks
The policy is not designed for professional market timers or highly active traders, including persons or entities that engage in programmed, large or frequent transfers among the investment accounts or between the investment accounts and any available fixed account. The policy is also not designed to accommodate trading that results in transfers that are large in relation to the total assets of the underlying portfolio.
Variable investment options in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options or to make large transfers in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by large or frequent transfer activity. For example, such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio's investments in accordance with the portfolio’s investment objectives and policies. This could include causing the portfolio to maintain higher levels of cash than would otherwise be the case, or liquidating investments prematurely. Accordingly, frequent or large transfers may result in dilution with respect to interests held for long-term investment and adversely affect policy owners, beneficiaries and the underlying portfolios.
To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone and facsimile transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, (iii) restricting transfers into and out of certain investment options, (iv) restricting the method used to submit transfers, and (v) deferring a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.
We may also impose additional administrative conditions upon, or prohibit a transfer request made by a third party giving instructions on behalf of multiple policies, whether owned by the same owner or different owners. If you engage a third party for asset allocation services, then you may be subject to these transfer restrictions because of the actions of that party in providing those services. We will notify the third party you have engaged if we exercise this right.
While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long-term investors.
Our current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraph). In applying this restriction any transfer request involving the transfer of account value into or out of multiple variable investment options will still count as only one request. No more than one transfer request may be made on any day. You may, however, transfer to the Money Market portfolio even if the two transfer per month limit has been reached, but only if 100% of the Policy Value in all variable investment options is transferred to the Money Market portfolio. If such a transfer to the Money Market investment portfolio is made, then, for the 30 calendar day period after such transfer, no transfers from the Money Market portfolio to any other variable investment options or to the Fixed Account may be made. If a policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Policies may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any account values are transferred from one portfolio into a second portfolio, the values can only be transferred out of the second investment option if they are transferred into the Money Market portfolio; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market portfolio may not be transferred out of the Money Market portfolio into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
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Subject to our approval, we may offer policies purchased by a corporation or other entity that has purchased policies to match its liabilities under an employee benefit plan, as described above, the ability to electronically rebalance the investment options in its policies. Under these circumstances, in lieu of imposing any specific limit upon the number or timing of transfers, we will monitor aggregate trades among the sub-accounts for frequency, pattern and size for potentially harmful investment practices. If we detect trading activity that we believe may be harmful to the overall operation of any investment account or underlying portfolio, we may impose conditions on policies employing electronic rebalancing to submit trades, including setting limits upon the number and timing of transfers, and revoking privileges to make trades by any means other than written communication submitted via U.S. mail. The restrictions described in these paragraphs will be applied uniformly to all policy owners subject to the restrictions.
We reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfer privileges are also subject to any restrictions that may be imposed by the portfolios. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio.
Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to John Hancock Trust or to other investment companies in which the Separate Account invests, at their request. An investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.
Transfers Involving Fixed Account.
While the policy is in force, you may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:
•	within eighteen months after the Issue Date; or
•	within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts; or
•	within 60 days of the date of notification of such change, whichever is later.
Such transfers will not count against the twelve transfers that may be made free of charge in any Policy Year.
The maximum amount that you may transfer from the Fixed Account in any one Policy Year is the greater of $2,000, 15% of the Fixed Account value at the previous Policy Anniversary, or the amount transferred out of the Fixed Account during the previous policy year. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market portfolio.
Telephone Transfers. Transfer requests must be in writing in a form satisfactory to us, or by telephone if a currently valid telephone transfer authorization form is on file. Although failure to follow reasonable procedures may result in our being liable for any losses resulting from unauthorized or fraudulent telephone transfers, we will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.
POLICY LOANS
At any time while the policy is in force, you may borrow against the Policy Value. The policy is the only security for the loan. policy loans may have tax consequences. See “Tax Treatment of Policy Benefits—Policy Loan Interest.”
A policy loan will affect future Policy Values, since the portion of the Policy Value in the Loan Account will receive the loan interest credited rate rather than varying with the performance of the underlying portfolios or increasing at the Fixed Account interest credited rate. A policy loan may cause a policy to be more susceptible to lapse since it reduces the Net Cash Surrender Value from which monthly deductions are taken. A policy loan causes the amount payable upon death of the Life Insured to be reduced by the amount of outstanding Policy Debt.
Maximum Loan. The amount of any loan cannot exceed the amount that would cause the Policy Debt to equal the Policy’s Cash Surrender Value less the monthly deductions due from the date of the loan to the next Policy Anniversary.
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Interest Charged on Policy Loans
Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be an effective annual rate of 4%.
Loan Account
When a loan is made, an amount equal to the loan will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. You may designate how this amount is allocated among the Accounts. If you give no instructions, the amount transferred will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.
Interest Credited to the Loan Account. Policy Value in the Loan Account will earn interest at an effective annual rate guaranteed to be at least 3.25%. We may declare a current interest rate that is greater than this, subject to change at any time. The excess of the loan interest charged rate (4%) over the loan interest credited rates will result in a net charge against the Policy Value with respect to any Policy Debt.
Currently we credit loan interest rates which vary by Policy Year as follows:
Policy Years	Current Loan Interest Credited Rates	Excess of Loan Interest Charged Rate
1-10	3.25%	0.75%
11+	3.75%	0.25%
Loan Account Adjustments. On the first day of each Policy Month the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. The amount transferred will be allocated to the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account or the Fixed Account bears to the Net Policy Value.
Loan Repayments. Policy Debt may be repaid, in whole or in part, at any time prior to the death of the Life Insured while the policy is in force. A loan repayment amount will be credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts in the same proportion as the Policy Value in each Account bears to the Net Policy Value.
Amounts paid to us not specifically designated in writing as loan repayments will be treated as premiums.
POLICY SURRENDER AND PARTIAL WITHDRAWALS
Policy Surrender
A policy may be surrendered for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charge, monthly deductions due and Policy Debt. The Net Cash Surrender Value will be determined at the end of the Business Day on which we receive the policy and a written request for surrender at the Service Office. When a policy is surrendered, the insurance coverage and all other benefits under the policy will terminate.
Partial Withdrawals
You may make a partial withdrawal of the Net Cash Surrender Value at any time. You may designate how the withdrawal amount is allocated among the Investment Account and the Fixed Account. If you give no instructions, the withdrawal amount will be allocated among the Accounts in the same proportion as the Policy Value in each Account bears to the Net Policy Value.
Surrender Charges may be assessed on a Partial Withdrawal. See “Charges and Deductions—Surrender Charges.” The death benefit may be reduced as a result of a Partial Withdrawal. See “Death Benefits—Decreases in Face Amount under death benefit Option 1 due to a Partial Withdrawal”.
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LAPSE AND REINSTATEMENT
Lapse
A policy will go into default at the beginning of a Policy Month if the Net Cash Surrender Value would go below zero after deducting the monthly deduction then due. A lapse could have adverse tax consequences as described under “Tax Considerations—Tax Treatment of Policy Benefits—Surrender or Lapse.” We will notify you of the default and will allow you a 61-day grace period in which to make a premium payment sufficient to bring the policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium load charge. If the required payment is not received by the end of the grace period, the policy will terminate with no value.
Death During Grace Period. If the Life Insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value on the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.
Reinstatement
You may reinstate a policy that has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:
•	The policy must not have been surrendered for its Net Cash Surrender Value;
•	Evidence of the Life Insured’s insurability satisfactory to us must be provided; and
•	A premium equal to the payment required during the grace period following default to keep the policy in force is paid.
THE GENERAL ACCOUNT
The general account of John Hancock USA consists of all assets owned by us other than those in the Separate Account and other Separate Accounts of the Company. Subject to applicable law, we have sole discretion over investment of the assets of the general account.
By virtue of exclusionary provisions, interests in the general account of John Hancock USA have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
Fixed Account
You may allocate Net Premiums to the Fixed Account or transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. John Hancock USA will hold the reserves required for any portion of the policy Value allocated to the Fixed Account in our general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.
Policy Value in the Fixed Account. The Policy Value in the Fixed Account is equal to:
•	the portion of the Net Premiums allocated to it; plus
•	any amounts transferred to it; plus
•	interest credited to it; less
•	any charges deducted from it; less
•	any partial withdrawals from it; less
•	any amounts transferred from it.
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Interest on the Fixed Account. An allocation of Policy Value to the Fixed Account does not entitle you to share in the investment experience of the general account. Instead, we guarantee that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of the general account. We may declare a current interest rate in excess of the guaranteed rate, subject to change at any time.
OTHER PROVISIONS OF THE POLICY
Policy Owner Rights
Unless otherwise restricted by a separate agreement, you may:
•	Vary the premiums paid under the policy.
•	Change the death benefit Option.
•	Change the premium allocation for future premiums.
•	Transfer amounts between sub-accounts.
•	Take loans and/or partial withdrawals.
•	Surrender the contract.
•	Transfer ownership to a new owner.
•	Name a contingent owner that will automatically become owner if you die before the Life Insured.
•	Change or revoke a contingent owner.
•	Change or revoke a beneficiary.
Assignment of Rights. We will not be bound by an assignment until we receive a copy of the assignment at the Service Office. We assume no responsibility for the validity or effects of any assignment.
Beneficiary
You may appoint one or more beneficiaries of the policy by naming them in the application. Beneficiaries may be appointed in three classes—primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, you may change the beneficiary during the Life Insured’s lifetime by giving written notice in a form satisfactory to us. If the Life Insured dies and there is no surviving beneficiary, you, or your estate if you are the Life Insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the Life Insured, we will pay the insurance benefit as if the beneficiary had died before the Life Insured.
Incontestability
We will not contest the validity of a policy after it has been in force during the Life Insured’s lifetime for two years from the Issue Date stated in the policy, nor will we contest the validity of an increase in Face Amount after it has been in force during the Life Insured’s lifetime for two years. If a policy has been reinstated, we can contest any misrepresentation of a fact material to the reinstatement for a period of two years after the reinstatement date.
Misstatement of Age or Sex
If the Life Insured’s stated age or sex or both in the policy are incorrect, we will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.
Suicide Exclusion
If the Life Insured, whether sane or insane, dies by suicide within two years from the Issue Date stated in the policy (or within the maximum period permitted by the state in which the policy was delivered, if less than two years), we will pay only the premiums paid less any partial withdrawals and any Policy Debt. If the Life Insured should die by suicide within two
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years after a Face Amount increase, the death benefit for the increase will be limited to the monthly deductions for the increase. At our discretion, this provision may be waived.
Supplementary Benefits
Subject to certain requirements, one or more supplementary benefits may be added to a policy, including the FTIO Rider (see “Death Benefits—Flexible term Insurance Option Rider”) and, in the case of a policy owned by a corporation or other similar entity, a benefit permitting a change in the Life Insured (a taxable event). More detailed information concerning these supplementary benefits may be obtained from us. There is no cost for any supplementary benefit currently offered by us, with the exception of FTIO Rider (see “Charges and Deductions—Monthly Deductions”).
Tax considerations
This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.
General
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our policy holder reserves. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a charge we may impose against the Separate Account to compensate us for the cost of a delay in the deductibility of deferred acquisition costs (the “DAC tax” adjustment) pursuant to section 848 of the Internal Revenue Code. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that is passed through to policy owners.
The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes where applicable. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.
Death benefit proceeds and other policy distributions
Generally, death benefits paid under policies such as yours are not subject to income tax unless policy ownership has been transferred in exchange for payment. Earnings on your policy value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. Any portion not treated as a return of your premiums would be includible in your income.
Please note that certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.
However, some of the tax rules change if your policy becomes a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. In that case, additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)
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We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.
If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. (As noted above, a transfer of the policy for valuable consideration may limit the exclusion of death benefits from the beneficiary's income.)
Increases in policy value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed only on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it were a result of the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).
Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership.
It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of amounts permitted under section 7702, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.
Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.
Policy loans
We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, an amount equal to any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
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Diversification rules and ownership of the Separate Account
Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investor control” over the underlying assets.
In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the Separate Account used to support the policy. In those circumstances, income and gains from the Separate Account assets would be includible in the policy owner's gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of Separate Account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 (T.D. 8101) stated that guidance would be issued in the form of regulations or rulings on “the extent to which policyholders may direct their investments to particular sub-accounts of a Separate Account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of Separate Account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Separate Account.
We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
7-pay premium limit and modified endowment contract status
At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.
The 7-pay limit at any time during the first seven contract years is the total of net level premiums that would have been payable at or before that time under a comparable fixed policy that would be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.
Policies classified as modified endowment contracts are subject to the following tax rules:
•	First, all withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the withdrawal over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.
•	Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.
•	Third, a 10% additional penalty tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
•	is made on or after the date on which the policy owner attains age 59½;
•	is attributable to the policy owner becoming disabled; or
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•	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.
These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.
Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.
Moreover, under a policy insuring a single life, if there is a reduction in benefits (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, a reduction in benefits under the policy at any time will require re-testing. For such a policy the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
If your policy is issued as a result of an exchange subject to section 1035 of the Internal Revenue Code, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice. A new policy issued in exchange for a modified endowment contract will also be a modified endowment contract regardless of any change in the death benefit.
All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the rules on taxation of withdrawals from modified endowment contracts. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
Corporate and H.R. 10 retirement plans
The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.
Withholding
To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions. Electing to have no withholding will not reduce your tax liability and may expose you to penalties under the rules governing payment of estimated taxes.
Life insurance purchases by residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.
Life insurance purchases by non-resident aliens
If you are not a U.S. citizen, U.S. resident alien or other U.S. person, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.
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Life insurance owned by citizens or residents living abroad
If you are a U.S. citizen or permanent resident living outside the United States, you are still subject to income taxation by the United States. Since many countries tax on the basis of domicile, you may also be subject to tax in the country or territory in which you are living. The tax-deferred accumulation of gain that a life insurance policy provides under United States tax law may not be available under the tax laws of the country in which you are living. If you are living outside the United States or planning to do so, you should consult with a qualified tax adviser before purchasing or retaining ownership of a policy. If your policy is issued as a result of an exchange of a policy owned or issued outside the United States, the country or territory in which you reside may still tax you on the surrender of the policy replaced through the exchange. You should consult with a qualified tax adviser before exchanging your policy issued outside of the United States for one issued within the United States.
OTHER INFORMATION
Payment of Proceeds
As long as the policy is in force, we will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at the Service Office of all the documents required for such a payment. We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don’t have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person’s death, we will pay the proceeds as a single sum.
We may delay the payment of any policy loans, surrenders, partial withdrawals, or insurance benefit that depends on Fixed Account values for up to six months or in the case of any Investment Account for any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings), (ii) trading on the New York Stock Exchange is restricted (iii) an emergency exists, as determined by the SEC, as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets or (iv) the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.
Reports to Policyholders
Within 30 days after each Policy Anniversary, we will send you a statement showing, among other things:
•	the amount of death benefit;
•	the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;
•	the value of the units in each Investment Account to which the Policy Value is allocated;
•	the Policy Debt and any loan interest charged since the last report;
•	the premiums paid and other policy transactions made during the period since the last report; and
•	any other information required by law.
You will also be sent an annual and a semi-annual report for the portfolios, which will include a list of the securities, held in each portfolio as required by the 1940 Act.
Distribution of policies
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the Trust, whose securities are used to fund certain variable investment accounts under the policies and under other annuity and life insurance products we offer.
JH Distributors' principal address 200 Berkeley Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).
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We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. In addition, we, either directly or through JH Distributors, have entered into agreements with other financial intermediaries that provide marketing, sales support and certain administrative services to help promote the policies (“financial intermediaries”). In a limited number of cases, we have entered into loans, leases or other financial agreements with these broker-dealers or financial intermediaries or their affiliates.
Compensation
The broker-dealers and other financial intermediaries that distribute or support the marketing of our policies may be compensated by means of various compensation and revenue sharing arrangements. A general description of these arrangements is set out below under “Standard compensation” and “Additional compensation and revenue sharing.” These arrangements may differ between firms, and not all broker-dealers or financial intermediaries will receive the same compensation and revenue sharing benefits for distributing our policies. Also, a broker-dealer may receive more or less compensation or other benefits for the promotion and sale of our policy than it would expect to receive from another issuer.
Under their own arrangements, broker-dealers determine how much of any amounts received from us is to be paid to their registered representatives.
Policy owners do not pay any compensation or revenue sharing benefits directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying fund’s distribution plan (“12b-1 fees”), the fees and charges imposed under the policy and other sources.
You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy. We provide additional information on special compensation or reimbursement arrangements involving broker-dealers and other financial intermediaries in the SAI, which is available upon request.
Standard compensation. JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies, and for providing ongoing service in relation to policies that have already been purchased. We may also pay a limited number of broker-dealers commissions or overrides to “wholesale” the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling.
The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. The compensation paid is not expected to exceed 15% of the target premium paid in the first policy year, 9.0% of the target premium in years 2-5, and 2.5% of the target premium paid in years 6 and after. Compensation on any premium paid in excess of target premium in any year will not exceed 2.5%. This compensation schedule is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders).
Additional compensation and revenue sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter into special compensation or reimbursement arrangements (“revenue sharing”), either directly or through JH Distributors, with selected broker-dealers and other financial intermediaries. In consideration of these arrangements, a firm may feature our policy in its sales system, give us preferential access to sales staff, or allow JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force. We hope to benefit from these revenue sharing and other arrangements through increased sales of our policies.
Selling broker-dealers and other financial intermediaries may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's “due diligence” examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public or client seminars, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions, and/or other contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash or other rewards as may be permitted under FINRA rules and other applicable laws and regulations.
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Responsibilities of John Hancock USA
John Hancock USA entered into an agreement with JH Distributors pursuant to which John Hancock USA, on behalf of JH Distributors will pay the sales commissions in respect of the policies and certain other policies issued by John Hancock USA, prepare and maintain all books and records required to be prepared and maintained by JH Distributors with respect to the policies and such other policies, and send all confirmations required to be sent by JH Distributors with respect to the policies and such other policies. JH Distributors will promptly reimburse John Hancock USA for all sales commissions paid by John Hancock USA and will pay John Hancock USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.
Finally, John Hancock USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of the insured.
Voting Rights
As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular portfolio. John Hancock USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders’ meeting. However, John Hancock USA will vote shares held in the sub-accounts in accordance with instructions received from policyholders having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyholders are received, including shares not attributable to the policies, will be voted by John Hancock USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit John Hancock USA to vote shares held in the Separate Account in its own right, it may elect to do so.
The number of shares in each sub-account for which instructions may be given by a policyholder is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding portfolio. The number will be determined as of a date chosen by John Hancock USA, but not more than 90 days before the shareholders’ meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.
John Hancock USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the portfolios, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If John Hancock USA does disregard voting instructions, it will advise policyholders of that action and its reasons for such action in the next communication to policyholders.
Substitution of Portfolio Shares
It is possible that in the judgment of the Company, one or more of the portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, John Hancock USA may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC and one or more state insurance departments may be required.
John Hancock USA also reserves the right (i) to combine other Separate Accounts with the Separate Account, (ii) to create new Separate Accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another Separate Account and from another Separate Account to the Separate Account. We also reserve the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.
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Records and Accounts
Our Service Office is responsible for performing all administrative functions, such as decreases, increases, surrender and partial withdrawals, and fund transfers although certain of these functions may be delegated to a third party administrator.
All records and accounts relating to the Separate Account and the portfolios will be maintained by us. All financial transactions will be handled by us. All reports required to be made and information required to be given will be provided the Company or by McCamish Systems on behalf of us.
State Regulation
John Hancock USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The policies have been filed with insurance officials in each jurisdiction where they are sold.
John Hancock USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.
Financial statements reference
The financial statements of John Hancock USA and the Separate Account can be found in the SAI. The financial statements of John Hancock USA should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of John Hancock USA to meet its obligations under the policies. Our general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.
Registration statement filed with the SEC
This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.
Legal and Regulatory Matters
There are no legal proceedings to which the Depositor, the Separate Account or the principal underwriter is a party or to which the assets of the Separate Account are subject that are likely to have a material adverse effect on the Separate Account or the ability of the principal underwriter to perform its contract with the Separate Account or of the Depositor to meet its obligations under the policy.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account N at December 31, 2018, and for each of the two years in the period ended December 31, 2018, appearing in this Prospectus and Registration Statement have been audited by Ernst &Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
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APPENDIX A: DEFINITIONS
Annual Premium Target: is an amount set forth in the policy that limits the amount of premium attributable to a Coverage Amount in Surrender Charge or Sales Load calculations.
Attained Age: is the Issue Age of the Life Insured plus the number of completed Policy Years.
Business Day: is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.
Case: is a group of Policies insuring individual lives with common employment or other relationship, independent of the Policies.
Cash Surrender Value: is the Policy Value less the Surrender Charge and any outstanding monthly deductions due.
Coverage Amount: is an amount of insurance coverage under the policy with a distinct effective date. The Face Amount of the policy at any time is the sum of the Coverage Amounts in effect.
Coverage Year: is a one-year period beginning on a Coverage Amount’s effective date and on each anniversary of this date. For Coverage Amounts in effect on the policy’s Effective Date, the Coverage Year is the same as the Policy Year.
Fixed Account: is the part of the Policy Value that reflects the value you have in our general account.
Investment Account: is the part of the Policy Value that reflects the value you have in one of the sub-accounts of the Separate Account.
Issue Age: is the Life Insured’s age on the birthday closest to the Policy Date.
Loan Account: is the part of the Policy Value that reflects policy loans and interest credited to the Policy Value in connection with such loans.
Minimum Initial Premium: is the sum of the monthly deductions due for the first 3 Policy Months plus the Premium Charges deductible from this amount.
Net Cash Surrender Value: is the Cash Surrender Value less the Policy Debt. Net Policy Value: is the Policy Value less the value in the Loan Account. Net Premium: is the premium paid less the Premium Load and Sales Load.
Policy Date, Policy Anniversary, Policy Month and Policy Year: Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months, and Policy Anniversaries are measured.
Policy Debt: on any date is the aggregate amount of policy loans, including borrowed and accrued interest, less any loan repayments.
Policy Value: is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.
Service Office: is PO Box 192, Boston, MA 02117 or such other address as we specify to you by written notice.
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In addition to this prospectus, John Hancock USA has filed with the SEC an SAI that contains additional information about John Hancock USA and the Separate Account, including information on our history, services provided to the Separate Account, and the audited financial statements for John Hancock USA and the Separate Account. The SAI and personalized illustrations of death benefits, policy values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.
JOHN HANCOCK USA SERVICE OFFICE
Overnight Express Delivery	Mail Delivery
Life Post Issue - Specialty Products John Hancock Insurance Company 30 Dan Road, Suite #55979 Canton, MA 02021	Life Post Issue - Specialty Products John Hancock Insurance Company PO Box 55979 Boston, MA 02205
Phone:	Fax:
1-800-521-1234	1-617-572-1571
Information about the Separate Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.
1940 Act File No. 811-5130—1933 Act File No. 333-100567

Statement of Additional Information
dated April 29, 2019
for interests in
John Hancock Life Insurance Company (U.S.A.) Separate Account N
(Name of Registrant)
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
(Name of Depositor)
This is a Statement of Additional Information (“SAI”). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting our Service Office - Specialty Products by mail at Life Post Issue, John Hancock Insurance Company, PO Box 55979, Boston, MA 02205, or telephone at 1-800-827-4546.

Description of the Depositor
Under the Federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the “Depositor.” John Hancock USA (“Depositor”) is a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The Depositor is a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, the Depositor was known as The Manufacturers Life Insurance Company (U.S.A.).
The Depositor's ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Description of the Registrant
Under the Federal securities laws, the registered separate account underlying the variable life insurance policy is known as the “Registrant.” John Hancock Life Insurance Company (U.S.A.) Separate Account N (the “Registrant” or “Separate Account”), is a separate account established by the Depositor under Michigan law. The variable investment accounts shown on page 1 of the prospectus are subaccounts of the Separate Account. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the Securities and Exchange Commission (“SEC”) of the management of the Separate Account or of the Depositor.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
Services
Administration of policies issued by the Depositor and of registered separate accounts organized by the Depositor may be provided by other affiliates. Neither the Depositor nor the separate accounts are assessed any charges for such services.
Custodianship and depository services for the Registrant are provided by State Street Investment Services (“State Street”). State Street’s address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts, 02111.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account N at December 31, 2018, and for each of the two years in the period ended December 31, 2018, appearing in this Prospectus and Registration Statement have been audited by Ernst &Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Principal Underwriter/Distributor
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with the Depositor, is the principal distributor and underwriter of the securities offered through the prospectus. JH Distributors acts as the principal distributor of a number of other life insurance and annuity products we and our affiliates offer or maintain. JH Distributors also acts as the principal underwriter of John Hancock Variable Insurance Trust (the “Trust”), whose securities are used to fund certain variable investment options under the policies and under other life insurance and annuity products we offer or maintain.
JH Distributors' principal address is 200 Berkeley Street, Boston, MA 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors.
2

The aggregate dollar amount of underwriting commissions paid to JH Distributors by the Depositor and its affiliates in connection with the sale of variable life products in 2018, 2017, and 2016, was $95,309,756, $94,706,904, and $100,416,732, respectively. JH Distributors did not retain any of these amounts during such periods.
The registered representative through whom your policy is sold will be compensated pursuant to the registered representative’s own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy.
Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms and other financial intermediaries. The terms of such arrangements may differ among firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:
•	Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm’s conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.
•	Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.
•	Payments based upon “assets under management”: These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.
Additional Information About Charges
A policy will not be issued until the underwriting process has been completed to our satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.
Special purchase programs for eligible classes
The policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. We reserve the right to reduce any of the policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.
3

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)

For the Years Ended December 31, 2018, 2017 and 2016

With Report of Independent Auditors

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Years Ended December 31, 2018, 2017 and 2016

Report of Independent Auditors

The Board of Directors and Stockholder

John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) (the Company), which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2018, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

F-1

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, on the basis of accounting described in Note 2.

/s/ Ernst & Young LLP

Boston, Massachusetts

April 3, 2019

F-2

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS—STATUTORY BASIS

	December 31,
	2018	2017

	(in millions)
Admitted assets
Cash and invested assets:
Bonds	$44,556	$47,970
Stocks:
Preferred stocks	14	11
Common stocks	918	1,354
Investments in affiliates	2,913	2,560
Mortgage loans on real estate	12,085	11,900
Real estate:
Company occupied	162	286
Investment properties	3,851	5,436
Cash, cash equivalents and short-term investments	2,988	4,131
Policy loans	2,788	2,726
Derivatives	8,511	9,637
Receivable for securities	1	16
Other invested assets	9,728	9,269

Total cash and invested assets	88,515	95,296
Investment income due and accrued	583	705
Premiums due	65	65
Amounts recoverable from reinsurers	232	163
Net deferred tax asset	-	13
Funds held by or deposited with reinsured companies	3,188	3,321
Other reinsurance receivable	575	181
Amounts due from affiliates	244	477
Other assets	2,423	1,435
Assets held in separate accounts	124,131	141,167

Total admitted assets	$219,956	$242,823

The accompanying notes are an integral part of these statutory-basis financial statements.

F-3

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS—STATUTORY BASIS – (CONTINUED)

	December 31,
	2018	2017

	(in millions)
Liabilities and capital and surplus
Liabilities:
Policy and contract obligations:
Policy reserves	$64,047	$69,132
Policyholders’ and beneficiaries funds	2,395	2,683
Consumer notes	154	197
Dividends payable to policyholders	393	408
Policy benefits in process of payment	445	450
Other amount payable on reinsurance	845	534
Other policy obligations	46	46

Total policy and contract obligations	68,325	73,450
Payable to parent and affiliates	1,309	1,645
Transfers to (from) separate account, net	(311)	(365)
Asset valuation reserve	1,981	2,106
Reinsurance in unauthorized companies	1	4
Funds withheld from unauthorized reinsurers	336	66
Interest maintenance reserve	1,373	2,038
Current federal income taxes payable	-	104
Net deferred tax liability	77	-
Derivatives	3,719	4,129
Payables for collateral on derivatives	1,559	1,973
Payables for securities	29	177
Funds held under coinsurance	7,376	7,239
Other general account obligations	1,181	981
Obligations related to separate accounts	124,131	141,167

Total liabilities	211,086	234,714

Capital and surplus:
Preferred stock (par value $1; 50,000,000 shares authorized; 100,000 shares issued and outstanding at December 31, 2018 and 2017)	-	-
Common stock (par value $1; 50,000,000 shares authorized; 4,728,940 shares issued and outstanding at December 31, 2018 and 2017, respectively)	5	5
Paid-in surplus	3,219	3,219
Surplus notes	585	585
Unassigned surplus	5,061	4,300

Total capital and surplus	8,870	8,109

Total liabilities and capital and surplus	$219,956	$242,823

The accompanying notes are an integral part of these statutory-basis financial statements.

F-4

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF OPERATIONS—STATUTORY-BASIS

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Premiums and other revenues:
Life, long-term care and annuity premiums, net	$5,816	$18,286	$13,227
Consideration for supplementary contracts with life contingencies	132	176	201
Net investment income	4,665	4,426	4,308
Amortization of interest maintenance reserve	179	195	191
Commissions and expense allowance on reinsurance ceded	468	1,963	629
Reserve adjustment on reinsurance ceded	(7,820)	(12,621)	(7,297)
Separate account administrative and contract fees	1,786	1,772	1,697
Other revenue	193	347	434

Total premiums and other revenues	5,419	14,544	13,390
Benefits paid or provided:
Death, surrender and other contract benefits, net	12,322	12,693	10,220
Annuity benefits	1,735	1,788	1,622
Disability and long-term care benefits	801	738	664
Interest and adjustments on policy or deposit-type funds	(52)	(318)	94
Payments on supplementary contracts with life contingencies	203	199	191
Increase (decrease) in life and long-term care reserves	(5,078)	1,979	1,784

Total benefits paid or provided	9,931	17,079	14,575
Insurance expenses and other deductions:
Commissions and expense allowance on reinsurance assumed	1,078	1,091	1,049
General expenses	1,186	1,039	943
Insurance taxes, licenses and fees	167	138	171
Net transfers to (from) separate accounts	(7,616)	(8,706)	(5,581)
Investment income ceded	1,052	878	1,240
Other deductions	(459)	153	21

Total insurance expenses and other deductions	(4,592)	(5,407)	(2,157)
Income (loss) from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	80	2,872	972
Dividends to policyholders	111	124	131

Income (loss) from operations before federal income taxes and net realized capital gains (losses)	(31)	2,748	841
Federal income tax expense (benefit)	(725)	446	(121)

Income (loss) from operations before net realized capital gains (losses)	694	2,302	962
Net realized capital gains (losses)	340	(403)	(933)

Net income (loss)	$1,034	$1,899	$29

The accompanying notes are an integral part of these statutory-basis financial statements.

F-5

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS—STATUTORY-BASIS

	Preferred and Common Stock	Paid-in Surplus	Surplus Notes	Unassigned Surplus (Deficit)	Total Capital and Surplus

	(in millions)
Balances at January 1, 2016	$5	$3,196	$990	$1,253	$5,444
Net income (loss)				29	29
Change in net unrealized capital gains (losses)				569	569
Change in net deferred income tax				810	810
Decrease (increase) in non-admitted assets				(38)	(38)
Decrease (increase) in asset valuation reserves				(262)	(262)
Change in surplus as a result of reinsurance				(125)	(125)
Surplus note redemptions			(405)		(405)
Other adjustments, net			-	132	132

Balances at December 31, 2016	5	3,196	585	2,368	6,154
Net income (loss)				1,899	1,899
Change in net unrealized capital gains (losses)				1,394	1,394
Change in net deferred income tax				(726)	(726)
Decrease (increase) in non-admitted assets				191	191
Change in liability for reinsurance in unauthorized reinsurance				(1)	(1)
Capital contribution from parent	-	23			23
Dividend paid to parent				(900)	(900)
Change in surplus as a result of reinsurance				80	80
Other adjustments, net			-	(5)	(5)

Balances at December 31, 2017	5	3,219	585	4,300	8,109
Net income (loss)				1,034	1,034
Change in net unrealized capital gains (losses)				(220)	(220)
Change in net deferred income tax				(17)	(17)
Decrease (increase) in non-admitted assets				43	43
Change in liability for reinsurance in unauthorized reinsurance				3	3
Decrease (increase) in asset valuation reserves				125	125
Dividend paid to parent				(600)	(600)
Change in surplus as a result of reinsurance				380	380
Other adjustments, net			-	13	13

Balances at December 31, 2018	$5	$3,219	$585	$5,061	$8,870

The accompanying notes are an integral part of these statutory-basis financial statements.

F-6

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CASH FLOW—STATUTORY-BASIS

	Years Ended December 31,
	2018	2017	2016

	(in millions)

Operations
Premiums and other considerations collected, net of reinsurance	$13,901	$18,819	$13,411
Net investment income received	4,828	4,603	4,415
Separate account fees	1,786	1,772	1,697
Commissions and expenses allowance on reinsurance ceded	468	1,963	629
Miscellaneous income	668	374	595
Benefits and losses paid	(22,601)	(28,091)	(21,060)
Net transfers from (to) separate accounts	7,670	8,763	5,699
Commissions and expenses (paid) recovered	(3,763)	(3,040)	(2,873)
Dividends paid to policyholders	(126)	(138)	(137)
Federal and foreign income and capital gain taxes (paid) recovered	(617)	(846)	200

Net cash provided by (used in) operating activities	2,214	4,179	2,576

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	22,532	19,287	20,934
Stocks	566	317	239
Mortgage loans on real estate	880	885	1,283
Real estate	2,507	986	1,295
Other invested assets	2,066	624	485
Net gains (losses) on cash, cash equivalents and short term investments	(4)	4	(2)

Total investment proceeds	28,547	22,103	24,234
Cost of investments acquired:
Bonds	25,992	21,195	21,880
Stocks	114	459	652
Mortgage loans on real estate	1,975	1,179	2,440
Real estate	213	415	446
Other invested assets	2,530	1,680	1,429
Derivatives	12	46	1,420

Total cost of investments acquired	30,836	24,974	28,267
Net increase (decrease) in receivable/payable for securities and collateral on derivatives	(547)	217	266
Net (increase) decrease in policy loans	(62)	(4)	932

Net cash provided by (used in) investment activities	(2,898)	(2,658)	(2,835)

Financing and miscellaneous activities
Surplus notes	-	-	(405)
Borrowed funds	(42)	(164)	(64)
Net deposits (withdrawals) on deposit-type contracts	(288)	(34)	93
Dividend paid to Parent	(600)	(900)	-
Other cash provided (applied)	471	(171)	(14)

Net cash provided by (used in) financing and miscellaneous activities	(459)	(1,269)	(390)
Net increase (decrease) in cash, cash equivalents and short-term investments	(1,143)	252	(649)
Cash, cash equivalents and short-term investments at beginning of year	4,131	3,879	4,528

Cash, cash equivalents and short-term investments at end of year	$2,988	$4,131	$3,879

Non-cash activities during the year:
Premium and other operating activity related to reinsurance transactions, net	$7,873	$33	$650
Transfer of invested assets related to reinsurance transactions and other affiliate transactions, net	(7,873)	16	(650)
Financing and miscellaneous activities related to reinsurance transactions and transfer with affiliates, net	-	(49)	-

The accompanying notes are an integral part of these statutory-basis financial statements.

F-7

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. Organization and Nature of Operations

John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”) is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of John Hancock Financial Corporation (“JHFC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded financial services holding company.

The Company is licensed to conduct insurance business in 49 states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands, and provides a wide range of financial protection and wealth management products and services to both individual and institutional customers located primarily in the United States. Through its insurance operations, the Company offers a variety of individual life insurance and individual and group long-term care insurance products that are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing. The Company also offers mutual fund products and services which include a variety of retirement products to retirement plans. The Company distributes these products through multiple distribution channels, including insurance agents and affiliated brokers, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks. Effective December 2, 2016, the Company discontinued new sales of its individual long-term care product. Effective March 31, 2018, the Company discontinued new sales of its corporate and bank-owned life insurance products.

The Company is also registered as a foreign reinsurer in several jurisdictions outside of the United States as part of its International Group Program that offers pooling services and reinsurance coverage for group employee contracts issued by its network partners to local companies, which are subsidiaries, branches or affiliates of multinational corporations.

Pursuant to a distribution agreement with the Company, John Hancock Distributors LLC (“JHD”), a registered broker-dealer and a wholly-owned subsidiary of the Company, acts as the principal underwriter of variable life contracts and other products issued by the Company.

The Company has two wholly-owned life insurance subsidiaries, John Hancock Life Insurance Company of New York (“JHNY”) and John Hancock Life & Health Insurance Company (“JHLH”) and a wholly-owned captive insurance subsidiary, Manulife (Michigan) Reassurance Company (“MMRC”).

In 2017, following receipt of regulatory approval, JHLH executed a Plan and Agreement of Merger with John Hancock Insurance Company of Vermont (“JHVT”), also a wholly-owned subsidiary of JHUSA. Effective as of October 1, 2017, JHVT merged with and into JHLH. Prior to the JHLH/JHVT merger, JHUSA issued one common share to its parent MIC in exchange for 100% ownership of JHVT and became the common parent of both JHLH and JHVT. As a result of the merger, JHVT ceased to exist and the companies’ property and obligations became the property and obligations of JHLH.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known and may impact the amounts reported and disclosed herein.

Basis of Presentation

These financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (the “Insurance Department”). The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Michigan Director of the Department of Insurance and Financial Services (the “Director”) has the authority to prescribe or permit other specific practices that deviate from prescribed practices. NAIC SAP practices differ from accounting principles generally accepted in the United States (“GAAP”) as described below.

F-8

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Investments: Investments in bonds not backed by other loans are principally stated at amortized cost using the constant yield (interest) method. Bonds can also be stated at the lesser of amortized cost or fair value based on their NAIC designated rating. Non-redeemable preferred stocks, which have characteristics of equity securities, are reported at cost or lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”) rating, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Redeemable preferred stocks, which have characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

For bonds other than loan-backed and structured securities, the Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. The Company recognizes other-than-temporary impairment losses on bonds with unrealized losses when the entity does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. Declines in value due to credit difficulties are also considered to be other-than-temporarily impaired when the Company does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. The entire difference between amortized cost and fair value on such bonds with credit difficulties is recognized as an impairment loss in income.

Loan-backed and structured securities (i.e., collateralized mortgage obligations) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discounts or amortization of premiums of such securities using either the retrospective or prospective methods. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities and such securities with NAIC designations of 3-6, which are valued using the prospective method. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the present value of estimated future cash flows using the original effective interest rate inherent in the security.

Common stocks are primarily reported at fair value based on quoted market prices and the related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustment for federal income taxes. There are no restrictions on common and preferred stocks.

Insurance subsidiaries are reported at their underlying audited statutory equity. Non-insurance subsidiaries, which have significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying audited GAAP equity. Non-insurance subsidiaries, which have no significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying audited GAAP equity, including the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

Realized capital gains (losses) on sales of securities are recognized using the first in, first out (“FIFO”) method. The cost basis of bonds, common and preferred stocks, and other invested assets is adjusted for impairments in value deemed to be other-than-temporary and such adjustments are reported as a component of net realized capital gains (losses).

Mortgage loans on real estate are reported at unpaid principal balances, less an allowance for impairments. Valuation allowances, if necessary, are established for mortgage loans on real estate based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable and the impairment is other-than-temporary, the mortgage loan is written down and a realized loss is recognized.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. Investment income and operating expenses include rent for the Company’s occupancy of Company owned properties.

F-9

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost. Short-term investments include investments with maturities of one year or less and greater than three months at the date of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Derivative instruments that meet the criteria to qualify for hedge accounting are accounted for in a manner consistent with the item hedged (i.e., amortized cost or fair value with the related net unrealized capital gains (losses) reported in unassigned surplus along with any adjustment for federal income taxes). Derivative instruments that are entered into for other than hedging purposes or that do not meet the criteria to qualify for hedge accounting are accounted for at fair value, and the related changes in fair value are recognized as net unrealized capital gains (losses) reported in unassigned surplus, net of any adjustments for federal income taxes. Embedded derivatives are not accounted for separately from the host contract.

Other invested assets consist of ownership interests in partnerships and limited liability companies (“LLCs”) which are carried based on the underlying audited GAAP equity, with the exception of affordable housing tax credit properties, which are carried at amortized cost. The related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustments for federal income taxes. The Company records its share of income using the most recent financial information available, which is generally on a three month lag. Depending on the timing of receipt of the audited financial statements of these other invested assets, the investee level financial data may be up to one year in arrears.

Interest Maintenance and Asset Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains (losses) on sales of fixed income investments, principally bonds and mortgage loans, and interest-related hedging activities that are attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Balance Sheets. Realized capital gains (losses) are reported in income, net of federal income tax and transferred to the IMR. The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus.
Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed quarterly statement, excluding electronic data processing (“EDP”) equipment, operating system software, net deferred tax assets, and net positive goodwill. Goodwill is amortized over the period the Company benefits economically, not to exceed 10 years. Goodwill held by non-insurance subsidiaries is assessed in accordance with GAAP, subject to certain limitations for holding companies and foreign insurance subsidiaries. Goodwill is reported in other invested assets in the Balance Sheets.

Separate Accounts: Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contract holder, rather than the Company, bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts are generally reported at fair value. The operations of the separate accounts are not included in the Statements of Operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other revenue. Fees charged to contract holders, principally mortality, policy administration, and surrender charges are included in separate account administrative and contract fees. The assets in the separate accounts are not pledged to others as collateral or otherwise restricted. For the years ended December 31, 2018, 2017 and 2016, there were no gains (losses) on transfers of assets from the general account to the separate account.

Nonadmitted Assets: Certain assets designated as nonadmitted, principally other invested assets, furniture and equipment, prepaid expenses, and other assets not specifically identified as an admitted asset within the NAIC SAP are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

F-10

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Policy Reserves: Reserves for life, long-term care, annuity, and deposit-type contracts are developed by actuarial methods and are determined based on interest rates, mortality tables and valuation methods prescribed by the NAIC that will provide, in the aggregate, reserves that are greater than or equal to the maximum of guaranteed policy cash values or the amounts required by the Insurance Department.

•

The Company waives deduction of deferred fractional premiums on the death of lives insured and annuity contract holders and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. At December 31, 2018 and 2017, the Company held reserves of $1,212 million and $1,281 million, respectively, on insurance in-force for which gross premiums were less than net premiums according to the standard of valuation set by the State of Michigan.

•

Reserves for individual life insurance policies are maintained using the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables and using principally the Commissioner’s Reserve Valuation Method. Policies using the principles-based reserving method use assumptions as outlined in the Company’s PBR Actuarial Report.

•

Annuity and supplementary contracts with life contingency reserves are based principally on modifications of the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971, 1983, and 1994, the 1971 and 1983 Individual Annuity Mortality Tables, the A-2000 Individual Annuity Mortality Table, and the 2012 Individual Annuity Mortality Table.

•	Liabilities related to policyholder funds left on deposit with the Company are generally equal to fund balances.

•	Long-term care reserves are generally calculated using the one-year preliminary term method based on various mortality, morbidity, and lapse tables.

•

For life insurance, the calendar year exact method is used to calculate the reserve at December 31, 2018 and 2017. Reserves at December 31, 2018 and 2017 are calculated based on the rated age. For certain policies with substandard table ratings, substandard multiple extras are applied via the Lotter method.

•	For long-term care, the interpolated reserve method is used to adjust the calculated terminal reserve, and in addition an unearned premium reserve is held.

•

Tabular interest, tabular less actual reserve released, and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one percent of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation year.

•

From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to unassigned surplus.

•

Reserves for variable deferred annuity contracts are calculated in accordance with NAIC Actuarial Guideline 43. The reserve is based on the worst present value of accumulated losses from the perspective of the Company. The liability is evaluated under both a standard scenario and stochastic scenario, and the Company holds the higher of the standard or stochastic values.

Reinsurance: Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

F-11

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves, and claim liabilities have been reported as reductions of these items.

The Company records a liability for unsecured policy reserves ceded to reinsurers not authorized in the State of Michigan to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions and expense allowances allowed by reinsurers on business ceded are reported as income when received. Investment income ceded includes separate account fee income, net investment income and realized investment and other gains (losses), which was ceded to the affiliated reinsurers. NAIC SAP prescribes that no gain be recognized upon inception of a reinsurance treaty. The initial gain is recorded directly to unassigned surplus and released into income over the life of the treaty.

Federal Income Taxes: Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the Statements of Operations as federal income tax expense if resulting from operations and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. The provision for federal and foreign income taxes incurred in the Statements of Operations is different from that which would be obtained by applying the statutory federal income tax rate to income before income tax (including realized capital gains). For additional information, see the Federal Income Taxes Note for reconciliation of effective tax rate.

Participating Insurance and Policyholder Dividends: Participating business represented approximately 16% and 14% of the Company’s aggregate reserve for life contracts at December 31, 2018 and 2017, respectively. The amount of policyholders’ dividends to be paid is approved annually by the Company’s Board of Directors. Policyholder dividends are recognized when declared rather than over the term of the related policies. The determination of the amount of policyholders’ dividends is complex and varies by policy type. In general, the aggregate amount of policyholders’ dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the Company. John Hancock Life Insurance Company (“JHLICO”) was a predecessor company that was merged into JHUSA on December 31, 2009. For additional information on the closed blocks, see the Reinsurance and Closed Block Note.

Surplus Notes: Surplus notes are reported in capital and surplus, and the interest expense is not accrued unless approved for payment by the Insurance Department.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent movements of cash and highly liquid debt investments with initial maturities of one year or less.

Premiums and Benefits: Premiums for whole, term, and universal life, long-term care, annuity policies, and group annuity contracts with any mortality and morbidity risk are recognized as revenue when due. Revenues for universal life and annuity policies with mortality or morbidity risk, except for term certain supplementary contracts, consist of the entire premium received. Premiums received for variable universal life, as well as annuity policies and group annuity contracts without mortality or morbidity risk are recorded using deposit accounting and are credited directly to an appropriate policy reserve account, without recognizing premium revenue. Benefits incurred represent the total of death benefits paid, annuity benefits paid and the change in policy reserves.

Policy and Contract Claims: Policy and contract claims are determined on an individual-case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives knowledge of an insurance insolvency.

Variances Between NAIC SAP and GAAP: The more significant variances from GAAP are: (a) bonds would generally be reported at fair value; (b) changes in the fair value of derivative financial instruments would generally be reported as revenue unless deemed an effective hedge; (c) embedded derivatives would be bifurcated from the underlying contract or security and accounted for separately at fair value; (d) income recognition on partnerships and LLCs, which are accounted for under the equity method, would not be limited to the amount of cash distribution; (e) majority-owned noninsurance subsidiaries,

F-12

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

variable interest entities where the Company is the primary beneficiary, and certain other controlled entities would be consolidated; (f) changes in the balances of deferred income taxes would generally be included in net income; (g) market value adjusted (“MVA”) annuity products would be reported in the general account of the Company; (h) all assets, subject to valuation allowances, would be recognized; (i) reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest; (j) reinsurance ceded, unearned ceded premium and unpaid ceded claims would be reported as an asset; (k) AVR and the IMR would not be recorded; (l) changes to the mortgage loan valuation allowance would be reported in income; (m) surplus notes would be reported as liabilities; (n) premiums received in excess of policy charges for universal life and annuity policies would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values; (o) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, would generally be capitalized and amortized based on profit emergence over the expected life of the policies or over the premium payment period; and (p) changes in unrealized capital gains (losses) and foreign currency translations would be presented as other comprehensive income.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

3. Permitted Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Department.

For determining the Company’s solvency under the State of Michigan’s insurance laws and regulations, the Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Michigan for determining and reporting the financial condition and results of operations of the Company. NAIC SAP has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Director has the authority to prescribe or permit other specific practices that deviate from prescribed practices.

As of December 31, 2018 and 2017, the Director had not prescribed or permitted the Company to use any accounting practices that would result in the Company’s income or financial position to deviate from NAIC SAP.

4. Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of unassigned surplus at the beginning of the year and the amount of unassigned surplus that would have been reported at that date if the new accounting principle had been applied retrospectively.

John Hancock Subsidiaries, LLC (“JHS”) is a wholly-owned subsidiary of the Company. During 2017, the Company reclassified its investment in JHS of $1.3 billion from Stocks - Investments in affiliates to Other invested assets. This reclassification was the result of a change in accounting principle and did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

Adoption of New Accounting Standards

Effective January 1, 2018, the NAIC made substantive revisions to Statement of Statutory Accounting Principles (“SSAP”) No. 100, Fair Value Measurements. The revised guidance allows the use of net asset value as a practical expedient for fair value when 1) specifically allowed in a SSAP or 2) when specific conditions exist. The guidance did not have a material impact on the Company’s financial position, results of operations and financial statement disclosures.

Effective January 1, 2018, the NAIC made substantive revisions to SSAP No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions to adopt ASU 2017-04 Settlement of Valuation Margin. The revised guidance requires the recognition of changes in variation margin as unrealized gains/losses until the derivative contract has matured, terminated and/or expired. The guidance applies to both over-the-counter (“OTC”) derivatives and (“ETF”) exchange-traded futures, regardless of whether the counterparty or exchange considers the variation

F-13

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

4. Accounting Changes - (continued)

margin payment to be collateral or a legal settlement. The guidance did not have a material impact on the Company’s financial position, results of operations and financial statement disclosures.

In June 2017, the NAIC adopted revisions to SSAP No. 37, Mortgage Loans. The revision requires an age analysis of mortgage loans disclosure, aggregated by type, with identification of mortgage loans in which the entity is a participant or co-lender in a mortgage loan agreement, capturing: 1) recorded investment of current mortgage loans, 2) recorded investment of mortgage loans classified as 30-59 days, 60-89 days, 90-179 days, and 180 days and greater past due; 3) recorded investment of mortgage loans 90 days and 180 days past due still accruing interest; 4) interest accrued for mortgage loans 90 days and 180 days past due; and 5) recorded investment and number of mortgage loans where interest has been reduced, by percent reduced. The guidance did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

In March 2015, the NAIC adopted revisions to SSAP No. 1, Disclosure of Accounting Policies, Risks and Uncertainties and Other Disclosures (“SSAP 1”) regarding management’s assessment of an entity’s ability to continue as a going concern. The pronouncement requires management to assess the entity’s ability to continue as a going concern, and provide footnote disclosures when conditions give rise to substantial doubt about an entity’s ability to continue as a going concern within one year from the financial statement issuance date. The new guidance was effective December 31, 2016. The guidance did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

Future Adoption of New Accounting Standards

In August, 2016, the NAIC adopted substantive revisions to SSAP No. 51 – Life Contracts in order to allow principle-based reserving (“PBR”) for life insurance contracts as specified in the Valuation Manual. Current statutory accounting guidance refers to existing model laws for reserving guidance which are primarily based on formulaic methodology. Also, in June 2016, the NAIC adopted updates to Appendix A-820: Minimum Life and Annuity Reserve Standards as part of the PBR project, which incorporate relevant aspects of the 2009 revisions to the Standard Valuation Law (Model #820) into Appendix A-820. The effective date was January 1, 2017 but companies are allowed to defer adoption for three years until January 1, 2020. The Company has adopted PBR for certain products launched in 2018 and will finish implementation prior to January 1, 2020. Adoption will be on a prospective basis for policies issued on or after the adoption date, therefore, we expect no impact to surplus upon adoption.

In March 2017, the NAIC made substantive revisions to SSAP No. 69 – Statement of Cash Flow to adopt ASU 2016-15 Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments as issued by the FASB, without modifications. The revisions clarified the classification of eight specific cash flow issues with the objective of reducing diversity in practice. The amendment is to be applied retrospectively, effective for fiscal years beginning after December 15, 2018 and interim periods within those years. Early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

In August 2017, the NAIC adopted non-substantive revisions to SSAP No. 69 – Statement of Cash Flow to adopt ASU 2016-18 Statement of Cash Flows: Restricted Cash as issued by the FASB. The revision clarifies that restricted cash and cash equivalents shall not be reported as operating, investing or financing activities, but shall be reported with cash and cash equivalents when reconciling beginning and ending amounts on the cash flow statement. A consequential change was incorporated in SSAP No. 1 – Accounting Policies, Risks & Uncertainties and Other Disclosures to ensure information on restricted cash, cash equivalents and short-term investments is reported in the restricted asset disclosure. The revision is effective December 31, 2019, to be adopted retrospectively to allow for comparative cash flow statements. Early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

In November 2018, the NAIC made non-substantive revisions to SSAP No. 86, Derivatives to incorporate hedge documentation and assessment efficiencies from ASU 2017-12 Targeted Improvements to Accounting for Hedging Activities as issued by FASB. The revisions will allow companies to perform subsequent assessments of hedge effectiveness qualitatively if certain conditions are met, allow companies more time to perform the initial quantitative hedge effectiveness assessment and clarify that companies may apply the “criterial terms match” method for a group of forecasted transactions if they meet the requirements. The revisions are effective beginning January 1, 2019 and early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

F-14

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

4. Accounting Changes - (continued)

Reconciliation Between Audited Financial Statements and NAIC Annual Statements

There were no differences in net income (loss) or capital and surplus between the audited financial statements and the NAIC statements as filed as of and for the years ended December 31, 2018, 2017 and 2016.

5. Investments

Bonds

The carrying value and fair value of the Company’s investments in bonds are summarized as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2018:
U.S. government and agencies	$3,052	$123	$(16)	$3,159
States and political subdivisions	2,272	297	(13)	2,556
Foreign governments	2,370	54	(12)	2,412
Corporate bonds	31,188	1,749	(832)	32,105
Mortgage-backed and asset-backed securities	5,674	249	(106)	5,817

Total bonds	$44,556	$2,472	$(979)	$46,049

December 31, 2017:
U.S. government and agencies	$5,382	$153	$(78)	$5,457
States and political subdivisions	2,713	548	(3)	3,258
Foreign governments	2,467	87	(17)	2,537
Corporate bonds	31,028	3,455	(77)	34,406
Mortgage-backed and asset-backed securities	6,380	430	(28)	6,782

Total bonds	$47,970	$4,673	$(203)	$52,440

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2018, by contractual maturity, is as follows:

	Carrying Value	Fair Value

	(in millions)
Due in one year or less	$930	$932
Due after one year through five years	4,914	4,923
Due after five years through ten years	7,546	7,628
Due after ten years	25,492	26,749
Mortgage-backed and asset-backed securities	5,674	5,817

Total	$44,556	$46,049

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

F-15

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The Company maintains assets which are pledged as collateral in connection with various agreements and transactions. Additionally, the Company holds assets on deposit with government authorities as required by state law. The following table summarizes the carrying value or fair value, as applicable, of the pledged or deposited assets:

	December 31,
	2018	2017

	(in millions)
At fair value:
Bonds and cash pledged in support of over-the-counter derivative instruments	$265	$135
Bonds and cash pledged in support of exchange-traded futures	362	364
Bonds and cash pledged in support of cleared interest rate swaps	337	192

Total fair value	$964	$691

At carrying value:
Bonds on deposit with government authorities	$14	$16
Mortgage loans pledged in support of real estate	-	2
Bonds held in trust	93	93
Pledged collateral under reinsurance agreements	2,508	4,187

Total carrying value	$2,615	$4,298

At December 31, 2018 and 2017, the Company held below investment grade corporate bonds of $2,856 million and $2,238 million, with an aggregate fair value of $2,830 million and $2,412 million, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where there is evidence of impairment or a significant unrealized loss at the Balance Sheet date. Impairment is considered to have occurred, based on management’s judgment, when it is deemed probable that the Company will not be able to collect all amounts due according to the debt security’s contractual terms. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Transaction and Portfolio Review Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturity security portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security, other than loan-backed and structured securities, is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income. For loan-backed and structured securities in an unrealized loss position, where the Company does not intend to sell or is not likely to be required to sell the security, the Company calculates an other-than-temporary impairment loss by subtracting the net present value of the projected future cash flows of the security from the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions. The cash flow estimates, including prepayment assumptions, are based on data from third-party data sources or internal estimates, and are driven by assumptions regarding the underlying collateral, including default rates, recoveries, and changes in value.

F-16

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

The following tables disclose the impact of Other-Than-Temporary Impairments (OTTI) on Carrying Values (CV), including the Net Present Value (NPV) of Projected Cash Flows (CF) less than Book Value (BV) by CUSIP for loan-backed and structured securities:

Year Ended December 31, 2018

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

	$-	$-	$-	$-	$-
	-	-	-	-	-
	-	-	-	-	-

Total	$-	$-	$-	$-	$-

Year Ended December 31, 2017

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

671451CZ0	$2	$-	$2	$-	$-
	-	-	-	-	-
	-	-	-	-	-

Total	$2	$-	$2	$-	$-

When a decline in fair value is other-than-temporary, an impairment loss is recognized as a realized loss equal to the entire difference between the bond’s carrying value or amortized cost and its fair value.

F-17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The following table shows gross unrealized losses and fair values of bonds, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2018:
U.S. government and agencies	$384	$(2)	$205	$(14)	$589	$(16)
States and political subdivisions	199	(5)	113	(8)	312	(13)
Foreign governments	10	-	75	(12)	85	(12)
Corporate bonds	14,077	(583)	3,429	(249)	17,506	(832)
Mortgage-backed and asset-backed securities	1,769	(51)	967	(55)	2,736	(106)
Total	$16,439	$(641)	$4,789	$(338)	$21,228	$(979)

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2017:
U.S. government and agencies	$2,805	$(18)	$1,137	$(60)	$3,942	$(78)
States and political subdivisions	45	-	62	(3)	107	(3)
Foreign governments	27	-	43	(17)	70	(17)
Corporate bonds	2,028	(14)	2,534	(63)	4,562	(77)
Mortgage-backed and asset-backed securities	540	(3)	772	(25)	1,312	(28)
Total	$5,445	$(35)	$4,548	$(168)	$9,993	$(203)

At December 31, 2018 and 2017, there were 1,383 and 483 bonds that had a gross unrealized loss, of which the single largest unrealized loss was $43 million and $40 million, respectively. The Company anticipates that these bonds will perform in accordance with their contractual terms and the Company currently has the ability and intent to hold these bonds until they recover or mature. Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

For the years ended December 31, 2018, 2017 and 2016, realized capital losses include $72 million, $3 million, and $61 million related to bonds that have experienced an other-than-temporary decline in value and were comprised of 21, 4, and 8 securities, respectively.

The total recorded investment in restructured corporate bonds at December 31, 2018, 2017 and 2016 was $0 million, $3 million, and $16 million, respectively. There were 1, 1, and 2 restructured corporate bonds for which an impairment was recognized during 2018, 2017 and 2016, respectively. The Company accrues interest income on impaired securities to the

F-18

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The sales of investments in bonds resulted in the following:

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Proceeds	$28,102	$17,663	$20,018
Realized gross gains	729	557	524
Realized gross losses	(407)	(33)	(112)

The Company had no nonadmitted accrued investment income from bonds (unaffiliated) at December 31, 2018 and 2017.

Affiliate Transactions

In 2018, the Company sold certain bonds to an affiliate, Manulife Reinsurance Bermuda Limited (“MRBL”). These bonds had a book value of $449 million and fair value of $501 million. The Company recognized $52 million in pre-tax realized gains before transfer to the IMR.

In 2018, the Company sold certain bonds to an affiliate, JHNY. These bonds had a book value of $293 million and fair value of $313 million. The Company recognized $20 million in pre-tax realized gains before transfer to the IMR.

In 2018, the Company sold certain bonds and stocks to an affiliate, John Hancock Funding Company LLC, (“JHFLLC”). These bonds and stocks had a book value of $53 million and fair value of $53 million. The Company did not recognize any pre-tax realized gains before transfer to the IMR.

In 2018, the Company acquired at fair value, certain bonds from an affiliate, JHNY, for $647 million.

In 2018, the Company acquired at fair value, certain bonds from an affiliate, JHLH, for $48 million.

In 2017, the Company sold certain private placements to an affiliate, The Manufacturers Life Insurance Company Bermuda Branch (“MLI Bermuda”). These private placements had a book value of $208 million and fair value of $226 million. The Company recognized $18 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, MRBL. These bonds had a book value of $204 million and fair value of $227 million. The Company recognized $23 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, JHLH. These bonds had a book value of $263 million and fair value of $304 million. The Company recognized $41 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, John Hancock Reassurance Company Limited (“JHRECO”). These bonds had a book value of $172 million and fair value of $200 million. The Company recognized $28 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to its indirect parent, MLI. These bonds had a book value of $448 million and fair value of $521 million. The Company recognized $73 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, Manulife Securities Ltd Partner (“MSLP”). These bonds had a book value of $412 million and fair value of $435 million. The Company recognized $23 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company acquired at fair value, certain bonds from an affiliate, JHLH, for $177 million.

F-19

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

In 2017, the Company acquired at fair value, certain bonds from an affiliate, MRBL, for $100 million.

In 2016, the Company transferred certain bonds to an affiliate, JHRECO, in lieu of a reinsurance cash settlement. These bonds had a book value of $676 million and fair value of $751 million. The Company recognized $75 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate, Manulife Financial Singapore (“MLS”). These bonds had a book value of $93 million and fair value of $100 million. The Company recognized $7 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate, Manubank (“MB”). These bonds had a book value of $12 million and fair value of $12 million. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife International Ltd (“MIL”). These bonds had a book value of $67 million and fair value of $75 million. The Company recognized $8 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate MLRL. These bonds had a book value of $25 million and fair value of $29 million. The Company recognized $4 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife Reinsurance Ltd Partner (“MRLP”). These bonds had a book value of $211 million and fair value of $221 million. The Company recognized $10 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company received, at fair value, certain bonds from an affiliate, JHNY in lieu of reinsurance cash settlement, for $26 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, JHNY, for $343 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MIL, for $60 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLRL, for $29 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLS, for $21 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, JHLH, for $140 million.

F-20

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Preferred and Common Stocks

Cost and fair value of the Company’s investments in preferred and common stocks are summarized as follow:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2018:
Preferred stocks:
Nonaffiliated	$14	$1	$-	$15
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	791	157	(30)	918
Affiliates*	1,589	1,324	-	2,913

Total stocks	$2,394	$1,482	$(30)	$3,846

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2017:
Preferred stocks:
Nonaffiliated	$11	$3	$-	$14
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	1,131	235	(12)	1,354
Affiliates*	1,589	971	-	2,560

Total stocks	$2,731	$1,209	$(12)	$3,928

*Affiliates - fair value represents the carrying value

At December 31, 2018 and 2017, there were 309 and 136 nonaffiliated equity securities that had a gross unrealized loss excluding securities that have been written down to zero. The single largest unrealized loss was $3 million and $3 million at December 31, 2018 and 2017, respectively. The Company anticipates that these equity securities will recover in value in the near term.

The Company has a process in place to identify equity securities that could potentially have an impairment that is other-than-temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; and (3) the Company’s ability and intent to hold the security until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income.

For the years ended December 31, 2018, 2017 and 2016, realized capital losses include $11 million, $2 million, and $24 million related to preferred and common stocks that have experienced an other-than-temporary decline in value and were comprised of 95, 81, and 108 securities, respectively. These are primarily made up of impairments on public and private common stocks.

F-21

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Affiliate Transactions

In 2018, the Company sold certain common stocks to an affiliate, MRBL. These stocks had a book value of $264 million and fair value of $306 million. The Company recognized $42 million in pre-tax realized gains.

In 2017, the Company acquired at fair value, certain common stocks from an affiliate, JHLH, for $43 million.

Mortgage Loans on Real Estate

At December 31, 2018 and 2017, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits, and monitoring procedures.

December 31, 2018:

Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,828	East North Central	$1,523
Industrial	1,020	East South Central	253
Office buildings	3,241	Middle Atlantic	1,936
Retail	3,406	Mountain	516
Agricultural	133	New England	642
Agribusiness	247	Pacific	3,823
Mixed use	7	South Atlantic	2,367
Other	1,226	West North Central	336
Allowance	(23)	West South Central	709
		Canada / Other	3
		Allowance	(23)

Total mortgage loans on real estate	$12,085	Total mortgage loans on real estate	$12,085

December 31, 2017:

Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,560	East North Central	$1,574
Industrial	907	East South Central	187
Office buildings	3,168	Middle Atlantic	1,868
Retail	3,652	Mountain	527
Agricultural	139	New England	579
Agribusiness	303	Pacific	3,604
Mixed use	22	South Atlantic	2,449
Other	1,163	West North Central	384
Allowance	(14)	West South Central	660
		Canada / Other	82
		Allowance	(14)

Total mortgage loans on real estate	$11,900	Total mortgage loans on real estate	$11,900

The aggregate mortgages outstanding to any one borrower do not exceed $425 million.

During 2018, the respective maximum and minimum lending rates for mortgage loans issued were 0.00% and 0.00% for agricultural loans and 8.30% and 3.26% for commercial loans. The Company issued no purchase money mortgages in 2018 and 2017. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed, or

F-22

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

purchase money mortgages does not exceed 75%. Impaired mortgage loans without an allowance for credit losses were $0 million, $0 million, and $0 million at December 31, 2018, 2017 and 2016, respectively. The average recorded investment in impaired loans was $56 million, $31 million, and $25 million at December 31, 2018, 2017 and 2016, respectively. The Company recognized $4 million, $0 million, and $1 million of interest income during the period the loans were impaired for the years ended December 31, 2018, 2017 and 2016, respectively.

The following table shows the age analysis of mortgage loans aggregated by type:

	Farm	Residential	Commercial	Mezzanine	Total

(in millions)
December 31, 2018:
Recorded Investment
Current	$380	$-	$11,707	$21	$12,108
30 - 59 Days Past Due	-	-	-	-	-
60 - 89 Days Past Due	-	-	-	-	-
90 - 179 Days Past Due	-	-	-	-	-
180 + Days Past Due	-	-	-	-	-
December 31, 2017:
Recorded Investment
Current	$442	$-	$11,472	$-	$11,914
30 - 59 Days Past Due	-	-	-	-	-
60 - 89 Days Past Due	-	-	-	-	-
90 - 179 Days Past Due	-	-	-	-	-
180 + Days Past Due	-	-	-	-	-

The Company had no recorded investment of mortgage loans 90 to 179 days or 180 days or greater past due still accruing interest or where interest has been reduced in 2018 and 2017. The Company was not a participant or co-lender in a mortgage loan agreement in 2018 and 2017.

Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans. There are no contractual commitments made to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings. The Company accrues interest income on impaired loans to the extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

For mortgage loans, the Company evaluates credit quality through regular monitoring of credit related exposures, considering both qualitative and quantitative factors in assigning an internal risk rating (“IRR”). These ratings are updated at least annually.

The carrying value of mortgage loans by IRR was as follows:

	December 31,
	2018	2017

	(in millions)
AAA	$279	$250
AA	2,814	2,842
A	5,505	5,585
BBB	3,370	3,095
BB	61	98
B and lower and unrated	56	30

Total	$12,085	$11,900

F-23

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Affiliate Transactions

In 2018, the Company sold certain mortgages to an affiliate, JHLH. These mortgages had a book value of $8 million and fair value of $8 million at the date of the transaction. The Company recognized $0 million in pre-tax realized losses before transfer to the IMR.

In 2018, the Company acquired, at fair value, certain mortgages from an affiliate, JHNY, for $105 million.

In 2018, the Company acquired, at fair value, certain mortgages from an affiliate, JHLH, for $29 million.

In 2017, the Company transferred two mortgages to an affiliate, Clarendon Real Estate, LLC (“CRE LLC”). The mortgages had a book value of $7 million and fair value of $7 million at the date of the transaction. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

Real Estate

The composition of the Company’s investment in real estate is summarized as follows:

	December 31,
	2018	2017

	(in millions)
Properties occupied by the company	$236	$396
Properties held for the production of income	4,730	6,086
Properties held for sale	-	-
Less accumulated depreciation	(953)	(760)

Total	$4,013	$5,722

The Company recorded $0 million, $0 million, and $38 million of impairments on real estate investments during the years ended December 31, 2018, 2017 and 2016, respectively.

Affiliate Transactions

In 2018, the Company entered into a joint venture arrangement with the University of California Board of Regents (“UC”). As part of this arrangement, the Company sold six U.S. commercial real estate properties and one other invested asset with the characteristics of real estate to Broadway Green LLC, Broadway Wacker LLC and Broadway Congress LLC, all joint venture entities formed by UC. The Company provides management services to these joint ventures and owns 10% of their equity. The real estate properties had a book value of $728 million and fair value of $985 million which resulted in pre-tax realized gains to operations of $231 million (after 10% deferral of realized gain).

In 2017, the Company entered into an arrangement to sell four real estate properties to Hancock U.S Real Estate Fund, LP. These properties had a book value of $325 million and fair value of $471 million, resulting in pre-tax realized gains of $135 million and a deferred gain of $10 million. As part of this arrangement, the Company also committed approximately $44 million for an 11.7% equity interest in the fund.

On May 20, 2016, the Company entered into an arrangement to sell three real estate properties to Manulife U.S. Real Estate Investment Trust (“REIT”) for $777 million. These properties had a book value of $524 million and fair value of $769 million. Approximately 62% of the $245 million gain from operations was ceded to an affiliate reinsurer. The Company recognized an after-tax gain, after reinsurance of $60 million.

F-24

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Other Invested Assets

The Company had no investments in partnerships or LLCs that exceed 10% of its admitted assets at December 31, 2018 and 2017.

Other invested assets primarily consist of investments in partnerships and LLCs. The Company recorded $39 million, $0 million, and $99 million of impairments on partnerships and LLCs during the years ended December 31, 2018, 2017 and 2016, respectively. These impairments are based on significant judgement by the Company in determining whether the objective evidence of other-than-temporary impairment exists. The Company considers relevant facts and circumstances in evaluating whether the impairment of an other invested asset is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the investee; (3) the Company’s ability and intent to hold the other invested asset until it recovers. To the extent the Company determines that an other invested asset is deemed to be other-than-temporarily impaired, the difference between book and fair value would be charged to income.

Affiliate Transactions

In 2018, the Company entered into an agreement to launch John Hancock Infrastructure Fund, LP (the “Fund”), a closed-end pooled fund that will offer investors the opportunity to invest alongside the Company in a targeted infrastructure strategy focused primarily on U.S investments. The fund was seeded with the partial sale of 9 assets owned by the Company. The assets sold had a book value of $1,045 million and fair value of $1,094 million which resulted in a gain to operations of $49 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHNY, for $4 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHLH, for $9 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, John Hancock Partnership Holdings I (“JHPH I”), for $39 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, John Hancock Partnership Holdings II (“JHPH II”), for $39 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHFLLC, for $6 million.

Other

The subprime lending sector, also referred to as B-paper, near-prime, or second chance lending, is the sector of the mortgage lending industry which lends to borrowers who do not qualify for prime market interest rates because of poor or insufficient credit history.

For purposes of this disclosure, subprime exposure is defined as the potential for financial loss through direct investment, indirect investment, or underwriting risk associated with risk from the subprime lending sector. For purposes of this note, subprime exposure is not limited solely to the risk associated with holding direct mortgage loans, but also includes any indirect risk through investments in asset-backed or structured securities, hedge funds, common stock, subsidiaries and affiliates, and insurance product issuance.

Although it can be difficult to determine the indirect risk exposures, it should be noted that not only does it include expected losses, it also includes the potential for losses that could occur due to significantly depressed fair value of the related assets in an illiquid market.

The Company had no direct exposure through investments in subprime mortgage loans as of December 31, 2018 or 2017.

Management considers several factors when classifying a structured finance or residential mortgage-backed security holding as “subprime” or placing a security in the highest risk category. These factors include the transaction’s weighted average

F-25

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

FICO or credit score, loan-to-value ratio (LTV), geographic composition, lien position, loan purpose, and loan documentation.

The Company has entered into certain repurchase agreements with an aggregate carrying value of $0 million and $0 million as of December 31, 2018 and 2017, respectively. For such agreements, the Company agrees to a specified term, price, and interest rate through the date of the repurchase.

The Company established a facility with an affiliate, MRBL whereby cash collateral can be received under a repurchase agreement program. There was no repurchase agreement activity in 2018 and 2017.

For securities lending transactions, the Company’s policy is to require a minimum of 102% of the fair value of securities loaned to be maintained as collateral. Positions are marked to market and adjusted on a daily basis to ensure the 102% margin requirement is maintained. There were no securities on loan as of December 31, 2018 or 2017.

F-26

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Net Investment Income and Net Realized and Other Gains (Losses)

Major categories of the Company’s net investment income are summarized as follows:

	2018	2017	2016

	(in millions)
Income:
Bonds	$2,279	$2,146	$2,232
Preferred stocks	-	-	-
Common stocks	126	23	225
Mortgage loans on real estate	594	610	609
Real estate	638	704	762
Policy loans	175	176	167
Cash, cash equivalents and short-term investments	38	33	18
Other invested assets	1,069	1,014	506
Derivatives	427	483	594
Other income	(21)	12	30

Total investment income	5,325	5,201	5,143
Expenses
Investment expenses	(424)	(509)	(529)
Investment taxes, licenses and fees, excluding federal income taxes	(76)	(93)	(94)
Investment interest expense	(48)	(50)	(82)
Depreciation on real estate and other invested assets	(112)	(123)	(130)

Total investment expenses	(660)	(775)	(835)

Net investment income	$4,665	$4,426	$4,308

Realized capital gains (losses) and amounts transferred to the IMR are as follows:

	2018	2017	2016

	(in millions)
Realized capital gains (losses)	$730	$722	$(494)
Less amount transferred to the IMR (net of related tax benefit (expense) of $2 in 2018, $(475) in 2017, and $31 in 2016)	(6)	882	(57)

Realized capital gains (losses) before tax	736	(160)	(437)
Less federal income taxes on realized capital gains (losses) before effect of transfer to the IMR	396	243	496

Net realized capital gains (losses)	$340	$(403)	$(933)

6. Derivatives

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, credit, equity price movements, indices or other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. The Company uses derivatives including swaps, forward and futures agreements, floors, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, credit and equity market prices.

F-27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Over-the-counter (“OTC”) bilateral swaps are contractual agreements between the Company and a counterparty to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.

Cleared OTC interest rate swaps are contractual agreements between the Company and a counterparty whereby the transaction must be cleared through a central clearing house, and subject to mandatory margin and reporting requirements.

Forward and futures agreements are contractual obligations to buy or sell a financial instrument or foreign currency on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

Interest rate floors are contracts with counterparties which require payment of a premium for the right to receive payments when the market interest rate on specified future dates falls below the agreed upon strike price. Interest rate treasury lock contracts are customized agreements securing current interest rates on Treasury securities for payment on a future date.

Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.

Swaptions are contractual agreements whereby the holder has the right, but not obligation, to enter into a given swap agreement on a specified future date.

Types of Derivatives and Derivative Strategies

Interest Rate Contracts. The Company uses interest rate futures contracts, OTC interest rate swap agreements, cleared interest rate swap agreements, swaptions, and interest rate treasury locks as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company uses interest rate swap agreements in effective cash flow and fair value hedge accounting relationships. These derivatives hedge the variable cash flows associated with certain floating-rate bonds, as well as, future fixed income asset acquisitions, which will support the Company’s long-term care and life insurance businesses. These derivatives reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. For its fair value hedging relationships, the Company uses interest rate swap agreements and interest rate treasury locks to hedge the risk of changes in fair value of existing fixed rate assets and liabilities arising from changes in benchmark interest rates.

Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are classified within interest rate swaps for disclosure purposes. The Company utilizes inflation swaps in effective hedge accounting relationships and other hedging relationships.

The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in other hedging relationships.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The Company also uses interest rate floors and swaptions primarily to protect against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate floors in other hedging relationships.

Foreign Currency Contracts. Foreign currency derivatives, including foreign currency swaps, foreign currency forwards, and foreign currency futures are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

Cross currency rate swap agreements are used to manage the Company’s exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both, on foreign currency financial instruments. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

Under foreign currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The maturities of these forwards correspond with the future periods in which the foreign currency transactions are expected to occur. The Company utilizes currency forwards in effective hedge accounting relationships and other hedging relationships.

Foreign currency futures are contractual obligations to buy or sell a foreign currency on a predetermined future date at a specified price. These contracts are standardized contracts traded on an exchange. The Company utilizes foreign exchange futures in other hedging relationships.

Equity Market Contracts. Total return swaps are contracts that involve the exchange of payments based on changes in the value of a reference asset, including any returns such as interest earned on these assets, in exchange for amounts based on reference rates specified in the contract. The Company utilizes total return swaps in effective hedge accounting relationships and other hedging relationships.

Equity index options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) an underlying equity market index on or before a specified future date at a specified price. The Company utilizes equity index options in other hedging relationships.

Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes equity index futures in other hedging relationships.

Credit Contracts. The Company manages credit risk through the issuance of credit default swaps (“CDS”). A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.

Replication Synthetic Assets. Replication synthetic asset transactions (“RSATs”) are derivative transactions made in combination with a cash instrument in order to reproduce the investment characteristic of an otherwise permissible investment. The Company uses interest rate swaps and credit default swaps in these transactions when direct investments are either too expensive to acquire or otherwise unavailable in the market. Such derivatives can only be RSATs and not hedging vehicles.

F-29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The table below provides a summary of the gross notional amount and fair value of derivatives contracts for all derivatives in effective hedge accounting relationships, other hedging relationships, and RSATs:

		December 31, 2018
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$1,919	$-	$-	$259	$98
	Foreign currency swaps	17	-	3	-	5

Cash flow hedges	Interest rate swaps	6,987	-	-	484	362
	Foreign currency swaps	421	61	-	55	-
	Foreign currency forwards	66	-	-	-	7
	Interest rate treasury locks	1,351	-	-	27	12
	Equity total return swaps	32	-	-	-	6

Total Derivatives in Effective Hedge Accounting Relationships		$10,793	$61	$3	$825	$490

Other Hedging Relationships
	Interest rate swaps	$137,873	$7,336	$3,287	$7,336	$3,287
	Interest rate treasury locks	11,980	277	77	277	77
	Interest rate options	8,574	230	-	230	-
	Interest rate futures	7,977	-	-	-	-
	Foreign currency swaps	1,439	341	269	341	269
	Foreign currency forwards	718	19	14	19	14
	Foreign currency futures	1,040	-	-	-	-
	Equity total return swaps	394	11	10	11	10
	Equity index options	4,818	236	59	236	59
	Equity index futures	4,178	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$178,991	$8,450	$3,716	$8,450	$3,716

Replication Synthetic Asset Transactions
	Interest rate swaps	$3,135	$-	$-	$19	$188
	Credit default swaps	-	-	-	-	-

Total Derivatives in Replication Synthetic Asset Transactions		$3,135	$-	$-	$19	$188

Total Derivatives		$192,919	$8,511	$3,719	$9,294	$4,394

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

		December 31, 2017

		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$1,870	$-	$2	$308	$128
	Foreign currency swaps	45	-	9	-	15

Cash flow hedges	Interest rate swaps	8,116	-	-	896	283
	Foreign currency swaps	1,549	78	45	295	268
	Foreign currency forwards	132	-	-	-	3
	Interest rate treasury locks	880	-	-	58	-
	Equity total return swaps	36	-	-	9	-

Total Derivatives in Effective Hedge Accounting Relationships		$12,628	$78	$56	$1,566	$697

Other Hedging Relationships
	Interest rate swaps	$121,799	$8,284	$4,041	$8,284	$4,041
	Interest rate treasury locks	10,728	630	13	630	13
	Interest rate options	8,014	247	-	247	-
	Interest rate futures	7,453	-	-	-	-
	Foreign currency swaps	322	57	13	57	13
	Foreign currency forwards	535	2	5	2	5
	Foreign currency futures	991	-	-	-	-
	Equity total return swaps	100	20	-	20	-
	Equity index options	4,113	319	1	319	1
	Equity index futures	5,372	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$159,427	$9,559	$4,073	$9,559	$4,073

Replication Synthetic Asset Transactions
	Interest rate swaps	$3,135	$-	$-	$98	$102
	Credit default swaps	30	-	-	-	-

Total Derivatives in Replication Synthetic Asset Transactions		$3,165	$-	$-	$98	$102

Total Derivatives		$175,220	$9,637	$4,129	$11,223	$4,872

Hedging Relationships

The Company generally does not enter into derivative contracts for speculative purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting and are reported in a manner consistent with the hedged asset or liability. For the years ended December 31, 2018, 2017 and 2016, respectively, the Company recorded unrealized gains (losses) of $231 million, $402 million, and $436 million, respectively, related to derivatives that no longer qualify for hedge accounting.

Fair Value Hedges. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates. The Company also uses cross currency swaps to manage its exposure to foreign exchange rate fluctuations and interest rate fluctuations.

Cash Flow Hedges. The Company uses interest rate swaps and interest rate treasury locks to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and forward agreements to hedge currency exposure on foreign currency financial instruments and foreign currency denominated

F-31

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

expenses, respectively. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.

For the year ended December 31, 2018, all of the Company’s hedged forecast transactions qualified as cash flow hedges and no cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

The maximum time frame for which variable cash flows are hedged is 28 years.

Derivatives Not Designated as Hedging Instruments or RSAT Relationships. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, and interest rate futures contracts to manage interest rate risk, total return swap agreements to manage equity risk, and CDS to manage credit risk. The Company also uses interest rate treasury locks and interest rate floor agreements to manage exposure to interest rates without designating the derivatives as hedging instruments. Interest rate floor agreements hedge the interest rate risk associated with minimum interest rate guarantees in certain life insurance and annuity businesses.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum death benefit (“GMDB”). These guarantees are effectively an embedded option on the basket of mutual funds offered to contract holders. The Company manages a hedging program to reduce its exposure to certain contracts with the GMWB and GMDB guarantees. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), currency futures, total return swaps, equity index options, swaptions and U.S. Treasury futures to match the sensitivities of the GMWB and GMDB liabilities to the market risk factors.

The Company also has a macro equity risk hedging program using equity futures and interest rate swaps, as well as equity index options. This program is designed to reduce the Company’s overall exposure to public equity markets arising from several sources including, but not limited to, variable annuity guarantees not dynamically hedged, separate account fees not associated with guarantees, and Company equity holdings.

The Company uses foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

F-32

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

For the years ended December 31, 2018, 2017 and 2016 net gains and losses related to derivatives in other hedging relationships were recognized by the Company, and the components were recorded in net unrealized and net realized gains (losses) as follows:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Other Hedging Relationships
Net unrealized capital gain (loss):
Interest rate swaps	$(193)	$(805)	$773
Interest rate treasury locks	(417)	841	(435)
Interest rate options	(35)	(73)	(8)
Interest rate futures	212	-	-
Foreign currency swaps	-	6	(31)
Foreign currency forwards	6	(11)	-
Foreign currency futures	(11)	-	-
Equity total return swaps	9	3	(4)
Equity index options	(133)	102	68
Equity index futures	121	-	-
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net unrealized capital gain (loss)	$(441)	$63	$363

Net realized capital gain (loss):
Interest rate swaps	$(225)	$874	$(490)
Interest rate treasury locks	43	34	342
Interest rate options	(5)	(3)	-
Interest rate futures	(411)	273	(23)
Foreign currency swaps	4	4	3
Foreign currency forwards	(16)	16	24
Foreign currency futures	61	(111)	94
Equity total return swaps	(2)	(9)	(9)
Equity index options	49	22	(98)
Equity index futures	157	(1,104)	(1,007)
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net realized capital gain (loss)	$(345)	$(4)	$(1,164)

Total gain (loss) from derivatives in other hedging relationships	$(786)	$59	$(801)

The table above does not include unrealized gains (losses) of ($28) million, $9 million, $11 million and realized gains (losses) of $12 million, $12 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. These gains (losses) represent a portion of equity total return swaps used to hedge restricted share units, but that are no longer in an effective accounting hedge relationship. The gains (losses) are recorded in the General Insurance Expenses line in the Statement of Operations.

The Company also deferred net realized gains (losses) of ($229) million, $872 million, and ($526) million (including ($226) million, $874 million, and ($490) million of gains (losses) for derivatives in other hedging relationships, respectively) related to interest rates for the years ended December 31, 2018, 2017 and 2016, respectively. Deferred net realized gains and losses are reported in IMR and amortized over the remaining period to expiration date.

F-33

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Credit Default Swaps

The Company replicates exposure to specific issuers by selling credit protection via CDS in order to complement its cash bond investing. The Company does not employ leverage in its CDS program and therefore, does not write CDS protection in excess of its government bond holdings.

The following table provides details of the CDS protection sold by type of contract and external agency rating for the underlying reference security, as of December 31, 2018 and 2017, respectively

	December 31, 2018			December 31, 2017

	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]

	(in millions)
Single name CDS[1]
Corporate debt
AAA	$-	$-	-	$10	$-	1
AA	-	-	-	10	-	-
A	-	-	-	10	-	1
BBB	-	-	-	-	-	-

Total CDS protection sold	$-	$-		$30	$-

1

The rating agency designations are based on S&P where available followed by Moody’s, Dominion Bond Rating Services (DBRS), and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

2

Notional amount represents the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

3	The weighted average maturity of the CDS is weighted based on notional amounts.

The Company holds no purchased credit protection at December 31, 2018 and 2017. The average credit rating of the counterparties guaranteeing the underlying credits is A and the weighted average maturity is 0 years.

Credit Risk

The Company’s exposure to loss on derivatives is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in negative positions and the impact of collateral on hand. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its OTC derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2018 and 2017, the Company accepted collateral consisting of cash of $1,559 million and $1,973 million, and various securities with a fair value of $3,280 million and $4,360 million, respectively, which is held in separate custodial accounts and not reflected within these financial statements. In addition, the Company has pledged collateral to support both the OTC derivative instruments, exchange traded futures and cleared interest rate swap transactions. For further details regarding pledged collateral see the Investments Note.

Under U.S. regulations, certain interest rate swap agreements and credit default swap agreements are required to be cleared through central clearing houses. These transactions are contractual agreements that require initial and variation margin

F-34

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

collateral postings and are settled on a daily basis through a clearing house. As such, they reduce the credit risk exposure in the event of default by a counterparty.

Financing Premiums

The following table presents the Company’s aggregate, non-discounted total premium cost for derivative contracts with financing premiums and the premium cost due in each of the following four years, and thereafter.

Fiscal Year	Derivative Premium Payments Due
(in millions)
2018	$-
2019	66
2020	-
2021	-
Thereafter	-

Total Future Settled Premiums	$66

	Undiscounted Future Premium Commitments	Derivative Fair Value With Premium Commitments	Derivative Fair Value Excluding Impact of Future Settled Premiums
		(in millions)
Prior Year	$40	$32	$71
Current Year	$66	$(48)	$17

Transactions with Affiliates

The Company has entered into a currency swap agreement with JHFC which was recorded at fair value. JHFC utilizes the currency swap to hedge currency exposure on foreign currency financial instruments. The Company has also entered into currency swap agreements with external counterparties which offset the currency swap agreement with JHFC. As of December 31, 2018 and 2017, the currency swap agreements with JHFC and the external counterparties had offsetting fair values of $266 million and $261 million, respectively.

The Company has entered into equity total return swap agreements with MLI which are recorded at fair value. JHUSA utilizes the equity total return swaps to hedge equity exposure on restricted share units (“RSU”). As of December 31, 2018 and 2017, the equity total return swap agreements with MLI had a fair value of ($14) million and $30 million.

In 2017, the Company repositioned interest rate swaps supporting affiliate reinsurance with John Hancock Reassurance Company Limited. The transaction resulted in a pre-tax gain of $24 million and a post-tax increase to surplus of $16 million, net of amounts transferred to the interest maintenance reserve (IMR) and ceded to the affiliate reinsurer.

7. Fair Value

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

•

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition – This category includes assets and liabilities measured at fair value. Financial instruments in this category include bonds and preferred stocks carried at the lower of cost or fair value due to their SVO quality rating, common stocks, derivatives, and separate account assets.

•	Other Financial Instruments Not Reported at Fair Value After Initial Recognition – This category includes assets and liabilities as follows:

F-35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Bonds – For bonds, including corporate debt, U.S. Treasury, commercial and residential mortgage-backed securities, asset-backed securities, collateralized debt obligations, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds.

Mortgage Loans on Real Estate – The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type. The fair value of impaired mortgage loans is based on the net of the collateral less estimated cost to obtain and sell. Fair value of commercial mortgages is derived through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

Cash, Cash Equivalents and Short-Term Investments – The carrying values for cash, cash equivalents, and short-term investments approximate their fair value due to the short-term maturities of these instruments.

Policy Loans – These loans are carried at unpaid principal balances, which approximate their fair values.

Policy Reserves – Policy reserves consist of guaranteed investment contracts. The fair values associated with these financial instruments are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

Policyholders’ and Beneficiaries Funds – Includes term certain contracts and supplementary contracts without life contingencies. The fair values associated with the term certain contracts and supplementary contracts without life contingencies are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread. Effective December 31, 2016, fair value disclosure is no longer required for those balances that can be withdrawn by the policyholder at any time without prior notice or penalty. The fair value is the amount estimated to be payable to the policyholder as of the reporting date which is generally the carrying value and provides no additional disclosure value.

Consumer Notes – The fair value of consumer notes is determined by projecting cash flows and using a spread assumption associated with the specific risks in the Signature Note contracts. The spread is calculated by taking the difference between the contractual crediting rate and the yield curve as of the issue date of each Signature Note. The calculated spread is added to the yield curve as of each future valuation date to determine the fair value of the Signature Notes.

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•

Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date reflecting market transactions. Level 1 assets primarily include exchange traded equity securities and certain separate account assets.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

•

Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most bonds are classified within Level 2. Also, included in the Level 2 category are certain separate account assets and derivative assets and liabilities.

•

Level 3 – Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include impaired bonds and less liquid securities, such as structured asset-backed securities, commercial mortgage-backed securities, and other securities that have little or no price transparency.

Determination of Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (not a forced liquidation or distress sale) between market participants at the measurement date, that is, an exit value.

When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is typically based upon alternative valuation techniques such as discounted cash flows, matrix pricing, consensus pricing services and other techniques. Broker quotes are generally used when external public vendor prices are not available.

The Company has a process in place that includes a review of price movements relative to the market, a comparison of prices between vendors, and a comparison to internal matrix pricing which uses predominately external observable data. Judgement is applied in adjusting external observable data for items including liquidity and credit factors.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

Bonds

Refer to the previous page for the determination of fair value of bonds. Generally, impaired bonds with a NAIC designation rating of 6 whose cost is greater than its fair value are reported at fair value and are classified within Level 3.

Preferred Stocks

Preferred stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Preferred stocks not traded in active markets are classified within Level 3.

Common Stocks

Common stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Common stocks not traded in active markets are classified within Level 3.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value, that are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the

F-37

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Separate Account Assets and Liabilities

For separate accounts structured as a non-unitized fund, the fair value of separate account assets is based on the fair value of the underlying assets owned by the separate account. For separate accounts structured as a unitized fund, the fair value of the separate account assets is based on the fair value of the underlying funds owned by the separate account. Assets owned by the Company’s separate accounts primarily include: investments in mutual funds, bonds, common stock, short-term investments, real estate, and cash and cash equivalents. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

The fair value of fund investments is based upon quoted market prices or reported net asset value (“NAV”). Fund investments that are traded in an active market and have a NAV that the Company can access at the measurement date are classified within Level 1. Level 2 assets consist primarily of bonds which are valued using matrix pricing with independent pricing data.

Separate account assets classified as Level 3 consist primarily of fixed maturity and equity investments in private companies, which own timber and agriculture and carry them at fair value. The values of the timber and agriculture investments are estimated using generally accepted valuation techniques. A comprehensive appraisal is performed shortly after initial purchase and at two or three-year intervals thereafter. Appraisal updates are conducted according to client contracts, generally at one-year or six-month intervals. In the quarters in which an investment is not independently appraised or its valuation updated, the market value is reviewed by management. The valuation of an investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the independent appraiser’s review and concurrence with management. Further, these valuations are prepared giving consideration to the income, cost, and sales comparison approaches of estimating asset value. The significant unobservable inputs used in the fair value measurement of the Company’s timberland investments are harvest volumes, timber prices, operating costs and discount rates. Significant changes to any one of these inputs in isolation could result in a significant change to fair value measurement. Holding other factors constant, an increase to either harvest volumes or timber prices would tend to increase the fair value of a timberland investment, while an increase in operating costs or discount rate would have the opposite effect. These investments are classified as Level 3 by the companies owning them, and therefore the equity investments in these companies are considered to be Level 3 by the Company.

F-38

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The following table presents the Company’s assets and liabilities that are measured and reported at fair value in the Balance Sheets after initial recognition by fair value hierarchy level:

	December 31, 2018
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$31	$31	$-	$25	$6	$-
Loan-backed and structured securities	-	-	-	-	-	-

Total bonds with NAIC 6 rating	31	31	-	25	6	-

Preferred stocks:
Industrial and misc	3	3	-	-	3	-

Total preferred stocks	3	3	-	-	3	-

Common stocks:
Industrial and misc	918	918	807	-	111	-

Total common stocks	918	918	807	-	111	-
Derivatives:
Interest rate swaps	7,336	7,336	-	7,336	-	-
Interest rate treasury locks	277	277	-	12	265	-
Interest rate options	230	230	-	91	139	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	341	341	-	341	-	-
Foreign currency forwards	19	19	-	19	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	11	11	-	-	11	-
Equity index options	236	236	-	236	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	8,450	8,450	-	8,035	415	-

Assets held in separate accounts	124,131	124,131	119,774	2,553	1,804	-

Total assets	$133,533	$133,533	$120,581	$10,613	$2,339	$-

Liabilities:
Derivatives:
Interest rate swaps	$3,287	$3,287	$-	$3,232	$55	$-
Interest rate treasury locks	77	77	-	17	60	-
Interest rate options	-	-	-	-	-	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	269	269	-	269	-	-
Foreign currency forwards	14	14	-	14	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	10	10	-	-	10	-
Equity index options	59	59	-	59	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	3,716	3,716	-	3,591	125	-

Liabilities held in separate accounts	124,131	124,131	119,774	2,553	1,804	-

Total liabilities	$127,847	$127,847	$119,774	$6,144	$1,929	$-

F-39

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	December 31, 2017
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$22	$22	$-	$12	$10	$-
Loan-backed and structured securities	6	6	-	-	6	-

Total bonds with NAIC 6 rating	28	28	-	12	16	-

Preferred stocks:
Industrial and misc	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-

Common stocks:
Industrial and misc	1,354	1,354	1,220	-	134	-

Total common stocks	1,354	1,354	1,220	-	134	-
Derivatives:
Interest rate swaps	8,284	8,284	-	8,284	-	-
Interest rate treasury locks	630	630	-	61	569	-
Interest rate options	247	247	-	67	180	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	57	57	-	57	-	-
Foreign currency forwards	2	2	-	2	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	20	20	-	-	20	-
Equity index options	319	319	-	319	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	9,559	9,559	-	8,790	769	-

Assets held in separate accounts	141,167	141,167	136,373	2,950	1,844	-

Total assets	$152,108	$152,108	$137,593	$11,752	$2,763	$-

Liabilities:
Derivatives:
Interest rate swaps	$4,041	$4,041	$-	$4,001	$40	$-
Interest rate treasury locks	13	13	-	12	1	-
Interest rate options	-	-	-	-	-	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	13	13	-	13	-	-
Foreign currency forwards	5	5	-	5	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	-	-	-	-	-	-
Equity index options	1	1	-	1	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	4,073	4,073	-	4,032	41	-

Liabilities held in separate accounts	141,167	141,167	136,373	2,950	1,844	-

Total liabilities	$145,240	$145,240	$136,373	$6,982	$1,885	$-

F-40

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The table below presents the carrying amounts and fair value by fair value hierarchy level for certain assets and liabilities that are not reported at fair value in the Balance Sheets:

	December 31, 2018
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$44,525	$43,579	$-	$40,875	$2,704
Preferred stocks	11	12	-	-	12
Mortgage loans on real estate	12,085	12,199	-	-	12,199
Cash, cash equivalents and short term investments	2,988	2,988	2,381	607	-
Policy loans	2,788	2,788	-	2,788	-
Derivatives in effective hedge accounting and RSAT relationships	61	844	-	816	28

Total assets	$62,458	$62,410	$2,381	$45,086	$14,943

Liabilities:
Consumer notes	$154	$176	$-	$-	$176
Borrowed money	-	-	-	-	-
Policy reserves	1,322	1,306	-	-	1,306
Policyholders’ and beneficiaries funds	796	961	-	961	-
Derivatives in effective hedge accounting and RSAT relationships	3	678	-	438	240

Total liabilities	$2,275	$3,121	$-	$1,399	$1,722

	December 31, 2017
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$47,942	$49,997	$-	$47,017	$2,980
Preferred stocks	11	14	-	-	14
Mortgage loans on real estate	11,900	12,759	-	-	12,759
Cash, cash equivalents and short term investments	4,131	4,131	3,065	1,066	-
Policy loans	2,726	2,726	-	2,726	-
Derivatives in effective hedge accounting and RSAT relationships	78	1,664	-	1,596	68

Total assets	$66,788	$71,291	$3,065	$52,405	$15,821

Liabilities:
Consumer notes	$197	$226	$-	$-	$226
Borrowed money	-	-	-	-	-
Policy reserves	1,364	1,354	-	-	1,354
Policyholders’ and beneficiaries funds	937	1,136	-	1,136	-
Derivatives in effective hedge accounting and RSAT relationships	56	799	-	618	181

Total liabilities	$2,554	$3,515	$-	$1,754	$1,761

(1)

Bonds are carried at amortized cost unless they have NAIC designation rating of 6. Fair value of bonds exclude leveraged leases of $2,439 million and $2,415 million at December 31, 2018 and 2017, respectively. The Company calculates the carrying value by accruing income at its expected internal rate of return.

F-41

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. During the years ended December 31, 2018 and 2017, the Company did not have any transfers from Level 1 to Level 2. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company did not transfer assets from Level 2 to Level 1 during the years ended December 31, 2018 and 2017.

F-42

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Level 3 Financial Instruments

The changes in Level 3 financial instruments measured and reported at fair value for the years ended December 31, 2018, 2017 and 2016, are summarized as follows:

	Balance at January 1, 2018	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2018
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$10	$-	$-	$-	$-	$-	$(1)	$-	$-	$(3)	$6
Impaired mortgage-backed and asset-backed securities	6	1	-	-	-	-	(7)	-	-	-	-

Total bonds with NAIC 6 rating	16	1	-	-	-	-	(8)	-	-	(3)	6
Preferred stocks:
Industrial and misc	-	-	-	-	3	-	-	-	-	-	3

Total preferred stocks	-	-	-	-	3	-	-	-	-	-	3
Common stocks:
Industrial and misc	134	44	3	-	4	-	(76)	-	2	-	111

Total common stocks	134	44	3	-	4	-	(76)	-	2	-	111
Net derivatives	728	-	(389)	-	8	-	-	(46)	-	(11)	290
Separate account assets/liabilities	1,844	133	-	-	42	-	(209)	-	3	(9)	1,804

Total	$2,722	$178	$(386)	$-	$57	$-	$(293)	$(46)	$5	$(23)	$2,214

F-43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	Balance at January 1, 2017	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2017
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$17	$(1)	$1	$-	$3	$-	$(7)	$-	$-	$(3)	$10
Impaired mortgage-backed and asset-backed securities	7	1	-	-	-	-	(2)	-	-	-	6

Total bonds with NAIC 6 rating	24	-	1	-	3	-	(9)	-	-	(3)	16
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	169	49	(24)	-	8	-	(68)	-	-	-	134

Total common stocks	169	49	(24)	-	8	-	(68)	-	-	-	134
Net derivatives	86	-	758	-	16	-	-	(59)	-	(73)	728
Separate account assets/liabilities	1,896	83	-	-	34	-	(164)	-	6	(11)	1,844

Total	$2,175	$132	$735	$-	$61	$-	$(241)	$(59)	$6	$(87)	$2,722

F-44

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	Balance at January 1, 2016	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2016
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$29	$1	$(1)	$-	$1	$-	$(17)	$-	$4	$-	$17
Impaired mortgage-backed and asset-backed securities	7	1	-	-	-	-	(1)	-	-	-	7

Total bonds with NAIC 6 rating	36	2	(1)	-	1	-	(18)	-	4	-	24
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	110	(1)	37	-	25	-	(2)	-	-	-	169

Total common stocks	110	(1)	37	-	25	-	(2)	-	-	-	169
Net derivatives	388	-	(407)	-	152	-	-	-	-	(47)	86
Separate account assets/liabilities	1,965	84	-	-	46	-	(234)	-	11	24	1,896

Total	$2,499	$85	$(371)	$-	$224	$-	$(254)	$-	$15	$(23)	$2,175

(1)	This amount is included in net realized capital gains (losses) on the Statements of Operations.
(2)	Changes in the fair value of separate account assets are credited directly to separate account liabilities in accordance with NAIC SAP and are not reflected in income.
(3)	For financial instruments that are transferred into and/or out of Level 3, the Company uses the fair value of the instruments at the beginning of the reporting period.

F-45

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying instruments into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that instrument, thus eliminating the need to extrapolate market data beyond observable points. Additionally, securities carried at fair value at the beginning of the period but carried at amortized cost at the end of the period due to rating change or change in fair value relative to amortized cost, are included in transfers out of Level 3. Conversely, any securities carried at amortized cost at the beginning of the period and carried at fair value at the end of the year due to SVO rating change or change in fair value relative to amortized cost, are included into transfers into Level 3.

8. Reinsurance

Certain premiums and benefits are assumed from or ceded to affiliate and other insurance companies under various reinsurance agreements. The Company entered into these reinsurance agreements to shift underlying risk on certain of its products, and to improve cash flow and statutory capital. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Total reinsurance amounts included in the Company’s accompanying statutory-basis financial statements were as follows:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums earned
Direct	$20,067	$20,392	$19,809
Assumed	603	605	872
Ceded	(14,854)	(2,711)	(7,454)

Net	$5,816	$18,286	$13,227

Benefits to policyholders ceded	$(15,881)	$(16,741)	$(15,271)

Reserve amounts ceded to reinsurers not authorized in the State of Michigan are mostly covered by funds withheld assets, letters of credit or trust agreements. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2018, any material recoveries were collateralized or settled by the assuming company.

Neither the Company nor any of its related parties control, directly or indirectly, any external reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2018, there were no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

As of December 31, 2018, if all reinsurance agreements were cancelled the estimated aggregate reduction in unassigned surplus is $5,586 million.

F-46

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

Non-Affiliated Reinsurance

The table below consists of the impact of the New York Life (“NYL”) Agreements:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(219)	$(224)	$(264)
Premiums assumed	88	91	106
Benefits ceded	(594)	(636)	(615)
Benefits assumed	238	254	246

Other reinsurance receivable (payable)	-	(1)	(2)
Funds held by or deposited with reinsured companies	3,183	3,316	3,483

The JHLICO closed block was established upon the demutualization of JHLICO for those designated participating policies that were in-force on February 1, 2000.

Effective July 1, 2015, the Company entered into coinsurance reinsurance agreements with NYL to cede 100% quota share (“QS”) of the Company’s JHLICO Closed Block policies (“NYL 100% Coinsurance”). In addition, NYL agreed to retrocede 40% QS of the same policy risks back to the Company under a coinsurance funds withheld (“FWH”) agreement (“NYL 40% FWH Retrocession”). Collectively, these agreements are known as the NYL Agreements. The NYL 100% Coinsurance keeps the assets supporting the JHLICO Closed Block together in NYL, and the NYL 40% FWH Retrocession adjusts the net reinsurance to NYL to 60% of the JHLICO Closed Block policies at risk.

In conjunction with the NYL Agreements, the existing 100% coinsurance FWH agreement which retrocedes the JHLICO Closed Block New York business back to the Company from JHNY was recaptured. In addition, the 90% modified coinsurance FWH treaty with MRBL was also recaptured. The recaptures were necessary to complete the NYL Agreements, because the policies under these agreements are the same policies at risk under the NYL Agreements.

The table below consists of the impact of the 2018 Reinsurance Group of America (“RGA”) Agreement:

Year ended December 31,
2018

(in millions)
Premiums ceded, net	$(2,790)
Benefits ceded, net	(134)
Other reinsurance receivable	24
Other amounts payable on reinsurance	-

Effective July 1, 2018, the Company entered into a coinsurance agreement with RGA to cede 100% quota share (“QS”) of a significant block of individual payout annuities. The transaction was structured such that the Company transferred the policy liabilities of $2,520 million and related invested assets of $2,829 million. The Company incurred a pre-tax loss of $72 million net of realized capital gains, including a ceding commission paid of $33 million, and a decrease of $43 million to statutory surplus. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

F-47

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table below consists of the impact of the 2012 RGA Agreement:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded, net	$(2)	$(3)	$(392)
Benefits ceded, net	(407)	(418)	(467)

Other reinsurance receivable	72	68	73
Other amounts payable on reinsurance	-	-	-

Effective April 1, 2012, the Company entered into a coinsurance agreement with RGA to cede its fixed deferred annuities at 90% quota share (“QS”). Subsequently, the treaty increased to 100% QS effective February 29, 2016. The transaction was structured such that the Company transferred the actuarial liabilities and related invested assets. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

The table below consists of the impact of the Jackson National Life Insurance Company (“Jackson’) Agreement:

Year ended December 31,
2018

(in millions)
Premiums ceded, net	$(5,317)
Benefits ceded, net	(134)
Funds held by or deposited with reinsured companies	-

Other reinsurance receivable	20
Other amounts payable on reinsurance	-

Effective October 1, 2018, the Company entered into 100% quota share coinsurance agreement with Jackson, a wholly-owned subsidiary of Prudential plc, to reinsure a block of legacy group pay-out annuities. The transaction was structured such that the Company transferred the policy liabilities of $4,292 million and related invested assets of $5,400 million. The Company incurred a pre-tax loss of $914 million net of realized capital gains, including a ceding commission paid of $222 million, and a decrease of $699 million to statutory surplus. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

F-48

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

Affiliated Reinsurance

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHNY:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded, net	$(167)	$(177)	$(183)
Benefits ceded, net	(408)	(424)	(427)

Funds held by or deposited with reinsured companies	-	-	-
Other reinsurance receivable	39	46	41
Other amounts payable on reinsurance	5	4	9

Treaty settlement received (paid)*	208	227	246
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On January 1, 2010, the assets supporting the policyholders who reside in the state of New York (“NY business”) were transferred to JHNY from the Company. The transfer included participating traditional life insurance, variable universal life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts, and variable annuities. The NY business was transferred using assumption reinsurance, modified coinsurance and coinsurance with cut-through provisions.

The NY business related to participating traditional life insurance policies was transferred from JHUSA to JHNY under a coinsurance agreement and was immediately retroceded back to JHUSA using a coinsurance FWH agreement. JHNY retained the invested assets supporting this block of business. As previously noted, the coinsurance FWH agreement was recaptured effective July 1, 2015. The NY business related to variable universal life was reinsured through coinsurance and modified coinsurance. The NY business related to universal life was transferred from the Company to JHNY under coinsurance agreements.

The NY business related to a majority of the fixed deferred annuity business was transferred from the Company to JHNY under an assumption reinsurance agreement. The NY business related to variable annuities and some participating pension contracts where assets were held in separate accounts were reinsured through modified coinsurance. The NY business related to fixed deferred and immediate annuities and participating pension contracts was transferred from the Company to JHNY under a coinsurance agreement.

F-49

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHRECO:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(501)	$(256)	$(517)
Premiums ceded, impact of treaty recaptured	-	3,718	-
Benefits ceded	(573)	(782)	(836)

Other reinsurance receivable	13	2	-
Other amounts payable on reinsurance	-	-	24
Funds withheld from reinsured companies	7,131	7,048	-
Funds withheld from unauthorized reinsurers	-	-	7,236
Treaty settlement received (paid)*	20	(8)	(594)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company also reinsures a portion of the risk related to certain annuity policies. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company. On October 1, 2017, the Company recaptured the payout annuity policies with JHRECO. The recapture resulted in pre-tax income of $708 million and an increase in surplus, net of tax, of $460 million.

The Company reinsures a large portion of the Long-Term Care (“LTC”) risk under a single accounting and capital regime, which helps to manage JHUSA’s overall risk profile and reduce strain on statutory surplus. JHUSA’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, The Office of the Superintendent of Financial Institution (“OSFI”), and reports its results on a consolidated International Financial Reporting Standards (“IFRS”) basis. As such, the agreement has no impact on the parent company financial results.

JHRECO does not retrocede any risks to a third party or affiliates. The risks assumed by JHRECO are solely the responsibility of JHRECO, but they are also retained within the parent company group. Reserve credits taken were $9,038 million and $8,644 million at December 31, 2018 and 2017, respectively. On December 31, 2017, JHRECO changed its domiciliary jurisdiction from Bermuda to the state of Michigan. As a result of the re-domestication of JHRECO, collateral was no longer required as of December 31, 2017. Total amount of funds withheld (including capital) on behalf of the captive reinsurer that back the long-term care liabilities was $7,131 million and $7,048 million at December 31, 2018 and 2017, respectively.

F-50

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The available and required capital in the table below represent JHRECO’s capital position on a NAIC basis at December 31, 2018 and 2017.

	Years ended December 31,
	2018	2017

	(in millions)
Available Capital	$2,085	$1,884
Required Capital	$323	$262
RBC Ratio	646%	718%

JHUSA’s Authorized Control Level (“ACL”) Risk Based capital impact on recapture of the LTC reinsurance agreement at December 31, 2018 and 2017 is as follows:

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2018	$11,404	$1,425	800%
Impact of JHRECO LTC Recapture	470	232	-83%

Capital Gross of JHRECO LTC Cession	$11,874	$1,657	717%

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2017	$10,761	$1,266	850%
Impact of JHRECO LTC Recapture	854	189	-52%

Capital Gross of JHRECO LTC Cession	$11,615	$1,455	798%

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRBL:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(3,763)	$(3,320)	$(3,978)
Benefits ceded	(10,700)	(11,653)	(10,494)

Other reinsurance receivable	185	25	-
Other amounts payable on reinsurance	660	389	605
Funds withheld from unauthorized reinsurers	7	-	227

Treaty settlement received (paid)*	178	480	(142)
*	Treaty settlement consisted primarily of ceded investment income related to non-qualifying hedging strategies and changes in the modified coinsurance and coinsurance reserves.

F-51

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The Company reinsures 87% of certain group annuity contracts in-force with MRBL. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider.

The Company reinsures 90% of a significant block of variable annuity contracts in-force with MRBL. All substantial risks, including all guaranteed benefits (GMDB, Guaranteed Minimum Income Benefit (“GMIB”), and GMWB), related to certain specified policies not already reinsured to third parties, are reinsured under the agreement. The base contracts are reinsured on a modified coinsurance basis, while the guaranteed benefit reinsurance coverage is apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance FWH. The assets supporting the reinsured policies remain invested with the Company. Since the inception of the treaty in 2008, several amendments have been enacted to refine certain aspects of the treaty. The net MRBL reinsurance recoverable includes the impact of ongoing reinsurance cash flows and is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies with changes to ceded reserves and cost of reinsurance recognized as a component of benefits to policyholders on the Statements of Operations.

The Company’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, OSFI, and reports on a consolidated IFRS basis. The Company utilizes a dynamic hedging program to manage risks on an economic basis. The IFRS accounting for these derivatives aligns with MFC’s market-based reserving regime. The US statutory accounting and reserving framework does not provide appropriate alignment of economic risk management strategies (hedging) and associated reserve methodologies. The treaty with MRBL provides a mechanism to allow management of the majority of the variable annuity risk under a single consolidated reserve and capital regime, rather than managing the block simultaneously under two very diverse frameworks.

As a coinsurance / modified coinsurance treaty, MRBL holds $1,989 million and $1,873 million as a coinsurance reserve and JHUSA holds $420 million and $109 million as a modified coinsurance reserve at December 31, 2018 and 2017, respectively. The IFRS reserves that MRBL holds for variable annuities are similar in concept to AG43. The calculations are a real-world stochastic calculation at CTE(70), based on the guaranteed benefits and fees in isolation rather than the whole contract, including the cash flows generated from the dynamic hedging program and including margins for adverse deviation. The real-world stochastic scenarios are subject to Canadian Institute of Actuaries equity and bond fund return calibration criteria. Reserve credits taken were $7 million and $0 million at December 31, 2018 and 2017, respectively, and there is no supporting collateral.

MRBL does not retrocede any risks to a third party. The risks assumed by MRBL are solely the responsibility of MRBL, but they are also retained within MFC. This transaction has no impact on MFC’s financial statements as it reports its risks on a consolidated basis.

On September 30, 2018, the Company entered into a combination coinsurance and modified coinsurance agreement with MRBL to cede 95% of certain single life and survivorship variable universal life products. The transactions included the transfer from JHUSA of $662 million of policy liabilities. The transactions resulted in a pre-tax gain of $500 million, including a ceding commission received of $500 million, and an increase in surplus of $395 million net of tax, which was deferred and will be amortized over a period of approximately 20 years.

F-52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The Company entered into a Stop Loss Reinsurance Agreement with MRBL, effective April 1, 2017, simultaneous with entering into a coinsurance with partial funds withheld agreement with MMRC, as described below.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRL:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(133)	$(255)	$(298)
Benefits ceded	(595)	(545)	(468)

Other reinsurance receivable	-	-	5
Other amounts payable on reinsurance	7	7	-
Funds withheld from unauthorized reinsurers	329	66	-
Treaty settlement received (paid)*	(30)	(28)	(74)

*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company entered into a coinsurance/modified coinsurance agreement with an affiliate, MRL, to reinsure 90% of all risks not already reinsured to third parties on various universal life contracts effective December 15, 2000. Subsequent amendments added further UL and some term contracts. The Company amended the agreement during 2014 to simplify treaty administration and to modify the structure of the treaty to a modified coinsurance FWH structure.

The table and commentary below consist of the impact of the reinsurance agreement with an affiliate, JHLH:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(28)	$(27)	$(28)
Premiums assumed	-	-	241
Benefits ceded	(22)	(19)	(10)
Benefits assumed	19	22	8

Other reinsurance receivable	-	-	1
Other amounts payable on reinsurance	5	7	-
Funds withheld from authorized reinsurers	-	-	3
Treaty settlement received (paid)*	(23)	(28)	7

* Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On December 31, 2016, the Company entered into a coinsurance agreement with an affiliate, JHLH, to reinsure 100% of a block of single premium universal life policies. The transaction included the transfer from JHLH of $282 million of invested assets and $241 million in net policy liabilities. The transaction resulted in a pre-tax gain and ceding commission received of $36 million and an increase in surplus of $52 million, net of tax.

F-53

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreement with an affiliate, MMRC:

	Year ended December 31,
	2018	2017

	(in millions)
Premiums ceded	$(135)	$(373)
Premiums assumed	-	-
Benefits ceded	(17)	(14)
Benefits assumed	-	-

Other reinsurance receivable	-	-
Other amounts payable on reinsurance	22	18
Funds withheld from authorized reinsurers	102	50
Treaty settlement received (paid)*	(68)	(55)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

Effective April 1, 2017, the Company entered into a coinsurance with partial FWH agreement with an affiliate, MMRC, to reinsure 100% of the Company’s in-force single-life term life insurance policies and related riders, for certain policy years. The transaction included the transfer to MMRC of $284 million in net policy liabilities. Also, the Company recognized $33 million of FWH liabilities. The transactions resulted in a pre-tax gain of $251 million, including a ceding commission received of $252 million, and an increase in surplus of $163 million, net of tax, which was deferred and will be amortized over a period of approximately 15 years. Subsequent amendment added additional term contracts.

The reinsurance agreement with MMRC was entered into to address the surplus strain caused by the excess of XXX NAIC reserves over the VM-20 reserve levels. This transaction was within the scope of Actuarial Guideline 48, the NAIC Term Life and Universal Life with Secondary Guarantees (XXX/AXXX) Credit for Reinsurance Model Regulation (“AG 48”). In accordance with the terms of AG 48, the obligations of MMRC under the reinsurance agreement are supported by a FWH account and a credit-linked note. The FWH account is funded with assets meeting the definition of “Primary Security” under AG 48 and in an amount equal to or in excess of the VM-20 reserve. The credit-linked note is in the amount of the excess of the statutory reserves over the then current “Required Level of Primary Security”.

The Company did not commute any material ceded reinsurance in 2018.

F-54

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes

The components of the net deferred tax asset/(liability) are as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital	(3) (Col 1 + 2) Total

	(in millions)
(a) Gross deferred tax assets	$1,674	$67	$1,741
(b) Statutory valuation allowance adjustments	121	-	121

(c) Adjusted gross deferred tax assets (a - b)	1,553	67	1,620
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	1,553	67	1,620
(f) Deferred tax liabilities	1,628	69	1,697

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$(75)	$(2)	$(77)

	December 31, 2017
	(4) Ordinary	(5) Capital	(6) (Col 4 + 5) Total

	(in millions)
(a) Gross deferred tax assets	$2,432	$63	$2,495
(b) Statutory valuation allowance adjustments	121	-	121

(c) Adjusted gross deferred tax assets (a - b)	2,311	63	2,374
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	2,311	63	2,374
(f) Deferred tax liabilities	2,289	72	2,361

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$22	$(9)	$13

	Change
	(7) (Col 1 - 4) Ordinary	(8) (Col 2 - 5) Capital	(9) (Col 7 + 8) Total

	(in millions)
(a) Gross deferred tax assets	$(758)	$4	$(754)
(b) Statutory valuation allowance adjustments	-	-	-

(c) Adjusted gross deferred tax assets (a - b)	(758)	4	(754)
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	(758)	4	(754)
(f) Deferred tax liabilities	(661)	(3)	(664)

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$(97)	$7	$(90)

The Company has recorded a valuation allowance against specific general business tax credit carryforwards of $121 million for the year ended December 31, 2018. These tax credits were generated by the legacy JHFC group and are subject to the separate return limitation rules. These credits will not expire until 2027, however due to restrictions on the utilization, management believes that it is more likely than not that the Company will not realize the benefit. In assessing the need for a valuation allowance, management considered the future reversal of taxable temporary differences, future taxable income exclusive of reversing temporary differences, taxable income in the carry back period, as well as tax planning strategies. Tax

F-55

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

planning strategies were considered to the extent they were both prudent and feasible and if implemented, would result in the realization of deferred tax assets.

The amount of adjusted gross deferred tax assets admitted under each component and the resulting increase in deferred tax assets by character are as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital	(3) (Col 1 + 2) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$65	$65
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	649	-	649
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	649	-	649
2. Adjusted gross deferred tax assets allowed per limitation threshold.	1,328	-	1,328
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	904	2	906

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$1,553	$67	$1,620

F-56

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	December 31, 2017
	(4) Ordinary	(5) Capital	(6) (Col 4 + 5) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$53	$53
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	742	-	742
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	742	-	742
2. Adjusted gross deferred tax assets allowed per limitation threshold.	1,212	-	1,212
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	1,569	10	1,579

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$2,311	$63	$2,374

	Change
	(7) (Col 1 - 4) Ordinary	(8) (Col 2 - 5) Capital	(9) (Col 7 + 8) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$12	$12
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	(93)	-	(93)
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	(93)	-	(93)
2. Adjusted gross deferred tax assets allowed per limitation threshold.	116	-	116
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	(665)	(8)	(673)

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$(758)	$4	$(754)

F-57

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	2018	2017

	(in millions)
(a) Ratio percentage used to determine recovery period and threshold limitation amount	800%	849%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$8,854	$8,082

Impact of tax planning strategies is as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$1,553	$67
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$1,553	$67
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

	December 31, 2017
	(3) Ordinary	(4) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$2,311	$63
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$2,311	$63
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

F-58

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Change
	(5) (Col 1 - 3) Ordinary	(6) (Col 2 - 4) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$(758)	$4
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$(758)	$4
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities for amounts described in ASC 740-10-25-3.

Current income taxes incurred consist of the following major components:

	Years Ended December 31,
	(1) 2018	(2) 2017	(3) (Col 1 - 2) Change

	(in millions)
1. Current income tax
(a) Federal	$(725)	$446	$(1,171)
(b) Foreign	-	-	-

(c) Subtotal	(725)	446	(1,171)
(d) Federal income tax on net capital gains	396	243	153
(e) Utilization of capital loss carryforwards	-	-	-
(f) Other	-	-	-

(g) Federal and foreign income taxes incurred	$(329)	$689	$(1,018)

F-59

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	December 31,
	(1) 2018	(2) 2017	(3) (Col 1 - 2) Change

	(in millions)
2. Deferred tax assets:
(a) Ordinary:
(1) Discounting of unpaid losses	$-	$-	$-
(2) Unearned premium reserve	-	-	-
(3) Policyholder reserves	654	1,489	(835)
(4) Investments	72	88	(16)
(5) Deferred acquisition costs	412	357	55
(6) Policyholder dividends accrual	53	49	4
(7) Fixed assets	-	-	-
(8) Compensation and benefits accrual	34	28	6
(9) Pension accrual	17	16	1
(10) Receivables - nonadmitted	54	48	6
(11) Net operating loss carryforward	35	-	35
(12) Tax credit carry-forward	333	329	4
(13) Other (including items <5% of total ordinary tax assets)	10	28	(18)

(99) Subtotal	$1,674	$2,432	$(758)
(b) Statutory valuation allowance adjustment	121	121	-
(c) Nonadmitted	-	-	-

(d) Admitted ordinary deferred tax assets (2(a)(99) - 2(b) - 2(c))	$1,553	$2,311	$(758)
(e) Capital:
(1) Investments	$67	$63	$4
(2) Net capital loss carryforward	-	-	-
(3) Real estate	-	-	-
(4) Other (including items <5% of total capital tax assets)	-	-	-

(99) Subtotal	$67	$63	$4
(f) Statutory valuation allowance adjustment	-	-	-
(g) Nonadmitted	-	-	-

(h) Admitted capital deferred tax assets (2(e)(99) - 2(f) - 2(g))	$67	$63	$4
(i) Admitted deferred tax assets (2(d)+2(h))	$1,620	$2,374	$(754)

F-60

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

3. Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$1,150	$1,178	$(28)
(2) Fixed assets	18	18	-
(3) Deferred and uncollected premium	9	9	-
(4) Policyholder reserves	324	934	(610)
(5) Other (including items <5% of total ordinary tax liabilities)	127	150	(23)

(99) Subtotal	$1,628	$2,289	$(661)
(b) Capital:
(1) Investments	$69	$72	$(3)
(2) Real estate	-	-	-
(3) Other (including items <5% of total capital tax liabilities)	-	-	-

(99) Subtotal	$69	$72	$(3)

(c) Deferred tax liabilities (3(a)(99) + 3(b)(99))	$1,697	$2,361	$(664)

4. Net deferred tax assets/liabilities (2(i) - 3(c))	$(77)	$13	$(90)

The change in net deferred income taxes is comprised of the following:

	December 31,
	2018	2017	Change

	(in millions)
Total deferred tax assets	$1,620	$2,374	$(754)
Total deferred tax liabilities	1,697	2,361	(664)

Net deferred tax assets (liabilities)	$(77)	$13	$(90)

Tax effect of unrealized gains and losses			137
Tax effect of unrealized foreign exchange gains (losses)			5
Other			(215)

Change in net deferred income taxes			$(17)

F-61

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 to income before income tax (including realized capital gains). The significant items causing this difference are as follows:

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Ordinary provisions computed at statutory rate	$(7)	$962	$294
Net realized capital gains (losses) before IMR at statutory rate	153	253	(173)
Change in nonadmitted assets	-	-	-
Reinsurance	77	22	(47)
Valuation allowance	-	-	71
Tax-exempt income	1	(22)	(16)
Nondeductible expenses	2	1	(1)
Foreign tax expense gross up	5	8	8
Amortization of IMR	(138)	(68)	(78)
Tax recorded in surplus	14	68	(4)
Dividend received deduction	(159)	(184)	(183)
Investment in subsidiaries	(18)	(25)	(25)
Prior year adjustment	(69)	(151)	(54)
Tax credits	(23)	(24)	(26)
Change in tax reserve	33	4	(200)
Pension	-	-	-
Tax rate change	(185)	570	-
Other	2	1	(1)

Total	$(312)	$1,415	$(435)

Federal and foreign income taxes incurred	$(725)	$446	$(121)
Capital gains tax	396	243	496
Change in net deferred income taxes	17	726	(810)

Total statutory income tax expense (benefit)	$(312)	$1,415	$(435)

F-62

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

As of December 31, 2018, the Company had the following carry forwards:

	Origination Year	Expiration Year	Amount

	(in millions)
Affordable housing tax credits	2001	2021	$1
	2002	2022	1
	2003	2023	1
	2004	2024	1
	2005	2025	1
	2006	2026	2
	2007	2027	23
	2008	2028	57
	2009	2029	54
	2010	2030	47
	2011	2031	41
	2012	2032	32
	2013	2033	21
	2014	2034	12
	2015	2035	5
	2016	2036	3
	2017	2037	1
	2018	2038	-

			$303

Net Operating Losses	2008	2023	$-
	2009	2024	-
	2010	2025	-
	2013	2028	-
	2014	2029	-
	2018		35

			$35

Foreign Tax Credits	2006	2016	$-
	2007	2017	-
	2008	2018	-
	2009	2019	-
	2010	2020	-
	2011	2021	-
	2012	2022	-
	2013	2023	-
	2014	2024	-
	2015	2025	-
	2016	2026	-
	2017	2027	-
	2018	2028	23

			$23

F-63

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Origination Year	Expiration Year	Amount

	(in millions)
Other credits	2000	2020	$-
	2001	2021	-
	2002	2022	-
	2003	2023	-
	2004	2024	-
	2005	2025	-
	2006	2026	-
	2007	2027	-
	2008	2028	-
	2009	2029	-
	2010	2030	-
	2011	2031	-
	2012	2032	-
	2013	2033	2
	2014	2034	2
	2015	2035	3
	2016	2036	-

			$7

With the enactment of the Tax Cuts and Jobs Act on December 22, 2017, the net operating loss carryback provision was repealed effective January 1, 2018. The federal income taxes incurred on capital gains available for recoupment in the event of future net capital losses were $0 million, $323 million and $0 million for the years 2018, 2017 and 2016 respectively.

The Company has no deposits under Section 6603 of the Internal Revenue Code.

The Company is included in the consolidated federal income tax return of JHFC with the following entities:

Essex Corporation	John Hancock Insurance Agency Inc.
Farmland Management Services, Inc.	John Hancock Leasing Corp.
Guide Financial, Inc.	John Hancock Life Insurance Company of New York
Hancock Farmland Services, Inc.	John Hancock Life & Health Insurance Company
Hancock Forest Management Inc.	John Hancock Natural Resource Corp.
Hancock Natural Resource Group Inc.	John Hancock Realty Advisors Inc.
JH 575 Rengstorff LLC	John Hancock Realty Mgt. Inc.
JH Hostetler LLC	John Hancock Signature Services Inc.
JH Kearny Mesa 5 LLC	Manulife Holding (USA) LLC
JH Kearny Mesa 7 LLC	Manulife (Michigan) Reassurance Company
JH Kearny Mesa 9 LLC	Manulife Reinsurance (Bermuda) Limited
JH Networking Insurance Agency Inc.	Manulife Reinsurance Limited
JH Ott LLC	Manulife Service Corporation
JH Tulare 8 LLC	MCC Asset Management Inc.
JHFS One Corp.	PT Timber Inc.
John Hancock Assignment Company	Signator Insurance Agency Inc.
John Hancock Financial Corporation	Signator Investors Inc.
John Hancock Financial Network Inc.	The Manufacturers Investment Corporation

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company’s income tax expense (benefit) is computed as if the Company filed separate federal income tax returns with tax benefits provided for operating losses and tax credits when utilized by the consolidated group. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements.

F-64

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

Taxes receivable from (payable to) affiliates are ($47) million and ($156) million at December 31, 2018 and 2017, respectively, and are included in other assets or current federal income taxes payable on the Balance Sheets.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service (“IRS”). Effective for 2010, the Company’s common parent, JHFC, merged into Manulife Holdings (Delaware) LLC (“MHDLLC”) resulting in a new combined group. With respect to the legacy MHDLLC consolidated return group, the IRS audit for tax years through 2009 have been closed. With respect to the legacy JHFC group, the IRS has completed its examinations of tax years 1997 through 2009. On March 30, 2016, the Company and the IRS finalized an agreement for tax years 2002-2009. The agreement applies the U.S. Tax Court’s opinion on the Company’s tax treatment of certain leveraged lease investments pertaining to tax years 1997-2001. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

In August 2017, the Company received and signed an IRS Revenue Agent Report for tax years 2010-2013. Tax years 2014 and forward are open under the statute of limitations.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2018	2017

	(in millions)
Balance at beginning of year	$60	$37
Additions based on tax positions related to the current year	2	14
Payments	-	-
Additions for tax positions of prior years	48	22
Reductions for tax positions of prior years	(2)	(13)

Balance at end of year	$108	$60

Included in the balances as of December 31, 2018 and 2017, are $108 million and $75 million, respectively, of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate. Included in the balances as of December 31, 2018 and 2017, are ($1) million and ($16) million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company’s liability for unrecognized tax benefits is not expected to materially change in the next twelve months.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense in the Statements of Operations. The Company recognized approximately ($3) million, ($10) million, and ($177) million of interest expense / (benefit) for the years ended December 31, 2018, 2017 and 2016, respectively. The Company had approximately $6 million and $6 million accrued for interest as of December 31, 2018 and 2017, respectively. The Company did not recognize any material penalties for the years ended December 31, 2018, 2017 and 2016.

The Company reported a Repatriation Transition Tax liability in the amount of $1 million for 2017. This amount was fully remitted to the IRS with the filing of the 2017 federal income tax return.

As of December 31, 2017, the Company reported an Alternative Minimum Tax (AMT) Credit carryforward of $485 million, all of which was recorded as a current tax recoverable. The Company expects to recover $243 million of this balance with the filing of its 2018 tax return, while the remaining $242 million is expected to be recovered in 2019 through 2021.

With the enactment of the Tax Cuts and Jobs Act (the “Act”) on December 22, 2017, the Company applied existing guidance to the best available information in the recording of its tax provisions reflected in the 2017 financial statements. In 2018, the Company completed its analysis on the income tax effects of the Act and adjusted its provisional amounts accordingly. The Company updated policy level tax reserves and reflected impacts of $108 million in its temporary differences for Actuarial Liabilities in both deferred tax assets and deferred tax liabilities. The transitional deferred tax liability is being amortized into taxable income over 8 years, in the amount of $13 million per year. In addition, with the completion of the 2017 tax return,

F-65

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

the Company recorded all provision to return adjustments of which ($185) million impacted the effective tax rate related to the revaluation of deferred tax assets and liabilities from 35% to 21%.

10. Capital and Surplus

There are no restrictions placed on the Company’s unassigned surplus other than restrictions on dividend payments described below.

Under Michigan State insurance laws, no insurer may pay any shareholder dividends from any source other than statutory earned surplus without the prior approval of the Director. Dividends to the shareholder that may be paid without prior approval of the Director are limited by the laws of the State of Michigan. Such dividends are permissible if, together with other dividends or distributions made within the preceding 12 months, they do not exceed the greater of 10% of the JHUSA surplus as of December 31 of the preceding year, or the net gain from operations excluding realized capital gains and (losses) for the 12 month period ending December 31 of the immediately preceding year. For the years ended December 31, 2018, 2017 and 2016, the Company paid ordinary dividends of $600 million, $807 million and $0 million and extraordinary dividends of $0 million, $93 million, and $0 million to its parent company MIC, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2018 and 2017, based on calculations pursuant to those requirements, the Company’s total adjusted capital exceeds the company action level RBC.

The Company has surplus notes described below in the amount of $585 million outstanding as of December 31, 2018. During 2016, $405 million was repaid. The issuance of the surplus notes was approved by the insurance regulators with the following repayment conditions and restrictions: payment of principal and accrued interest otherwise required or permissible cannot be made unless approved by the Board of Directors, approved in writing by the Director, and the Company has sufficient earned surplus or such other funds as may be approved by the Director available for such payment.

Surplus notes in the amount of $450 million were issued on February 25, 1994, for cash pursuant to Rule 144A under the Securities Act of 1933. 100% of the issued and outstanding surplus notes are represented by a global note registered in the name of a nominee of the Depository Trust Company. The interest rate is fixed at 7.375%, and interest is payable semi-annually. The notes mature on February 15, 2024. Interest expense was $33 million for years ended December 31, 2018, 2017 and 2016. Total interest paid through December 31, 2018 was $813 million.

Pursuant to two subordinated surplus notes dated September 30, 2008, the Company borrowed the respective amount of $295 million and $110 million from an affiliate, John Hancock Insurance Agency, Inc. (“JHIA”). The interest rate is fixed at 7% per annum and is payable semi-annually. The surplus notes which were to have matured on March 31, 2033 were repaid on November 1, 2016. For the year ended December 31, 2016, the combined interest expense on the notes was $31 million.

Pursuant to an amended and restated subordinated surplus note dated September 30, 2008, the Company borrowed $136 million from JHFC. Interest is calculated and reset quarterly at a fluctuating rate equal to 3-month LIBOR plus 125 basis points and is payable semi-annually. The note which was to have matured on December 15, 2016 was extended to December 14, 2021. Interest expense was $5 million, $3 million, and $3 million for the years ended December 31, 2018, 2017 and 2016, respectively. Total interest paid through December 31, 2018 was $24 million.

Under Michigan State liquidation statutes, the claims of the Depository Trust Company and JHFC (“the surplus noteholders”) come before those of the Company’s shareholders. There is no preferential treatment in claims between the surplus noteholders.

F-66

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months’ notice. Under the various agreements, the Company will pay a fee for services received under the agreement which includes legal, actuarial, investment, data processing, accounting, and certain other administrative services. Management fees relating to the agreement were $296 million, $347 million, and $329 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

The Company has Administrative Service Agreements with its subsidiaries and affiliates whereby the Company will be reimbursed for operating expenses incurred by the Company. Services provided under the agreement include legal, personnel, marketing, investment accounting, and certain other administrative services and are billed based on intercompany cost allocations or total average daily net assets. The amounts earned under the agreements were $748 million, $767 million, and $811 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Balance Sheets and Statements of Operations may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Other

During 2018, 2017 and 2016, respectively, the Company received dividends of $28 million, $31 million, and $34 million from John Hancock Investment Management Services LLC, $83 million, $72 million, and $71 million from JHD, $100 million, $0 million, and $0 million from JHNY, $0 million, $0 million, and $0 million from JHLH, $404 million, $231 million, and $214 million from John Hancock Subsidiaries, LLC (“JHS LLC”), and $0 million, $0 million, and $19 million from John Hancock Partnership Holdings I & II, $1 million, $10 million, and $0 million from CLA CRE Opportunity Fund I LP and $27 million, $0 million and $0 million from CIP / MCRT Longview Meadows LLC (“Concord Mews”). These dividends are included in the Company’s net investment income.

During 2018 and 2017, the Company made a capital contribution of $0 million and $0 million to JHS LLC.

The Company did not make a capital contribution to its wholly-owned subsidiary, MMRC in 2018. During 2017, the Company made a capital contribution of $40 million to MMRC, in exchange for one hundred and one shares of the common stock of MMRC.

During 2018 and 2017, the Company received a return of capital of $80 million and $0 million from its 91% ownership of Concord Mews.

The Company did not own any shares of the stock of its parent, MIC, or its ultimate parent, MFC at December 31, 2018 and 2017, respectively.

The Company did not recognize any impairment write-down for its investment in subsidiaries, controlled or affiliated companies for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company is the owner and beneficiary of corporate owned life insurance (“COLI”) policies issued by JHLH. The asset balances equal to the cash surrender value of the internal COLI policies was $572 million and $558 million at December 31, 2018 and 2017, respectively.

The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Second Restated and Amended Liquidity Pool and Loan Facility Agreement effective January 1, 2010. The maximum aggregate amounts that JHUSA can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on U.S. dollar funds will be reset daily to the one-month U.S. Dollar

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

London Inter-Bank Bid Rate (“LIBID”) and interest payable on Canadian dollar funds is based off the one-month Canadian Dollar Offering Rate (“CDOR”) plus a spread.

The following table details the affiliates and their participation in the Company’s Liquidity Pool:

	December 31,
	2018	2017

	(In millions)
The Manufacturers Investment Corporation	$66	$134
John Hancock Financial Corporation	113	114
Manulife Reinsurance Limited	17	56
Manulife Reinsurance (Bermuda) Ltd.	141	111
Manulife (Michigan) Reassurance Company	6	4
John Hancock Life & Health Insurance Company	159	180
John Hancock Reassurance Company, Ltd.	91	179
John Hancock Life Insurance Company New York	293	170
John Hancock Investment Management Services LLC	25	23
John Hancock Subsidiaries LLC	24	31
John Hancock Insurance Agency, Inc.	5	5
Essex Corporation	1	-
JH Signature Services Inc.	9	8
JH Partnership Holdings I, II LP	-	7
John Hancock Realty Advisors	6	2
JH Advisors LLC	47	66
Manulife Asset Management (US) LLC	35	76
Hancock Capital Investment Management LLC	15	11
John Hancock RPS, LLC	41	31
The Berkeley Financial Group, LLC	2	2
Manulife Holdings (USA), LLC	-	-
Signator Insurance Agency, Inc.	11	11
JH Networking Insurance Agency, Inc.	4	5
John Hancock Administrative Services LLC	-	-
John Hancock Financial Network, Inc.	45	1
Hancock Natural Resource Group, Inc.	68	30
Hancock Forest Management, Inc.	5	5
John Hancock Personal Financial Services, LLC	1	2
John Hancock Funding Company LLC	(9)	-

Total	$1,221	$1,264

Effective March 31, 1996, MLI provides a claims paying guarantee to certain U.S. policyholders. The claims guarantee agreement was terminated effective August 13, 2008, but still remains in effect with respect to policies issued by the Company prior to that date.

MFC fully and unconditionally guarantees payments from the guarantee periods of the accumulation phase for certain of the Company’s market value adjusted annuity contracts.

MFC fully and unconditionally guarantees JHLICO’s SignatureNotes. In December 2009, the entity that formerly issued these notes, JHLICO, ceased to exist and its property and obligations became the property and obligations of the Company.

MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other

F-68

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

guarantees or obligations of MFC, which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes.

The Company also enters into debt and reinsurance transactions with its affiliates. Refer to the debt and reinsurance notes for further details.

12. Commitments, Guarantees, Contingencies, and Legal Proceedings

Commitments: The Company has extended commitments to purchase long-term bonds of $723 million, purchase other invested assets of $2,118 million, purchase real estate of $87 million, and issue agricultural and commercial mortgages of $152 million at December 31, 2018. If funded, loans related to real estate mortgages would be fully collateralized by related properties. Approximately 42% of these commitments expire in 2019.

There were no leasing arrangements that the Company entered into as lessee which could have a material financial effect.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. In conjunction with the September 25, 2018 sale of the home office property, the total lease commitment for future years related to the office ground lease was reduced by $343 million. During 2012, the Company entered into a parking lease agreement, which expires on December 31, 2050. The terms of the lease agreements provide for adjustments in future periods. The future minimum lease payments, by year and in the aggregate, under these leases and other non-cancelable operating leases along with the associated sub-lease income are as follows:

Non-cancelable Operating Leases
(in millions)
2019	$9
2020	8
2021	5
2022	3
2023	3
Thereafter	16

Total	$44

The Company does not have any sublease income related to its office space.

The Company’s investment in leveraged leases relates to equipment used primarily in the transportation industries; however, this type of leasing transaction is not a significant part of the Company’s business activities in terms of revenue, net income, or assets.

As of December 31, 2018, the Company recorded a restructuring charge of approximately $56 million, net of tax, primarily related to a voluntary early retirement program as well as costs to optimize our real estate footprint in the United States.

Guarantees: In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under statutory accounting principles.

The Company has issued guarantee agreements pursuant to which the Company guarantees the obligations of JHNY and JHLH under the OTC International Swaps and Derivatives Association, Inc. (“ISDA”) cleared and exchange-traded derivative agreements and transactions entered into by JHNY and JHLH with external counterparties. The ISDA guarantees are subject to an overall limit of $1 billion of Potential Future Exposure, using a three-week and 95% confidence parameters, in calculating the counterparty risk exposure.

The Company is party to a financial support agreement with JHLH pursuant to which it has agreed to maintain JHLH’s capital level such that its risk-based capital ratio shall be at or above 225% of the company action level annually. In addition,

F-69

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

12. Commitments, Guarantees, Contingencies, and Legal Proceedings - (continued)

under the terms of the financial support agreement, the Company undertakes to provide sufficient liquidity to enable JHLH to make timely payment of its contractual obligations.

Contingencies: The Company is an investor in a number of leasing transactions. On August 5, 2013, the U.S. Tax Court issued an opinion effectively ruling in the government’s favor in the litigation between John Hancock and the IRS involving the tax treatment of John Hancock’s investment in certain leveraged leases. On March 30, 2016, the Company and the IRS finalized an agreement determining the impact of the decision on tax years subsequent to the years that were decided by the Court. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

The Company acts as an intermediary/broker in OTC derivative instruments. In these cases, the Company enters into derivative transactions on behalf of affiliated companies and then enters into offsetting derivative transactions with the affiliate. In the event of default of either party, the Company is still obligated to fulfill its obligations with the other party.

The Company is subject to insurance guaranty fund laws in the states in which it does business. Pursuant to these laws, insurance companies are assessed, and required to make periodic payments, to be used to pay benefits to policyholders and claimants of insolvent or rehabilitated insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position.

Legal Proceedings: The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, an employer, and a taxpayer. In addition, the Michigan Department of Insurance and Financial Services, the Michigan Attorney General, the SEC, the Financial Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. An estimation of the range of potential outcomes in any given matter is often unavailable until such matters have developed and sufficient information emerges to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

A class action against the Company is pending in the U.S. District Court for the Southern District of New York (the “Southern District of NY”) in which claims are made that the Company breached, and continues to breach, the contractual terms of certain universal life policies issued between approximately 1990 and 2006 by including impermissible charges in its cost of insurance (“COI”) calculations and certain other rider charges. The Company believes that its COI calculations have been, and continue to be, in accordance with the terms of the policies. In May 2018, the parties agreed to the financial terms of a settlement in the amount of $91 million. On November 1, 2018, the court granted preliminary approval of the $91 million settlement for Besen and scheduled a fairness hearing for February 19, 2019. Distribution of notice of the settlement to the class commenced on December 26, 2018. A similar class action based on the same policy language in dispute in the case pending in New York had been pending in California. The parties have settled all claims alleged in the California action. On May 8, 2018, the court granted final approval of the settlement, and the settlement amount of $60 million has been paid.

In June 2018, a class action was initiated against the Company in the Southern District of NY on behalf of owners of performance universal life policies issued between 2003 and 2009 whose policies are subject to a COI increase announced in 2018. In October 2018, an almost identical class action was initiated against the Company in the Southern District of New York. It was filed as a related case as the one filed in June and has been assigned to the same judge. Discovery has commenced in these cases and will continue through 2019. It is too early to assess the range of potential outcomes for these two related lawsuits.

F-70

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

13. Annuity Actuarial Reserves

The Company’s annuity actuarial reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2018
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$522	$337	$1,385	$2,244	2%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	109,160	109,160	83%

Total with adjustment or at fair value	524	337	110,545	111,406	85%
At book value without adjustment (minimal or no charge or adjustment)	4,937	-	-	4,937	4%
Not subject to discretionary withdrawal	14,577	207	147	14,931	11%

Total (gross)	20,038	544	110,692	131,274	100%

Reinsurance ceded	10,830	-	-	10,830

Total (net)	$9,208	$544	$110,692	$120,444

	December 31, 2017
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$448	$400	$1,720	$2,568	2%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	124,432	124,432	84%

Total with adjustment or at fair value	450	400	126,152	127,002	86%
At book value without adjustment (minimal or no charge or adjustment)	5,412	-	-	5,412	4%
Not subject to discretionary withdrawal	14,987	227	171	15,385	10%

Total (gross)	20,849	627	126,323	147,799	100%

Reinsurance ceded	4,526	-	-	4,526

Total (net)	$16,323	$627	$126,323	$143,273

F-71

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts

Separate accounts held by the Company include individual and group variable annuity and variable life products that offer guaranteed and non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The deposits related to variable annuities generally provide a GMDB. For annuity products, this can take the form of either (a) return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary; or (d) a combination benefit of (b) and (c) above. The assets and liabilities of these accounts are carried at fair value. The GMDB reserve is held in the Company’s general account policy reserves.

The Company sold contracts with GMIB riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity which may be elected by the contract holder after a stipulated waiting period (7 to 15 years), and which may be larger than what the contract account balance could purchase at then-current annuity purchase rates.

The Company sold contracts with a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Reinsurance has been utilized to mitigate risk related to some of the GMDB and GMIB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

The assets legally insulated from the general account are attributed to the following products/transactions:

Product/Transaction	Separate Account Legally Insulated Assets		Separate Account Not Legally Insulated Assets

	December 31,
	2018	2017	2018	2017

	(in millions)
Group Annuity Contracts (401K)	$78,443	$87,377	$-	$-
Variable and Fixed Annuities	29,250	35,552	21	23
Life Insurance	12,771	14,081	-	-
Fixed Products - Institutional and stable value fund	1,743	2,140	-	-
Fixed Products - Retail	26	26	351	413
Investments - Funds	1,526	1,555	-	-

Total	$123,759	$140,731	$372	$436

F-72

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

To compensate the general account for the risk taken, the separate account paid risk charges and amounts toward separate account guarantees as follows:

	Risk Charges Paid to General Account	Amounts toward Separate Account Guarantees

	(in millions)
2018	$210	$54
2017	$220	$62
2016	$231	$89
2015	$241	$59
2014	$252	$74

The Company had the following variable annuities with guaranteed benefits:

	December 31,
	2018	2017

	(in millions, except for ages)
Account value	$29,577	$36,044
Amount of reserve held	1,230	821
Net amount at risk - gross	7,778	4,817
Weighted average attained age	69	69

The following assumptions and methodology were used to determine the amounts above at December 31, 2018 and 2017:

•

Actuarial Guideline 43 (“AG 43”) is used in both years to determine the aggregate reserve for products falling under the scope. Assumptions used in the standard scenario are prescribed by the guideline. Assumptions used in the stochastic scenarios are detailed below.

•	The stochastically generated projection scenarios have met the scenario calibration criteria prescribed in AG 43.

•

In 2018 and 2017, annuity mortality is based on the Ruark Variable Annuity Table, which is based on an industry study of variable annuity deaths. The table is further adjusted by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

•

In 2018 and 2017, annuity base lapse rates vary by product, policy year, and rider type, where the lapse rates range from 0.5% to 40% for GMDB, GMIB and GMWB. In 2018 the base lapse rates also varied by utilizer status. These rates are dynamically reduced for guarantees that are in-the-money. Beginning in 2012, rates are also dynamically increased for GMWBs that are out-of-the-money.

•	For variable annuities, the swap curve at December 31 is used for discounting in both years.

•	For variable annuities, mean return, volatility and correlation assumptions are determined by indices, which have met the calibration criteria prescribed in AG 43.

Account balances of variable contracts with guarantees were invested in various separate accounts with the following characteristics:

F-73

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

	December 31,
	2018	2017

	(in millions)
Type of Fund
Equity	$24,071	$28,880
Balanced	8,365	10,009
Bonds	5,615	6,381
Money Market	517	519

Total	$38,568	$45,789

Information regarding the separate accounts of the Company is as follows:

	December 31,
	2018			2017

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Premiums, deposits and other considerations	$-	$14,007	$14,007	$-	$14,395	$14,395

Reserves for accounts with assets at:
Fair value	544	123,076	123,620	627	139,896	140,523
Amortized cost	-	-	-	-	-	-

Total	$544	$123,076	$123,620	$627	$139,896	$140,523

F-74

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

	December 31,
	2018			2017

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$337	$1,385	$1,722	$400	$1,720	$2,120
At book value without fair value adjustments and with current surrender charge of 5% or more	-	1,329	1,329	-	1,494	1,494
At fair value	-	118,543	118,543	-	134,740	134,740
At book value without fair value adjustments and with current surrender charge of less than 5%	-	1,671	1,671	-	1,771	1,771

Subtotal	337	122,928	123,265	400	139,725	140,125
Not subject to discretionary withdrawal	207	148	355	227	171	398

Total	$544	$123,076	$123,620	$627	$139,896	$140,523

Amounts transferred to and from separate accounts are as follows:

	December 31,
	2018	2017	2016

	(in millions)
Transfers to separate accounts	$15,071	$17,679	$17,163
Transfers from separate accounts	22,687	26,385	22,744

Net transfers to (from) separate accounts	$(7,616)	$(8,706)	$(5,581)

F-75

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

15. Employee Benefit Plans

Retirement Plans: The Company participates in the John Hancock Pension Plan, a qualified defined benefit plan that covers substantially all of its employees. The Company also participates in the John Hancock Non-Qualified Pension Plan, a nonqualified defined benefit plan for employees whose qualified cash balance benefit is restricted by the Internal Revenue Code. Both plans are sponsored by MIC. The non-qualified defined benefit plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under this plan continue to be subject to the plan’s provisions.

The Company is jointly and severally liable for the funding requirements of the plans and will recognize its allocation, from MIC, of the required contributions to the plans as pension expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate payments into the trust for the qualified plan and payments to participants for the non-qualified plan. The expense for these plans was $26 million, $34 million, and $30 million in 2018, 2017 and 2016, respectively.

The Company participates in the John Hancock Supplemental Retirement Plan, a non-qualified defined contribution plan maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for this plan was not material for the years ended 2018, 2017 and 2016, respectively. The prior non-qualified defined contribution plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company also maintains a separate rabbi trust for the purpose of holding assets to be used to satisfy its obligations with respect to certain other non-qualified retirement plans of $308 million and $328 million at December 31, 2018 and 2017, respectively. In the event of insolvency of the Company, the rabbi trust assets can be used to satisfy claims of general creditors.

During the year, the Company implemented its North American voluntary early retirement program. The program will result in the voluntary separation of 229 employees in the U.S. by the end of 2019. A curtailment loss of $7 million resulting from the program was recorded by MIC in earnings during the 4th quarter of 2018. This loss represents the change in net defined benefit and retiree welfare liabilities due to employees separating sooner and with different post-retirement benefits than had previously been assumed. The Company will recognize its allocation of the curtailment loss in earnings as payments to participants are made.

401 (k) Plans: The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. Both plans are sponsored by JHUSA. Expense is primarily comprised of the amounts the Company contributes to the plans, which fully matches eligible participants’ basic pre-tax or Roth contributions, subject to a 4% per participant maximum. The expense for the defined contribution plans was not material for the years ended 2018, 2017 and 2016, respectively.

Deferred Compensation Plan: The Company maintains the Deferred Compensation Plan for Certain Employees of John Hancock, and the Deferred Compensation Plan of the John Hancock Financial Network, both of which are deferred compensation plans sponsored by MFC. These plans are for a select group of management or highly compensated employees and certain qualified agents. The plans are fully funded and accounts are maintained by a third-party administrator. Under these plans, participants have the flexibility and opportunity to invest their plan balances in mutual funds. The liability for these plans at December 31, 2018 and 2017 was $108 million and $112 million, respectively.

Prior to January 1, 2006, the Company offered the Legacy Deferred Compensation Plan for Certain Employees of John Hancock Life Insurance Company (USA), the legacy plan, which is closed to new participation and is unfunded. These are notional accounts and all liabilities have remained with the Company and are paid out of general account assets when a distribution is taken. The liability for this plan was not material as of December 31, 2018 and 2017 respectively.

Postretirement Benefit Plan: The Company participates in the John Hancock Employee Welfare Plan which is sponsored by MIC. Consistent with the pension plan, the Company is jointly and severally liable for the funding requirements of the plan and will recognize its allocation, from MIC, of the benefits earned by plan participants as postretirement benefits expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate the benefits earned; i.e., service cost, relating to participants employed by the Company. In addition, any difference between

F-76

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

15. Employee Benefit Plans - (continued)

actual cash paid for benefits to plan participants and benefits earned is recorded directly to unassigned surplus. The expense and charge to surplus for the John Hancock Employee Welfare Plan were not material for the years ended 2018, 2017 and 2016, respectively.

16. Lines of Credit, Consumer Notes and Affiliated Debt

Lines of Credit: At December 31, 2018, JHUSA and MIC share in a committed line of credit established by MFC totaling $1 billion, which was extended to 2023. MFC will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants, as long as any amount is owed to the lender under the agreement. At December 31, 2018, the Company had no outstanding borrowings under the agreement.

The Company had a committed line of credit agreement established by MLI totaling $1 billion. MLI committed, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants as long as any amount is owed to the lender under the agreement. The committed line of credit expired on March 18, 2018.

At December 31, 2018, the Company, MFC, and other MFC subsidiaries had a committed line of credit through a group of banks totaling $500 million pursuant to a multi-year facility, which will expire in 2021. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, MFC is required to maintain a certain minimum level of net worth, and MFC and the Company are required to comply with certain other covenants, which were met at December 31, 2018. At December 31, 2018, MFC and its subsidiaries, including the Company, had no outstanding borrowings under the agreement.

At December 31, 2018, the Company had a line of credit agreement established with JHS LLC totaling up to $120 million, which will expire February 15, 2022. Under the agreement, the Company may loan funds, when requested, at prevailing interest rates as determined in accordance with the line of credit agreement. At December 31, 2018, the Company had $115 million outstanding borrowings under the agreement with a fair value of $115 million. This loan replaced a senior note receivable for $30 million issued by JHS LLC during 2016, and additional advances of $25 million on February 15, 2017 and $60 million on May 21, 2018. Interest on the loan is calculated at a fluctuating rate equal to the 360 day-year for the actual number of days elapsed and is payable annually. The combined interest income on the loans was $3 million and $1 million for the year ended December 31, 2018 and 2017.

Effective April 17, 2018, the Company entered into a committed line of credit agreement with John Hancock Funding Company LLC, (“JHFLLC”), a wholly-owned subsidiary of JHS LLC, totaling up to $400 million which will expire April 27, 2023. Under the agreement, the Company may loan funds, when requested, at prevailing interest rates as determined in accordance with the line of credit agreement. Interest on the loan is calculated at a fluctuating rate equal to the 360 day-year for the actual number of days elapsed and is payable quarterly. At December 31, 2018, the Company had no outstanding borrowings under the agreement.

Consumer Notes: The Company issued consumer notes through its SignatureNotes Program. SignatureNotes may be redeemed upon the death of the holder, subject to an annual overall program redemption limitation of 1% of the aggregate securities outstanding, or $1 million, or an individual redemption limitation of $200,000 of aggregate principal. SignatureNotes have a variety of issue dates, maturities, interest rates and call provisions. The notes payable balance as of December 31, 2018 and 2017 was $154 million and $197 million, respectively. Interest ranging from 4.9% to 6.0%. The notes are due in varying amounts to 2032.

Aggregate maturities of consumer notes are as follows: 2019-$16 million; 2020-$0 million; 2021-$0 million; 2022-$13 million; 2023-$33 million; and thereafter $92 million.

Interest expense on consumer notes, included in benefits to policyholders, was $10 million, $11 million, and $12 million in 2018, 2017 and 2016, respectively. Interest paid amounted to $8 million, $11 million, and $11 million in 2018, 2017 and 2016, respectively.

F-77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

Affiliated Debt: Pursuant to a demand note receivable dated September 30, 2008, the Company had $295 million outstanding with MIC. The note, which was to have matured on March 31, 2013, was extended to March 31, 2018. This note was reported as a nonadmitted asset at December 31, 2016 since the counterparty is the parent entity of the Company; however, this note continued to accrue interest throughout the duration of the contract as per the terms of the note. Prior to March 31, 2013, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 83 basis points per annum. Following the extension, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 180 basis points per annum. Interest income was $0 million, $7 million, and $7 million for the years ended December 31, 2018, 2017 and 2016, respectively. The demand note receivable was fully repaid on September 30, 2017.

Pursuant to a promissory note dated June 28, 2012, the Company borrowed $153 million from Manulife Finance Switzerland AG (“MFSA”). Interest on the loan was calculated at a fluctuating rate equal to 3-month LIBOR plus 90 basis points per annum and was payable quarterly. In addition, the Company renewed two previously outstanding promissory notes to MFSA with an outstanding balance of $7 million and combined these notes with the new note issued on June 28, 2012, thus bringing the total principal balance due to $160 million. On June 3, 2015, the maturity date was extended for a period of one year to June 28, 2016. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2015. On May 31, 2016, the maturity date was extended for a period of one year to June 28, 2017. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2016. On May 22, 2017, the maturity date was extended for a period of one year to June 28, 2018. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2017. Interest expense was $0 million, $3 million, and $3 million for the years ended December 31, 2018, 2017 and 2016, respectively. The promissory note was fully repaid as of December 31, 2017.

Pursuant to a senior note receivable dated December 9, 2014, the Company had $40 million outstanding with JHS LLC as of December 31, 2016. During 2017, JHS LLC repaid $15 million of the outstanding loan bringing the outstanding principal balance to $25 million with a fair value of $25 million as of December 31, 2017. During 2018, JHS LLC repaid $15 million of the outstanding loan bringing the outstanding principal balance to $10 million with a fair value of $10 million as of December 31, 2018. The note matures on December 9, 2019. Interest on the loan is calculated at a fluctuating rate equal to the 3-month LIBOR rate plus 180 basis points per annum and is payable quarterly. Interest income was $1 million, $1 million, and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

FHLB (Federal Home Loan Bank) Agreements: The Company is a member of the Federal Home Loan Bank of Indianapolis (FHLBI). The Company uses advances from the FHLBI as a part of its liquidity management program, and any funds obtained for this purpose would be accounted for as borrowed money.

F-78

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

The following table indicates the aggregate amount of the FHLBI capital stock held related to the agreement:

	December 31, 2018
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock - Class A	$-	$-	$-
(b) Membership stock - Class B	19	19	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$19	$19	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$430

	December 31, 2017
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock - Class A	$-	$-	$-
(b) Membership stock - Class B	19	19	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$19	$19	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$421

FHLBI membership stock of $0 million and $0 million was classified as not eligible for redemption for the years ended December 31, 2018 and 2017, respectively.

The following table indicates the collateral pledged to the FHLBI at the end of the year:

December 31, 2018
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

December 31, 2017
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

The following table indicates the maximum collateral pledged to the FHLBI during the year:

F-79

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

December 31, 2018
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$-	$-	$-

December 31, 2017
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$803	$755	$400
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$803	$755	$400

The following table represents the aggregate amount of borrowing from FHLBI:

December 31, 2018
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	$-
(b) Funding agreements	-	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

December 31, 2017
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	$-
(b) Funding agreements	-	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

The maximum amount of aggregate borrowings from FHLBI during 2018 was $0 million. The Company is not subject to any prepayment obligations under current borrowing agreements.

17. Closed Block

The Company operates a closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The JHUSA closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999.

F-80

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

17. Closed Block - (continued)

Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues.

Assets allocated to the closed block inure solely to the benefit of policyholders included in the closed block and will not revert to the benefit of the shareholders of the Company. In addition, if the assets allocated to the closed block and the revenues from the closed block business prove to be insufficient to pay the benefits guaranteed in the closed block, the Company will be required to make payments from its general funds in an amount equal to the shortfall.

If, over time, the aggregate performance of the assets and policies of a closed block is better than was assumed in funding that closed block, dividends to policyholders for that closed block will be increased. If, over time, the aggregate performance of the assets and policies of a closed block is less favorable than was assumed in funding that closed block, dividends to policyholders for that closed block will be reduced.

No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without prior notification to or approval of the Insurance Department.

The excess of the closed block liabilities over the closed block assets represents the expected future post-tax contribution from the closed block which may be recognized in income over the period the policies and contracts in the closed block remain in force.

The following table sets forth certain summarized financial information relating to the JHUSA closed block.

	JHUSA
	2018	2017

	(in millions)
Assets:
Bonds	$2,222	$2,744
Stocks:
Preferred stocks	-	-
Common stocks	-	-
Mortgage loans on real estate	327	247
Real estate	661	704
Cash, cash equivalents and short-term investments	332	4
Policy loans	1,734	1,694
Other invested assets	407	248

Total cash and invested assets	5,683	5,641
Investment income due and accrued	110	102
Premiums due	4	5
Net deferred tax asset	32	73
Other closed block assets	372	46

Total closed block assets	$6,201	$5,867

Obligations:
Policy reserves	5,407	5,515
Policyholders’ and beneficiaries’ funds	58	60
Dividends payable to policyholders	304	322
Policy benefits in process of payment	61	71
Other policy obligations	6	1
Other closed block obligations	663	500

Total closed block obligations	$6,499	$6,469

F-81

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

18. Subsequent Events

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2018 financial statements through April 3, 2019, the date the financial statements were issued.

The Company has a number of reinsurance agreements with Scottish Re (U.S.), Inc. (“SRUS”). On March 6, 2019, SRUS was declared impaired and placed into rehabilitation by the Delaware Chancery Court with the anticipation that a Plan of Rehabilitation that addresses and removes the causes of SRUS’s impairment be submitted to the Receiver and the Court for approval. In the event a Plan of Rehabilitation is not submitted and approved, the rehabilitation proceedings could convert into liquidation proceedings. As of December 31, 2018, the Company recorded a reserve credit and a reinsurance receivable of approximately $209 million and $33 million, respectively, related to the various agreements with SRUS.

F-82

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.) Separate Account N

December 31, 2018

John Hancock Life Insurance Company (U.S.A.) Separate Account N

Audited Financial Statements

December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of

John Hancock Life Insurance Company (U.S.A.) Separate Account N

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account N (the “Separate Account”), as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the two years then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018 and the results of its operations and changes in contract owners’ equity for the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies, or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1987.

Boston, Massachusetts

April 3, 2019

3

Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account N

500 Index Fund Series NAV	M Large Cap Growth
Active Bond Trust Series I
Active Bond Trust Series NAV	Managed Volatility Aggressive Portfolio Series I
American Asset Allocation Trust Series I	Managed Volatility Aggressive Portfolio Series NAV
American Global Growth Trust Series I	Managed Volatility Balanced Portfolio Series I
American Growth Trust Series I	Managed Volatility Balanced Portfolio Series NAV
American Growth-Income Trust Series I	Managed Volatility Conservative Portfolio Series I
American International Trust Series I	Managed Volatility Conservative Portfolio Series NAV
Blue Chip Growth Trust Series I	Managed Volatility Growth Portfolio Series I
Blue Chip Growth Trust Series NAV	Managed Volatility Growth Portfolio Series NAV
Capital Appreciation Trust Series I	Managed Volatility Moderate Portfolio Series I
Capital Appreciation Trust Series NAV	Managed Volatility Moderate Portfolio Series NAV
Capital Appreciation Value Trust Series I	Mid Cap Index Trust Series I
Capital Appreciation Value Trust Series NAV	Mid Cap Index Trust Series NAV
Core Bond Trust Series I	Mid Cap Stock Trust Series I
Core Bond Trust Series NAV	Mid Cap Stock Trust Series NAV
Emerging Markets Value Trust Series I	Mid Value Trust Series I
Emerging Markets Value Trust Series NAV	Mid Value Trust Series NAV
Equity Income Trust Series I	Money Market Trust Series I
Equity Income Trust Series NAV	Money-Market Trust Series NAV
Financial Industries Trust Series I	PIMCO All Asset
Financial Industries Trust Series NAV	Real Estate Securities Trust Series I
Fundamental All Cap Core Trust Series I	Real Estate Securities Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Science & Technology Trust Series I
Fundamental Large Cap Value Trust Series I	Science & Technology Trust Series NAV
Fundamental Large Cap Value Trust Series NAV	Select Bond Trust Series I
Global Bond Trust Series I	Select Bond Trust Series NAV
Global Bond Trust Series NAV	Short Term Government Income Trust Series I
Global Trust Series I	Short Term Government Income Trust Series NAV
Global Trust Series NAV	Small Cap Index Trust Series I
Health Sciences Trust Series I	Small Cap Index Trust Series NAV
Health Sciences Trust Series NAV	Small Cap Opportunities Trust Series I
High Yield Trust Series I	Small Cap Opportunities Trust Series NAV
High Yield Trust Series NAV	Small Cap Stock Trust Series I
International Equity Index Series I	Small Cap Stock Trust Series NAV
International Equity Index Series NAV	Small Cap Value Trust Series I
International Growth Stock Trust Series I	Small Cap Value Trust Series NAV
International Growth Stock Trust Series NAV	Small Company Value Trust Series I
International Small Company Trust Series I	Small Company Value Trust Series NAV
International Small Company Trust Series NAV	Strategic Income Opportunities Trust Series I

4

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account N

International Value Trust Series I	Strategic Income Opportunities Trust Series NAV
International Value Trust Series NAV	Total Bond Market Series Trust NAV
Investment Quality Bond Trust Series I	Total Stock Market Index Trust Series I
Investment Quality Bond Trust Series NAV	Total Stock Market Index Trust Series NAV
Lifestyle Balanced Portfolio Series NAV	Ultra Short Term Bond Trust Series I
Lifestyle Growth Portfolio Series I	Ultra Short Term Bond Trust Series NAV
Lifestyle Growth Portfolio Series NAV	Utilities Trust Series I
M Capital Appreciation	Utilities Trust Series NAV

5

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	500 Index Fund Series NAV	Active Bond Trust Series I	Active Bond Trust Series NAV	American Asset Allocation Trust Series I	American Global Growth Trust Series I	American Growth Trust Series I
Total Assets
Investments at fair value	$77,745,432	$675,151	$1,356,670	$10,660,598	$727,984	$12,294,236

Units outstanding	1,733,291	30,449	17,492	604,317	39,140	380,816
Unit value	$44.85	$22.17	$77.56	$17.64	$18.60	$32.28

Shares	2,608,907	73,306	147,144	900,388	53,215	742,854
Cost	$73,009,276	$710,765	$1,411,055	$11,718,233	$851,324	$14,509,362

See accompanying notes.

6

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	American Growth-Income Trust Series I	American International Trust Series I	Blue Chip Growth Trust Series I	Blue Chip Growth Trust Series NAV	Capital Appreciation Trust Series I	Capital Appreciation Trust Series NAV
Total Assets
Investments at fair value	$9,361,341	$6,117,851	$9,433,755	$60,593,751	$7,388,114	$2,100,347

Units outstanding	279,840	268,373	137,342	317,840	213,043	57,726
Unit value	$33.45	$22.80	$68.69	$190.64	$34.68	$36.38

Shares	622,844	346,228	304,708	1,956,531	611,093	173,439
Cost	$10,478,342	$7,057,468	$9,575,792	$71,156,648	$8,380,168	$2,298,585

See accompanying notes.

7

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Capital Appreciation Value Trust Series I	Capital Appreciation Value Trust Series NAV	Core Bond Trust Series I	Core Bond Trust Series NAV	Emerging Markets Value Trust Series I	Emerging Markets Value Trust Series NAV
Total Assets
Investments at fair value	$1,051,215	$2,416,048	$7,854,654	$27,181,865	$1,904,461	$3,758,913

Units outstanding	47,729	104,608	382,086	1,575,653	126,708	302,479
Unit value	$22.02	$23.10	$20.56	$17.25	$15.03	$12.43

Shares	96,265	221,859	619,452	2,153,872	213,266	421,403
Cost	$1,142,022	$2,590,758	$8,156,537	$28,375,006	$2,190,380	$4,079,110

See accompanying notes.

8

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Equity Income Trust Series I	Equity Income Trust Series NAV	Financial Industries Trust Series I	Financial Industries Trust Series NAV	Fundamental All Cap Core Trust Series I	Fundamental All Cap Core Trust Series NAV
Total Assets
Investments at fair value	$6,780,184	$38,345,877	$611,881	$346,689	$192,735	$2,369,825

Units outstanding	141,225	714,628	24,878	10,602	4,466	87,406
Unit value	$48.01	$53.66	$24.60	$32.70	$43.16	$27.11

Shares	496,717	2,823,702	51,419	29,183	9,813	120,052
Cost	$8,354,628	$48,210,461	$715,885	$406,086	$225,965	$2,751,675

See accompanying notes.

9

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Fundamental Large Cap Value Trust Series I	Fundamental Large Cap Value Trust Series NAV	Global Bond Trust Series I	Global Bond Trust Series NAV	Global Trust Series I	Global Trust Series NAV
Total Assets
Investments at fair value	$2,841,607	$6,469,451	$1,065,007	$9,226,750	$1,514,984	$2,357,563

Units outstanding	100,819	304,694	36,145	281,707	52,210	130,924
Unit value	$28.19	$21.23	$29.46	$32.75	$29.02	$18.01

Shares	162,285	369,472	86,305	750,142	82,471	128,478
Cost	$2,871,981	$6,644,464	$1,082,386	$9,506,139	$1,709,159	$2,539,265

See accompanying notes.

10

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Health Sciences Trust Series I	Health Sciences Trust Series NAV	High Yield Trust Series I	High Yield Trust Series NAV	International Equity Index Series I	International Equity Index Series NAV
Total Assets
Investments at fair value	$5,103,601	$5,691,173	$2,522,828	$2,011,077	$7,382,903	$15,197,146

Units outstanding	61,069	81,539	78,312	85,515	607,637	310,723
Unit value	$83.57	$69.80	$32.22	$23.52	$12.15	$48.91

Shares	223,157	244,992	520,171	421,609	478,167	984,909
Cost	$6,110,940	$6,222,623	$2,788,558	$2,138,007	$7,476,177	$16,360,793

See accompanying notes.

11

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	International Growth Stock Trust Series I	International Growth Stock Trust Series NAV	International Small Company Trust Series I	International Small Company Trust Series NAV	International Value Trust Series I	International Value Trust Series NAV
Total Assets
Investments at fair value	$918,798	$9,222,960	$435,351	$1,216,040	$4,299,242	$5,191,538

Units outstanding	74,542	736,222	28,135	73,902	187,925	325,673
Unit value	$12.33	$12.53	$15.47	$16.45	$22.88	$15.94

Shares	60,727	609,581	34,689	96,818	363,112	441,833
Cost	$1,016,337	$10,554,041	$484,545	$1,338,155	$4,590,952	$5,577,263

See accompanying notes.

12

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Investment Quality Bond Trust Series I	Investment Quality Bond Trust Series NAV	Lifestyle Balanced Portfolio Series NAV	Lifestyle Growth Portfolio Series I	Lifestyle Growth Portfolio Series NAV	M Capital Appreciation
Total Assets
Investments at fair value	$4,278,827	$727,413	$6,777	$107,518	$2,501,052	$266,230

Units outstanding	129,783	42,284	554	9,806	197,788	2,708
Unit value	$32.97	$17.20	$12.23	$10.96	$12.65	$98.31

Shares	400,640	68,302	493	7,235	168,421	12,594
Cost	$4,541,427	$755,867	$7,186	$117,663	$2,736,347	$365,139

See accompanying notes.

13

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	M Large Cap Growth	Managed Volatility Aggressive Portfolio Series I	Managed Volatility Aggressive Portfolio Series NAV	Managed Volatility Balanced Portfolio Series I	Managed Volatility Balanced Portfolio Series NAV	Managed Volatility Conservative Portfolio Series I
Total Assets
Investments at fair value	$9	$1,163,145	$4,346,674	$3,320,519	$15,599,695	$1,248,540

Units outstanding	—	39,564	215,205	97,349	796,399	37,037
Unit value	$0.00	$29.40	$20.20	$34.11	$19.59	$33.71

Shares	—	116,664	435,539	295,683	1,385,408	117,676
Cost	$11	$1,203,392	$4,610,627	$3,727,143	$18,005,868	$1,337,078

See accompanying notes.

14

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Managed Volatility Conservative Portfolio Series NAV	Managed Volatility Growth Portfolio Series I	Managed Volatility Growth Portfolio Series NAV	Managed Volatility Moderate Portfolio Series I	Managed Volatility Moderate Portfolio Series NAV	Mid Cap Index Trust Series I
Total Assets
Investments at fair value	$5,693,587	$2,776,648	$20,003,515	$2,090,781	$6,363,505	$7,927,350

Units outstanding	314,017	85,836	1,014,085	58,445	327,981	171,433
Unit value	$18.13	$32.35	$19.73	$35.77	$19.40	$46.24

Shares	535,615	227,594	1,638,290	192,877	586,498	420,996
Cost	$6,111,498	$3,082,809	$22,634,627	$2,363,256	$7,345,107	$9,079,230

See accompanying notes.

15

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Mid Cap Index Trust Series NAV	Mid Cap Stock Trust Series I	Mid Cap Stock Trust Series NAV	Mid Value Trust Series I	Mid Value Trust Series NAV	Money Market Trust Series I
Total Assets
Investments at fair value	$12,527,176	$3,611,075	$6,197,924	$2,991,029	$8,720,369	$18,871,731

Units outstanding	377,811	87,718	64,035	99,663	183,104	904,658
Unit value	$33.16	$41.17	$96.79	$30.01	$47.63	$20.86

Shares	665,631	228,694	387,370	315,842	925,729	18,871,731
Cost	$14,416,373	$3,569,593	$7,046,831	$3,577,473	$10,416,227	$18,871,731

See accompanying notes.

16

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Money-Market Trust Series NAV	PIMCO All Asset	Real Estate Securities Trust Series I	Real Estate Securities Trust Series NAV	Science & Technology Trust Series I	Science & Technology Trust Series NAV
Total Assets
Investments at fair value	$64,149,392	$4,941,941	$7,802,619	$11,529,146	$7,891,672	$7,253,706

Units outstanding	6,269,924	266,790	44,393	73,556	160,836	166,136
Unit value	$10.23	$18.52	$175.76	$156.74	$49.07	$43.66

Shares	64,149,392	488,334	416,807	619,513	305,879	277,920
Cost	$64,149,392	$5,162,143	$5,667,123	$11,760,630	$7,668,410	$8,658,903

See accompanying notes.

17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Select Bond Trust Series I (a)	Select Bond Trust Series NAV (b)	Short Term Government Income Trust Series I	Short Term Government Income Trust Series NAV	Small Cap Index Trust Series I	Small Cap Index Trust Series NAV
Total Assets
Investments at fair value	$6,213,553	$1,187,865	$1,589,481	$5,322,712	$5,473,398	$8,878,011

Units outstanding	537,193	99,532	152,384	485,904	155,055	291,837
Unit value	$11.57	$11.93	$10.43	$10.95	$35.30	$30.42

Shares	478,334	91,515	133,907	448,417	409,685	663,529
Cost	$6,534,996	$1,230,862	$1,641,147	$5,375,254	$6,080,231	$10,693,521

(a)	Renamed on April 30, 2018. Previously known as Bond Trust Series I.
(b)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

See accompanying notes.

18

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Small Cap Opportunities Trust Series I	Small Cap Opportunities Trust Series NAV	Small Cap Stock Trust Series I (c)	Small Cap Stock Trust Series NAV (d)	Small Cap Value Trust Series I	Small Cap Value Trust Series NAV
Total Assets
Investments at fair value	$11,455,762	$330,876	$1,176,018	$1,742,293	$635,814	$6,365,599

Units outstanding	294,387	15,670	40,024	47,456	24,550	83,621
Unit value	$38.91	$21.12	$29.38	$36.71	$25.90	$76.12

Shares	512,104	14,884	129,517	189,586	40,757	409,627
Cost	$15,056,119	$437,812	$1,233,001	$1,918,418	$837,326	$8,055,820

(c)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series I.
(d)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

See accompanying notes.

19

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Small Company Value Trust Series I	Small Company Value Trust Series NAV	Strategic Income Opportunities Trust Series I	Strategic Income Opportunities Trust Series NAV	Total Bond Market Series Trust NAV	Total Stock Market Index Trust Series I
Total Assets
Investments at fair value	$2,145,775	$1,061,586	$2,315,714	$4,978,390	$19,993,099	$6,265,365

Units outstanding	55,895	38,304	87,920	243,138	798,955	219,468
Unit value	$38.39	$27.71	$26.34	$20.48	$25.02	$28.55

Shares	129,108	64,067	184,814	398,590	2,038,033	309,860
Cost	$2,610,263	$1,310,849	$2,499,260	$5,364,988	$20,222,896	$6,008,566

See accompanying notes.

20

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Total Stock Market Index Trust Series NAV	Ultra Short Term Bond Trust Series I	Ultra Short Term Bond Trust Series NAV	Utilities Trust Series I	Utilities Trust Series NAV
Total Assets
Investments at fair value	$5,908,847	$2,708	$697,628	$894,138	$1,920,736

Units outstanding	58,253	274	67,356	23,514	58,414
Unit value	$101.43	$9.88	$10.36	$38.03	$32.88

Shares	292,372	238	61,303	64,887	139,588
Cost	$6,550,065	$2,832	$707,743	$886,032	$1,913,635

See accompanying notes.

21

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series I		Active Bond Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$1,257,614	$1,504,042	$22,112	$26,383	$42,287	$35,330
Expenses:
Mortality and expense risk and administrative charges	(127,970)	(119,621)	(3,508)	(3,543)	—	—

Net investment income (loss)	1,129,644	1,384,421	18,604	22,840	42,287	35,330

Realized gains (losses) on investments:
Capital gain distributions received	1,442,034	1,079,249	(6)	(6)	—	—
Net realized gain (loss)	4,460,630	4,520,161	(8,772)	(7,299)	(6,454)	(1,318)

Realized gains (losses)	5,902,664	5,599,410	(8,778)	(7,305)	(6,454)	(1,318)

Unrealized appreciation (depreciation) during the period	(10,980,471)	9,900,241	(18,932)	8,771	(38,009)	4,599

Net increase (decrease) in net assets from operations	(3,948,163)	16,884,072	(9,106)	24,306	(2,176)	38,611

Changes from principal transactions:
Purchase payments	1,810,886	1,609,611	101,081	93,630	199,687	118,331
Transfers between sub-accounts and the company	(1,731,271)	(5,437,492)	205	229,777	117,468	427,109
Transfers on general account policy loans	(13,995)	(54,678)	(2,002)	(204)	—	—
Withdrawals	(5,879,141)	(4,482,699)	92	(63)	(122)	(15,439)
Annual contract fee	(1,893,246)	(1,918,288)	(178,586)	(170,361)	(26,107)	(18,597)

Net increase (decrease) in net assets from principal transactions	(7,706,767)	(10,283,546)	(79,210)	152,779	290,926	511,404

Total increase (decrease) in net assets	(11,654,930)	6,600,526	(88,316)	177,085	288,750	550,015
Net assets at beginning of period	89,400,362	82,799,836	763,467	586,382	1,067,920	517,905

Net assets at end of period	$77,745,432	$89,400,362	$675,151	$763,467	$1,356,670	$1,067,920

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,887,547	2,089,276	34,088	27,608	13,693	6,966
Units issued	239,716	332,880	5,513	15,040	4,970	7,276
Units redeemed	(393,972)	(534,609)	(9,152)	(8,560)	(1,171)	(549)

Units, end of period	1,733,291	1,887,547	30,449	34,088	17,492	13,693

See accompanying notes.

22

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Asset Allocation Trust Series I		American Global Growth Trust Series I		American Growth Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$188,246	$136,200	$5,776	$1,529	$53,735	$54,866
Expenses:
Mortality and expense risk and administrative charges	(49,555)	(49,378)	(158)	(345)	(10,729)	(10,047)

Net investment income (loss)	138,691	86,822	5,618	1,184	43,006	44,819

Realized gains (losses) on investments:
Capital gain distributions received	1,302,055	723,443	53,488	52,097	2,949,997	2,179,527
Net realized gain (loss)	311,642	396,443	(1,749)	(39,068)	(557,508)	(291,425)

Realized gains (losses)	1,613,697	1,119,886	51,739	13,029	2,392,489	1,888,102

Unrealized appreciation (depreciation) during the period	(2,350,943)	306,957	(150,596)	87,540	(2,515,436)	1,671,259

Net increase (decrease) in net assets from operations	(598,555)	1,513,665	(93,239)	101,753	(79,941)	3,604,180

Changes from principal transactions:
Purchase payments	898,117	794,148	124,713	89,535	417,574	410,408
Transfers between sub-accounts and the company	(76,167)	2,219,563	208,301	446	(2,797,204)	209,428
Transfers on general account policy loans	24,151	3,604	(3,342)	1,911	(10,876)	68,951
Withdrawals	(395,614)	(898,011)	(127,938)	31,984	(180,872)	(2,697,910)
Annual contract fee	(919,617)	(909,668)	(40,242)	(35,094)	(311,638)	(297,884)

Net increase (decrease) in net assets from principal transactions	(469,130)	1,209,636	161,492	88,782	(2,883,016)	(2,307,007)

Total increase (decrease) in net assets	(1,067,685)	2,723,301	68,253	190,535	(2,962,957)	1,297,173
Net assets at beginning of period	11,728,283	9,004,982	659,731	469,196	15,257,193	13,960,020

Net assets at end of period	$10,660,598	$11,728,283	$727,984	$659,731	$12,294,236	$15,257,193

	2018	2017	2018	2017	2018	2017
Units, beginning of period	630,470	563,452	32,161	30,020	471,529	536,522
Units issued	58,586	171,860	30,441	346,601	108,325	315,568
Units redeemed	(84,739)	(104,842)	(23,462)	(344,460)	(199,038)	(380,561)

Units, end of period	604,317	630,470	39,140	32,161	380,816	471,529

See accompanying notes.

23

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Growth-Income Trust Series I		American International Trust Series I		Blue Chip Growth Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$146,244	$135,241	$190,885	$66,736	$2,476	$6,372
Expenses:
Mortality and expense risk and administrative charges	(47,747)	(45,722)	(8,185)	(8,552)	(41,522)	(35,454)

Net investment income (loss)	98,497	89,519	182,700	58,184	(39,046)	(29,082)

Realized gains (losses) on investments:
Capital gain distributions received	1,643,194	2,077,455	303,689	802,984	1,403,338	592,409
Net realized gain (loss)	(311,123)	133,740	111,742	1,735,045	146,976	(34,611)

Realized gains (losses)	1,332,071	2,211,195	415,431	2,538,029	1,550,314	557,798

Unrealized appreciation (depreciation) during the period	(1,512,963)	230,086	(1,646,879)	1,070,601	(1,353,727)	2,077,243

Net increase (decrease) in net assets from operations	(82,395)	2,530,800	(1,048,748)	3,666,814	157,541	2,605,959

Changes from principal transactions:
Purchase payments	487,510	675,290	453,016	360,610	80,416	87,239
Transfers between sub-accounts and the company	(3,256,940)	(638,306)	(897,655)	(8,371,616)	188,688	145,267
Transfers on general account policy loans	33,240	(12,552)	(10,468)	45,275	(8,078)	29,191
Withdrawals	(553,503)	(1,892,325)	(94,553)	(2,353,956)	(136,515)	(668,263)
Annual contract fee	(667,982)	(676,587)	(271,829)	(296,989)	(412,151)	(359,870)

Net increase (decrease) in net assets from principal transactions	(3,957,675)	(2,544,480)	(821,489)	(10,616,676)	(287,640)	(766,436)

Total increase (decrease) in net assets	(4,040,070)	(13,680)	(1,870,237)	(6,949,862)	(130,099)	1,839,523
Net assets at beginning of period	13,401,411	13,415,091	7,988,088	14,937,950	9,563,854	7,724,331

Net assets at end of period	$9,361,341	$13,401,411	$6,117,851	$7,988,088	$9,433,755	$9,563,854

	2018	2017	2018	2017	2018	2017
Units, beginning of period	414,194	486,038	306,451	776,080	141,623	153,004
Units issued	53,746	28,459	86,790	212,017	11,398	20,795
Units redeemed	(188,100)	(100,303)	(124,868)	(681,646)	(15,679)	(32,176)

Units, end of period	279,840	414,194	268,373	306,451	137,342	141,623

See accompanying notes.

24

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Blue Chip Growth Trust Series NAV		Capital Appreciation Trust Series I		Capital Appreciation Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$24,374	$68,648	$22,419	$4,790	$8,083	$1,994
Expenses:
Mortality and expense risk and administrative charges	—	—	(31,960)	(28,668)	—	—

Net investment income (loss)	24,374	68,648	(9,541)	(23,878)	8,083	1,994

Realized gains (losses) on investments:
Capital gain distributions received	5,689,902	4,065,571	1,452,085	636,200	363,654	159,436
Net realized gain (loss)	13,989,750	729,906	110,835	(163,701)	(20,410)	(81,609)

Realized gains (losses)	19,679,652	4,795,477	1,562,920	472,499	343,244	77,827

Unrealized appreciation (depreciation) during the period	(17,284,882)	13,836,624	(1,531,168)	1,892,510	(368,302)	502,366

Net increase (decrease) in net assets from operations	2,419,144	18,700,749	22,211	2,341,131	(16,975)	582,187

Changes from principal transactions:
Purchase payments	421,609	307,176	35,767	29,192	74,286	88,456
Transfers between sub-accounts and the company	(6,194,749)	(3,808,107)	(674,999)	(325,652)	237,452	(292,295)
Transfers on general account policy loans	41,229	(3,790)	471	(79)	14,566	9,800
Withdrawals	(3,767,725)	(267,352)	(355,948)	(359,353)	(98,358)	(48,791)
Annual contract fee	(654,942)	(631,923)	(205,620)	(177,415)	(56,159)	(60,340)

Net increase (decrease) in net assets from principal transactions	(10,154,578)	(4,403,996)	(1,200,329)	(833,307)	171,787	(303,170)

Total increase (decrease) in net assets	(7,735,434)	14,296,753	(1,178,118)	1,507,824	154,812	279,017
Net assets at beginning of period	68,329,185	54,032,432	8,566,232	7,058,408	1,945,535	1,666,518

Net assets at end of period	$60,593,751	$68,329,185	$7,388,114	$8,566,232	$2,100,347	$1,945,535

	2018	2017	2018	2017	2018	2017
Units, beginning of period	365,708	394,278	244,298	274,009	53,085	62,077
Units issued	279,107	43,478	17,985	16,716	13,588	7,453
Units redeemed	(326,975)	(72,048)	(49,240)	(46,427)	(8,947)	(16,445)

Units, end of period	317,840	365,708	213,043	244,298	57,726	53,085

See accompanying notes.

25

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Value Trust Series I		Capital Appreciation Value Trust Series NAV		Core Bond Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$23,665	$15,560	$55,296	$33,825	$187,242	$163,357
Expenses:
Mortality and expense risk and administrative charges	(4,581)	(3,325)	—	—	(23,039)	(25,856)

Net investment income (loss)	19,084	12,235	55,296	33,825	164,203	137,501

Realized gains (losses) on investments:
Capital gain distributions received	84,697	46,325	183,241	106,942	—	99,340
Net realized gain (loss)	(215)	(4,227)	(14,722)	(9,591)	(81,431)	(15,944)

Realized gains (losses)	84,482	42,098	168,519	97,351	(81,431)	83,396

Unrealized appreciation (depreciation) during the period	(98,954)	50,615	(214,230)	174,137	(140,387)	34,200

Net increase (decrease) in net assets from operations	4,612	104,948	9,585	305,313	(57,615)	255,097

Changes from principal transactions:
Purchase payments	2,204	2,466	50,604	26,665	109,837	107,359
Transfers between sub-accounts and the company	(86,097)	740,892	58,429	295,836	648,071	(695,830)
Transfers on general account policy loans	—	15,718	(241)	(669)	501	3,289
Withdrawals	(1)	(19,585)	1,128	(118,855)	(232,627)	(1,497,371)
Annual contract fee	(23,430)	(20,111)	(59,731)	(52,096)	(259,198)	(270,430)

Net increase (decrease) in net assets from principal transactions	(107,324)	719,380	50,189	150,881	266,584	(2,352,983)

Total increase (decrease) in net assets	(102,712)	824,328	59,774	456,194	208,969	(2,097,886)
Net assets at beginning of period	1,153,927	329,599	2,356,274	1,900,080	7,645,685	9,743,571

Net assets at end of period	$1,051,215	$1,153,927	$2,416,048	$2,356,274	$7,854,654	$7,645,685

	2018	2017	2018	2017	2018	2017
Units, beginning of period	52,325	17,505	102,475	95,143	368,867	484,218
Units issued	281	38,058	22,395	16,685	173,587	26,911
Units redeemed	(4,877)	(3,238)	(20,262)	(9,353)	(160,368)	(142,262)

Units, end of period	47,729	52,325	104,608	102,475	382,086	368,867

See accompanying notes.

26

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Core Bond Trust Series NAV		Emerging Markets Value Trust Series I		Emerging Markets Value Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$662,462	$557,434	$54,149	$18,197	$107,004	$52,002
Expenses:
Mortality and expense risk and administrative charges	—	—	(4,670)	(1,226)	—	—

Net investment income (loss)	662,462	557,434	49,479	16,971	107,004	52,002

Realized gains (losses) on investments:
Capital gain distributions received	—	323,348	—	—	—	—
Net realized gain (loss)	(219,939)	(28,076)	12,513	73	41,776	3,585

Realized gains (losses)	(219,939)	295,272	12,513	73	41,776	3,585

Unrealized appreciation (depreciation) during the period	(544,158)	(40,622)	(351,219)	78,657	(702,742)	504,490

Net increase (decrease) in net assets from operations	(101,635)	812,084	(289,227)	95,701	(553,962)	560,077

Changes from principal transactions:
Purchase payments	225,676	317,465	3,087	1,984	306,582	223,186
Transfers between sub-accounts and the company	2,577,079	3,980,400	230,385	1,823,261	387,733	2,070,330
Transfers on general account policy loans	(16,857)	(1,448)	—	—	1,517	3,911
Withdrawals	(855,940)	(358,148)	(13,039)	—	(336,280)	(45,579)
Annual contract fee	(319,012)	(365,043)	(13,749)	(6,088)	(132,992)	(93,967)

Net increase (decrease) in net assets from principal transactions	1,610,946	3,573,226	206,684	1,819,157	226,560	2,157,881

Total increase (decrease) in net assets	1,509,311	4,385,310	(82,543)	1,914,858	(327,402)	2,717,958
Net assets at beginning of period	25,672,554	21,287,244	1,987,004	72,146	4,086,315	1,368,357

Net assets at end of period	$27,181,865	$25,672,554	$1,904,461	$1,987,004	$3,758,913	$4,086,315

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,480,100	1,269,890	114,038	5,694	284,502	126,400
Units issued	348,993	344,222	21,803	108,708	85,938	319,459
Units redeemed	(253,440)	(134,012)	(9,133)	(364)	(67,961)	(161,357)

Units, end of period	1,575,653	1,480,100	126,708	114,038	302,479	284,502

See accompanying notes.

27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Equity Income Trust Series I		Equity Income Trust Series NAV		Financial Industries Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$144,313	$184,168	$962,526	$1,035,076	$9,452	$9,337
Expenses:
Mortality and expense risk and administrative charges	(31,639)	(33,914)	—	—	(4,334)	(4,970)

Net investment income (loss)	112,674	150,254	962,526	1,035,076	5,118	4,367

Realized gains (losses) on investments:
Capital gain distributions received	947,828	603,704	8,282,738	3,350,547	51,305	4
Net realized gain (loss)	(123,318)	(125,791)	(3,339,608)	(1,200,133)	20,197	89,620

Realized gains (losses)	824,510	477,913	4,943,130	2,150,414	71,502	89,624

Unrealized appreciation (depreciation) during the period	(1,679,641)	601,378	(10,464,058)	3,263,383	(184,387)	23,485

Net increase (decrease) in net assets from operations	(742,457)	1,229,545	(4,558,402)	6,448,873	(107,767)	117,476

Changes from principal transactions:
Purchase payments	181,050	161,881	157,686	196,030	32,046	24,779
Transfers between sub-accounts and the company	(340,303)	(543,783)	(814,685)	5,627,512	(28,728)	(43,329)
Transfers on general account policy loans	409	(1,863)	(11,701)	54,183	(87)	153
Withdrawals	(416,540)	(454,414)	(2,512,901)	(2,622,568)	(21,766)	(87,011)
Annual contract fee	(534,411)	(521,645)	(446,876)	(399,988)	(82,496)	(79,442)

Net increase (decrease) in net assets from principal transactions	(1,109,795)	(1,359,824)	(3,628,477)	2,855,169	(101,031)	(184,850)

Total increase (decrease) in net assets	(1,852,252)	(130,279)	(8,186,879)	9,304,042	(208,798)	(67,374)
Net assets at beginning of period	8,632,436	8,762,715	46,532,756	37,228,714	820,679	888,053

Net assets at end of period	$6,780,184	$8,632,436	$38,345,877	$46,532,756	$611,881	$820,679

	2018	2017	2018	2017	2018	2017
Units, beginning of period	161,955	190,429	784,687	729,979	28,443	35,247
Units issued	12,957	9,954	928,785	174,692	3,850	18,241
Units redeemed	(33,687)	(38,428)	(998,844)	(119,984)	(7,415)	(25,045)

Units, end of period	141,225	161,955	714,628	784,687	24,878	28,443

See accompanying notes.

28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Financial Industries Trust Series NAV		Fundamental All Cap Core Trust Series I		Fundamental All Cap Core Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$4,681	$4,442	$997	$2,817	$13,785	$19,487
Expenses:
Mortality and expense risk and administrative charges	—	—	(979)	(1,354)	—	—

Net investment income (loss)	4,681	4,442	18	1,463	13,785	19,487

Realized gains (losses) on investments:
Capital gain distributions received	25,235	—	30,869	8,945	367,987	58,404
Net realized gain (loss)	55,712	5,685	42,238	18,020	62,267	53,591

Realized gains (losses)	80,947	5,685	73,107	26,965	430,254	111,995

Unrealized appreciation (depreciation) during the period	(142,420)	38,987	(94,565)	61,046	(816,816)	385,370

Net increase (decrease) in net assets from operations	(56,792)	49,114	(21,440)	89,474	(372,777)	516,852

Changes from principal transactions:
Purchase payments	38,128	47,809	1,429	516	198,993	219,454
Transfers between sub-accounts and the company	52,392	6,459	(154,604)	67,957	(17,171)	678,855
Transfers on general account policy loans	(341)	(229)	—	—	(29)	(27)
Withdrawals	(50,484)	(8,002)	(39,348)	(53,827)	(138,421)	(48,425)
Annual contract fee	(15,696)	(15,653)	(11,708)	(13,141)	(61,372)	(51,984)

Net increase (decrease) in net assets from principal transactions	23,999	30,384	(204,231)	1,505	(18,000)	797,873

Total increase (decrease) in net assets	(32,793)	79,498	(225,671)	90,979	(390,777)	1,314,725
Net assets at beginning of period	379,482	299,984	418,406	327,427	2,760,602	1,445,877

Net assets at end of period	$346,689	$379,482	$192,735	$418,406	$2,369,825	$2,760,602

	2018	2017	2018	2017	2018	2017
Units, beginning of period	9,936	9,055	8,401	8,365	88,415	59,166
Units issued	7,617	1,694	673	2,471	10,344	35,551
Units redeemed	(6,951)	(813)	(4,608)	(2,435)	(11,353)	(6,302)

Units, end of period	10,602	9,936	4,466	8,401	87,406	88,415

See accompanying notes.

29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental Large Cap Value Trust Series I		Fundamental Large Cap Value Trust Series NAV		Global Bond Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$37,940	$58,352	$92,563	$124,902	$27,477	$23,748
Expenses:
Mortality and expense risk and administrative charges	(15,329)	(17,032)	—	—	(4,074)	(4,131)

Net investment income (loss)	22,611	41,320	92,563	124,902	23,403	19,617

Realized gains (losses) on investments:
Capital gain distributions received	—	(1)	—	—	—	(1)
Net realized gain (loss)	70,228	259,766	194,681	73,115	2,049	10,284

Realized gains (losses)	70,228	259,765	194,681	73,115	2,049	10,283

Unrealized appreciation (depreciation) during the period	(693,285)	298,161	(1,641,467)	982,327	(48,665)	50,214

Net increase (decrease) in net assets from operations	(600,446)	599,246	(1,354,223)	1,180,344	(23,213)	80,114

Changes from principal transactions:
Purchase payments	133,798	139,573	483,055	328,332	37,315	38,367
Transfers between sub-accounts and the company	(103,876)	(871,268)	(387,142)	(56,359)	98,011	70,021
Transfers on general account policy loans	(6,861)	15,545	(16,794)	(5,645)	106	103
Withdrawals	(10,703)	(605,147)	(322,263)	(60,122)	(1,549)	(126,846)
Annual contract fee	(269,422)	(277,075)	(118,308)	(112,708)	(61,107)	(61,353)

Net increase (decrease) in net assets from principal transactions	(257,064)	(1,598,372)	(361,452)	93,498	72,776	(79,708)

Total increase (decrease) in net assets	(857,510)	(999,126)	(1,715,675)	1,273,842	49,563	406
Net assets at beginning of period	3,699,117	4,698,243	8,185,126	6,911,284	1,015,444	1,015,038

Net assets at end of period	$2,841,607	$3,699,117	$6,469,451	$8,185,126	$1,065,007	$1,015,444

	2018	2017	2018	2017	2018	2017
Units, beginning of period	108,435	159,972	319,859	317,450	33,610	36,364
Units issued	3,449	4,891	47,269	36,767	5,603	8,239
Units redeemed	(11,065)	(56,428)	(62,434)	(34,358)	(3,068)	(10,993)

Units, end of period	100,819	108,435	304,694	319,859	36,145	33,610

See accompanying notes.

30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Global Bond Trust Series NAV		Global Trust Series I		Global Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$252,484	$169,097	$33,171	$43,961	$51,008	$47,285
Expenses:
Mortality and expense risk and administrative charges	—	—	(11,159)	(11,436)	—	—

Net investment income (loss)	252,484	169,097	22,012	32,525	51,008	47,285

Realized gains (losses) on investments:
Capital gain distributions received	1	—	(2)	(2)	—	—
Net realized gain (loss)	97,878	2,677	157,186	36,001	20,640	6,699

Realized gains (losses)	97,879	2,677	157,184	35,999	20,640	6,699

Unrealized appreciation (depreciation) during the period	(512,279)	377,179	(454,152)	304,347	(474,634)	346,361

Net increase (decrease) in net assets from operations	(161,916)	548,953	(274,956)	372,871	(402,986)	400,345

Changes from principal transactions:
Purchase payments	219,683	207,979	29,903	31,766	66,173	113,847
Transfers between sub-accounts and the company	635,848	2,270,923	(446,216)	357,981	223,170	162,209
Transfers on general account policy loans	1,753	6,906	(281)	80	(8,238)	4,201
Withdrawals	(378,354)	(415,736)	(277,693)	(200,073)	(25,103)	(62,880)
Annual contract fee	(133,361)	(121,402)	(124,022)	(112,533)	(74,198)	(71,396)

Net increase (decrease) in net assets from principal transactions	345,569	1,948,670	(818,309)	77,221	181,804	145,981

Total increase (decrease) in net assets	183,653	2,497,623	(1,093,265)	450,092	(221,182)	546,326
Net assets at beginning of period	9,043,097	6,545,474	2,608,249	2,158,157	2,578,745	2,032,419

Net assets at end of period	$9,226,750	$9,043,097	$1,514,984	$2,608,249	$2,357,563	$2,578,745

	2018	2017	2018	2017	2018	2017
Units, beginning of period	271,299	213,478	76,411	74,558	122,558	114,849
Units issued	98,472	125,091	14,540	24,188	25,542	15,706
Units redeemed	(88,064)	(67,270)	(38,741)	(22,335)	(17,176)	(7,997)

Units, end of period	281,707	271,299	52,210	76,411	130,924	122,558

See accompanying notes.

31

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series I		Health Sciences Trust Series NAV		High Yield Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$—	$—	$—	$—	$160,142	$194,606
Expenses:
Mortality and expense risk and administrative charges	(20,230)	(18,194)	—	—	(11,169)	(13,851)

Net investment income (loss)	(20,230)	(18,194)	—	—	148,973	180,755

Realized gains (losses) on investments:
Capital gain distributions received	533,541	497,113	591,825	616,620	—	(2)
Net realized gain (loss)	(53,581)	(135,232)	(90,186)	(831,773)	(59,946)	(60,400)

Realized gains (losses)	479,960	361,881	501,639	(215,153)	(59,946)	(60,402)

Unrealized appreciation (depreciation) during the period	(446,221)	792,136	(379,070)	1,613,338	(176,232)	113,293

Net increase (decrease) in net assets from operations	13,509	1,135,823	122,569	1,398,185	(87,205)	233,646

Changes from principal transactions:
Purchase payments	17,509	13,095	176,473	248,594	72,504	66,385
Transfers between sub-accounts and the company	42,987	59,348	(616,006)	98,237	(103,350)	178,560
Transfers on general account policy loans	(241)	80	27,641	4,250	3	31
Withdrawals	(15,796)	(321,211)	(446,325)	(80,814)	(136,872)	(851,708)
Annual contract fee	(112,479)	(103,668)	(128,553)	(164,360)	(201,189)	(209,412)

Net increase (decrease) in net assets from principal transactions	(68,020)	(352,356)	(986,770)	105,907	(368,904)	(816,144)

Total increase (decrease) in net assets	(54,511)	783,467	(864,201)	1,504,092	(456,109)	(582,498)
Net assets at beginning of period	5,158,112	4,374,645	6,555,374	5,051,282	2,978,937	3,561,435

Net assets at end of period	$5,103,601	$5,158,112	$5,691,173	$6,555,374	$2,522,828	$2,978,937

	2018	2017	2018	2017	2018	2017
Units, beginning of period	61,871	66,543	94,638	93,056	89,337	113,511
Units issued	4,186	6,994	14,517	60,143	8,423	35,818
Units redeemed	(4,988)	(11,666)	(27,616)	(58,561)	(19,448)	(59,992)

Units, end of period	61,069	61,871	81,539	94,638	78,312	89,337

See accompanying notes.

32

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	High Yield Trust Series NAV		International Equity Index Series I		International Equity Index Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$122,664	$112,212	$193,600	$183,067	$420,032	$340,345
Expenses:
Mortality and expense risk and administrative charges	—	—	(33,719)	(29,289)	—	—

Net investment income (loss)	122,664	112,212	159,881	153,778	420,032	340,345

Realized gains (losses) on investments:
Capital gain distributions received	—	—	2,917	2	5,983	—
Net realized gain (loss)	(15,419)	(18,799)	93,174	42,586	388,008	22,511

Realized gains (losses)	(15,419)	(18,799)	96,091	42,588	393,991	22,511

Unrealized appreciation (depreciation) during the period	(176,418)	97,293	(1,505,370)	1,467,937	(3,354,573)	3,013,784

Net increase (decrease) in net assets from operations	(69,173)	190,706	(1,249,398)	1,664,303	(2,540,550)	3,376,640

Changes from principal transactions:
Purchase payments	71,581	116,875	41,020	43,086	310,188	256,958
Transfers between sub-accounts and the company	440,232	(1,030,285)	(479,977)	2,194,518	532,226	2,816,641
Transfers on general account policy loans	(1,866)	2,342	1,756	1,538	(632)	5,488
Withdrawals	(33,768)	(434,663)	(1,706)	(83,144)	(137,301)	(77,135)
Annual contract fee	(18,091)	(24,765)	(170,064)	(148,515)	(289,758)	(300,680)

Net increase (decrease) in net assets from principal transactions	458,088	(1,370,496)	(608,971)	2,007,483	414,723	2,701,272

Total increase (decrease) in net assets	388,915	(1,179,790)	(1,858,369)	3,671,786	(2,125,827)	6,077,912
Net assets at beginning of period	1,622,162	2,801,952	9,241,272	5,569,486	17,322,973	11,245,061

Net assets at end of period	$2,011,077	$1,622,162	$7,382,903	$9,241,272	$15,197,146	$17,322,973

	2018	2017	2018	2017	2018	2017
Units, beginning of period	66,895	124,161	650,594	497,581	304,244	251,701
Units issued	26,575	42,537	52,072	191,142	119,106	100,108
Units redeemed	(7,955)	(99,803)	(95,029)	(38,129)	(112,627)	(47,565)

Units, end of period	85,515	66,895	607,637	650,594	310,723	304,244

See accompanying notes.

33

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Growth Stock Trust Series I		International Growth Stock Trust Series NAV		International Small Company Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$16,696	$39,666	$181,015	$146,915	$10,737	$7,998
Expenses:
Mortality and expense risk and administrative charges	(5,684)	(6,961)	—	—	(4,449)	(3,411)

Net investment income (loss)	11,012	32,705	181,015	146,915	6,288	4,587

Realized gains (losses) on investments:
Capital gain distributions received	30,078	—	315,344	—	1	—
Net realized gain (loss)	127,657	4,369	185,195	134,969	41,681	15,196

Realized gains (losses)	157,735	4,369	500,539	134,969	41,682	15,196

Unrealized appreciation (depreciation) during the period	(412,093)	405,643	(2,343,376)	1,563,629	(180,823)	121,736

Net increase (decrease) in net assets from operations	(243,346)	442,717	(1,661,822)	1,845,513	(132,853)	141,519

Changes from principal transactions:
Purchase payments	676	6,696	123,116	77,706	11,170	12,991
Transfers between sub-accounts and the company	(1,848,559)	1,122,150	4,815	2,160,156	(253,023)	302,044
Transfers on general account policy loans	—	—	2,749	(736)	288	(427)
Withdrawals	9,482	(35)	(123,465)	(1,921,538)	(5,407)	(69,935)
Annual contract fee	(20,060)	(35,614)	(94,186)	(81,653)	(38,469)	(29,255)

Net increase (decrease) in net assets from principal transactions	(1,858,461)	1,093,197	(86,971)	233,935	(285,441)	215,418

Total increase (decrease) in net assets	(2,101,807)	1,535,914	(1,748,793)	2,079,448	(418,294)	356,937
Net assets at beginning of period	3,020,605	1,484,691	10,971,753	8,892,305	853,645	496,708

Net assets at end of period	$918,798	$3,020,605	$9,222,960	$10,971,753	$435,351	$853,645

	2018	2017	2018	2017	2018	2017
Units, beginning of period	209,929	125,595	749,454	740,462	43,760	32,688
Units issued	6,272	89,473	213,208	359,656	6,805	18,340
Units redeemed	(141,659)	(5,139)	(226,440)	(350,664)	(22,430)	(7,268)

Units, end of period	74,542	209,929	736,222	749,454	28,135	43,760

See accompanying notes.

34

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Small Company Trust Series NAV		International Value Trust Series I		International Value Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$17,379	$21,854	$123,411	$109,973	$166,058	$130,309
Expenses:
Mortality and expense risk and administrative charges	—	—	(19,456)	(21,944)	—	—

Net investment income (loss)	17,379	21,854	103,955	88,029	166,058	130,309

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	2	—	—
Net realized gain (loss)	133,615	41,739	155,697	35,992	(101,142)	(39,421)

Realized gains (losses)	133,615	41,739	155,697	35,994	(101,142)	(39,421)

Unrealized appreciation (depreciation) during the period	(440,086)	258,155	(1,083,965)	790,685	(1,086,477)	912,121

Net increase (decrease) in net assets from operations	(289,092)	321,748	(824,313)	914,708	(1,021,561)	1,003,009

Changes from principal transactions:
Purchase payments	69,387	24,089	88,188	100,353	107,554	74,881
Transfers between sub-accounts and the company	177,708	477,222	(739,304)	92,280	(401,543)	875,007
Transfers on general account policy loans	1,243	1,196	(4,904)	(519)	(1,870)	7,947
Withdrawals	(326,879)	(16,384)	(214,020)	(317,263)	(603,352)	(144,166)
Annual contract fee	(63,901)	(63,933)	(228,448)	(232,723)	(102,271)	(119,676)

Net increase (decrease) in net assets from principal transactions	(142,442)	422,190	(1,098,488)	(357,872)	(1,001,482)	693,993

Total increase (decrease) in net assets	(431,534)	743,938	(1,922,801)	556,836	(2,023,043)	1,697,002
Net assets at beginning of period	1,647,574	903,636	6,222,043	5,665,207	7,214,581	5,517,579

Net assets at end of period	$1,216,040	$1,647,574	$4,299,242	$6,222,043	$5,191,538	$7,214,581

	2018	2017	2018	2017	2018	2017
Units, beginning of period	80,027	56,882	230,516	245,286	384,866	345,121
Units issued	23,272	30,385	18,439	25,472	51,527	100,486
Units redeemed	(29,397)	(7,240)	(61,030)	(40,242)	(110,720)	(60,741)

Units, end of period	73,902	80,027	187,925	230,516	325,673	384,866

See accompanying notes.

35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Investment Quality Bond Trust Series I		Investment Quality Bond Trust Series NAV		Lifestyle Balanced Portfolio Series NAV
	2018	2017	2018	2017	2018 (g)	2017
Income:
Dividend distributions received	$117,420	$120,623	$26,802	$20,927	$171	$—
Expenses:
Mortality and expense risk and administrative charges	(18,353)	(20,485)	—	—	—	—

Net investment income (loss)	99,067	100,138	26,802	20,927	171	—

Realized gains (losses) on investments:
Capital gain distributions received	29,804	19,592	6,535	3,162	—	—
Net realized gain (loss)	(36,084)	5,001	(21,555)	(7,822)	(241)	—

Realized gains (losses)	(6,280)	24,593	(15,020)	(4,660)	(241)	—

Unrealized appreciation (depreciation) during the period	(151,490)	62,276	(18,536)	18,164	(410)	—

Net increase (decrease) in net assets from operations	(58,703)	187,007	(6,754)	34,431	(480)	—

Changes from principal transactions:
Purchase payments	73,061	73,820	65,847	128,849	313	—
Transfers between sub-accounts and the company	473,549	64,484	109,825	40,336	6,979	—
Transfers on general account policy loans	20,990	(22,463)	(607)	7,342	—	—
Withdrawals	(652,129)	(163,235)	(240,592)	(94,337)	19	—
Annual contract fee	(185,869)	(197,853)	(22,751)	(23,004)	(54)	—

Net increase (decrease) in net assets from principal transactions	(270,398)	(245,247)	(88,278)	59,186	7,257	—

Total increase (decrease) in net assets	(329,101)	(58,240)	(95,032)	93,617	6,777	—
Net assets at beginning of period	4,607,928	4,666,168	822,445	728,828	—	—

Net assets at end of period	$4,278,827	$4,607,928	$727,413	$822,445	$6,777	$—

	2018	2017	2018	2017	2018	2017
Units, beginning of period	138,776	146,714	47,484	44,046	—	—
Units issued	16,176	19,501	15,762	13,288	1,089	—
Units redeemed	(25,169)	(27,439)	(20,962)	(9,850)	(535)	—

Units, end of period	129,783	138,776	42,284	47,484	554	—

(g)	Sub-account available in prior year but no activity.

See accompanying notes.

36

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Growth Portfolio Series I		Lifestyle Growth Portfolio Series NAV		M Capital Appreciation
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$2,514	$5,838	$59,800	$49,052	$942	$—
Expenses:
Mortality and expense risk and administrative charges	(1,138)	(1,273)	—	—	—	—

Net investment income (loss)	1,376	4,565	59,800	49,052	942	—

Realized gains (losses) on investments:
Capital gain distributions received	1,421	2,001	33,706	1,723	58,479	31,100
Net realized gain (loss)	14,520	2,051	10,422	1,935	111	45,003

Realized gains (losses)	15,941	4,052	44,128	3,658	58,590	76,103

Unrealized appreciation (depreciation) during the period	(26,278)	16,121	(267,661)	32,362	(104,586)	(25,888)

Net increase (decrease) in net assets from operations	(8,961)	24,738	(163,733)	85,072	(45,054)	50,215

Changes from principal transactions:
Purchase payments	2,371	4,754	96,164	29,223	—	—
Transfers between sub-accounts and the company	(208,194)	310,431	2,001	2,430,539	25,000	(287,004)
Transfers on general account policy loans	—	—	(277)	83	—	—
Withdrawals	—	(19,130)	(14,580)	(16)	(1)	9,872
Annual contract fee	(1,557)	(6,302)	(71,231)	(20,437)	(7,551)	(8,406)

Net increase (decrease) in net assets from principal transactions	(207,380)	289,753	12,077	2,439,392	17,448	(285,538)

Total increase (decrease) in net assets	(216,341)	314,491	(151,656)	2,524,464	(27,606)	(235,323)
Net assets at beginning of period	323,859	9,368	2,652,708	128,244	293,836	529,159

Net assets at end of period	$107,518	$323,859	$2,501,052	$2,652,708	$266,230	$293,836

	2018	2017	2018	2017	2018	2017
Units, beginning of period	27,555	920	197,048	11,069	2,566	5,500
Units issued	207	28,832	23,613	188,696	208	4,102
Units redeemed	(17,956)	(2,197)	(22,873)	(2,717)	(66)	(7,036)

Units, end of period	9,806	27,555	197,788	197,048	2,708	2,566

See accompanying notes.

37

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Large Cap Growth		Managed Volatility Aggressive Portfolio Series I		Managed Volatility Aggressive Portfolio Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$—	$—	$26,441	$19,637	$101,204	$76,933
Expenses:
Mortality and expense risk and administrative charges	—	—	(6,931)	(6,480)	—	—

Net investment income (loss)	—	—	19,510	13,157	101,204	76,933

Realized gains (losses) on investments:
Capital gain distributions received	1	—	80,633	—	298,764	—
Net realized gain (loss)	—	—	25,904	2,408	104,902	36,706

Realized gains (losses)	1	—	106,537	2,408	403,666	36,706

Unrealized appreciation (depreciation) during the period	(2)	2	(240,634)	211,474	(868,406)	816,070

Net increase (decrease) in net assets from operations	(1)	2	(114,587)	227,039	(363,536)	929,709

Changes from principal transactions:
Purchase payments	—	—	27,832	21,229	671,593	470,320
Transfers between sub-accounts and the company	—	—	134,541	(20,445)	(29,858)	(553,045)
Transfers on general account policy loans	—	—	—	—	(135,273)	(212,945)
Withdrawals	—	—	(34,027)	(36,702)	(138,475)	(603,414)
Annual contract fee	—	—	(50,766)	(46,472)	(233,971)	(220,573)

Net increase (decrease) in net assets from principal transactions	—	—	77,580	(82,390)	134,016	(1,119,657)

Total increase (decrease) in net assets	(1)	2	(37,007)	144,649	(229,520)	(189,948)
Net assets at beginning of period	10	8	1,200,152	1,055,503	4,576,194	4,766,142

Net assets at end of period	$9	$10	$1,163,145	$1,200,152	$4,346,674	$4,576,194

	2018	2017	2018	2017	2018	2017
Units, beginning of period	—	—	37,230	39,879	207,715	265,838
Units issued	—	—	6,676	5,720	60,707	51,569
Units redeemed	—	—	(4,342)	(8,369)	(53,217)	(109,692)

Units, end of period	—	—	39,564	37,230	215,205	207,715

See accompanying notes.

38

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Balanced Portfolio Series I		Managed Volatility Balanced Portfolio Series NAV		Managed Volatility Conservative Portfolio Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$82,453	$84,015	$395,193	$359,757	$33,816	$36,401
Expenses:
Mortality and expense risk and administrative charges	(20,416)	(22,736)	—	—	(6,637)	(7,285)

Net investment income (loss)	62,037	61,279	395,193	359,757	27,179	29,116

Realized gains (losses) on investments:
Capital gain distributions received	243,860	151,730	1,112,505	593,766	37,899	25,802
Net realized gain (loss)	12,863	(61,329)	(202,149)	(223,488)	(21,419)	(44,640)

Realized gains (losses)	256,723	90,401	910,356	370,278	16,480	(18,838)

Unrealized appreciation (depreciation) during the period	(509,701)	377,708	(2,107,502)	1,472,439	(77,305)	96,519

Net increase (decrease) in net assets from operations	(190,941)	529,388	(801,953)	2,202,474	(33,646)	106,797

Changes from principal transactions:
Purchase payments	63,440	119,614	1,090,742	769,080	9,801	10,528
Transfers between sub-accounts and the company	(2,723)	(372,089)	(136,849)	(1,814,601)	(106,351)	(363,897)
Transfers on general account policy loans	(2,584)	(10,307)	(12,185)	(46,770)	(213)	(197)
Withdrawals	(127,199)	(221,112)	(564,548)	(1,086,037)	(21,390)	(49,198)
Annual contract fee	(360,354)	(349,523)	(521,280)	(604,002)	(63,631)	(69,214)

Net increase (decrease) in net assets from principal transactions	(429,420)	(833,417)	(144,120)	(2,782,330)	(181,784)	(471,978)

Total increase (decrease) in net assets	(620,361)	(304,029)	(946,073)	(579,856)	(215,430)	(365,181)
Net assets at beginning of period	3,940,880	4,244,909	16,545,768	17,125,624	1,463,970	1,829,151

Net assets at end of period	$3,320,519	$3,940,880	$15,599,695	$16,545,768	$1,248,540	$1,463,970

	2018	2017	2018	2017	2018	2017
Units, beginning of period	108,896	132,703	803,982	949,957	41,931	55,799
Units issued	7,854	11,837	87,715	59,991	13,469	7,549
Units redeemed	(19,401)	(35,644)	(95,298)	(205,966)	(18,363)	(21,417)

Units, end of period	97,349	108,896	796,399	803,982	37,037	41,931

See accompanying notes.

39

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Conservative Portfolio Series NAV		Managed Volatility Growth Portfolio Series I		Managed Volatility Growth Portfolio Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$156,822	$121,318	$65,239	$60,104	$481,026	$455,615
Expenses:
Mortality and expense risk and administrative charges	—	—	(15,966)	(16,554)	—	—

Net investment income (loss)	156,822	121,318	49,273	43,550	481,026	455,615

Realized gains (losses) on investments:
Capital gain distributions received	152,040	82,018	267,791	118,236	1,752,244	893,206
Net realized gain (loss)	218	(174,721)	34,329	64,520	(52,718)	433,810

Realized gains (losses)	152,258	(92,703)	302,120	182,756	1,699,526	1,327,016

Unrealized appreciation (depreciation) during the period	(436,446)	350,382	(562,102)	291,743	(3,508,943)	2,373,560

Net increase (decrease) in net assets from operations	(127,366)	378,997	(210,709)	518,049	(1,328,391)	4,156,191

Changes from principal transactions:
Purchase payments	1,662,672	1,111,725	97,500	84,831	1,792,598	1,940,969
Transfers between sub-accounts and the company	(273,668)	(1,012,830)	73,283	3,039	(2,584,187)	(1,992,114)
Transfers on general account policy loans	(75,432)	(21,645)	64,542	(35,498)	(33,085)	(268,816)
Withdrawals	(37,825)	(272,400)	(177,530)	(152,335)	(572,670)	(4,189,421)
Annual contract fee	(254,845)	(222,390)	(227,423)	(220,250)	(658,898)	(757,754)

Net increase (decrease) in net assets from principal transactions	1,020,902	(417,540)	(169,628)	(320,213)	(2,056,242)	(5,267,136)

Total increase (decrease) in net assets	893,536	(38,543)	(380,337)	197,836	(3,384,633)	(1,110,945)
Net assets at beginning of period	4,800,051	4,838,594	3,156,985	2,959,149	23,388,148	24,499,093

Net assets at end of period	$5,693,587	$4,800,051	$2,776,648	$3,156,985	$20,003,515	$23,388,148

	2018	2017	2018	2017	2018	2017
Units, beginning of period	258,867	281,681	90,667	100,401	1,107,957	1,377,723
Units issued	108,392	104,343	11,544	13,266	147,391	113,865
Units redeemed	(53,242)	(127,157)	(16,375)	(23,000)	(241,263)	(383,631)

Units, end of period	314,017	258,867	85,836	90,667	1,014,085	1,107,957

See accompanying notes.

40

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Moderate Portfolio Series I		Managed Volatility Moderate Portfolio Series NAV		Mid Cap Index Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$54,267	$46,251	$168,519	$160,093	$103,728	$39,990
Expenses:
Mortality and expense risk and administrative charges	(10,122)	(9,281)	—	—	(43,475)	(32,279)

Net investment income (loss)	44,145	36,970	168,519	160,093	60,253	7,711

Realized gains (losses) on investments:
Capital gain distributions received	140,588	61,552	426,274	215,870	636,030	442,191
Net realized gain (loss)	(57,250)	(43,723)	(128,511)	(177,785)	78,006	18,029

Realized gains (losses)	83,338	17,829	297,763	38,085	714,036	460,220

Unrealized appreciation (depreciation) during the period	(234,321)	147,960	(731,145)	786,747	(1,826,520)	642,486

Net increase (decrease) in net assets from operations	(106,838)	202,759	(264,863)	984,925	(1,052,231)	1,110,417

Changes from principal transactions:
Purchase payments	56,680	47,048	259,395	336,733	192,913	110,993
Transfers between sub-accounts and the company	297,900	203,308	58,437	(3,487,568)	(346,567)	1,830,494
Transfers on general account policy loans	(7,893)	(289)	(16,583)	768	196	13
Withdrawals	(33,933)	(87,475)	(472,492)	(321,830)	(134,775)	(144,406)
Annual contract fee	(162,557)	(143,045)	(149,806)	(187,768)	(497,142)	(217,632)

Net increase (decrease) in net assets from principal transactions	150,197	19,547	(321,049)	(3,659,665)	(785,375)	1,579,462

Total increase (decrease) in net assets	43,359	222,306	(585,912)	(2,674,740)	(1,837,606)	2,689,879
Net assets at beginning of period	2,047,422	1,825,116	6,949,417	9,624,157	9,764,956	7,075,077

Net assets at end of period	$2,090,781	$2,047,422	$6,363,505	$6,949,417	$7,927,350	$9,764,956

	2018	2017	2018	2017	2018	2017
Units, beginning of period	54,906	54,394	344,088	533,840	186,083	154,279
Units issued	14,935	11,382	27,193	18,704	8,917	49,248
Units redeemed	(11,396)	(10,870)	(43,300)	(208,456)	(23,567)	(17,444)

Units, end of period	58,445	54,906	327,981	344,088	171,433	186,083

See accompanying notes.

41

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Index Trust Series NAV		Mid Cap Stock Trust Series I		Mid Cap Stock Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$173,869	$75,941	$—	$—	$—	$—
Expenses:
Mortality and expense risk and administrative charges	—	—	(14,196)	(12,555)	—	—

Net investment income (loss)	173,869	75,941	(14,196)	(12,555)	—	—

Realized gains (losses) on investments:
Capital gain distributions received	1,006,849	801,568	424,105	68,969	838,342	116,269
Net realized gain (loss)	(97,501)	405,409	116,246	(2,669)	368,115	393,367

Realized gains (losses)	909,348	1,206,977	540,351	66,300	1,206,457	509,636

Unrealized appreciation (depreciation) during the period	(2,774,097)	658,498	(592,112)	840,403	(1,310,574)	958,926

Net increase (decrease) in net assets from operations	(1,690,880)	1,941,416	(65,957)	894,148	(104,117)	1,468,562

Changes from principal transactions:
Purchase payments	369,613	331,750	29,554	29,286	244,676	196,406
Transfers between sub-accounts and the company	(352,128)	2,937,674	152,462	(424,258)	239,893	(799,711)
Transfers on general account policy loans	(29,945)	(13,461)	(221)	249	(6,071)	8,358
Withdrawals	(650,625)	(445,433)	(63,306)	(171,622)	(107,873)	(712,125)
Annual contract fee	(335,895)	(350,967)	(103,805)	(90,775)	(124,111)	(97,924)

Net increase (decrease) in net assets from principal transactions	(998,980)	2,459,563	14,684	(657,120)	246,514	(1,404,996)

Total increase (decrease) in net assets	(2,689,860)	4,400,979	(51,273)	237,028	142,397	63,566
Net assets at beginning of period	15,217,036	10,816,057	3,662,348	3,425,320	6,055,527	5,991,961

Net assets at end of period	$12,527,176	$15,217,036	$3,611,075	$3,662,348	$6,197,924	$6,055,527

	2018	2017	2018	2017	2018	2017
Units, beginning of period	406,367	334,660	87,269	104,260	61,598	78,421
Units issued	67,805	209,051	9,172	7,475	35,582	70,307
Units redeemed	(96,361)	(137,344)	(8,723)	(24,466)	(33,145)	(87,130)

Units, end of period	377,811	406,367	87,718	87,269	64,035	61,598

See accompanying notes.

42

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Value Trust Series I		Mid Value Trust Series NAV		Money Market Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$27,112	$34,091	$88,263	$115,103	$309,941	$120,166
Expenses:
Mortality and expense risk and administrative charges	(10,835)	(11,972)	—	—	(82,511)	(87,154)

Net investment income (loss)	16,277	22,119	88,263	115,103	227,430	33,012

Realized gains (losses) on investments:
Capital gain distributions received	275,600	321,029	837,177	1,053,741	(2)	218
Net realized gain (loss)	21,515	(172,388)	(134,535)	(922,102)	—	—

Realized gains (losses)	297,115	148,641	702,642	131,639	(2)	218

Unrealized appreciation (depreciation) during the period	(683,656)	231,068	(1,887,045)	983,867	—	1

Net increase (decrease) in net assets from operations	(370,264)	401,828	(1,096,140)	1,230,609	227,428	33,231

Changes from principal transactions:
Purchase payments	12,601	10,887	167,975	189,498	159,332	155,229
Transfers between sub-accounts and the company	104,211	(742,686)	(885,287)	(67,165)	1,863,022	1,522,747
Transfers on general account policy loans	(7,270)	63	(1,704)	6,547	219,680	3,073
Withdrawals	(233,700)	(822,650)	(552,600)	(1,053,737)	(1,984,261)	(9,047,955)
Annual contract fee	(101,670)	(102,752)	(134,346)	(148,786)	(821,780)	(874,354)

Net increase (decrease) in net assets from principal transactions	(225,828)	(1,657,138)	(1,405,962)	(1,073,643)	(564,007)	(8,241,260)

Total increase (decrease) in net assets	(596,092)	(1,255,310)	(2,502,102)	156,966	(336,579)	(8,208,029)
Net assets at beginning of period	3,587,121	4,842,431	11,222,471	11,065,505	19,208,310	27,416,339

Net assets at end of period	$2,991,029	$3,587,121	$8,720,369	$11,222,471	$18,871,731	$19,208,310

	2018	2017	2018	2017	2018	2017
Units, beginning of period	106,318	159,334	210,469	231,302	930,799	1,316,851
Units issued	10,592	9,806	31,658	66,040	585,774	373,918
Units redeemed	(17,247)	(62,822)	(59,023)	(86,873)	(611,915)	(759,970)

Units, end of period	99,663	106,318	183,104	210,469	904,658	930,799

See accompanying notes.

43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Money-Market Trust Series NAV		PIMCO All Asset		Real Estate Securities Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$810,631	$243,058	$141,819	$180,156	$138,701	$45,421
Expenses:
Mortality and expense risk and administrative charges	—	—	(6,561)	(4,318)	(46,970)	(51,203)

Net investment income (loss)	810,631	243,058	135,258	175,838	91,731	(5,782)

Realized gains (losses) on investments:
Capital gain distributions received	(1)	295	—	—	1	1
Net realized gain (loss)	—	—	(35,841)	(21,424)	329,979	458,033

Realized gains (losses)	(1)	295	(35,841)	(21,424)	329,980	458,034

Unrealized appreciation (depreciation) during the period	—	—	(377,403)	339,568	(750,638)	45,877

Net increase (decrease) in net assets from operations	810,630	243,353	(277,986)	493,982	(328,927)	498,129

Changes from principal transactions:
Purchase payments	4,686,280	6,074,083	124,150	149,864	119,085	143,778
Transfers between sub-accounts and the company	9,294,173	15,888,771	743,415	678,667	164,727	(941,221)
Transfers on general account policy loans	6,548	(108,055)	(40)	(43)	(15,786)	14,363
Withdrawals	(2,695,360)	(4,218,543)	(41,100)	(305,595)	(443,784)	(615,916)
Annual contract fee	(1,134,332)	(1,015,843)	(152,494)	(138,531)	(362,313)	(400,818)

Net increase (decrease) in net assets from principal transactions	10,157,309	16,620,413	673,931	384,362	(538,071)	(1,799,814)

Total increase (decrease) in net assets	10,967,939	16,863,766	395,945	878,344	(866,998)	(1,301,685)
Net assets at beginning of period	53,181,453	36,317,687	4,545,996	3,667,652	8,669,617	9,971,302

Net assets at end of period	$64,149,392	$53,181,453	$4,941,941	$4,545,996	$7,802,619	$8,669,617

	2018	2017	2018	2017	2018	2017
Units, beginning of period	5,280,323	3,628,112	235,317	215,036	47,363	57,395
Units issued	4,944,326	6,177,745	67,094	57,183	3,074	773
Units redeemed	(3,954,725)	(4,525,534)	(35,621)	(36,902)	(6,044)	(10,805)

Units, end of period	6,269,924	5,280,323	266,790	235,317	44,393	47,363

See accompanying notes.

44

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Real Estate Securities Trust Series NAV		Science & Technology Trust Series I		Science & Technology Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$202,332	$79,163	$—	$4,029	$—	$4,395
Expenses:
Mortality and expense risk and administrative charges	—	—	(34,184)	(31,614)	—	—

Net investment income (loss)	202,332	79,163	(34,184)	(27,585)	—	4,395

Realized gains (losses) on investments:
Capital gain distributions received	—	—	1,273,882	430,935	1,110,658	278,799
Net realized gain (loss)	477,547	761,238	447,346	184,346	366,610	636,610

Realized gains (losses)	477,547	761,238	1,721,228	615,281	1,477,268	915,409

Unrealized appreciation (depreciation) during the period	(1,137,176)	(96,267)	(1,679,630)	2,289,543	(1,749,546)	596,538

Net increase (decrease) in net assets from operations	(457,297)	744,134	7,414	2,877,239	(272,278)	1,516,342

Changes from principal transactions:
Purchase payments	311,476	390,328	66,565	55,700	218,349	239,955
Transfers between sub-accounts and the company	(1,419,759)	(127,354)	(162,950)	(1,313,079)	2,269,470	723,003
Transfers on general account policy loans	(9,553)	7,615	(1,091)	2,050	(1,458)	245
Withdrawals	(405,968)	(493,434)	(384,912)	(650,687)	(469,031)	(129,876)
Annual contract fee	(181,329)	(200,042)	(295,533)	(256,903)	(196,153)	(140,426)

Net increase (decrease) in net assets from principal transactions	(1,705,133)	(422,887)	(777,921)	(2,162,919)	1,821,177	692,901

Total increase (decrease) in net assets	(2,162,430)	321,247	(770,507)	714,320	1,548,899	2,209,243
Net assets at beginning of period	13,691,576	13,370,329	8,662,179	7,947,859	5,704,807	3,495,564

Net assets at end of period	$11,529,146	$13,691,576	$7,891,672	$8,662,179	$7,253,706	$5,704,807

	2018	2017	2018	2017	2018	2017
Units, beginning of period	84,360	87,538	176,794	225,197	129,919	112,415
Units issued	21,338	32,511	15,261	19,880	92,463	137,973
Units redeemed	(32,142)	(35,689)	(31,219)	(68,283)	(56,246)	(120,469)

Units, end of period	73,556	84,360	160,836	176,794	166,136	129,919

See accompanying notes.

45

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Select Bond Trust Series I		Select Bond Trust Series NAV		Short Term Government Income Trust Series I
	2018 (a)	2017	2018 (b)	2017	2018	2017
Income:
Dividend distributions received	$173,071	$178,782	$36,563	$46,906	$30,495	$19,180
Expenses:
Mortality and expense risk and administrative charges	(25,047)	(26,481)	—	—	(7,279)	(7,141)

Net investment income (loss)	148,024	152,301	36,563	46,906	23,216	12,039

Realized gains (losses) on investments:
Capital gain distributions received	1	—	—	—	—	—
Net realized gain (loss)	(43,393)	(25,659)	(48,294)	(231,488)	(14,871)	(5,024)

Realized gains (losses)	(43,392)	(25,659)	(48,294)	(231,488)	(14,871)	(5,024)

Unrealized appreciation (depreciation) during the period	(163,984)	87,731	(3,507)	267,171	(2,742)	(6,086)

Net increase (decrease) in net assets from operations	(59,352)	214,373	(15,238)	82,589	5,603	929

Changes from principal transactions:
Purchase payments	17,520	18,537	101,926	198,751	19,019	21,059
Transfers between sub-accounts and the company	(231,872)	(265,123)	(500,480)	(6,092,942)	246,501	72,040
Transfers on general account policy loans	(23)	(22)	4,805	7,186	(80)	163
Withdrawals	(34,326)	(346,355)	(18,758)	(109,748)	(51,046)	(475)
Annual contract fee	(131,881)	(148,311)	(66,040)	(81,160)	(81,841)	(78,268)

Net increase (decrease) in net assets from principal transactions	(380,582)	(741,274)	(478,547)	(6,077,913)	132,553	14,519

Total increase (decrease) in net assets	(439,934)	(526,901)	(493,785)	(5,995,324)	138,156	15,448
Net assets at beginning of period	6,653,487	7,180,388	1,681,650	7,676,974	1,451,325	1,435,877

Net assets at end of period	$6,213,553	$6,653,487	$1,187,865	$1,681,650	$1,589,481	$1,451,325

	2018	2017	2018	2017	2018	2017
Units, beginning of period	570,745	636,003	140,363	664,134	139,708	138,264
Units issued	47,545	47,516	27,620	18,764	35,795	15,046
Units redeemed	(81,097)	(112,774)	(68,451)	(542,535)	(23,119)	(13,602)

Units, end of period	537,193	570,745	99,532	140,363	152,384	139,708

(a)	Renamed on April 30, 2018. Previously known as Bond Trust Series I.
(b)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

See accompanying notes.

46

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Short Term Government Income Trust Series NAV		Small Cap Index Trust Series I		Small Cap Index Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$114,686	$29,960	$60,811	$26,087	$111,046	$33,897
Expenses:
Mortality and expense risk and administrative charges	—	—	(25,027)	(23,028)	—	—

Net investment income (loss)	114,686	29,960	35,784	3,059	111,046	33,897

Realized gains (losses) on investments:
Capital gain distributions received	—	—	378,619	237,959	659,260	270,895
Net realized gain (loss)	(42,645)	(23,736)	23,472	19,130	(114,755)	211,488

Realized gains (losses)	(42,645)	(23,736)	402,091	257,089	544,505	482,383

Unrealized appreciation (depreciation) during the period	(5,310)	5,427	(1,168,595)	524,113	(2,307,636)	379,532

Net increase (decrease) in net assets from operations	66,731	11,651	(730,720)	784,261	(1,652,085)	895,812

Changes from principal transactions:
Purchase payments	39,495	22,130	24,494	24,331	176,340	162,394
Transfers between sub-accounts and the company	3,927,798	71,738	88,187	(434,650)	4,543,854	138,193
Transfers on general account policy loans	1,836	2,332	110	350	(9,286)	(13,591)
Withdrawals	(806,914)	(1,020)	1,889	(5,775)	(813,316)	(87,818)
Annual contract fee	(39,572)	(30,981)	(97,156)	(92,258)	(180,857)	(188,096)

Net increase (decrease) in net assets from principal transactions	3,122,643	64,199	17,524	(508,002)	3,716,735	11,082

Total increase (decrease) in net assets	3,189,374	75,850	(713,196)	276,259	2,064,650	906,894
Net assets at beginning of period	2,133,338	2,057,488	6,186,594	5,910,335	6,813,361	5,906,467

Net assets at end of period	$5,322,712	$2,133,338	$5,473,398	$6,186,594	$8,878,011	$6,813,361

	2018	2017	2018	2017	2018	2017
Units, beginning of period	196,487	190,676	154,601	168,328	198,652	197,055
Units issued	406,070	120,962	14,562	9,200	188,172	118,344
Units redeemed	(116,653)	(115,151)	(14,108)	(22,927)	(94,987)	(116,747)

Units, end of period	485,904	196,487	155,055	154,601	291,837	198,652

See accompanying notes.

47

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Opportunities Trust Series I		Small Cap Opportunities Trust Series NAV		Small Cap Stock Trust Series I
	2018	2017	2018	2017	2018 (c)	2017
Income:
Dividend distributions received	$58,896	$58,421	$1,888	$1,512	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(86,108)	(85,892)	—	—	(7,317)	(7,171)

Net investment income (loss)	(27,212)	(27,471)	1,888	1,512	(7,317)	(7,171)

Realized gains (losses) on investments:
Capital gain distributions received	2,783,208	912,342	80,203	21,320	91,715	—
Net realized gain (loss)	30,713	82,697	(13,226)	4,658	41,757	(137,101)

Realized gains (losses)	2,813,921	995,039	66,977	25,978	133,472	(137,101)

Unrealized appreciation (depreciation) during the period	(4,681,250)	453,868	(126,218)	13,475	(210,621)	472,028

Net increase (decrease) in net assets from operations	(1,894,541)	1,421,436	(57,353)	40,965	(84,466)	327,756

Changes from principal transactions:
Purchase payments	360,987	389,940	35,173	39,999	5,910	3,544
Transfers between sub-accounts and the company	(133,096)	(139,559)	44,814	(127,897)	29,138	(346,240)
Transfers on general account policy loans	4,806	(5,261)	(933)	(33)	(8)	143
Withdrawals	(738,692)	(910,803)	(14,100)	(3,888)	(81,038)	(95,619)
Annual contract fee	(859,067)	(858,897)	(15,523)	(19,091)	(65,960)	(61,607)

Net increase (decrease) in net assets from principal transactions	(1,365,062)	(1,524,580)	49,431	(110,910)	(111,958)	(499,779)

Total increase (decrease) in net assets	(3,259,603)	(103,144)	(7,922)	(69,945)	(196,424)	(172,023)
Net assets at beginning of period	14,715,365	14,818,509	338,798	408,743	1,372,442	1,544,465

Net assets at end of period	$11,455,762	$14,715,365	$330,876	$338,798	$1,176,018	$1,372,442

	2018	2017	2018	2017	2018	2017
Units, beginning of period	323,762	359,768	13,830	18,551	44,078	62,515
Units issued	5,738	9,347	6,211	8,159	9,675	8,141
Units redeemed	(35,113)	(45,353)	(4,371)	(12,880)	(13,729)	(26,578)

Units, end of period	294,387	323,762	15,670	13,830	40,024	44,078

(c)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series I.

See accompanying notes.

48

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Stock Trust Series NAV		Small Cap Value Trust Series I		Small Cap Value Trust Series NAV
	2018 (d)	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$—	$—	$5,305	$7,780	$57,650	$85,252
Expenses:
Mortality and expense risk and administrative charges	—	—	(3,413)	(4,096)	—	—

Net investment income (loss)	—	—	1,892	3,684	57,650	85,252

Realized gains (losses) on investments:
Capital gain distributions received	96,902	—	96,359	67,862	948,496	674,417
Net realized gain (loss)	1,464,455	(724,743)	(21,861)	(32,746)	(428,381)	(98,500)

Realized gains (losses)	1,561,357	(724,743)	74,498	35,116	520,115	575,917

Unrealized appreciation (depreciation) during the period	(1,047,288)	2,135,455	(170,927)	(16,383)	(1,541,331)	(393,966)

Net increase (decrease) in net assets from operations	514,069	1,410,712	(94,537)	22,417	(963,566)	267,203

Changes from principal transactions:
Purchase payments	145,571	138,317	1,646	2,473	239,103	275,270
Transfers between sub-accounts and the company	(3,618,949)	(3,673,471)	(31,997)	(257,214)	(1,064,374)	(138,533)
Transfers on general account policy loans	(7,099)	11,886	—	—	(12,716)	989
Withdrawals	(439,681)	(386,909)	(20,950)	(15,645)	(53,354)	(945,151)
Annual contract fee	(95,288)	(106,789)	(26,794)	(33,220)	(135,517)	(153,420)

Net increase (decrease) in net assets from principal transactions	(4,015,446)	(4,016,966)	(78,095)	(303,606)	(1,026,858)	(960,845)

Total increase (decrease) in net assets	(3,501,377)	(2,606,254)	(172,632)	(281,189)	(1,990,424)	(693,642)
Net assets at beginning of period	5,243,670	7,849,924	808,446	1,089,635	8,356,023	9,049,665

Net assets at end of period	$1,742,293	$5,243,670	$635,814	$808,446	$6,365,599	$8,356,023

	2018	2017	2018	2017	2018	2017
Units, beginning of period	135,350	256,722	27,201	37,965	96,106	108,027
Units issued	55,334	98,309	2,321	11,762	20,089	58,984
Units redeemed	(143,228)	(219,681)	(4,972)	(22,526)	(32,574)	(70,905)

Units, end of period	47,456	135,350	24,550	27,201	83,621	96,106

(d)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

See accompanying notes.

49

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Company Value Trust Series I		Small Company Value Trust Series NAV		Strategic Income Opportunities Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$9,363	$6,007	$5,345	$2,420	$91,874	$80,272
Expenses:
Mortality and expense risk and administrative charges	(8,582)	(8,866)	—	—	(7,883)	(9,121)

Net investment income (loss)	781	(2,859)	5,345	2,420	83,991	71,151

Realized gains (losses) on investments:
Capital gain distributions received	220,761	366,011	111,085	143,025	—	—
Net realized gain (loss)	22,979	2,504	(49,687)	11,504	(2,199)	11,070

Realized gains (losses)	243,740	368,515	61,398	154,529	(2,199)	11,070

Unrealized appreciation (depreciation) during the period	(572,889)	(92,179)	(228,849)	(39,798)	(217,160)	55,887

Net increase (decrease) in net assets from operations	(328,368)	273,477	(162,106)	117,151	(135,368)	138,108

Changes from principal transactions:
Purchase payments	24,115	11,634	55,321	49,190	28,388	29,264
Transfers between sub-accounts and the company	(77,189)	(119,118)	180,761	353,852	69,090	(164,203)
Transfers on general account policy loans	(3,946)	(622)	(9,971)	(475)	6	40
Withdrawals	(118,028)	(821,087)	(100,925)	(8,354)	(117,893)	(174,804)
Annual contract fee	(90,031)	(72,461)	(30,094)	(30,453)	(89,543)	(100,969)

Net increase (decrease) in net assets from principal transactions	(265,079)	(1,001,654)	95,092	363,760	(109,952)	(410,672)

Total increase (decrease) in net assets	(593,447)	(728,177)	(67,014)	480,911	(245,320)	(272,564)
Net assets at beginning of period	2,739,222	3,467,399	1,128,600	647,689	2,561,034	2,833,598

Net assets at end of period	$2,145,775	$2,739,222	$1,061,586	$1,128,600	$2,315,714	$2,561,034

	2018	2017	2018	2017	2018	2017
Units, beginning of period	61,798	86,670	35,455	22,703	92,337	107,747
Units issued	7,416	2,521	13,254	30,153	18,400	9,813
Units redeemed	(13,319)	(27,393)	(10,405)	(17,401)	(22,817)	(25,223)

Units, end of period	55,895	61,798	38,304	35,455	87,920	92,337

See accompanying notes.

50

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Strategic Income Opportunities Trust Series NAV		Total Bond Market Series Trust NAV		Total Stock Market Index Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$203,671	$155,343	$624,416	$723,630	$84,592	$124,746
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	(24,709)	(27,188)

Net investment income (loss)	203,671	155,343	624,416	723,630	59,883	97,558

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	245,343	189,840
Net realized gain (loss)	(10,539)	15,852	(879,545)	(425,824)	503,370	581,916

Realized gains (losses)	(10,539)	15,852	(879,545)	(425,824)	748,713	771,756

Unrealized appreciation (depreciation) during the period	(461,874)	76,202	197,635	599,713	(1,108,702)	694,016

Net increase (decrease) in net assets from operations	(268,742)	247,397	(57,494)	897,519	(300,106)	1,563,330

Changes from principal transactions:
Purchase payments	283,182	324,297	127,360	604,808	24,217	18,041
Transfers between sub-accounts and the company	193,350	810,266	(1,696,312)	(2,721,137)	(1,376,449)	(584,967)
Transfers on general account policy loans	(1,728)	(780)	7,044	10,468	4,751	717
Withdrawals	(96,812)	(53,178)	(1,224,876)	(3,199,216)	(1,429)	(11,737)
Annual contract fee	(119,096)	(111,475)	(308,984)	(400,979)	(111,355)	(112,781)

Net increase (decrease) in net assets from principal transactions	258,896	969,130	(3,095,768)	(5,706,056)	(1,460,265)	(690,727)

Total increase (decrease) in net assets	(9,846)	1,216,527	(3,153,262)	(4,808,537)	(1,760,371)	872,603
Net assets at beginning of period	4,988,236	3,771,709	23,146,361	27,954,898	8,025,736	7,153,133

Net assets at end of period	$4,978,390	$4,988,236	$19,993,099	$23,146,361	$6,265,365	$8,025,736

	2018	2017	2018	2017	2018	2017
Units, beginning of period	231,440	184,903	922,711	1,151,623	263,987	282,138
Units issued	45,709	101,450	869,854	1,336,838	14,484	73,390
Units redeemed	(34,011)	(54,913)	(993,610)	(1,565,750)	(59,003)	(91,541)

Units, end of period	243,138	231,440	798,955	922,711	219,468	263,987

See accompanying notes.

51

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Stock Market Index Trust Series NAV		Ultra Short Term Bond Trust Series I		Ultra Short Term Bond Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$79,888	$74,353	$48	$52	$12,184	$9,773
Expenses:
Mortality and expense risk and administrative charges	—	—	(18)	(38)	—	—

Net investment income (loss)	79,888	74,353	30	14	12,184	9,773

Realized gains (losses) on investments:
Capital gain distributions received	208,050	108,943	—	—	—	—
Net realized gain (loss)	452,975	468,594	(24)	(199)	(5,129)	(1,230)

Realized gains (losses)	661,025	577,537	(24)	(199)	(5,129)	(1,230)

Unrealized appreciation (depreciation) during the period	(1,044,932)	166,788	15	191	3,177	(4,486)

Net increase (decrease) in net assets from operations	(304,019)	818,678	21	6	10,232	4,057

Changes from principal transactions:
Purchase payments	550,782	315,491	—	57	3,012	2,726
Transfers between sub-accounts and the company	(24,669)	2,393,867	—	—	119,348	83,698
Transfers on general account policy loans	(297)	—	—	—	863	(893)
Withdrawals	(47,412)	(74,018)	—	(4,876)	38	(108,192)
Annual contract fee	(126,298)	(98,002)	(479)	(543)	(25,719)	(26,945)

Net increase (decrease) in net assets from principal transactions	352,106	2,537,338	(479)	(5,362)	97,542	(49,606)

Total increase (decrease) in net assets	48,087	3,356,016	(458)	(5,356)	107,774	(45,549)
Net assets at beginning of period	5,860,760	2,504,744	3,166	8,522	589,854	635,403

Net assets at end of period	$5,908,847	$5,860,760	$2,708	$3,166	$697,628	$589,854

	2018	2017	2018	2017	2018	2017
Units, beginning of period	54,510	28,108	324	877	57,823	62,672
Units issued	157,939	256,085	—	4	32,193	10,345
Units redeemed	(154,196)	(229,683)	(50)	(557)	(22,660)	(15,194)

Units, end of period	58,253	54,510	274	324	67,356	57,823

See accompanying notes.

52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Utilities Trust Series I		Utilities Trust Series NAV
	2018	2017	2018	2017
Income:
Dividend distributions received	$29,842	$26,231	$67,506	$50,898
Expenses:
Mortality and expense risk and administrative charges	(4,185)	(4,957)	—	—

Net investment income (loss)	25,657	21,274	67,506	50,898

Realized gains (losses) on investments:
Capital gain distributions received	—	—	(1)	4
Net realized gain (loss)	4,972	(10,384)	(53,170)	(11,666)

Realized gains (losses)	4,972	(10,384)	(53,171)	(11,662)

Unrealized appreciation (depreciation) during the period	(26,322)	136,243	4,138	221,144

Net increase (decrease) in net assets from operations	4,307	147,133	18,473	260,380

Changes from principal transactions:
Purchase payments	4,556	5,291	87,347	162,451
Transfers between sub-accounts and the company	(122,673)	(23,438)	(100,454)	35,400
Transfers on general account policy loans	—	—	(75,990)	(5,367)
Withdrawals	(2,374)	(166,476)	(56,245)	(28,459)
Annual contract fee	(31,644)	(37,854)	(43,184)	(46,162)

Net increase (decrease) in net assets from principal transactions	(152,135)	(222,477)	(188,526)	117,863

Total increase (decrease) in net assets	(147,828)	(75,344)	(170,053)	378,243
Net assets at beginning of period	1,041,966	1,117,310	2,090,789	1,712,546

Net assets at end of period	$894,138	$1,041,966	$1,920,736	$2,090,789

	2018	2017	2018	2017
Units, beginning of period	27,607	33,660	64,181	60,361
Units issued	2,069	5,155	8,978	8,038
Units redeemed	(6,162)	(11,208)	(14,745)	(4,218)

Units, end of period	23,514	27,607	58,414	64,181

See accompanying notes.

53

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

1.	Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account N (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 92 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 3 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 2 classes of units to fund Contracts issued by the Company. These classes, Series I and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

As a result of a portfolio change, the following sub-accounts of the Account were renamed as follows:

Previous Name	New Name	Effective Date
Bond Trust Series I	Select Bond Trust Series I	04/30/2018
Bond Trust Series NAV	Select Bond Trust Series NAV	04/30/2018
Small Cap Growth Trust Series I	Small Cap Stock Trust Series I	04/30/2018
Small Cap Growth Trust Series NAV	Small Cap Stock Trust Series NAV	04/30/2018

Funds transferred in 2018 are as follows:

Transferred from	Transferred to	Effective Date
Alpha Opportunities Trust Series I	Mid Cap Stock Trust Series I	04/27/2018
Alpha Opportunities Trust Series NAV	Mid Cap Stock Trust Series NAV	04/27/2018

54

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2018.

55

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2018, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

56

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

5.	Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2018. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated	$700,194,349	—	—	700,194,349
NonAffiliated	$5,208,180	—	—	5,208,180

Total	$705,402,529	—	—	705,402,529

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2018.

57

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2018 were as follows:

	Purchases	Sales
Sub-Account
500 Index Fund Series NAV	$15,262,111	$20,397,200
Active Bond Trust Series I	143,503	204,116
Active Bond Trust Series NAV	423,414	90,201
Alpha Opportunities Trust Series I (a)	4,783	43,615
Alpha Opportunities Trust Series NAV (b)	84,116	657,538
American Asset Allocation Trust Series I	2,607,797	1,636,182
American Global Growth Trust Series I	697,201	476,601
American Growth Trust Series I	6,676,436	6,566,449
American Growth-Income Trust Series I	3,825,842	6,041,828
American International Trust Series I	3,040,849	3,375,948
Blue Chip Growth Trust Series I	2,264,967	1,188,315
Blue Chip Growth Trust Series NAV	65,156,371	69,596,673
Capital Appreciation Trust Series I	2,176,875	1,934,661
Capital Appreciation Trust Series NAV	902,291	358,768
Capital Appreciation Value Trust Series I	114,472	118,015
Capital Appreciation Value Trust Series NAV	768,695	479,967
Core Bond Trust Series I	3,693,916	3,263,129
Core Bond Trust Series NAV	6,577,515	4,304,106
Emerging Markets Value Trust Series I	426,897	170,734
Emerging Markets Value Trust Series NAV	1,250,637	917,072
Equity Income Trust Series I	1,785,750	1,835,043
Equity Income Trust Series NAV	65,384,140	59,767,354
Financial Industries Trust Series I	175,398	220,005
Financial Industries Trust Series NAV	318,099	264,183
Fundamental All Cap Core Trust Series I	66,053	239,397
Fundamental All Cap Core Trust Series NAV	709,710	345,935
Fundamental Large Cap Value Trust Series I	150,449	384,902
Fundamental Large Cap Value Trust Series NAV	1,256,388	1,525,277
Global Bond Trust Series I	189,896	93,718
Global Bond Trust Series NAV	3,519,406	2,921,350
Global Trust Series I	520,384	1,316,683
Global Trust Series NAV	584,248	351,436
Health Sciences Trust Series I	908,095	462,805
Health Sciences Trust Series NAV	1,671,699	2,066,644
High Yield Trust Series I	437,631	657,561
High Yield Trust Series NAV	774,494	193,742
International Equity Index Series I	902,752	1,348,924
International Equity Index Series NAV	6,883,988	6,043,250
International Growth Stock Trust Series I	134,145	1,951,516
International Growth Stock Trust Series NAV	3,504,879	3,095,490
International Small Company Trust Series I	142,285	421,437
International Small Company Trust Series NAV	460,347	585,409
International Value Trust Series I	617,615	1,612,150
International Value Trust Series NAV	1,099,203	1,934,628
Investment Quality Bond Trust Series I	691,630	833,157
Investment Quality Bond Trust Series NAV	301,204	356,146
Lifestyle Balanced Portfolio Series NAV	14,192	6,765
Lifestyle Growth Portfolio Series I	6,300	210,882
Lifestyle Growth Portfolio Series NAV	410,848	305,265

58

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

6.	Purchases and Sales of Investments — (continued):

	Purchases	Sales
Sub-Account
M Capital Appreciation	$84,420	$7,552
M Large Cap Growth	1	0
Managed Volatility Aggressive Portfolio Series I	327,929	150,206
Managed Volatility Aggressive Portfolio Series NAV	1,714,734	1,180,751
Managed Volatility Balanced Portfolio Series I	607,963	731,486
Managed Volatility Balanced Portfolio Series NAV	3,324,935	1,961,356
Managed Volatility Conservative Portfolio Series I	525,981	642,685
Managed Volatility Conservative Portfolio Series NAV	2,311,448	981,684
Managed Volatility Growth Portfolio Series I	740,445	593,010
Managed Volatility Growth Portfolio Series NAV	5,340,767	5,163,740
Managed Volatility Moderate Portfolio Series I	762,033	427,102
Managed Volatility Moderate Portfolio Series NAV	1,141,509	867,764
Mid Cap Index Trust Series I	1,211,118	1,300,210
Mid Cap Index Trust Series NAV	3,735,658	3,553,921
Mid Cap Stock Trust Series I	837,373	412,779
Mid Cap Stock Trust Series NAV	4,642,311	3,557,456
Mid Value Trust Series I	665,024	598,975
Mid Value Trust Series NAV	2,616,416	3,096,938
Money Market Trust Series I	12,606,798	12,943,377
Money-Market Trust Series NAV	51,019,221	40,051,282
PIMCO All Asset	1,480,137	670,949
Real Estate Securities Trust Series I	661,296	1,107,635
Real Estate Securities Trust Series NAV	3,580,287	5,083,091
Science & Technology Trust Series I	2,120,550	1,658,774
Science & Technology Trust Series NAV	5,623,069	2,691,232
Select Bond Trust Series I	718,744	951,302
Select Bond Trust Series NAV	362,001	803,986
Short Term Government Income Trust Series I	399,961	244,192
Short Term Government Income Trust Series NAV	4,507,467	1,270,137
Small Cap Index Trust Series I	1,043,853	611,929
Small Cap Index Trust Series NAV	7,707,152	3,220,110
Small Cap Opportunities Trust Series I	3,101,851	1,710,915
Small Cap Opportunities Trust Series NAV	236,760	105,238
Small Cap Stock Trust Series I	430,109	457,668
Small Cap Stock Trust Series NAV	2,322,875	6,241,417
Small Cap Value Trust Series I	169,859	149,703
Small Cap Value Trust Series NAV	2,744,156	2,764,869
Small Company Value Trust Series I	563,785	607,322
Small Company Value Trust Series NAV	538,832	327,311
Strategic Income Opportunities Trust Series I	598,354	624,317
Strategic Income Opportunities Trust Series NAV	1,176,196	713,628
Total Bond Market Series Trust NAV	22,011,385	24,482,737
Total Stock Market Index Trust Series I	769,061	1,924,098
Total Stock Market Index Trust Series NAV	17,545,629	16,905,585
Ultra Short Term Bond Trust Series I	48	497
Ultra Short Term Bond Trust Series NAV	341,807	232,082
Utilities Trust Series I	109,633	236,110
Utilities Trust Series NAV	366,545	487,565

59

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

6.	Purchases and Sales of Investments — (continued):

(a)

Terminated as an investment option and funds transferred to Mid Cap Stock Trust Series I on April 27, 2018. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(b)

Terminated as an investment option and funds transferred to Mid Cap Stock Trust Series NAV on April 27, 2018. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

60

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
500 Index Fund Series NAV (*)	2018	1,733	$55.90 to $ 31.75	$77,745	0.70% to 0.00%	1.37%	-4.64% to -5.32%
	2017	1,888	58.62 to 33.53	89,400	0.70 to 0.00	1.69	21.54 to 20.70
	2016	2,089	48.23 to 27.78	82,800	0.70 to 0.00	1.84	11.64 to 10.86
	2015	1,981	43.20 to 25.06	71,734	0.70 to 0.00	1.79	1.15 to 0.44
	2014	1,978	26.70 to 24.48	70,166	0.90 to 0.00	1.74	13.43 to 12.41

Active Bond Trust Series I (*)	2018	30	23.10 to 21.73	675	0.65 to 0.20	3.13	-0.80 to -1.25
	2017	34	23.29 to 22.00	763	0.65 to 0.20	4.13	4.63 to 4.16
	2016	28	22.26 to 21.12	586	0.65 to 0.20	3.60	4.14 to 3.66
	2015	30	21.37 to 20.38	623	0.65 to 0.20	4.95	-0.03 to -0.49
	2014	32	21.80 to 19.99	652	0.90 to 0.00	3.76	6.82 to 5.85

Active Bond Trust Series NAV (*)	2018	17	77.56 to 77.56	1,357	0.00 to 0.00	3.48	-0.55 to -0.55
	2017	14	77.99 to 77.99	1,068	0.00 to 0.00	4.02	4.89 to 4.89
	2016	7	74.36 to 74.36	518	0.00 to 0.00	4.10	4.50 to 4.50
	2015	5	71.15 to 71.15	340	0.00 to 0.00	5.26	0.12 to 0.12
	2014	4	71.07 to 71.07	258	0.00 to 0.00	4.64	6.97 to 6.97

American Asset Allocation Trust Series I (*)	2018	604	18.46 to 17.12	10,661	0.70 to 0.00	1.64	-4.91 to -5.57
	2017	630	19.41 to 18.13	11,728	0.70 to 0.00	1.26	15.79 to 14.99
	2016	563	16.76 to 15.77	9,005	0.70 to 0.00	1.27	8.99 to 8.23
	2015	598	15.38 to 14.57	8,795	0.70 to 0.00	2.04	1.06 to 0.35
	2014	638	15.22 to 14.33	9,330	0.90 to 0.00	1.40	5.05 to 4.10

American Global Growth Trust Series I (*)	2018	39	18.63 to 17.67	728	0.65 to 0.00	0.68	-9.37 to -9.96
	2017	32	20.55 to 19.62	660	0.65 to 0.00	0.24	30.92 to 30.06
	2016	30	15.70 to 15.09	469	0.65 to 0.00	1.02	0.29 to -0.36
	2015	27	15.66 to 15.14	427	0.65 to 0.00	1.58	6.64 to 5.94
	2014	20	14.68 to 14.14	294	0.90 to 0.00	1.03	1.97 to 1.05

American Growth Trust Series I (*)	2018	381	42.51 to 31.23	12,294	0.65 to 0.00	0.33	-0.66 to -1.30
	2017	472	43.07 to 31.43	15,257	0.65 to 0.00	0.38	27.86 to 27.04
	2016	537	33.90 to 24.58	13,960	0.65 to 0.00	0.41	9.08 to 8.37
	2015	488	31.29 to 22.54	11,721	0.65 to 0.00	0.23	6.44 to 5.75
	2014	606	28.74 to 21.17	13,915	0.90 to 0.00	0.83	8.13 to 7.17

American Growth-Income Trust Series I (*)	2018	280	35.87 to 26.78	9,361	0.70 to 0.00	1.10	-2.18 to -2.87
	2017	414	36.92 to 27.38	13,401	0.70 to 0.00	1.06	22.03 to 21.18
	2016	486	30.47 to 22.44	13,415	0.70 to 0.00	1.72	11.10 to 10.33
	2015	469	27.62 to 20.19	11,818	0.70 to 0.00	1.32	1.11 to 0.41
	2014	502	26.88 to 19.97	12,621	0.90 to 0.00	0.93	10.25 to 9.27

American International Trust Series I (*)	2018	268	32.54 to 20.44	6,118	0.65 to 0.00	2.46	-13.46 to -14.02
	2017	306	37.84 to 23.62	7,988	0.65 to 0.00	0.53	31.65 to 30.80
	2016	776	28.93 to 17.94	14,938	0.65 to 0.00	0.97	3.12 to 2.45
	2015	849	28.24 to 17.40	15,951	0.65 to 0.00	1.13	-4.82 to -5.44
	2014	886	29.02 to 18.28	17,920	0.90 to 0.00	1.07	-3.05 to -3.92

Blue Chip Growth Trust Series I (*)	2018	137	73.44 to 67.11	9,434	0.70 to 0.20	0.02	1.77 to 1.26
	2017	142	72.16 to 66.28	9,564	0.70 to 0.20	0.07	36.01 to 35.33
	2016	153	53.06 to 48.98	7,724	0.70 to 0.20	0.01	0.61 to 0.11
	2015	174	52.74 to 48.92	8,641	0.70 to 0.20	0.00	10.84 to 10.29
	2014	154	48.93 to 43.14	6,900	0.90 to 0.00	0.00	9.07 to 8.09

Blue Chip Growth Trust Series NAV (*)	2018	318	190.64 to 190.64	60,594	0.00 to 0.00	0.04	2.03 to 2.03
	2017	366	186.84 to 186.84	68,329	0.00 to 0.00	0.11	36.34 to 36.34
	2016	394	137.04 to 137.04	54,032	0.00 to 0.00	0.06	0.85 to 0.85
	2015	345	135.88 to 135.88	46,931	0.00 to 0.00	0.00	11.13 to 11.13
	2014	310	122.28 to 122.28	37,958	0.00 to 0.00	0.00	9.11 to 9.11

Capital Appreciation Trust Series I (*)	2018	213	35.70 to 32.69	7,388	0.70 to 0.20	0.26	-1.00 to -1.50
	2017	244	36.06 to 33.18	8,566	0.70 to 0.20	0.06	36.26 to 35.58
	2016	274	26.47 to 24.48	7,058	0.70 to 0.20	0.00	-1.27 to -1.77
	2015	327	26.81 to 24.92	8,542	0.70 to 0.20	0.00	11.23 to 10.68
	2014	332	24.78 to 21.90	7,804	0.90 to 0.00	0.05	9.65 to 8.67

Capital Appreciation Trust Series NAV (*)	2018	58	36.38 to 36.38	2,100	0.00 to 0.00	0.38	-0.72 to -0.72
	2017	53	36.64 to 36.64	1,946	0.00 to 0.00	0.11	36.51 to 36.51
	2016	62	26.84 to 26.84	1,667	0.00 to 0.00	0.01	-1.00 to -1.00
	2015	65	27.11 to 27.11	1,756	0.00 to 0.00	0.03	11.47 to 11.47
	2014	54	24.32 to 24.32	1,316	0.00 to 0.00	0.09	9.68 to 9.68

Capital Appreciation Value Trust Series I (*)	2018	48	22.52 to 21.47	1,051	0.65 to 0.20	2.08	0.19 to -0.26
	2017	52	22.48 to 21.52	1,154	0.65 to 0.20	1.85	14.91 to 14.40
	2016	18	19.31 to 18.81	330	0.65 to 0.35	1.32	7.74 to 7.42
	2015	18	17.92 to 17.52	321	0.65 to 0.35	0.39	4.92 to 4.60
	2014	180	17.48 to 16.46	3,068	0.90 to 0.00	1.95	12.22 to 11.22

61

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Capital Appreciation Value Trust Series NAV (*)	2018	105	$23.09 to $ 23.09	$2,416	0.00% to 0.00%	2.24%	0.45% to 0.45%
	2017	102	22.99 to 22.99	2,356	0.00 to 0.00	1.53	15.13 to 15.13
	2016	95	19.97 to 19.97	1,900	0.00 to 0.00	2.04	8.19 to 8.19
	2015	14	18.46 to 18.46	263	0.00 to 0.00	1.40	5.27 to 5.27
	2014	10	17.54 to 17.54	170	0.00 to 0.00	1.68	12.38 to 12.38

Core Bond Trust Series I (*)	2018	382	20.87 to 19.63	7,855	0.65 to 0.20	2.54	-0.79 to -1.23
	2017	369	21.03 to 19.88	7,646	0.65 to 0.20	2.00	3.20 to 2.73
	2016	484	20.38 to 19.35	9,744	0.65 to 0.20	1.95	2.54 to 2.08
	2015	557	19.87 to 18.96	10,922	0.65 to 0.20	2.59	0.12 to -0.33
	2014	1	20.25 to 18.56	14	0.90 to 0.00	2.89	5.93 to 4.98

Core Bond Trust Series NAV (*)	2018	1,576	17.25 to 17.25	27,182	0.00 to 0.00	2.68	-0.54 to -0.54
	2017	1,480	17.35 to 17.35	25,673	0.00 to 0.00	2.30	3.47 to 3.47
	2016	1,270	16.76 to 16.76	21,287	0.00 to 0.00	2.15	2.73 to 2.73
	2015	1,411	16.32 to 16.32	23,019	0.00 to 0.00	2.19	0.36 to 0.36
	2014	63	16.26 to 16.26	1,029	0.00 to 0.00	3.47	6.01 to 6.01

Emerging Markets Value Trust Series I (*)	2018	127	15.09 to 14.31	1,904	0.65 to 0.20	2.71	-13.77 to -14.16
	2017	114	17.50 to 16.68	1,987	0.65 to 0.20	4.52	32.44 to 31.84
	2016	6	13.02 to 12.65	72	0.65 to 0.35	2.13	17.60 to 17.24
	2015	6	11.07 to 10.79	68	0.65 to 0.35	1.99	-19.36 to -19.60
	2014	13	14.10 to 13.16	174	0.90 to 0.00	0.96	-5.50 to -6.35

Emerging Markets Value Trust Series NAV (*)	2018	302	12.43 to 12.43	3,759	0.00 to 0.00	2.72	-13.48 to -13.48
	2017	285	14.36 to 14.36	4,086	0.00 to 0.00	2.38	32.67 to 32.67
	2016	126	10.83 to 10.83	1,368	0.00 to 0.00	2.42	18.09 to 18.09
	2015	91	9.17 to 9.17	833	0.00 to 0.00	2.21	-19.05 to -19.05
	2014	94	11.32 to 11.32	1,069	0.00 to 0.00	1.65	-5.37 to -5.37

Equity Income Trust Series I (*)	2018	141	50.10 to 45.79	6,780	0.70 to 0.20	1.85	-9.76 to -10.21
	2017	162	55.52 to 51.00	8,632	0.70 to 0.20	2.21	16.06 to 15.48
	2016	190	47.84 to 44.16	8,763	0.70 to 0.20	2.14	18.88 to 18.29
	2015	240	40.24 to 37.33	9,307	0.70 to 0.20	1.68	-6.93 to -7.40
	2014	330	44.46 to 39.20	13,816	0.90 to 0.00	1.98	7.47 to 6.51

Equity Income Trust Series NAV (*)	2018	715	53.66 to 53.66	38,346	0.00 to 0.00	2.00	-9.52 to -9.52
	2017	785	59.30 to 59.30	46,533	0.00 to 0.00	2.47	16.28 to 16.28
	2016	730	51.00 to 51.00	37,229	0.00 to 0.00	2.26	19.18 to 19.18
	2015	824	42.79 to 42.79	35,253	0.00 to 0.00	1.98	-6.66 to -6.66
	2014	908	45.85 to 45.85	41,633	0.00 to 0.00	2.00	7.55 to 7.55

Financial Industries Trust Series I (*)	2018	25	26.14 to 24.15	612	0.65 to 0.20	1.20	-14.66 to -15.05
	2017	28	30.63 to 28.43	821	0.65 to 0.20	1.03	15.05 to 14.54
	2016	35	26.63 to 24.82	888	0.65 to 0.20	1.31	19.13 to 18.60
	2015	32	22.35 to 20.93	682	0.65 to 0.20	0.60	-2.84 to -3.27
	2014	66	23.65 to 20.91	1,468	0.90 to 0.00	0.85	8.65 to 7.67

Financial Industries Trust Series NAV (*)	2018	11	32.70 to 32.70	347	0.00 to 0.00	1.16	-14.38 to -14.38
	2017	10	38.19 to 38.19	379	0.00 to 0.00	1.32	15.29 to 15.29
	2016	9	33.13 to 33.13	300	0.00 to 0.00	1.30	19.47 to 19.47
	2015	14	27.73 to 27.73	379	0.00 to 0.00	1.02	-2.58 to -2.58
	2014	15	28.46 to 28.46	421	0.00 to 0.00	0.68	8.64 to 8.64

Fundamental All Cap Core Trust Series I (*)	2018	4	44.17 to 41.16	193	0.65 to 0.20	0.36	-13.33 to -13.73
	2017	8	50.96 to 47.71	418	0.65 to 0.20	0.74	27.44 to 26.87
	2016	8	39.99 to 37.61	327	0.65 to 0.20	0.52	8.12 to 7.64
	2015	12	36.99 to 34.94	438	0.65 to 0.20	0.00	3.81 to 3.34
	2014	9	36.47 to 32.84	306	0.90 to 0.00	0.38	9.75 to 8.76

Fundamental All Cap Core Trust Series NAV (*)	2018	87	27.11 to 27.11	2,370	0.00 to 0.00	0.48	-13.16 to -13.16
	2017	88	31.22 to 31.22	2,761	0.00 to 0.00	0.92	27.77 to 27.77
	2016	59	24.44 to 24.44	1,446	0.00 to 0.00	0.70	8.40 to 8.40
	2015	58	22.55 to 22.55	1,309	0.00 to 0.00	0.00	4.09 to 4.09
	2014	47	21.66 to 21.66	1,009	0.00 to 0.00	0.48	9.81 to 9.81

Fundamental Large Cap Value Trust Series I (*)	2018	101	29.23 to 27.17	2,842	0.70 to 0.20	1.11	-17.20 to -17.61
	2017	108	35.30 to 32.98	3,699	0.70 to 0.20	1.51	17.20 to 16.62
	2016	160	30.12 to 28.28	4,698	0.70 to 0.20	2.16	9.95 to 9.41
	2015	217	27.40 to 25.85	5,781	0.70 to 0.20	0.97	-1.31 to -1.80
	2014	270	28.36 to 25.76	7,281	0.90 to 0.00	1.21	10.61 to 9.62

Fundamental Large Cap Value Trust Series NAV (*)	2018	305	21.23 to 21.23	6,469	0.00 to 0.00	1.18	-17.03 to -17.03
	2017	320	25.59 to 25.59	8,185	0.00 to 0.00	1.72	17.54 to 17.54
	2016	317	21.77 to 21.77	6,911	0.00 to 0.00	2.58	10.21 to 10.21
	2015	191	19.75 to 19.75	3,773	0.00 to 0.00	1.03	-1.06 to -1.06
	2014	168	19.96 to 19.96	3,363	0.00 to 0.00	0.84	10.66 to 10.66

62

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Global Bond Trust Series I (*)	2018	36	$30.67 to $ 28.04	$1,065	0.70% to 0.20%	2.71%	-2.10% to -2.58%
	2017	34	31.33 to 28.78	1,015	0.70 to 0.20	2.36	8.54 to 8.00
	2016	36	28.86 to 26.65	1,015	0.70 to 0.20	0.00	2.85 to 2.33
	2015	41	28.07 to 26.04	1,123	0.70 to 0.20	1.76	-3.70 to -4.17
	2014	89	29.98 to 26.43	2,487	0.90 to 0.00	0.93	2.28 to 1.36

Global Bond Trust Series NAV (*)	2018	282	32.75 to 32.75	9,227	0.00 to 0.00	2.70	-1.74 to -1.74
	2017	271	33.33 to 33.33	9,043	0.00 to 0.00	2.29	8.71 to 8.71
	2016	213	30.66 to 30.66	6,545	0.00 to 0.00	0.00	3.15 to 3.15
	2015	201	29.73 to 29.73	5,977	0.00 to 0.00	2.49	-3.51 to -3.51
	2014	225	30.81 to 30.81	6,936	0.00 to 0.00	1.08	2.42 to 2.42

Global Trust Series I (*)	2018	52	31.30 to 28.60	1,515	0.70 to 0.20	1.53	-14.67 to -15.09
	2017	76	36.67 to 33.68	2,608	0.70 to 0.20	1.97	18.64 to 18.05
	2016	75	30.91 to 28.53	2,158	0.70 to 0.20	4.37	9.25 to 8.70
	2015	83	28.30 to 26.25	2,224	0.70 to 0.20	1.81	-6.61 to -7.08
	2014	113	31.16 to 27.47	3,234	0.90 to 0.00	3.40	-2.60 to -3.47

Global Trust Series NAV (*)	2018	131	18.01 to 18.01	2,358	0.00 to 0.00	1.91	-14.42 to -14.42
	2017	123	21.04 to 21.04	2,579	0.00 to 0.00	2.00	18.90 to 18.90
	2016	115	17.70 to 17.70	2,032	0.00 to 0.00	4.62	9.46 to 9.46
	2015	123	16.17 to 16.17	1,989	0.00 to 0.00	1.96	-6.33 to -6.33
	2014	128	17.26 to 17.26	2,209	0.00 to 0.00	4.54	-2.51 to -2.51

Health Sciences Trust Series I (*)	2018	61	86.24 to 79.65	5,104	0.65 to 0.20	0.00	0.48 to 0.03
	2017	62	85.82 to 79.62	5,158	0.65 to 0.20	0.00	27.25 to 26.68
	2016	67	67.44 to 62.85	4,375	0.65 to 0.20	0.06	-10.75 to -11.15
	2015	110	75.57 to 70.74	8,069	0.65 to 0.20	0.00	12.47 to 11.97
	2014	100	69.05 to 61.05	6,505	0.90 to 0.00	0.00	31.83 to 30.65

Health Sciences Trust Series NAV (*)	2018	82	69.79 to 69.79	5,691	0.00 to 0.00	0.00	0.76 to 0.76
	2017	95	69.27 to 69.27	6,555	0.00 to 0.00	0.00	27.61 to 27.61
	2016	93	54.28 to 54.28	5,051	0.00 to 0.00	0.11	-10.54 to -10.54
	2015	81	60.67 to 60.67	4,921	0.00 to 0.00	0.00	12.76 to 12.76
	2014	83	53.81 to 53.81	4,454	0.00 to 0.00	0.00	31.85 to 31.85

High Yield Trust Series I (*)	2018	78	33.50 to 30.63	2,523	0.70 to 0.20	5.76	-3.21 to -3.69
	2017	89	34.61 to 31.81	2,979	0.70 to 0.20	5.79	7.28 to 6.75
	2016	114	32.27 to 29.80	3,561	0.70 to 0.20	7.03	16.03 to 15.45
	2015	102	27.81 to 25.81	2,758	0.70 to 0.20	7.30	-8.51 to -8.96
	2014	134	31.25 to 27.57	3,941	0.90 to 0.00	6.42	0.12 to -0.78

High Yield Trust Series NAV (*)	2018	86	23.52 to 23.52	2,011	0.00 to 0.00	6.89	-3.02 to -3.02
	2017	67	24.25 to 24.25	1,622	0.00 to 0.00	4.30	7.46 to 7.46
	2016	124	22.57 to 22.57	2,802	0.00 to 0.00	6.85	16.56 to 16.56
	2015	117	19.36 to 19.36	2,264	0.00 to 0.00	6.07	-8.38 to -8.38
	2014	185	21.14 to 21.14	3,920	0.00 to 0.00	7.74	0.00 to 0.00

International Equity Index Series I (*)	2018	608	12.30 to 11.96	7,383	0.65 to 0.20	2.26	-14.27 to -14.66
	2017	651	14.34 to 14.02	9,241	0.65 to 0.20	2.46	27.05 to 26.49
	2016	498	11.29 to 11.08	5,569	0.65 to 0.20	2.47	4.24 to 3.77
	2015	420	10.83 to 10.68	4,525	0.65 to 0.20	2.54	-6.11 to -6.53
	2014	382	11.58 to 11.36	4,392	0.90 to 0.00	3.21	-4.61 to -5.47

International Equity Index Series NAV (*)	2018	311	48.91 to 48.91	15,197	0.00 to 0.00	2.43	-14.10 to -14.10
	2017	304	56.94 to 56.94	17,323	0.00 to 0.00	2.37	27.45 to 27.45
	2016	252	44.68 to 44.68	11,245	0.00 to 0.00	2.78	4.43 to 4.43
	2015	276	42.78 to 42.78	11,819	0.00 to 0.00	2.45	-5.80 to -5.80
	2014	274	45.42 to 45.42	12,445	0.00 to 0.00	3.02	-4.57 to -4.57

International Growth Stock Trust Series I (*)	2018	75	12.34 to 12.00	919	0.65 to 0.20	0.78	-14.60 to -14.98
	2017	210	14.45 to 14.12	3,021	0.65 to 0.20	1.61	21.61 to 21.07
	2016	126	11.88 to 11.66	1,485	0.65 to 0.20	1.81	-1.51 to -1.95
	2015	131	12.06 to 11.89	1,579	0.65 to 0.20	3.18	-2.46 to -2.90
	2014	32	12.42 to 12.18	390	0.90 to 0.00	2.16	0.20 to -0.70

International Growth Stock Trust Series NAV (*)	2018	736	12.53 to 12.53	9,223	0.00 to 0.00	1.64	-14.43 to -14.43
	2017	749	14.64 to 14.64	10,972	0.00 to 0.00	1.51	21.90 to 21.90
	2016	740	12.01 to 12.01	8,892	0.00 to 0.00	1.73	-1.19 to -1.19
	2015	696	12.16 to 12.16	8,457	0.00 to 0.00	1.83	-2.23 to -2.23
	2014	664	12.43 to 12.43	8,259	0.00 to 0.00	1.93	0.19 to 0.19

International Small Company Trust Series I (*)	2018	28	16.08 to 15.37	435	0.70 to 0.20	1.47	-20.26 to -20.66
	2017	44	20.16 to 19.37	854	0.70 to 0.20	1.44	29.20 to 28.56
	2016	33	15.61 to 15.06	497	0.70 to 0.20	1.86	4.69 to 4.17
	2015	40	14.91 to 14.46	587	0.70 to 0.20	1.51	6.32 to 5.80
	2014	70	14.17 to 13.53	964	0.90 to 0.00	1.38	-6.89 to -7.73

63

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
International Small Company Trust Series NAV (*)	2018		74	$16.45 to $16.45	$1,216	0.00% to 0.00%	1.17%	-20.07% to -20.07%
	2017		80	20.59 to 20.59	1,648	0.00 to 0.00	1.69	29.59 to 29.59
	2016		57	15.89 to 15.89	904	0.00 to 0.00	1.97	4.95 to 4.95
	2015		66	15.14 to 15.14	1,004	0.00 to 0.00	1.77	6.68 to 6.68
	2014		78	14.19 to 14.19	1,103	0.00 to 0.00	1.44	-6.85 to -6.85

International Value Trust Series I (*)	2018		188	23.54 to 21.51	4,299	0.70 to 0.20	2.28	-15.20 to -15.63
	2017		231	27.75 to 25.49	6,222	0.70 to 0.20	1.84	16.91 to 16.32
	2016		245	23.74 to 21.91	5,665	0.70 to 0.20	2.83	12.02 to 11.46
	2015		174	21.19 to 19.66	3,623	0.70 to 0.20	1.92	-7.99 to -8.45
	2014		159	23.69 to 20.88	3,565	0.90 to 0.00	2.80	-12.51 to -13.29

International Value Trust Series NAV (*)	2018		326	15.94 to 15.94	5,192	0.00 to 0.00	2.53	-14.96 to -14.96
	2017		385	18.75 to 18.75	7,215	0.00 to 0.00	2.01	17.25 to 17.25
	2016		345	15.99 to 15.99	5,518	0.00 to 0.00	2.38	12.20 to 12.20
	2015		288	14.25 to 14.25	4,105	0.00 to 0.00	1.96	-7.72 to -7.72
	2014		297	15.44 to 15.44	4,589	0.00 to 0.00	2.99	-12.47 to -12.47

Investment Quality Bond Trust Series I (*)	2018		130	34.22 to 31.28	4,279	0.70 to 0.20	2.68	-1.02 to -1.51
	2017		139	34.57 to 31.76	4,608	0.70 to 0.20	2.62	4.39 to 3.88
	2016		147	33.12 to 30.57	4,666	0.70 to 0.20	2.20	4.09 to 3.56
	2015		156	31.82 to 29.52	4,775	0.70 to 0.20	1.85	-1.02 to -1.51
	2014		169	33.07 to 29.15	5,210	0.90 to 0.00	3.35	5.48 to 4.53

Investment Quality Bond Trust Series NAV (*)	2018		42	17.20 to 17.20	727	0.00 to 0.00	3.02	-0.67 to -0.67
	2017		47	17.32 to 17.32	822	0.00 to 0.00	2.73	4.67 to 4.67
	2016		44	16.55 to 16.55	729	0.00 to 0.00	2.42	4.26 to 4.26
	2015		44	15.87 to 15.87	691	0.00 to 0.00	1.94	-0.68 to -0.68
	2014		44	15.98 to 15.98	697	0.00 to 0.00	3.30	5.54 to 5.54

Lifestyle Balanced Portfolio Series NAV (*)	2018	(i)	1	12.24 to 12.24	7	0.00 to 0.00	10.50	-3.29 to -3.29

Lifestyle Growth Portfolio Series I (*)	2018		10	10.96 to 10.96	108	0.65 to 0.65	1.45	-6.73 to -6.73
	2017		28	11.75 to 11.75	324	0.65 to 0.65	2.93	15.37 to 15.37
	2016		1	10.19 to 10.19	9	0.65 to 0.65	9.65	1.87 to 1.87

Lifestyle Growth Portfolio Series NAV (*)	2018		198	12.64 to 12.64	2,501	0.00 to 0.00	2.22	-6.07 to -6.07
	2017		197	13.46 to 13.46	2,653	0.00 to 0.00	8.30	16.20 to 16.20
	2016		11	11.59 to 11.59	128	0.00 to 0.00	10.08	1.99 to 1.99

M Capital Appreciation	2018		3	98.31 to 98.31	266	0.00 to 0.00	0.30	-14.15 to -14.15
	2017		3	114.51 to 114.51	294	0.00 to 0.00	0.00	19.02 to 19.02
	2016		6	96.21 to 96.21	529	0.00 to 0.00	0.00	21.06 to 21.06
	2015		4	79.47 to 79.47	329	0.00 to 0.00	0.00	-6.58 to -6.58
	2014		3	85.07 to 85.07	285	0.00 to 0.00	0.00	12.42 to 12.42

Managed Volatility Aggressive Portfolio Series I (*)	2018		40	31.66 to 29.20	1,163	0.65 to 0.20	2.16	-8.65 to -9.06
	2017		37	34.65 to 32.11	1,200	0.65 to 0.20	1.71	22.57 to 22.03
	2016		40	28.27 to 26.31	1,056	0.65 to 0.20	1.55	1.75 to 1.29
	2015		40	27.78 to 25.98	1,050	0.65 to 0.20	1.41	-6.04 to -6.46
	2014		66	30.41 to 26.82	1,847	0.90 to 0.00	1.98	1.40 to 0.49

Managed Volatility Aggressive Portfolio Series NAV (*)	2018		215	20.19 to 20.19	4,347	0.00 to 0.00	2.20	-8.32 to -8.32
	2017		208	22.03 to 22.03	4,576	0.00 to 0.00	1.73	22.88 to 22.88
	2016		266	17.93 to 17.93	4,766	0.00 to 0.00	1.35	1.89 to 1.89
	2015		366	17.59 to 17.59	6,434	0.00 to 0.00	2.05	-5.79 to -5.79
	2014		384	18.67 to 18.67	7,176	0.00 to 0.00	3.07	1.54 to 1.54

Managed Volatility Balanced Portfolio Series I (*)	2018		97	37.02 to 34.14	3,321	0.65 to 0.20	2.24	-5.08 to -5.51
	2017		109	39.00 to 36.13	3,941	0.65 to 0.20	2.02	13.90 to 13.40
	2016		133	34.24 to 31.86	4,245	0.65 to 0.20	1.95	4.58 to 4.11
	2015		147	32.74 to 30.60	4,491	0.65 to 0.20	2.84	-2.45 to -2.88
	2014		142	34.52 to 30.43	4,473	0.90 to 0.00	1.67	4.29 to 3.35

Managed Volatility Balanced Portfolio Series NAV (*)	2018		796	19.58 to 19.58	15,600	0.00 to 0.00	2.37	-4.82 to -4.82
	2017		804	20.58 to 20.58	16,546	0.00 to 0.00	2.18	14.15 to 14.15
	2016		950	18.02 to 18.02	17,126	0.00 to 0.00	2.23	4.91 to 4.91
	2015		880	17.18 to 17.18	15,117	0.00 to 0.00	2.49	-2.20 to -2.20
	2014		942	17.57 to 17.57	16,551	0.00 to 0.00	2.70	4.25 to 4.25

Managed Volatility Conservative Portfolio Series I (*)	2018		37	36.45 to 33.61	1,249	0.65 to 0.20	2.50	-2.37 to -2.82
	2017		42	37.34 to 34.59	1,464	0.65 to 0.20	2.40	7.60 to 7.12
	2016		56	34.70 to 32.29	1,829	0.65 to 0.20	2.39	4.37 to 3.91
	2015		58	33.25 to 31.08	1,842	0.65 to 0.20	2.54	-0.15 to -0.61
	2014		72	34.24 to 30.19	2,267	0.90 to 0.00	1.72	5.02 to 4.08

Managed Volatility Conservative Portfolio Series NAV (*)	2018		314	18.13 to 18.13	5,694	0.00 to 0.00	2.96	-2.21 to -2.21
	2017		259	18.54 to 18.54	4,800	0.00 to 0.00	2.51	7.94 to 7.94

64

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Managed Volatility Conservative Portfolio Series NAV (*)	2016	282	$17.17 to $17.17	$4,839	0.00% to 0.00%	2.57%	4.53% to 4.53%
	2015	277	16.43 to 16.43	4,546	0.00 to 0.00	2.71	0.18 to 0.18
	2014	338	16.40 to 16.40	5,549	0.00 to 0.00	2.76	4.98 to 4.98

Managed Volatility Growth Portfolio Series I (*)	2018	86	34.61 to 31.91	2,777	0.65 to 0.20	2.09	-6.73 to -7.15
	2017	91	37.11 to 34.37	3,157	0.65 to 0.20	1.91	18.35 to 17.82
	2016	100	31.36 to 29.17	2,959	0.65 to 0.20	1.61	3.12 to 2.67
	2015	127	30.41 to 28.41	3,612	0.65 to 0.20	2.66	-4.72 to -5.15
	2014	110	32.82 to 28.93	3,336	0.90 to 0.00	1.94	2.16 to 1.25

Managed Volatility Growth Portfolio Series NAV (*)	2018	1,014	19.72 to 19.72	20,004	0.00 to 0.00	2.13	-6.56 to -6.56
	2017	1,108	21.11 to 21.11	23,388	0.00 to 0.00	1.88	18.71 to 18.71
	2016	1,378	17.78 to 17.78	24,499	0.00 to 0.00	1.95	3.38 to 3.38
	2015	1,440	17.20 to 17.20	24,773	0.00 to 0.00	2.29	-4.55 to -4.55
	2014	1,382	18.02 to 18.02	24,906	0.00 to 0.00	2.72	2.28 to 2.28

Managed Volatility Moderate Portfolio Series I (*)	2018	58	37.90 to 34.95	2,091	0.65 to 0.20	2.57	-4.18 to -4.61
	2017	55	39.56 to 36.64	2,047	0.65 to 0.20	2.43	11.66 to 11.16
	2016	54	35.43 to 32.96	1,825	0.65 to 0.20	2.25	5.08 to 4.61
	2015	57	33.71 to 31.51	1,808	0.65 to 0.20	2.58	-1.11 to -1.56
	2014	58	35.06 to 30.90	1,869	0.90 to 0.00	2.75	4.94 to 4.00

Managed Volatility Moderate Portfolio Series NAV (*)	2018	328	19.40 to 19.40	6,364	0.00 to 0.00	2.42	-3.93 to -3.93
	2017	344	20.19 to 20.19	6,949	0.00 to 0.00	1.92	12.02 to 12.02
	2016	534	18.03 to 18.03	9,624	0.00 to 0.00	2.22	5.25 to 5.25
	2015	528	17.13 to 17.13	9,046	0.00 to 0.00	2.49	-0.86 to -0.86
	2014	580	17.27 to 17.27	10,015	0.00 to 0.00	2.97	4.99 to 4.99

Mid Cap Index Trust Series I (*)	2018	171	48.50 to 44.31	7,927	0.70 to 0.20	1.11	-11.63 to -12.08
	2017	186	54.88 to 50.40	9,765	0.70 to 0.20	0.53	15.58 to 15.00
	2016	154	47.49 to 43.83	7,075	0.70 to 0.20	1.18	19.87 to 19.28
	2015	165	39.61 to 36.74	6,321	0.70 to 0.20	1.13	-2.79 to -3.27
	2014	145	41.90 to 36.95	5,654	0.90 to 0.00	0.98	9.34 to 8.36

Mid Cap Index Trust Series NAV (*)	2018	378	33.16 to 33.16	12,527	0.00 to 0.00	1.16	-11.45 to -11.45
	2017	406	37.45 to 37.45	15,217	0.00 to 0.00	0.58	15.86 to 15.86
	2016	335	32.32 to 32.32	10,816	0.00 to 0.00	0.87	20.17 to 20.17
	2015	861	26.89 to 26.89	23,160	0.00 to 0.00	1.35	-2.54 to -2.54
	2014	346	27.60 to 27.60	9,542	0.00 to 0.00	1.01	9.40 to 9.40

Mid Cap Stock Trust Series I (*)	2018	88	42.37 to 38.72	3,611	0.70 to 0.20	0.00	-1.76 to -2.25
	2017	87	43.13 to 39.61	3,662	0.70 to 0.20	0.00	28.29 to 27.65
	2016	104	33.62 to 31.03	3,425	0.70 to 0.20	0.00	0.39 to -0.11
	2015	107	33.49 to 31.06	3,500	0.70 to 0.20	0.00	2.79 to 2.28
	2014	100	33.50 to 29.53	3,179	0.90 to 0.00	0.10	8.02 to 7.05

Mid Cap Stock Trust Series NAV (*)	2018	64	96.79 to 96.79	6,198	0.00 to 0.00	0.00	-1.54 to -1.54
	2017	62	98.30 to 98.30	6,056	0.00 to 0.00	0.00	28.66 to 28.66
	2016	78	76.41 to 76.41	5,992	0.00 to 0.00	0.00	0.58 to 0.58
	2015	85	75.96 to 75.96	6,484	0.00 to 0.00	0.00	3.04 to 3.04
	2014	91	73.72 to 73.72	6,701	0.00 to 0.00	0.20	8.11 to 8.11

Mid Value Trust Series I (*)	2018	100	30.32 to 29.03	2,991	0.65 to 0.20	0.78	-11.02 to -11.42
	2017	106	34.08 to 32.78	3,587	0.65 to 0.20	0.90	11.21 to 10.71
	2016	159	30.64 to 29.60	4,842	0.65 to 0.20	1.17	23.77 to 23.22
	2015	162	24.76 to 24.03	3,980	0.65 to 0.20	0.96	-3.62 to -4.06
	2014	229	25.98 to 24.69	5,817	0.90 to 0.00	0.74	10.60 to 9.62

Mid Value Trust Series NAV (*)	2018	183	47.62 to 47.62	8,720	0.00 to 0.00	0.83	-10.68 to -10.68
	2017	210	53.32 to 53.32	11,222	0.00 to 0.00	0.99	11.46 to 11.46
	2016	231	47.84 to 47.84	11,066	0.00 to 0.00	1.24	24.09 to 24.09
	2015	217	38.55 to 38.55	8,364	0.00 to 0.00	0.78	-3.41 to -3.41
	2014	511	39.91 to 39.91	20,406	0.00 to 0.00	0.99	10.70 to 10.70

Money Market Trust Series I (*)	2018	905	21.98 to 20.07	18,872	0.70 to 0.20	1.52	1.34 to 0.83
	2017	931	21.69 to 19.91	19,208	0.70 to 0.20	0.57	0.38 to -0.11
	2016	1,317	21.60 to 19.93	27,416	0.70 to 0.20	0.07	-0.15 to -0.62
	2015	1,286	21.64 to 20.05	26,532	0.70 to 0.20	0.00	-0.19 to -0.72
	2014	1,221	22.29 to 19.65	25,348	0.90 to 0.00	0.00	0.00 to -0.92

Money-Market Trust Series NAV (*)	2018	6,270	10.23 to 10.23	64,149	0.00 to 0.00	1.58	1.60 to 1.60
	2017	5,280	10.07 to 10.07	53,181	0.00 to 0.00	0.63	0.61 to 0.61
	2016	3,628	10.00 to 10.00	36,318	0.00 to 0.00	0.16	0.05 to 0.05

PIMCO All Asset	2018	267	22.17 to 17.29	4,942	0.65 to 0.00	2.97	-5.59 to -6.21
	2017	235	23.64 to 18.31	4,546	0.65 to 0.00	4.49	13.19 to 12.46
	2016	215	21.02 to 16.18	3,668	0.65 to 0.00	2.36	12.59 to 11.85
	2015	208	18.79 to 14.37	3,158	0.65 to 0.00	2.98	-9.31 to -9.90

65

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
PIMCO All Asset	2014		223	$20.32 to $ 15.84	$3,705	0.90% to 0.00%	5.08%	0.23% to -0.66%

Real Estate Securities Trust Series I (*)	2018		44	188.45 to 172.22	7,803	0.70 to 0.20	1.68	-3.66 to -4.14
	2017		47	195.60 to 179.66	8,670	0.70 to 0.20	0.50	6.02 to 5.50
	2016		57	184.49 to 170.30	9,971	0.70 to 0.20	3.37	6.71 to 6.17
	2015		64	172.90 to 160.39	10,349	0.70 to 0.20	1.83	2.47 to 1.96
	2014		74	173.52 to 152.98	11,707	0.90 to 0.00	1.68	31.73 to 30.55

Real Estate Securities Trust Series NAV (*)	2018		74	156.74 to 156.74	11,529	0.00 to 0.00	1.70	-3.43 to -3.43
	2017		84	162.30 to 162.30	13,692	0.00 to 0.00	0.63	6.26 to 6.26
	2016		88	152.74 to 152.74	13,370	0.00 to 0.00	3.58	6.96 to 6.96
	2015		89	142.80 to 142.80	12,731	0.00 to 0.00	1.90	2.80 to 2.80
	2014		99	138.91 to 138.91	13,743	0.00 to 0.00	1.75	31.75 to 31.75

Science & Technology Trust Series I (*)	2018		161	51.77 to 47.31	7,892	0.70 to 0.20	0.00	-0.81 to -1.31
	2017		177	52.19 to 47.93	8,662	0.70 to 0.20	0.05	40.85 to 40.15
	2016		225	37.05 to 34.20	7,948	0.70 to 0.20	0.00	8.17 to 7.63
	2015		271	34.25 to 31.78	8,846	0.70 to 0.20	0.00	6.47 to 5.94
	2014		274	33.10 to 29.18	8,265	0.90 to 0.00	0.00	12.90 to 11.88

Science & Technology Trust Series NAV (*)	2018		166	43.66 to 43.66	7,254	0.00 to 0.00	0.00	-0.57 to -0.57
	2017		130	43.91 to 43.91	5,705	0.00 to 0.00	0.10	41.21 to 41.21
	2016		112	31.10 to 31.10	3,496	0.00 to 0.00	0.00	8.41 to 8.41
	2015		82	28.68 to 28.68	2,339	0.00 to 0.00	0.00	6.78 to 6.78
	2014		84	26.86 to 26.86	2,268	0.00 to 0.00	0.00	12.95 to 12.95

Select Bond Trust Series I (*)	2018	(e)	537	11.71 to 11.35	6,214	0.65 to 0.20	2.72	-0.64 to -1.08
	2017		571	11.79 to 11.47	6,653	0.65 to 0.20	2.69	3.45 to 2.99
	2016		636	11.39 to 11.14	7,180	0.65 to 0.20	3.14	2.85 to 2.39
	2015		528	11.08 to 10.88	5,810	0.65 to 0.20	3.49	0.01 to -0.41
	2014		69	11.16 to 10.84	764	0.90 to 0.00	3.08	5.53 to 4.57

Select Bond Trust Series NAV (*)	2018	(f)	100	11.94 to 11.94	1,188	0.00 to 0.00	2.32	-0.38 to -0.38
	2017		140	11.98 to 11.98	1,682	0.00 to 0.00	1.98	3.65 to 3.65
	2016		664	11.56 to 11.56	7,677	0.00 to 0.00	4.98	3.19 to 3.19
	2015		62	11.20 to 11.20	699	0.00 to 0.00	3.02	0.30 to 0.30
	2014		59	11.17 to 11.17	661	0.00 to 0.00	2.64	5.59 to 5.59

Short Term Government Income Trust Series I (*)	2018		152	10.69 to 10.26	1,589	0.70 to 0.20	2.09	0.60 to 0.12
	2017		140	10.63 to 10.25	1,451	0.70 to 0.20	1.38	0.35 to -0.13
	2016		138	10.59 to 10.26	1,436	0.70 to 0.20	1.80	0.33 to -0.13
	2015		151	10.55 to 10.27	1,562	0.70 to 0.20	1.66	0.41 to -0.06
	2014		163	10.62 to 10.17	1,684	0.90 to 0.00	2.62	1.15 to 0.19

Short Term Government Income Trust Series NAV (*)	2018		486	10.95 to 10.95	5,323	0.00 to 0.00	3.55	0.89 to 0.89
	2017		196	10.86 to 10.86	2,133	0.00 to 0.00	1.52	0.62 to 0.62
	2016		191	10.79 to 10.79	2,057	0.00 to 0.00	1.75	0.63 to 0.63
	2015		132	10.72 to 10.72	1,410	0.00 to 0.00	2.13	0.69 to 0.69
	2014		134	10.65 to 10.65	1,430	0.00 to 0.00	2.08	1.19 to 1.19

Small Cap Index Trust Series I (*)	2018		155	36.54 to 33.39	5,473	0.70 to 0.20	0.95	-11.60 to -12.05
	2017		155	41.34 to 37.96	6,187	0.70 to 0.20	0.44	14.16 to 13.59
	2016		168	36.21 to 33.42	5,910	0.70 to 0.20	1.13	20.73 to 20.13
	2015		200	29.99 to 27.82	5,827	0.70 to 0.20	1.06	-4.77 to -5.24
	2014		186	32.38 to 28.55	5,649	0.90 to 0.00	0.95	4.59 to 3.65

Small Cap Index Trust Series NAV (*)	2018		292	30.42 to 30.42	8,878	0.00 to 0.00	1.22	-11.31 to -11.31
	2017		199	34.30 to 34.30	6,813	0.00 to 0.00	0.52	14.43 to 14.43
	2016		197	29.98 to 29.98	5,906	0.00 to 0.00	1.17	21.02 to 21.02
	2015		217	24.77 to 24.77	5,375	0.00 to 0.00	1.09	-4.59 to -4.59
	2014		230	25.96 to 25.96	5,962	0.00 to 0.00	0.93	4.71 to 4.71

Small Cap Opportunities Trust Series I (*)	2018		294	41.46 to 38.34	11,456	0.70 to 0.20	0.42	-14.02 to -14.45
	2017		324	48.22 to 44.81	14,715	0.70 to 0.20	0.41	10.85 to 10.30
	2016		360	43.50 to 40.62	14,819	0.70 to 0.20	0.47	19.23 to 18.63
	2015		394	36.49 to 34.24	13,649	0.70 to 0.20	0.07	-5.35 to -5.83
	2014		430	39.46 to 35.53	15,811	0.90 to 0.00	0.05	2.39 to 1.47

Small Cap Opportunities Trust Series NAV (*)	2018		16	21.11 to 21.11	331	0.00 to 0.00	0.50	-13.81 to -13.81
	2017		14	24.50 to 24.50	339	0.00 to 0.00	0.39	11.18 to 11.18
	2016		19	22.03 to 22.03	409	0.00 to 0.00	0.54	19.51 to 19.51
	2015		16	18.44 to 18.44	286	0.00 to 0.00	0.14	-5.12 to -5.12
	2014		17	19.43 to 19.43	321	0.00 to 0.00	0.08	2.42 to 2.42

Small Cap Stock Trust Series I (*)	2018	(g)	40	30.27 to 28.93	1,176	0.65 to 0.20	0.00	-5.38 to -5.81
	2017		44	32.00 to 30.71	1,372	0.65 to 0.20	0.00	26.21 to 25.65
	2016		63	25.35 to 24.44	1,544	0.65 to 0.20	0.00	2.09 to 1.63
	2015		46	24.83 to 24.05	1,118	0.65 to 0.20	0.00	-9.03 to -9.44

66

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Small Cap Stock Trust Series I (*)	2014		41	$27.64 to $ 26.15	$1,100	0.90% to 0.00%	0.00	7.57% to 6.61%

Small Cap Stock Trust Series NAV (*)	2018	(h)	47	36.72 to 36.72	1,742	0.00 to 0.00	0.00	-5.22 to -5.22
	2017		135	38.74 to 38.74	5,244	0.00 to 0.00	0.00	26.70 to 26.70
	2016		257	30.58 to 30.58	7,850	0.00 to 0.00	0.00	2.27 to 2.27
	2015		274	29.90 to 29.90	8,184	0.00 to 0.00	0.00	-8.78 to -8.78
	2014		293	32.78 to 32.78	9,611	0.00 to 0.00	0.00	7.60 to 7.60

Small Cap Value Trust Series I (*)	2018		25	26.68 to 25.37	636	0.65 to 0.20	0.68	-12.67 to -13.07
	2017		27	30.55 to 29.18	808	0.65 to 0.20	0.86	3.52 to 3.06
	2016		38	29.51 to 28.32	1,090	0.65 to 0.20	0.74	22.43 to 21.88
	2015		34	24.11 to 23.24	790	0.65 to 0.20	0.38	-1.56 to -2.00
	2014		37	24.84 to 23.29	888	0.90 to 0.00	0.57	7.18 to 6.22

Small Cap Value Trust Series NAV (*)	2018		84	76.12 to 76.12	6,366	0.00 to 0.00	0.72	-12.45 to -12.45
	2017		96	86.94 to 86.94	8,356	0.00 to 0.00	0.94	3.79 to 3.79
	2016		108	83.77 to 83.77	9,050	0.00 to 0.00	0.76	22.68 to 22.68
	2015		115	68.28 to 68.28	7,882	0.00 to 0.00	0.50	-1.31 to -1.31
	2014		128	69.19 to 69.19	8,868	0.00 to 0.00	0.63	7.25 to 7.25

Small Company Value Trust Series I (*)	2018		56	39.40 to 36.00	2,146	0.70 to 0.20	0.37	-13.12 to -13.55
	2017		62	45.35 to 41.65	2,739	0.70 to 0.20	0.22	11.27 to 10.72
	2016		87	40.75 to 37.62	3,467	0.70 to 0.20	0.77	32.05 to 31.39
	2015		101	30.86 to 28.63	3,053	0.70 to 0.20	1.09	-5.79 to -6.26
	2014		167	33.69 to 29.70	5,332	0.90 to 0.00	0.03	0.11 to -0.79

Small Company Value Trust Series NAV (*)	2018		38	27.71 to 27.71	1,062	0.00 to 0.00	0.43	-12.93 to -12.93
	2017		35	31.83 to 31.83	1,129	0.00 to 0.00	0.24	11.58 to 11.58
	2016		23	28.53 to 28.53	648	0.00 to 0.00	0.90	32.33 to 32.33
	2015		21	21.56 to 21.56	454	0.00 to 0.00	0.75	-5.51 to -5.51
	2014		61	22.81 to 22.81	1,392	0.00 to 0.00	0.06	0.14 to 0.14

Strategic Income Opportunities Trust Series I (*)	2018		88	26.77 to 25.05	2,316	0.65 to 0.20	3.68	-5.23 to -5.66
	2017		92	28.25 to 26.55	2,561	0.65 to 0.20	3.00	5.38 to 4.90
	2016		108	26.80 to 25.31	2,834	0.65 to 0.20	2.56	4.92 to 4.45
	2015		105	25.55 to 24.23	2,624	0.65 to 0.20	2.91	1.02 to 0.56
	2014		75	25.83 to 23.47	1,846	0.90 to 0.00	4.00	5.06 to 4.12

Strategic Income Opportunities Trust Series NAV (*)	2018		243	20.48 to 20.48	4,978	0.00 to 0.00	3.90	-5.00 to -5.00
	2017		231	21.56 to 21.56	4,988	0.00 to 0.00	3.38	5.66 to 5.66
	2016		185	20.40 to 20.40	3,772	0.00 to 0.00	2.55	5.19 to 5.19
	2015		179	19.39 to 19.39	3,462	0.00 to 0.00	2.41	1.27 to 1.27
	2014		200	19.15 to 19.15	3,828	0.00 to 0.00	4.09	5.13 to 5.13

Total Bond Market Series Trust NAV (*)	2018		799	25.02 to 25.02	19,993	0.00 to 0.00	2.75	-0.24 to -0.24
	2017		923	25.08 to 25.08	23,146	0.00 to 0.00	2.73	3.34 to 3.34
	2016		1,152	24.27 to 24.27	27,955	0.00 to 0.00	3.32	2.45 to 2.45
	2015		687	23.69 to 23.69	16,288	0.00 to 0.00	2.85	0.30 to 0.30
	2014		693	23.62 to 23.62	16,376	0.00 to 0.00	3.54	6.06 to 6.06

Total Stock Market Index Trust Series I (*)	2018		219	29.21 to 26.69	6,265	0.70 to 0.20	1.11	-5.89 to -6.36
	2017		264	31.03 to 28.50	8,026	0.70 to 0.20	1.47	20.35 to 19.75
	2016		282	25.79 to 23.80	7,153	0.70 to 0.20	1.42	12.16 to 11.60
	2015		274	22.99 to 21.33	6,177	0.70 to 0.20	1.75	-0.83 to -1.33
	2014		134	23.84 to 21.02	2,980	0.90 to 0.00	1.35	11.48 to 10.46

Total Stock Market Index Trust Series NAV (*)	2018		58	101.44 to 101.44	5,909	0.00 to 0.00	1.23	-5.66 to -5.66
	2017		55	107.52 to 107.52	5,861	0.00 to 0.00	1.62	20.65 to 20.65
	2016		28	89.11 to 89.11	2,505	0.00 to 0.00	1.60	12.38 to 12.38
	2015		22	79.30 to 79.30	1,706	0.00 to 0.00	1.43	-0.53 to -0.53
	2014		19	79.72 to 79.72	1,553	0.00 to 0.00	1.30	11.46 to 11.46

Ultra Short Term Bond Trust Series I (*)	2018		0	9.95 to 9.75	3	0.65 to 0.45	1.64	0.97 to 0.70
	2017		0	9.86 to 9.68	3	0.65 to 0.45	0.90	0.23 to -0.04
	2016		1	9.84 to 9.68	9	0.65 to 0.45	1.53	0.10 to -0.17
	2015		1	9.83 to 9.70	9	0.65 to 0.45	1.31	-0.47 to -0.71
	2014		1	10.05 to 9.72	9	0.90 to 0.00	1.61	-0.02 to -0.84

Ultra Short Term Bond Trust Series NAV (*)	2018		67	10.36 to 10.36	698	0.00 to 0.00	1.81	1.53 to 1.53
	2017		58	10.20 to 10.20	590	0.00 to 0.00	1.55	0.62 to 0.62
	2016		63	10.14 to 10.14	635	0.00 to 0.00	1.36	0.67 to 0.67
	2015		124	10.07 to 10.07	1,252	0.00 to 0.00	2.02	0.01 to 0.01
	2014		73	10.07 to 10.07	736	0.00 to 0.00	3.39	0.03 to 0.03

Utilities Trust Series I (*)	2018		24	39.58 to 36.54	894	0.65 to 0.20	3.06	0.68 to 0.23
	2017		28	39.31 to 36.46	1,042	0.65 to 0.20	2.38	14.52 to 14.00
	2016		34	34.33 to 31.98	1,117	0.65 to 0.20	4.59	11.13 to 10.63
	2015		40	30.89 to 28.91	1,200	0.65 to 0.20	2.74	-14.93 to -15.31

67

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Utilities Trust Series I (*)	2014	64	$37.33 to $ 33.00	$2,201	0.90% to 0.00%	3.07%	12.59% to 11.58%

Utilities Trust Series NAV (*)	2018	58	32.88 to 32.88	1,921	0.00 to 0.00	3.36	0.93 to 0.93
	2017	64	32.57 to 32.57	2,091	0.00 to 0.00	2.56	14.82 to 14.82
	2016	60	28.37 to 28.37	1,713	0.00 to 0.00	4.56	11.43 to 11.43
	2015	61	25.46 to 25.46	1,544	0.00 to 0.00	3.30	-14.79 to -14.79
	2014	150	29.88 to 29.88	4,484	0.00 to 0.00	3.46	12.72 to 12.72

68

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

(*)	Sub-account that invests in affiliated Trust.

(a)

As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, STA, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c)

These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d)

These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e)	Renamed on April 30, 2018. Previously known as Bond Trust Series I.

(f)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

(g)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series I.

(h)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

(i)	Sub-account available in prior year but no activity.

69

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

8.	Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable life contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9.	Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-accounts and are reflected as terminations.

The Company deducts from the assets of the Account a daily charge equivalent to annual rates between 0.00% and 0.70% of the average net value of the Account’s assets for the assumption of mortality and expense risks.

70

Prospectus dated April 29, 2019
for interests in
John Hancock Life Insurance Company (U.S.A.) Separate Account N
Interests are made available under
Corporate VUL
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
500 Index
Active Bond
American Asset Allocation
American Global Growth
American Growth
American Growth-Income
American International
Blue Chip Growth
Capital Appreciation
Capital Appreciation Value
Core Bond
Emerging Markets Value
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Value
Global
Global Bond
Health Sciences
High Yield
International Equity Index
International Growth Stock
International Small Company
International Value
Investment Quality Bond
Lifestyle Balanced
Lifestyle Conservative
Lifestyle Growth
Lifestyle Moderate
Managed Volatility Aggressive
Managed Volatility Balanced
Managed Volatility Conservative
Managed Volatility Growth
Managed Volatility Moderate
Mid Cap Index
Mid Cap Stock
Mid Value
Money Market
PIMCO VIT All Asset
Real Estate Securities
Science & Technology
Select Bond
Short Term Government Income
Small Cap Index
Small Cap Opportunities
Small Cap Stock
Small Cap Value
Small Company Value
Strategic Income Opportunities
Total Stock Market Index
Ultra Short Term Bond
Utilities
* * * * * * * * * * * *
Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may no longer receive paper copies of the shareholder reports for the Portfolios offered through your John Hancock life insurance policy unless you specifically request paper copies from John Hancock. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time reports are posted and be provided with a website link to access those reports. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action.
Alternatively, you may request to receive reports in paper, free of charge, at any time, by calling John Hancock at 800-827-4546. Your election to receive reports in paper will apply to all Portfolios offered within your life insurance policy.
CVUL 04 2019

2

The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein. No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
Examine this prospectus carefully. The Policy Summary will briefly describe the policy. More detailed information will be found further in the prospectus. You should rely on the information contained in this prospectus, the portfolio prospectuses, and the corresponding Statements of Additional Information, which contains the audited financial statements for JHUSA and Separate Account N. The portfolio prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the investment options. In the case of any of the portfolios that are operated as “feeder funds,” the prospectus for the corresponding “master fund” is also provided. We have not authorized anyone to provide you with information that is different from the information contained in the aforementioned documents.
SUMMARY OF BENEFITS AND RISKS
Benefits
Some of the benefits of purchasing the policy are described below.
Death Benefit Protection: This prospectus describes a flexible premium variable life insurance policy, which provides for a death benefit payable to the beneficiary of the policy upon the death of the insured person. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if death benefit protection is not one of your financial planning objectives, as there are additional costs and expenses in providing the insurance.
Access to Your Policy Values: Your variable life insurance policy offers access to your Policy Value through policy loans, policy surrender and partial withdrawal. There are limitations on partial withdrawals. See “Policy Surrender and Partial Withdrawals” for further information. Policy loans permanently affect the Policy Value, and may also result in adverse tax consequences.
Tax Deferred Accumulation: Variable life insurance has several tax advantages under current tax laws. For example, Policy Value accumulates on a tax-deferred basis and a transfer of values from one sub-account to another within the policy does not generate a taxable gain or loss. Any investment income and realized capital gains within a sub-account or interest from the Fixed Account are automatically reinvested without current income taxation to the policy owner.
Investment Options: In addition to the Fixed Account, the policy provides for access to a number of variable investment options, which permit you to reallocate your Policy Value to meet your changing personal objectives, goals, and investment conditions. Information regarding each investment option may be found in the portfolio prospectuses.
Flexibility: The policy is a flexible premium variable life insurance policy in which varying premium payments are permitted. You may select death benefit options and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy.
Risks
Some of the risks of purchasing the policy are described below.
Fluctuating Investment Performance: Policy Values invested in a sub-account are not guaranteed. Policy Values will increase and decrease according to investment performance. You assume the investment risk of Policy Value allocated to the sub-accounts. A comprehensive discussion of each sub-account’s objective and risk is found in the portfolio prospectuses. You should review the prospectuses carefully before allocating Policy Values to any sub-accounts.
Unsuitable for Short-Term Investment: The policy is intended for long-term financial planning, and is unsuitable for short-term goals. The policy is not designed to serve as a vehicle for frequent trading.
Policy Lapse: Sufficient premiums must be paid to keep the policy in force. There is a risk of lapse if the Policy Value is too low in relation to the insurance amount, if investment results are less favorable than anticipated or if extensive policy loans are taken. A policy lapse could have adverse tax consequences since the amount received (including any loans) less the investment in the policy may be treated as ordinary income subject to tax. Withdrawals reduce your Policy Value and increase the risk of lapse.
3

Decreasing Death Benefit: Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy’s death benefit.
Adverse Consequences of Early Surrender: Depending on the Policy Value at the time of surrender, there may be little or no Net Cash Surrender Value paid to you when the policy is surrendered. In addition, there are adverse consequences associated with partial withdrawals including potential policy lapse and adverse tax consequences. There may also be adverse consequences associated with full surrender of the policy.
Adverse Tax Consequences: You should always consult a tax adviser about the application of federal and state tax law to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change.
FEE TABLES
The following tables describe the fees and expenses (on a guaranteed basis) that you will pay when buying, owning, and surrendering the policy. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by the prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Charge	Upon receipt of premium	2.5% of each premium paid
Sales Charge	Upon receipt of premium	13% (Coverage Year 1)[1]
Transfer Fees	Upon transfer	$25 (only applies to transfers in excess of 12 in a Policy Year)
Dollar Cost Averaging	Upon transfer	Guaranteed $5.00
Current $0.00
Asset Allocation Balancer	Upon transfer	Guaranteed $15.00
Current $0.00

1 The sales charge declines in subsequent Coverage Years as noted below:
Coverage Year	Percentage
1	13.00%
2	6.25%
3	3.50%
4	2.50%
5	0.50%
6	0.50%
7+	0.00%
The next table describes the fees and expenses (on a guaranteed basis) that you will pay periodically during the time that you own the policy. These fees and expenses do not include fees and expenses of the portfolios, which are the underlying variable investment options for your policy.
4

Charges Other Than Those of the Portfolios
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance[1]	Monthly	Minimum and Maximum Charge	The possible range of the cost of insurance is from $0.00 to $83.33 per month per $1,000 of the net amount at risk.
		Charge for a Representative Policy Owner (a 45 year old non-smoking male) (rating classification is for short form underwriting)	The cost of insurance rate is $0.08 per month per $1,000 of the net amount at risk.
Cost of Insurance – Optional FTIO Rider (Flexible Term Insurance Option)[1]	Monthly	Minimum and Maximum Charges	The possible range of the cost of insurance is from $0.00 to $83.33 per month per $1,000 of the net amount at risk.
		Charge for a Representative Policy Owner (a 45 year old non-smoking male) rating classification is for short form underwriting)	The cost of insurance rate is $0.38 per month per $1,000 of the net amount at risk.
Mortality and Expense Risk Charge	Monthly	0.50% annually[2]
Administration Charge	Monthly	$12 per Policy Month
Loan Interest Rate (Net)	Annually	0.75% [3]

1 The cost of insurance varies based on individual characteristics and the charges shown in the table may not be representative of the charge a particular policy owner will pay. A policy owner may obtain additional information regarding cost of insurance charge by contacting the Company. The election (or failure to elect) the optional FTIO rider will impact the total cost of insurance charges.
2 Currently the Company is charging the following rates:
Policy Years	Annual Rate
1-10	0.45%
11+	0.25%

3 The Loan Interest Rate (Net) is equal to the rate of interest charged on the policy loan less the interest credited to the Loan Account. Currently this rate is 0.75% for Policy Years 1-10 and 0.25% for Policy Years 11 and higher. The maximum loan rate is 4%.
The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.47%	1.87%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.30% and 1.85%, respectively.
5

Table of Investment Options and Investment Subadvisers
When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) with respect to the PIMCO VIT All Asset portfolio) and hold the shares in a subaccount of the Separate Account. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select. For more information, please refer to the prospectus for the underlying portfolios.
The JHVIT and the PIMCO Trust are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
Each of the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, and American International portfolios invests in Series 1 shares of the corresponding investment portfolio of the Trust. The American Asset Allocation, American Global Growth, American Growth, American Growth-Income, and American International portfolios operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios have the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the “American” portfolios of the Trust for the marketing support services it provides.
The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.
The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment option.
The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.
The portfolios available under the policies are as described in the following table:
6

Portfolio	Subadviser	Investment Objective
500 Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
American Asset Allocation	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term.
American Global Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital.
American Growth–Income	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital and income.
American International	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective.
Capital Appreciation	Jennison Associates LLC	To seek to provide long-term growth of capital.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Core Bond	Wells Capital Management, Incorporated	To seek to provide total return consisting of income and capital appreciation.
Emerging Markets Value	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
Equity-Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital.
Financial Industries	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide growth of capital.
Fundamental All Cap Core	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental Large Cap Value	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term capital appreciation.
Global	Templeton Global Advisors Limited	To seek to provide long-term capital appreciation.
Global Bond	Pacific Investment Management Company LLC	To seek to provide maximum total return, consistent with preservation of capital and prudent investment management.
Health Sciences	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
High Yield	Western Asset Management Company	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
International Equity Index	SSGA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock	Invesco Advisers, Inc.	To seek to provide long-term growth of capital.
International Small Company	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
International Value	Templeton Investment Counsel, LLC	To seek to provide long-term growth of capital.
Investment Quality Bond	Wellington Management Company, LLP	To seek to provide a high level of current income consistent with the maintenance of principal and liquidity.
7

Portfolio	Subadviser	Investment Objective
Lifestyle Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income with some consideration given to growth of capital.
Lifestyle Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Lifestyle Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Managed Volatility Aggressive	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
8

Portfolio	Subadviser	Investment Objective
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index.
Mid Cap Stock	Wellington Management Company, LLP	To seek to provide long-term growth of capital.
Mid Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available)	Pacific Investment Management Company LLC	To seek to provide maximum real return, consistent with preservation of real capital and prudent investment management.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to provide a combination of long-term capital appreciation and current income.
Science & Technology	T. Rowe Price Associates, Inc.; and Allianz Global Investors U.S. LLC	To seek to provide long-term growth of capital. Current income is incidental to the portfolio’s objective.
Select Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index.
Small Cap Opportunities	Dimensional Fund Advisors LP; and GW&K Investment Management, LLC	To seek to provide long-term capital appreciation.
Small Cap Stock	Wellington Management Company, LLP	To seek to provide long-term capital appreciation.
Small Cap Value	Wellington Management Company, LLP	To seek to provide long-term capital appreciation.
Small Company Value	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income.
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index.
Ultra Short Term Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Utilities	Massachusetts Financial Services Company	To seek to provide capital growth and current income (income above that available from the portfolio invested entirely in equity securities).
POLICY SUMMARY
General
The policy is a flexible premium variable universal life insurance policy. This summary provides a general description of the important features of the policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise stated or implied by the context, the discussions in this prospectus assume that the policy is not in default, that there is no outstanding Policy Debt and the death benefit is not determined by the Minimum Death Benefit Percentage. Your policy’s provisions may vary in some states and the terms of the policy, and any endorsements or riders, supersede the disclosure in this prospectus.
9

Death Benefits
The policy provides a death benefit in the event of the death of the Life Insured while the policy is in force. The basic death benefit amount is the Face Amount, which is provided for the lifetime of the Life Insured with no maturity or expiration date. There may be other amounts added to the death benefit as described below.
Flexible Term Insurance Option. You may add a Flexible Term Insurance Option rider (the “FTIO Rider”) to the policy to provide additional term life insurance coverage on the Life Insured. Cost of insurance rates are less than or equal to those of the policy and no sales charge will apply. However, unlike the Face Amount of the policy, the FTIO Rider will terminate at the Life Insured’s Attained Age 100. The FTIO Rider also offers the flexibility to schedule varying death benefit amounts on future dates (the “Scheduled Death Benefits”).
Death Benefit Options. There are two death benefit options. Option 1 provides a death benefit equal to the Face Amount of the policy or, if greater, the Minimum Death Benefit, plus the term insurance benefit of the FTIO option. Option 2 provides a death benefit equal to the Face Amount plus the Policy Value or, if greater, the Minimum Death Benefit, plus the term insurance benefit of the FTIO option. You may change the death benefit option and increase or decrease the Face Amount and Scheduled Death Benefits.
Age 100 Advantage. If the Life Insured is alive on the Policy Anniversary when the Life Insured reaches Attained Age 100, the policy will continue in force subject to the following unless the policy owner chooses to surrender the policy for its Net Cash Surrender Value:
•	the policy will be continued until the earlier of the death of the Life Insured or the date the policy owner surrenders the policy;
•	no additional premium payments will be accepted although loan repayments will be accepted;
•	no additional charges or deductions (described under “Charges and Deductions”) will be assessed;
•	interest on any Policy Debt will continue to accrue;
•	the policy owner may continue to transfer portions of the Policy Value among the Investment Accounts and the Fixed Accounts as described in this prospectus.
Premiums
Premium payments may be made at any time prior to Attained Age 100 and in any amount, subject to certain limitations (see “Premium Payments—Premium Limitations”). Net Premiums will be allocated to one or more of the Fixed Account and the sub-accounts of the Separate Account. You may change allocations and make transfers among the accounts subject to limitations described below.
Policy Value
The Policy Value is the accumulation of premiums paid, less charges and deductions we take for expenses and cost of insurance, plus or minus the investment returns of the accounts to which the Policy Value has been allocated. You may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal or by full surrender of the policy.
Policy Loans
You may borrow against the Net Cash Surrender Value of the policy. Loan interest will accrue daily and be payable in arrears on each Policy Anniversary. The Policy Debt will be deducted from amounts payable at the Life Insured’s death or upon surrender of the policy.
Surrender and Partial Withdrawals
You may make a partial withdrawal of the Policy Value. It may result in a decrease in the Face Amount and Scheduled Death Benefits. You may surrender the policy for its Net Cash Surrender Value at any time.
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Lapse and Reinstatement
Your policy will lapse and terminate without value when the Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without an adequate premium payment from you. You may reinstate a lapsed policy within five years following lapse if the policy was not surrendered for its Net Cash Surrender Value. Evidence of insurability is required, along with a premium payment described under “Lapse and Reinstatement—Reinstatement.”
The policy differs in two important ways from conventional life insurance policies. First, failure to make planned premium payments will not in itself cause the policy to lapse. Second, a policy can lapse even if planned premiums have been paid.
Charges and Deductions
We assess certain charges and deductions in connection with the policy. These include: (i) charges in the form of monthly deductions for the cost of insurance and administrative expenses, (ii) charges assessed daily against amounts in the Investment Account and (iii) charges deducted from premiums paid. These charges are summarized in the Fee Tables.
In addition, there are charges deducted from each portfolio. For more information, please refer to the prospectus for the underlying portfolio.
Reduction in Charges and Enhancement of Surrender Values: The policy is designed for employers and other sponsoring organizations that may purchase multiple policies as a case. The size or nature of the case may result in expected savings of sales, underwriting, administrative or other costs. If so, we expect to offer reductions of policy charges and enhancements of surrender value. We may change the nature and amount of reductions and enhancements available from time to time. They will be determined in a way that is not unfairly discriminatory to policy owners.
Investment Options and Investment Subadvisers
You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of the Separate Account. Each of the sub-accounts invests in the shares of one of the portfolios described in the Table of Investment Options and Investment Subadvisers.
The Table of Investment Options and Investment Subadvisers describes the portfolios and shows the subadvisers that provide investment subadvisory services.
Allocating Net Premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating Net Premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities, and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.
Description of John Hancock (USA)
We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of John Hancock USA and its subsidiaries. However, neither John Hancock USA nor any of its affiliated companies guarantees the investment performance of the Separate Account. Our executive office is located at 200 Berkeley St., Boston, MA 02116.
We are ranked and rated by independent financial rating services, which may include Moody's, Standard & Poor's, Fitch and A.M. Best. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the company, but they do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.
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Description of Separate Account N
The variable investment accounts shown on page 1 are in fact subaccounts of the John Hancock Life Insurance Company (U.S.A.) Separate Account N, a separate account operated by us under Michigan law. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management of the Separate Account or of us.
The Separate Account’s assets are our property. Each policy provides that amounts we hold in the Separate Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can’t be used to pay any indebtedness of John Hancock USA other than those arising out of policies that use the Separate Account. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of John Hancock USA's other assets. John Hancock USA is obligated to pay all amounts promised to policy owners under the policies.
New variable investment accounts may be added and made available to policy owners from time to time. Existing variable investment accounts may be modified or deleted at any time.
ISSUING A POLICY
Use of the Policy
The policy is designed to provide employers or other organizations with life insurance coverage on employees or other individuals in whose lives they have an insurable interest. The policy may be owned by an individual or a corporation, trust, association, or similar entity. The policy may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation liabilities or death benefit liabilities of executive retirement plans, or as a source for funding cash flow obligations under such plans.
Requirements
To purchase a policy, you must submit a completed application. Your policy will not be issued until the underwriting process is completed to our satisfaction.
With our prior approval, the policy may be issued on a basis that does not distinguish between the Life Insured’s sex and/or smoking status. A policy will only be issued on the lives of insureds from Issue Ages 20 through 80.
Each policy has a Policy Date, an Effective Date and an Issue Date (see “Definitions” in Appendix A). The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are determined. The Policy Date is also the effective date of the initial Coverage Amount. The Policy Date is the same date as the Effective Date unless the policy is backdated (see “Backdating a Policy”). The Effective Date is the date we become obligated under the policy and when the first monthly deductions are taken. It is the later of the date we approve issuance of the policy and the date we receive at least the Minimum Initial Premium. The Issue Date is the date from which the Suicide and Incontestability provisions of the policy are determined.
If we approve issuance of a policy before we receive the Minimum Initial Premium then the Effective Date will be later than the Issue Date. The Minimum Initial Premium must be received by us within 60 days after the Issue Date and the Life Insured must be in good health on the Effective Date. If the Minimum Initial Premium is not paid or if the application is rejected, the policy will be canceled and any premiums paid will be returned to the applicant.
Net Premiums received prior to the Effective Date will be credited with interest at the rate of return earned on amounts allocated to the Money Market portfolio. On the Effective Date, Net Premiums received plus any interest credited will be allocated to Investment Accounts and the Fixed Account according to your instructions, unless first allocated to the Money Market portfolio for the duration of the right to examine period (see “Right to Examine the Policy”).
Minimum Face Amount and Scheduled Death Benefit. The minimum Face Amount is $50,000 unless the FTIO Rider is added to the policy. With an FTIO Rider, the minimum Face Amount is $25,000 and the minimum Scheduled Death Benefit is $50,000.
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Backdating a Policy. You may request that we backdate the policy by assigning a Policy Date earlier than the date the application is signed. We will not backdate the policy to a date earlier than that allowed by state law, which is generally three months to one year prior to the date of application for the policy. Monthly deductions will be made for the period the Policy Date is backdated.
Temporary Insurance Agreement
Temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement, subject to our underwriting practices. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. It is issued on a conditional receipt basis, which means that benefits would only be paid if the Life Insured met our usual and customary underwriting standards for the coverage applied for.
Underwriting
The policies are offered on three underwriting classes that require different types and amounts of information from the applicant and prospective Life Insured. Current cost of insurance charges in early Policy Years will vary by the type of underwriting, and charges will generally be lower where underwriting information is more extensive. Under any of the underwriting bases, the acceptance of an application is subject to our underwriting rules and we may request additional information or reject an application for any reason.
Short Form Underwriting. The proposed Life Insured must answer qualifying questions in the application but is not required to provide detailed medical history, submit records or undergo examinations or tests unless requested to do so by us. Availability of short form underwriting depends on characteristics of the case, such as the number of lives to be insured, the amounts of insurance and other factors, and it is generally available only up to Issue Age 65.
Simplified Underwriting. The proposed Life Insured must satisfactorily answer certain health questions in the application and may be required to submit existing medical records, but requirements to undergo examinations and tests are minimized. Availability of simplified underwriting and the nature of the requirements will depend on characteristics of the case and the proposed lives to be insured.
Regular (Medical) Underwriting. Where short form or simplified underwriting is unavailable we require satisfactory evidence of insurability under our regular underwriting guidelines for individual applicants. This may include medical exams and other information. A proposed Life Insured who fails to qualify for a standard risk classification may be eligible to be insured with an additional substandard rating.
Right to Examine the Policy
You may return your policy for a refund within 10 days after you receive it. Some states provide a longer period of time for this right, which will be stated in the policy if applicable. The policy can be mailed or delivered to the Company agent who sold it to you or to our Service Office. Immediately upon such delivery or mailing, the policy shall be deemed void from the beginning. Within seven days after receipt of the returned policy at our Service Office we will refund an amount equal to the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned policy, plus all charges deducted prior to that date, not including the fees and expenses of the portfolios, minus any partial withdrawals and policy loans.
Some state laws require the refund of premiums paid without adjustment for investment gains and losses of the Separate Account. In these states, all Net Premiums will be allocated to the Money Market portfolio during the Right to Examine period and the refund amount will be equal to all premiums received less any partial withdrawals and policy loans.
If you request a Face Amount increase that results in new sales charge, you will have the same rights described above to cancel the increase. If canceled the Policy Value and sales charge will be recalculated to be as they would have been had the premiums not been paid.
We reserve the right to delay the refund of any premium paid by check until the check has cleared.
(Applicable to Residents of California Only)
Residents of California, age 60 and greater, may return the policy for a refund at any time within 30 days after receiving it. The policy can be mailed or delivered to the Company’s agent who sold it, or to our Service Office. If you cancel the policy
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during this 30 day period and your premiums were allocated to a Fixed Account or the Money Market portfolio, we will refund you the amount of all premiums paid. If your premiums were allocated to one or more of the Investment Accounts (other than the Money Market portfolio), we will refund you the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned policy plus all charges deducted prior to that date, not including the fees and expenses of the portfolios, minus any partial withdrawals and policy loans. Your premiums will be placed in either (a) the Fixed Account, (b) the Money Market portfolio or (c) in one or more of the Investment Accounts, based upon your instructions. If no instructions are given, your premiums will be placed in the Money Market portfolio.
Life Insurance Qualification
A policy must satisfy either of two tests to qualify as a life insurance contract as defined in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”). At the time of application, you must choose either the Cash Value Accumulation Test (“CVA Test”) or the Guideline Premium Test (“GP Test”) and the test cannot be changed once the policy is issued.
Cash Value Accumulation Test. The CVA Test requires the death benefit at any time to be at least a certain ratio of the Policy Value, based on prescribed calculations. The Minimum Death Benefit provision described below will ensure that the CVA Test is met. There is no restriction on the amount of premiums you may pay, but we will require you to provide satisfactory evidence of insurability before we accept an amount of premium that would increase the death benefit by more than the increase in Policy Value.
Guideline Premium Test. The GP Test limits the amount of premiums you may pay into the policy, given its death benefit, based on prescribed calculations. In addition, the GP Test requires the death benefit at any time to be at least a prescribed ratio of the Policy Value. These prescribed multiples are generally lower than those calculated under the CVA Test. The Minimum Death Benefit provision described below will ensure that this second requirement is met.
Changes to the policy or FTIO Rider, such as changes in Face Amount, Scheduled Death Benefit, death benefit option or partial withdrawals, may affect the premium limits under the GP Test. Some changes will reduce future premium limits and may cause premiums already paid to exceed the new limits and force you to make a partial withdrawal.
DEATH BENEFITS
If the policy is in force at the time of the Life Insured’s death we will pay an insurance benefit to the beneficiary. The policy may remain in force for the Life Insured’s entire lifetime and there is no specified maturity or expiration date.
Insurance benefits are only payable when we receive due proof of death at our Service Office, in the form of either a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other proof satisfactory to us.
The amount of the insurance benefit payable will be the death benefit on the date of death, as described below, less any Policy Debt, accrued interest, and outstanding monthly deductions on the date of death. The insurance benefit will be paid in one lump sum unless another form of settlement is agreed to by the beneficiary and us. If the insurance benefit is paid in one sum, we will pay interest from the date of death to the date of payment. If the Life Insured should die after our receipt of a request for surrender, no insurance benefit will be payable, and we will pay only the Net Cash Surrender Value.
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Minimum Death Benefit. Both the CVA Test and the GP Test require the death benefit to be at least a prescribed ratio of the Policy Value at all times. The policy’s Minimum Death Benefit ensures that these requirements are met by providing that the death benefit shall be at least equal to the Policy Value multiplied by the applicable Minimum Death Benefit Percentage for the Attained Age of the Life Insured. Tables of Minimum Death Benefit Percentages appear below.
Table of Minimum Death Benefit Percentages.
Age	GP Test Percent	CVA Test Male	Female	Unisex
20	250%	644%	768%	665%
21	250%	625%	743%	645%
22	250%	607%	720%	626%
23	250%	589%	697%	608%
24	250%	572%	674%	589%
25	250%	554%	652%	571%
26	250%	537%	631%	554%
27	250%	520%	611%	536%
28	250%	504%	591%	519%
29	250%	488%	572%	502%
30	250%	472%	553%	486%
31	250%	457%	535%	470%
32	250%	442%	517%	455%
33	250%	428%	500%	440%
34	250%	414%	484%	426%
35	250%	400%	468%	412%
36	250%	387%	453%	399%
37	250%	375%	438%	386%
38	250%	362%	424%	373%
39	250%	351%	410%	361%
40	250%	340%	397%	350%
41	243%	329%	384%	339%
42	236%	319%	372%	328%
43	229%	309%	361%	318%
44	222%	299%	350%	308%
45	215%	290%	339%	299%
46	209%	281%	329%	290%
47	203%	273%	319%	281%
48	197%	265%	309%	272%
49	191%	257%	300%	264%
50	185%	249%	291%	257%
51	178%	242%	282%	249%
52	171%	235%	274%	242%
53	164%	228%	266%	235%
54	157%	222%	258%	229%
55	150%	216%	251%	222%
56	146%	210%	244%	216%
57	142%	205%	237%	210%
58	138%	199%	230%	205%
59	134%	194%	224%	199%
Age	GP Test Percent	CVA Test Male	Female	Unisex
60	130%	189%	218%	194%
61	128%	184%	211%	189%
62	126%	180%	206%	185%
63	124%	175%	200%	180%
64	122%	171%	194%	176%
65	120%	167%	189%	172%
66	119%	164%	184%	168%
67	118%	160%	180%	164%
68	117%	157%	175%	160%
69	116%	153%	171%	157%
70	115%	150%	166%	154%
71	113%	147%	162%	151%
72	111%	145%	158%	147%
73	109%	142%	154%	145%
74	107%	139%	151%	142%
75	105%	137%	147%	139%
76	105%	135%	144%	137%
77	105%	133%	141%	135%
78	105%	131%	139%	133%
79	105%	129%	136%	131%
80	105%	127%	133%	129%
81	105%	125%	131%	127%
82	105%	124%	129%	125%
83	105%	122%	127%	124%
84	105%	121%	125%	122%
85	105%	120%	123%	121%
86	105%	118%	121%	119%
87	105%	117%	120%	118%
88	105%	116%	118%	117%
89	105%	115%	117%	116%
90	105%	114%	115%	115%
91	104%	113%	114%	114%
92	103%	112%	113%	112%
93	102%	111%	112%	111%
94	101%	110%	110%	110%
95	100%	109%	109%	109%
96	100%	107%	107%	107%
97	100%	106%	106%	106%
98	100%	104%	104%	104%
99	100%	103%	103%	103%
100+	100%	100%	100%	100%

Flexible Term Insurance Option Rider
You may add an FTIO Rider to the policy to provide additional death benefit coverage on the Life Insured. The FTIO Rider provides flexible term life insurance to Attained Age 100 with cost of insurance charges less than or equal to those of
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the policy. The election of (or failure to elect) the FTIO Rider will impact the total cost of insurance charges. The FTIO Rider will terminate at the earlier of Attained Age 100, the date the policy lapses or is surrendered, and your request to cancel the FTIO Rider.
You may schedule the death benefit amounts that will apply at specified times (the “Scheduled Death Benefits”). Scheduled Death Benefits may be constant or varying from time to time. The Scheduled Death Benefits will be shown in the policy.
The term insurance benefit of the FTIO Rider is equal to (a) minus (b) but not less than zero where:
(a) is the Scheduled Death Benefit for the Policy Month, and
(b) is the Face Amount of the policy or, if greater, the policy’s Minimum Death Benefit.
Even if the term insurance benefit may be zero in a Policy Month, the FTIO Rider will not terminate.
Example. A policy is purchased for an executive as part of an employee benefit plan. The death benefit provided by the policy is to be equal to the executive’s salary of $100,000 increasing at 5% per year through age 64. Assuming the executive is currently 55, the policy will be issued with a Scheduled Death Benefit as follows:
Policy Year	Scheduled Death Benefit
1	100,000
2	105,000
3	110,250
4	115,763
5	121,551
6	127,628
7	134,010
8	140,710
9	147,746
10+	155,133
The FTIO Rider amount will change each year as necessary to provide the benefits shown in the schedule, as follows:
Policy Year	Total Death Benefit	Face Amount	Flexible Term Insurance Amount
1	100,000	100,000	0
2	105,000	100,000	5,000
3	110,250	100,000	10,250
4	115,763	100,000	15,763
5	121,551	100,000	21,551
6	127,628	100,000	27,628
7	134,010	100,000	34,010
8	140,710	100,000	40,710
9	147,746	100,000	47,746
10	155,133	100,000	55,133
Death Benefit Options
You may choose either of two death benefit options:
Death Benefit Option 1. The death benefit on any date is the Face Amount of the policy or, if greater, the Minimum Death Benefit, plus the term insurance benefit of the FTIO Rider.
Death Benefit Option 2. The death benefit on any date is the Face Amount plus the Policy Value or, if greater, the Minimum Death Benefit, plus the term insurance benefit of the FTIO Rider.
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Changing the Death Benefit Option
You may change the death benefit option at any time. The change will take effect at the beginning of the next Policy Month at least 30 days after your written request is received at our Service Office. We reserve the right to limit changes that could cause the policy to fail to qualify as life insurance for tax purposes.
A change in the death benefit option will result in a change in the Face Amount and Scheduled Death Benefits to avoid any change in the amount of death benefit, as follows:
Change from Option 1 to Option 2. The new Face Amount will be equal to the Face Amount prior to the change less the Policy Value on the date of the change.
The Scheduled Death Benefit amounts for dates on or after the date of the change will be the amounts scheduled prior to the change less the Policy Value on the date of the change.
Coverage Amounts will be reduced or eliminated in the order that they are listed in the policy until the total decrease in coverage amounts equals the decrease in Face Amount.
Example. A policy is issued with a Face Amount of $100,000, death benefit Option 1, and the following schedule:
Policy Year	Scheduled Death Benefit
1	100,000
2	125,000
3	150,000
4	175,000
5+	200,000
The death benefit option is changed to Option 2 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $90,000 (the Face Amount prior to the change less the Policy Value), and the Scheduled Death Benefit after the change will become:
Policy Year	Scheduled Death Benefit
3	140,000
4	165,000
5+	190,000
Change from Option 2 to Option 1. The new Face Amount will be the Face Amount prior to the change plus the Policy Value on the date of the change (but the new Face Amount will be no greater than the Scheduled Death Benefit on the date of the change).
The resulting Face Amount increase amount will be added to the first Coverage Amount listed in the policy.
The Annual Premium Target for this Coverage Amount will not be increased and new sales charges will not apply, however, for an increase solely due to a change in the death benefit option.
Example. A policy is issued with a Face amount of $100,000, death benefit Option 2, and the following schedule:
Policy Year	Scheduled Death Benefit
1	100,000
2	125,000
3	150,000
4	175,000
5+	200,000
The death benefit option is changed to Option 1 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $110,000 (the Face Amount prior to the change plus the Policy Value), and the Scheduled Death Benefit after the change will become:
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Policy Year	Scheduled Death Benefit
3	160,000
4	185,000
5+	210,000
Changing the Face Amount and Scheduled Death Benefits
At any time, you may request an increase or decrease to the Face Amount or any Scheduled Death Benefits effective on or after the date of change. We reserve the right to limit changes that could cause the policy to fail to qualify as life insurance for tax purposes.
Increases in Face Amount and Scheduled Death Benefits. Increases in Face Amount and Scheduled Death Benefits are subject to the following conditions:
•	Increases in Face Amount and Scheduled Death Benefits will require satisfactory evidence of the Life Insured’s insurability.
•	Increases will take effect at the beginning of the next Policy Month after we approve the request.
•	We may refuse a requested increase that would not meet our requirements for new policy issues at the time due to the Life Insured’s Attained Age or other factors.
•	If the Face Amount is increased (other than as required by a death benefit option change) then all Scheduled Death Benefits effective on or after the date of the change will be increased by the amount of the Face Amount increase.
New Sales Loads for a Face Amount Increase. Coverage Amounts equal to the amount of the increase will be added to the policy as follows:
•	First, Coverage Amounts that were reduced or eliminated by a prior Face Amount decrease will be restored.
•	Second, if needed, a new Coverage Amount will be added to the policy with an Annual Premium Target and new sales charges. Any new Coverage Amount will be based on the Life Insured’s Attained Age and other relevant factors on the effective date of the increase.
Premiums paid on or after the increase may be attributed to the new Coverage Amount and result in sales charges (see “Charges and Deductions—Attribution of Premiums”).
Decreases in Face Amount and Scheduled Death Benefits. Decreases in Face Amount and Scheduled Death Benefits are subject to the following conditions:
•	Decreases in Face Amount and Scheduled Death Benefits will take effect at the beginning of the next Policy Month which is 30 days after your written request is received at our Service Office.
•	If the Face Amount is decreased then all Scheduled Death Benefits effective on or after the date of the change will be decreased by the same amount.
•	If at any time the Scheduled Death Benefit decreases to less than the Face Amount, the Face Amount will be decreased to be equal to the Scheduled Death Benefit at that time.
•	Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the policy.
Decreases in Face Amount Under Death Benefit Option 1 Due to a Partial Withdrawal. If death benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount will be decreased by an amount equal to (a) minus (b) but not less than zero, where:
(a) is the partial withdrawal amount and
(b) is the excess, if any, of the policy’s Minimum Death Benefit over its Face Amount, immediately prior to the partial withdrawal.
Decreases in Face Amount under death benefit Option 1 due to a partial withdrawal are subject to the following conditions:
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•	Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the policy.
•	All Scheduled Death Benefits effective on or after the date of the partial withdrawal will be decreased by the amount of the Face Amount decrease, unless you request otherwise and we approve.
Example for Face Increases and Decreases. A policy is issued with a Face Amount of $100,000, death benefit Option 1, and a Scheduled Death Benefit as follows:
Policy Year	Scheduled Death Benefit
1	100,000
2	125,000
3	150,000
4	175,000
5+	200,000
Assume the following policy activity:
Activity	Effect on Policy	Change in Benefit Schedule
In Policy Year 2, the Face Amount is reduced to $80,000.	The initial Coverage Amount is reduced to $80,000.	Policy Year	Scheduled Death Benefit
		2	105,000
		3	130,000
		4	155,000
		5+	180,000
In Policy Year 3, the Face Amount is increased to $120,000	The initial Coverage Amount (which earlier was reduced to $80,000) is restored to its original level of $100,000. A new Coverage Amount for $20,000 is added to the policy. This new Coverage Amount will have its own Annual Premium Target, and its own sales charges. A portion of the future premiums paid will be attributed to this Coverage Amount to determine the amount of the sales charges.	Policy Year	Scheduled Death Benefit
		3	170,000
		4	195,000
		5+	220,000
In Policy Year 4, a partial withdrawal of $30,000 is made.	The Face Amount is reduced to $90,000. The most recent Coverage Amount of $20,000 is reduced to $0, and the initial Coverage Amount is reduced to $90,000.	Policy Year	Scheduled Death Benefit
		4	165,000
		5	190,000
Factors that Affect the Death Benefit. In the case of death benefit Option 2 where the death benefit is the Face Amount plus the Policy Value, changes in the Policy Value will affect the amount of death benefit. Factors that affect the Policy Value are the investment performance of the variable investment options chosen and the charges deducted. For a discussion of how these factors affect Policy Value see the “Summary of Benefits and Risks”. These factors do not affect the Face Amount of the policy. Therefore, the amount of death benefit under Option 1 will not be less than the Face Amount as long as the policy does not lapse.
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PREMIUM PAYMENTS
Initial Premiums
No premiums will be accepted prior to receipt of a completed application by us. All premiums received prior to the Effective Date of the policy will be held in our general account and credited with interest from the date of receipt at the rate of return earned on amounts allocated to the Money Market portfolio.
On the Effective Date, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with your instructions, unless first allocated to the Money Market portfolio for the duration of the Right to Examine period (see “Right to Examine the Policy”).
Subsequent Premiums
After the payment of the initial premium, premiums may be paid at any time during the lifetime of the Life Insured prior to Attained Age 100 and in any amount subject to the premium limitations described below.
A policy will be issued with a planned premium, which is based on the amount of premium you wish to pay. We will send you notices of your planned premium at the payment interval you select. However, you are under no obligation to make the planned premium payment.
Payment of premiums will not guarantee that the policy will stay in force and failure to pay premiums will not necessarily cause the policy to lapse. The policy will remain in force so long as the Net Cash Surrender Value is sufficient to cover policy charges.
Premium Limitations
If the policy is issued under the GP Test, the total of all premiums paid may not exceed the then-current maximum premium limitations established by federal income tax law for the policy to qualify as life insurance. The GP Test premium limits are stated in the policy. If a premium is received which would result in total premiums exceeding the applicable GP Test limit, we will only accept that portion of the premium that will not exceed the limit. Any premium in excess of that amount will be returned to you.
If the policy is issued under the CVA Test, there is no restriction on the amount of premiums that may be paid into a policy, but you must provide satisfactory evidence of insurability before we accept any premium that would increase the death benefit by an amount greater than the increase in Policy Value.
Premium Allocation
You may allocate premiums to the Fixed Account and Investment Accounts. Allocations may be made as percentages that are between zero and 100% that sum to exactly 100%. Alternatively, you may allocate a premium in dollar amounts that sum to exactly the Net Premium amount. You may change premium allocations at any time and the change will take effect on the date a request for change satisfactory to us is received at our Service Office.
CHARGES AND DEDUCTIONS
Premium Charge
We will deduct a premium charge as a percentage of each premium payment that is guaranteed never to exceed 2.5%. Currently, we waive this charge in Policy Years 4 and later and charge 0%.
The charge is intended to cover a portion of the aggregate amount of various taxes and fees we pay to federal, state and local governments. It is not based on the actual premium tax rate of your state of residence or any other specific tax.
Sales Charge
The sales charge is intended to cover a portion of our costs of marketing and distributing the policies.
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Attribution of Premiums. An Annual Premium Target is associated with each Coverage Amount. Annual Premium Targets are based on the Coverage Amount and the Life Insured’s Attained Age, sex and smoking status on the effective date of the Coverage Amount. The Annual Premium Targets are listed with the Coverage Amounts in the policy.
Premium payments will be attributed to Coverage Amounts that have been in effect for less than 5 years. Attribution will begin with the first applicable Coverage Amount that is listed in the policy. The sum of all premium amounts attributed to a Coverage Amount in a Coverage Year is limited to the Annual Premium Target shown in the policy. Premium amounts that exceed the Annual Premium Target will be attributed to the next listed Coverage Amount, up to its own Annual Premium Target. Attribution will continue in this manner until either the entire premium is attributed to Coverage Amounts or the Annual Premium Target is exceeded for all applicable Coverage Amounts.
Sales Charge. We deduct a sales charge from all premium amounts attributed to a Coverage Amount designated as having a sales charge. The sales charge is a percentage of premiums guaranteed never to exceed the percentages below. Currently we are charging these percentages.
Coverage Year	Percentage
1	13.00%
2	6.25%
3	3.50%
4	2.50%
5	0.50%
6	0.50%
7+	0.00%
Monthly Deductions
On the Policy Date and at the beginning of each Policy Month prior to Attained Age 100, a deduction is due from the Net Policy Value to cover certain charges described below. Monthly deductions due prior to the policy’s Effective Date will be taken on the Effective Date. Unless otherwise allowed by us and specified by you, the monthly deduction will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each of the Investment Accounts and the Fixed Account bears to the Net Policy Value.
Administration Charge. Currently we deduct a charge of $12 per Policy Month, which is guaranteed never to be exceeded. This charge is intended to cover certain administrative expenses associated with the policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under a policy.
Cost of Insurance Charge. A monthly charge for the cost of insurance is paid to us and is determined by multiplying a cost of insurance rate by the net amount at risk at the beginning of each Policy Month.
Death Benefit Option 1. The net amount at risk is equal to the greater of zero, or (a) minus (b), where
(a) is the applicable death benefit amount on the first day of the month, divided by 1.0024663; and
(b) is the Policy Value attributed to that death benefit amount on the first day of the month.
Death Benefit Option 2. The net amount at risk is equal to the Face Amount of insurance.
Cost of insurance rates and net amounts at risk are determined separately for each Coverage Amount and for the excess of the death benefit over the Face Amount (the Face Amount is the sum of the Coverage Amounts).
Attribution of Policy Value for Net Amounts at Risk. To determine the net amounts at risk, the Policy Value will be attributed to Coverage Amounts in the order listed in the policy. The amount of Policy Value attributed to a Coverage Amount will be limited to the amount that results in zero net amount at risk, and any excess Policy Value will then be attributed to the next listed Coverage Amount. Attribution will continue in this manner until either the entire Policy Value is attributed or the end of the list of Coverage Amounts is reached. Any remaining Policy Value will then be attributed to the excess of the death benefit over the Face Amount.
Current Cost of Insurance Rates. Cost of insurance rates are determined separately for each Coverage Amount and the excess of the death benefit over the Face Amount. There are different current cost of insurance rate bases for:
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•	Coverage Amounts having sales charges, and
•	The excess of the death benefit over the Face Amount, including any term insurance benefit under the FTIO Rider.
The cost of insurance rate in a specific Policy Month for an applicable death benefit amount will depend on:
•	the cost of insurance rate basis for the applicable death benefit amount,
•	the Life Insured’s Attained Age, sex (unless unisex rates are required by law) and smoking status on the effective date of the applicable death benefit amount,
•	the underwriting class of the applicable death benefit amount,
•	the Coverage Year, or Policy Year for the excess of the death benefit over the Face Amount,
•	any extra charges for substandard ratings, as stated in the policy.
Since the net amount of risk for death benefit Option 1 is based on a formula that includes as factors the Policy Value, the net amount at risk is affected by the investment performance of the underlying investment options chosen, payment of premiums and charges assessed.
Cost of insurance rates will generally increase with the Life Insured’s age and the Coverage Year.
Cost of insurance rates reflect our expectation as to future mortality experience. They are also intended to cover our general costs of providing the policy, to the extent that these costs are not covered by other charges. Current cost of insurance rates may be changed by us on a basis that does not unfairly discriminate within the class of lives insured.
Guaranteed Maximum Cost of Insurance Rates. In no event will the cost of insurance rates we charge exceed the guaranteed maximum rates set forth in the policy, except to the extent that an extra charge is imposed for a substandard rating. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Sex Distinct (unless unisex rates are required by law) ANB Aggregate Ultimate Mortality Tables. Current cost of insurance rates may be less than the guaranteed rates.
Asset Based Risk Charge Deducted from Investment Accounts
We assess a daily charge against amounts in the Investment Accounts. This charge is intended to compensate us for insurance risks we assume under the policy, such as benefit payments and expenses that are higher than we expected. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the policy. The charge is a percentage of amounts in the Investment Accounts, which will reduce unit values of the sub-accounts. The charge is guaranteed never to exceed an annual rate of 0.50%. Currently, we charge the following rates:
Policy Year	Annual Rate
1-10	0.45%
11+	0.25%
Reduction in Charges and Enhanced Surrender Values
The policy is designed for employers and other sponsoring organizations that may purchase multiple policies as a case. The size or nature of the case may result in expected savings of sales, underwriting, administrative or other costs. If so, we expect to offer reductions of policy charges and enhancements of surrender value. Eligibility for reductions and enhancements and the amounts available will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the lives insured, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of reductions and enhancements may be guaranteed and others may be subject to restrictions or to withdrawal or modification, on a uniform case basis. We may change the nature and amount of reductions and enhancements available from time to time. Reductions and enhancements will be determined in a way that is not unfairly discriminatory to policy owners.
COMPANY TAX CONSIDERATIONS
Currently, we make no specific charge for any federal, state, or local taxes that we incur that may be attributable to the Separate Account or to the policy. We reserve the right in the future, however, to make a charge for any such tax or other
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economic burden resulting from the application of tax laws that we determine to be properly attributable to the Separate Account or to the policy.
POLICY VALUE
Determination of the Policy Value
A policy has a Policy Value, a portion of which is available to you by making a policy loan or partial withdrawal, or upon surrender of the policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.
The Policy Value is affected by the investment performance of the Investment Account chosen and the rate of interest credited if amounts are allocated to the Fixed Account. The Policy Value is also affected by the charges deducted. For a discussion of how these factors affect Policy Value see the “Summary of Benefits and Risks”.
Investment Accounts. An Investment Account is established under each policy for each sub-account of the Separate Account to which Net Premiums or transfer amounts have been allocated. Each Investment Account under a policy measures the interest of the policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the policy multiplied by the value of such units.
Fixed Account. Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by us. See “The General Account—Fixed Account”.
Loan Account. Amounts borrowed from the policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by us that is lower than the loan interest rate charged on Policy Debt. See “Policy Loans—Loan Account”.
Units and Unit Values
Crediting and Canceling Units. Units of a particular sub-account are credited to a policy when Net Premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at our Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.
Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day that is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day that is not a Business Day will be made on the next Business Day.
Unit Values. For each Business Day the unit value for each sub-account is determined by multiplying the net investment factor for the that sub-account by the unit value for the immediately preceding Business Day.
The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) minus (c), where:
(a)  is the net asset value of the underlying portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day;
(b)  is the net asset value of the underlying portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day; and
(c)  is a charge not exceeding the daily mortality and expense risk charge shown in the “Charges and Deductions— Asset Based Risk Charge Deducted from Investment Accounts” section.
The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.
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Transfers of Policy Value
Market timing and disruptive trading risks
The policy is not designed for professional market timers or highly active traders, including persons or entities that engage in programmed, large or frequent transfers among the investment accounts or between the investment accounts and any available fixed account. The policy is also not designed to accommodate trading that results in transfers that are large in relation to the total assets of the underlying portfolio.
Variable investment options in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options or to make large transfers in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by large or frequent transfer activity. For example, such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio's investments in accordance with the portfolio’s investment objectives and policies. This could include causing the portfolio to maintain higher levels of cash than would otherwise be the case, or liquidating investments prematurely. Accordingly, frequent or large transfers may result in dilution with respect to interests held for long-term investment and adversely affect policy owners, beneficiaries and the underlying portfolios.
To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone and facsimile transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, (iii) restricting transfers into and out of certain investment options, (iv) restricting the method used to submit transfers, and (v) deferring a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.
We may also impose additional administrative conditions upon, or prohibit a transfer request made by a third party giving instructions on behalf of multiple policies, whether owned by the same owner or different owners. If you engage a third party for asset allocation services, then you may be subject to these transfer restrictions because of the actions of that party in providing those services. We will notify the third party you have engaged if we exercise this right.
While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long-term investors.
Our current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraph). In applying this restriction any transfer request involving the transfer of account value into or out of multiple variable investment options will still count as only one request. No more than one transfer request may be made on any day. You may, however, transfer to the Money Market portfolio even if the two transfer per month limit has been reached, but only if 100% of the Policy Value in all variable investment options is transferred to the Money Market portfolio. If such a transfer to the Money Market investment portfolio is made, then, for the 30 calendar day period after such transfer, no transfers from the Money Market portfolio to any other variable investment options or to the Fixed Account may be made. If a policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Policies may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any account values are transferred from one portfolio into a second portfolio, the values can only be transferred out of the second investment option if they are transferred into the Money Market portfolio; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market portfolio may not be transferred out of the Money Market portfolio into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
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Subject to our approval, we may offer policies purchased by a corporation or other entity that has purchased policies to match its liabilities under an employee benefit plan, as described above, the ability to electronically rebalance the investment options in its policies. Under these circumstances, in lieu of imposing any specific limit upon the number or timing of transfers, we will monitor aggregate trades among the sub-accounts for frequency, pattern and size for potentially harmful investment practices. If we detect trading activity that we believe may be harmful to the overall operation of any investment account or underlying portfolio, we may impose conditions on policies employing electronic rebalancing to submit trades, including setting limits upon the number and timing of transfers, and revoking privileges to make trades by any means other than written communication submitted via U.S. mail. The restrictions described in these paragraphs will be applied uniformly to all policy owners subject to the restrictions.
We reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfer privileges are also subject to any restrictions that may be imposed by the portfolios. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio.
Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to John Hancock Trust or to other investment companies in which the Separate Account invests, at their request. An investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.
Transfers Involving Fixed Account.
While the policy is in force, you may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:
•	within eighteen months after the Issue Date; or
•	within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts; or
•	within 60 days of the date of notification of such change, whichever is later.
Such transfers will not count against the twelve transfers that may be made free of charge in any Policy Year.
The maximum amount that you may transfer from the Fixed Account in any one Policy Year is the greater of $2,000, 15% of the Fixed Account value at the previous Policy Anniversary, or the amount transferred out of the Fixed Account during the previous policy year. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market portfolio.
Telephone Transfers. Transfer requests must be in writing in a form satisfactory to us, or by telephone if a currently valid telephone transfer authorization form is on file. Although failure to follow reasonable procedures may result in our being liable for any losses resulting from unauthorized or fraudulent telephone transfers, we will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.
POLICY LOANS
At any time while this policy is in force, you may borrow against the Policy Value. This policy is the only security for the loan. Policy loans may have tax consequences, see “Tax Treatment of Policy Benefits—Policy Loans”.
A policy loan will affect future Policy Values, since the portion of the Policy Value in the Loan Account will receive the loan interest credited rate rather than varying with the performance of the underlying portfolios or increasing at the Fixed Account interest credited rate. A policy loan may cause a policy to be more susceptible to lapse since it reduces the Net Cash Surrender Value from which monthly deductions are taken. A policy loan causes the amount payable upon death of the Life Insured to be reduced by the amount of outstanding Policy Debt.
Maximum Loan. The amount of any loan cannot exceed the amount that would cause the Policy Debt to equal the policy’s Cash Surrender Value less the monthly deductions due from the date of the loan to the next Policy Anniversary.
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Interest Charged on Policy Loans
Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be an effective annual rate of 4%.
Loan Account
When a loan is made, an amount equal to the loan will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. You may designate how this amount is allocated among the accounts. If you give no instructions, the amount transferred will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.
Interest Credited to the Loan Account. Policy Value in the Loan Account will earn interest at an effective annual rate guaranteed to be at least 3.25%. We may declare a current interest rate that is greater than this, subject to change at any time. The excess of the loan interest charged rate (4%) over the loan interest credited rates will result in a net charge against the Policy Value with respect to any Policy Debt.
Currently we credit loan interest rates which vary by Policy Year as follows:
Policy Years	Current Loan Interest Credited Rates	Excess Loan Interest Charged Rate
1-10	3.25%	0.75%
11+	3.75%	0.25%
Loan Account Adjustments. On the first day of each Policy Month the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. The amount transferred will be allocated to the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account or the Fixed Account bears to the Net Policy Value.
Loan Repayments. Policy Debt may be repaid, in whole or in part, at any time prior to the death of the Life Insured while the policy is in force. A loan repayment amount will be credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value.
Amounts paid to us not specifically designated in writing as loan repayments will be treated as premiums.
POLICY SURRENDER AND PARTIAL WITHDRAWALS
Policy Surrender
A policy may be surrendered for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less any outstanding monthly deductions due minus the Policy Debt. The Net Cash Surrender Value will be determined at the end of the Business Day on which we receive the policy and a written request for surrender at our our Service Office. After a policy is surrendered, the insurance coverage and all other benefits under the policy will terminate.
Partial Withdrawals
You may make a partial withdrawal of the Net Cash Surrender Value at any time. You may designate how the withdrawal amount is allocated among the Investment Account and the Fixed Account. If you give no instructions, the withdrawal amount will be allocated among the accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value.
The death benefit may be reduced as a result of a Partial Withdrawal. (See “Death Benefits—Decreases in Face Amount under Death Benefit Option 1 due to a Partial Withdrawal”).
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LAPSE AND REINSTATEMENT
Lapse
A policy will go into default at the beginning of a Policy Month if the Net Cash Surrender Value would be zero and below after deducting the monthly deduction then due. A lapse could have adverse tax consequences as described under “Tax Considerations—Other Policy Distributions”. We will notify you of the default and will allow you a 61 day grace period in which you may make a premium payment sufficient to bring the policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium charge. If the required payment is not received by the end of the grace period, the policy will terminate with no value.
Death During Grace Period. If the Life Insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value on the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.
Reinstatement
You may reinstate a policy that has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:
•	The policy must not have been surrendered for its Net Cash Surrender Value;
•	Evidence of the Life Insured’s insurability satisfactory to us must be provided; and
•	A premium equal to the payment required during the grace period following default to keep the policy in force is paid.
Generally, the suicide exclusion and incontestability provision will apply from the effective date of the reinstatement. Your policy will indicate if this is not the case.
THE GENERAL ACCOUNT
The general account of John Hancock USA consists of all assets owned by us other than those in Separate Account N and other separate accounts of the Company. Subject to applicable law, we have sole discretion over investment of the assets of the general account.
By virtue of exclusionary provisions, interests in the general account of John Hancock USA have not been registered under the Securities Act of 1933 (“1933 Act”) and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
Fixed Account
You may elect to allocate Net Premiums to the Fixed Account or transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. We will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in our general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.
Policy Value in the Fixed Account. The Policy Value in the Fixed Account is equal to:
•	the portion of the Net Premiums allocated to it; plus
•	any amounts transferred to it; plus
•	interest credited to it; less
•	any charges deducted from it; less
•	any partial withdrawals from it; less
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•	any amounts transferred from it.
Interest on the Fixed Account. An allocation of Policy Value to the Fixed Account does not entitle you to share in the investment experience of the general account. Instead, we guarantee that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of the general account. We may declare a current interest rate in excess of the guaranteed rate, subject to change at any time.
OTHER PROVISIONS OF THE POLICY
Policy Owner Rights
Who owns the policy? That’s up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the accounts in which to invest or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we’ve used the term “you” in this prospectus, we’ve assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.
While the insured person is alive, you will have a number of options under the policy. Here are some major ones:
•	Determine when and how much you invest in the various accounts
•	Borrow or withdraw amounts you have in the accounts
•	Change the beneficiary who will receive the death benefit
•	Change the amount of insurance
•	Turn in (i.e., “surrender”) the policy for the full amount of its Net Cash surrender value
•	Choose the form in which we will pay out the death benefit or other proceeds
It is possible to name so-called “joint owners” of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.
Policy Cancellation
Unless otherwise restricted by a separate agreement, you may:
•	Vary the premiums paid under the policy.
•	Change the death benefit option.
•	Change the premium allocation for future premiums.
•	Take loans and/or partial withdrawals.
•	Surrender the policy.
•	Transfer ownership to a new owner.
•	Name a contingent owner that will automatically become owner if you die before the Life Insured.
•	Change or revoke a contingent owner.
•	Change or revoke a beneficiary.
Assignment of Rights. We will not be bound by an assignment until we receive a copy of the assignment at our Service Office. We assume no responsibility for the validity or effects of any assignment.
Beneficiary
You may appoint one or more beneficiaries of the policy by naming them in the application. Beneficiaries may be appointed in three classes—primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, you may change the beneficiary during the Life Insured’s lifetime by giving written notice in a form satisfactory to us. If the Life Insured dies and there is no surviving beneficiary, you, or your estate if you are
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the Life Insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the Life Insured, we will pay the insurance benefit as if the beneficiary had died before the Life Insured.
Incontestability
We will not contest the validity of a policy after it has been in force during the Life Insured’s lifetime for two years from the Issue Date stated in the policy, nor will we contest the validity of an increase in Face Amount after it has been in force during the Life Insured’s lifetime for two years. If a policy has been reinstated, we can contest any misrepresentation of a fact material to the reinstatement for a period of two years after the reinstatement date.
Misstatement of Age or Sex
If the Life Insured’s stated age or sex or both in the policy are incorrect, we will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.
Suicide Exclusion
If the Life Insured, whether sane or insane, dies by suicide within two years from the Issue Date stated in the policy (or within the maximum period permitted by the state in which the policy was delivered, if less than two years), we will pay only the premiums paid less any partial withdrawals and any Policy Debt. If the Life Insured should die by suicide within two years after a Face Amount increase, the death benefit for the increase will be limited to the monthly deductions for the increase. At our discretion, this provision may be waived; for example, with policies purchased in conjunction with certain existing benefit plans.
Supplementary Benefits
Subject to certain requirements, one or more supplementary benefits may be added to a policy, including the FTIO Rider (see “Death Benefits—Flexible Term Insurance Option Rider”) and, in the case of a policy owned by a corporation or other similar entity, a benefit permitting a change in the Life Insured (a taxable event). More detailed information concerning this supplementary benefit may be obtained from us. There is no cost for any supplementary benefit currently offered by us, with the exception of the FTIO Rider (see “Charges and Deductions—Monthly Deductions”).
Tax considerations
This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.
General
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our policy holder reserves. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a charge we may impose against the Separate Account to compensate us for the cost of a delay in the deductibility of deferred acquisition costs (the “DAC tax” adjustment) pursuant to section 848 of the Internal Revenue Code. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and
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not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that is passed through to policy owners.
The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes where applicable. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.
Death benefit proceeds and other policy distributions
Generally, death benefits paid under policies such as yours are not subject to income tax unless policy ownership has been transferred in exchange for payment. Earnings on your policy value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. Any portion not treated as a return of your premiums would be includible in your income.
Please note that certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.
However, some of the tax rules change if your policy becomes a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. In that case, additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)
We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.
If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. (As noted above, a transfer of the policy for valuable consideration may limit the exclusion of death benefits from the beneficiary's income.)
Increases in policy value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed only on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it were a result of the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).
Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership.
It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of amounts permitted under section 7702, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its
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owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.
Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.
Policy loans
We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, an amount equal to any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Diversification rules and ownership of the Separate Account
Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investor control” over the underlying assets.
In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the Separate Account used to support the policy. In those circumstances, income and gains from the Separate Account assets would be includible in the policy owner's gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of Separate Account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 (T.D. 8101) stated that guidance would be issued in the form of regulations or rulings on “the extent to which policyholders may direct their investments to particular sub-accounts of a Separate Account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of Separate Account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Separate Account.
We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
7-pay premium limit and modified endowment contract status
At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.
The 7-pay limit at any time during the first seven contract years is the total of net level premiums that would have been payable at or before that time under a comparable fixed policy that would be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until
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maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.
Policies classified as modified endowment contracts are subject to the following tax rules:
•	First, all withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the withdrawal over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.
•	Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.
•	Third, a 10% additional penalty tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
•	is made on or after the date on which the policy owner attains age 59½;
•	is attributable to the policy owner becoming disabled; or
•	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.
These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.
Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.
Moreover, under a policy insuring a single life, if there is a reduction in benefits (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, a reduction in benefits under the policy at any time will require re-testing. For such a policy the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
If your policy is issued as a result of an exchange subject to section 1035 of the Internal Revenue Code, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice. A new policy issued in exchange for a modified endowment contract will also be a modified endowment contract regardless of any change in the death benefit.
All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the rules on taxation of withdrawals from modified endowment contracts. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
Corporate and H.R. 10 retirement plans
The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.
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Withholding
To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions. Electing to have no withholding will not reduce your tax liability and may expose you to penalties under the rules governing payment of estimated taxes.
Life insurance purchases by residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.
Life insurance purchases by non-resident aliens
If you are not a U.S. citizen, U.S. resident alien or other U.S. person, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.
Life insurance owned by citizens or residents living abroad
If you are a U.S. citizen or permanent resident living outside the United States, you are still subject to income taxation by the United States. Since many countries tax on the basis of domicile, you may also be subject to tax in the country or territory in which you are living. The tax-deferred accumulation of gain that a life insurance policy provides under United States tax law may not be available under the tax laws of the country in which you are living. If you are living outside the United States or planning to do so, you should consult with a qualified tax adviser before purchasing or retaining ownership of a policy. If your policy is issued as a result of an exchange of a policy owned or issued outside the United States, the country or territory in which you reside may still tax you on the surrender of the policy replaced through the exchange. You should consult with a qualified tax adviser before exchanging your policy issued outside of the United States for one issued within the United States.
OTHER INFORMATION
Payment of Proceeds
As long as the policy is in force, we will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at our Service Office of all the documents required for such a payment. We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don’t have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person’s death, we will pay the proceeds as a single sum.
We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don’t have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person’s death, we will pay the proceeds as a single sum. We may delay the payment of any policy loans, surrenders, partial withdrawals, or insurance benefit that depends on Fixed Account values for up to six months or in the case of any Investment Account for any period during which:
(i)   the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings),
(ii)   trading on the New York Stock Exchange is restricted
(iii)   an emergency exists, as determined by the SEC, as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets or
(iv)   the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.
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Reports to Policy Owners
Within 30 days after each Policy Anniversary, we will send you a statement showing, among other things:
•	the amount of death benefit;
•	the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;
•	the value of the units in each Investment Account to which the Policy Value is allocated;
•	the Policy Debt and any loan interest charged since the last report;
•	the premiums paid and other policy transactions made during the period since the last report; and
•	any other information required by law.
You will also be sent an annual and a semi-annual report for each portfolio, which will include a list of the securities, held in each portfolio as required by the 1940 Act.
Distribution of policies
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the Trust, whose securities are used to fund certain variable investment accounts under the policies and under other annuity and life insurance products we offer.
JH Distributors' principal address 200 Berkeley Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. In addition, we, either directly or through JH Distributors, have entered into agreements with other financial intermediaries that provide marketing, sales support and certain administrative services to help promote the policies (“financial intermediaries”). In a limited number of cases, we have entered into loans, leases or other financial agreements with these broker-dealers or financial intermediaries or their affiliates.
Compensation
The broker-dealers and other financial intermediaries that distribute or support the marketing of our policies may be compensated by means of various compensation and revenue sharing arrangements. A general description of these arrangements is set out below under “Standard compensation” and “Additional compensation and revenue sharing.” These arrangements may differ between firms, and not all broker-dealers or financial intermediaries will receive the same compensation and revenue sharing benefits for distributing our policies. Also, a broker-dealer may receive more or less compensation or other benefits for the promotion and sale of our policy than it would expect to receive from another issuer.
Under their own arrangements, broker-dealers determine how much of any amounts received from us is to be paid to their registered representatives.
Policy owners do not pay any compensation or revenue sharing benefits directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying fund’s distribution plan (“12b-1 fees”), the fees and charges imposed under the policy and other sources.
You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy. We provide additional information on special compensation or reimbursement arrangements involving broker-dealers and other financial intermediaries in the SAI, which is available upon request.
Standard compensation. JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies, and for providing ongoing service in relation to policies that have already been purchased. We may also pay a limited number of broker-dealers commissions or overrides to “wholesale” the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling.
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The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. The compensation paid is not expected to exceed 30% of the target premium paid in policy year 1, 5% of target premium paid in years 2-5, and 2.5% of the target premium paid in years 6 and after. Compensation on any premium paid in excess of target premium in any year will not exceed 2.5%. Broker-dealers may also receive a service fee of up to $100 per policy per year, and an asset trail of up to .10%. This compensation schedule is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders).
Additional compensation and revenue sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter into special compensation or reimbursement arrangements (“revenue sharing”), either directly or through JH Distributors, with selected broker-dealers and other financial intermediaries. In consideration of these arrangements, a firm may feature our policy in its sales system, give us preferential access to sales staff, or allow JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force. We hope to benefit from these revenue sharing and other arrangements through increased sales of our policies.
Selling broker-dealers and other financial intermediaries may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's “due diligence” examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public or client seminars, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions, and/or other contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash or other rewards as may be permitted under FINRA rules and other applicable laws and regulations.
Responsibilities of John Hancock USA
John Hancock USA entered into an agreement with JH Distributors pursuant to which John Hancock USA, on behalf of JH Distributors will pay the sales commissions in respect of the policies and certain other policies issued by John Hancock USA, prepare and maintain all books and records required to be prepared and maintained by JH Distributors with respect to the policies and such other policies, and send all confirmations required to be sent by JH Distributors with respect to the policies and such other policies. JH Distributors will promptly reimburse John Hancock USA for all sales commissions paid by John Hancock USA and will pay John Hancock USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.
Finally, John Hancock USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of the insured.
Voting Rights
As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular portfolio. John Hancock USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders’ meeting. However, John Hancock USA will vote shares held in the sub-accounts in accordance with instructions received from policyholders having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyholders are received, including shares not attributable to the policies, will be voted by John Hancock USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit John Hancock USA to vote shares held in the Separate Account in its own right, it may elect to do so.
The number of shares in each sub-account for which instructions may be given by a policyholder is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding portfolio. The number will be determined as of a date chosen by John Hancock USA, but not more than 90 days before the shareholders’ meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.
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John Hancock USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the portfolios, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If John Hancock USA does disregard voting instructions, it will advise policyholders of that action and its reasons for such action in the next communication to policyholders.
Substitution of Portfolio Shares
It is possible that in the judgment of the Company, one or more of the portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, John Hancock USA may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC and one or more state insurance departments may be required.
John Hancock USA also reserves the right (i) to combine other Separate Accounts with the Separate Account, (ii) to create new Separate Accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another Separate Account and from another Separate Account to the Separate Account. We also reserve the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.
Records and Accounts
Our Service Office is responsible for performing all administrative functions, such as decreases, increases, surrender and partial withdrawals, and fund transfers although certain of these functions may be delegated to a third party administrator.
All records and accounts relating to the Separate Account and the portfolios will be maintained by us. All financial transactions will be handled by us. All reports required to be made and information required to be given will be provided the Company or by McCamish Systems on behalf of us.
State Regulation
John Hancock USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The policies have been filed with insurance officials in each jurisdiction where they are sold.
John Hancock USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.
Financial statements reference
The financial statements of John Hancock USA and the Separate Account can be found in the SAI. The financial statements of John Hancock USA should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of John Hancock USA to meet its obligations under the policies. Our general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.
Registration statement filed with the SEC
This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.
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Legal and Regulatory Matters
There are no legal proceedings to which the Depositor, the Separate Account or the principal underwriter is a party or to which the assets of the Separate Account are subject that are likely to have a material adverse effect on the Separate Account or the ability of the principal underwriter to perform its contract with the Separate Account or of the Depositor to meet its obligations under the policy.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account N at December 31, 2018, and for each of the two years in the period ended December 31, 2018, appearing in this Prospectus and Registration Statement have been audited by Ernst &Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
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APPENDIX A: DEFINITIONS
Annual Premium Target: is an amount set forth in the policy that limits the amount of premium attributable to a Coverage Amount in Sales Load calculations.
Attained Age: is the Issue Age of the Life Insured plus the number of completed Policy Years.
Business Day: is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.
Case: is a group of policies insuring individual lives with common employment or other relationship, independent of the policies.
Cash Surrender Value: is the Policy Value less any outstanding monthly deductions due.
Coverage Amount: is an amount of insurance coverage under the policy with a distinct effective date. The Face Amount of the policy at any time is the sum of the Coverage Amounts in effect.
Coverage Year: is a one-year period beginning on a Coverage Amount’s effective date and on each anniversary of this date. For Coverage Amounts in effect on the policy’s Effective Date, the Coverage Year is the same as the Policy Year.
Fixed Account: is the part of the Policy Value that reflects the value you have in our general account.
Investment Account: is the part of the Policy Value that reflects the value you have in one of the sub-accounts of the Separate Account.
Issue Age: is the Life Insured’s age on the birthday closest to the Policy Date.
Loan Account: is the part of the Policy Value that reflects policy loans and interest credited to the Policy Value in connection with such loans.
Minimum Initial Premium: is the sum of the monthly deductions due for the first 3 Policy Months plus the Premium Charges deductible from this amount.
Net Cash Surrender Value: is the Cash Surrender Value less the Policy Debt.
Net Policy Value: is the Policy Value less the value in the Loan Account.
Net Premium: is the premium paid less the Premium Load and Sales Load.
Policy Date, Policy Anniversary, Policy Month and Policy Year: Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months, and Policy Anniversaries are measured.
Policy Debt: on any date is the aggregate amount of policy loans, including borrowed and accrued interest, less any loan repayments.
Policy Value: is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.
Service Office: is PO Box 192, Boston, MA 02117-0192, or such other address as we specify to you by written notice.
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In addition to this prospectus, John Hancock USA has filed with the SEC an SAI that contains additional information about John Hancock USA and the Separate Account, including information on our history, services provided to the Separate Account, and the audited financial statements for John Hancock USA and the Separate Account. The SAI and personalized illustrations of death benefits, policy values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.
JOHN HANCOCK USA SERVICE OFFICE
Overnight Express Delivery	Mail Delivery
Life Post Issue - Specialty Products John Hancock Insurance Company 30 Dan Road, Suite #55979 Canton, MA 02021	Life Post Issue - Specialty Products John Hancock Insurance Company PO Box 55979 Boston, MA 02205
Phone:	Fax:
1-800-521-1234	1-617-572-1571
Information about the Separate Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.
1940 Act File No. 811-5130—1933 Act File No. 333-100567

Statement of Additional Information
dated April 29, 2019
for interests in
John Hancock Life Insurance Company (U.S.A.) Separate Account N
(Name of Registrant)
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
(Name of Depositor)
This is a Statement of Additional Information (“SAI”). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting our Service Office - Specialty Products by mail at Life Post Issue, John Hancock Insurance Company, PO Box 55979, Boston, MA 02205, or telephone at 1-800-827-4546.

Description of the Depositor
Under the Federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the “Depositor.” John Hancock USA (“Depositor”) is a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The Depositor is a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, the Depositor was known as The Manufacturers Life Insurance Company (U.S.A.).
The Depositor's ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Description of the Registrant
Under the Federal securities laws, the registered separate account underlying the variable life insurance policy is known as the “Registrant.” John Hancock Life Insurance Company (U.S.A.) Separate Account N (the “Registrant” or “Separate Account”), is a separate account established by the Depositor under Michigan law. The variable investment accounts shown on page 1 of the prospectus are subaccounts of the Separate Account. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the Securities and Exchange Commission (“SEC”) of the management of the Separate Account or of the Depositor.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
Services
Administration of policies issued by the Depositor and of registered separate accounts organized by the Depositor may be provided by other affiliates. Neither the Depositor nor the separate accounts are assessed any charges for such services.
Custodianship and depository services for the Registrant are provided by State Street Investment Services (“State Street”). State Street’s address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts, 02111.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account N at December 31, 2018, and for each of the two years in the period ended December 31, 2018, appearing in this Prospectus and Registration Statement have been audited by Ernst &Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Principal Underwriter/Distributor
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with the Depositor, is the principal distributor and underwriter of the securities offered through the prospectus. JH Distributors acts as the principal distributor of a number of other life insurance and annuity products we and our affiliates offer or maintain. JH Distributors also acts as the principal underwriter of John Hancock Variable Insurance Trust (the “Trust”), whose securities are used to fund certain variable investment options under the policies and under other life insurance and annuity products we offer or maintain.
JH Distributors' principal address is 200 Berkeley Street, Boston, MA 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors.

The aggregate dollar amount of underwriting commissions paid to JH Distributors by the Depositor and its affiliates in connection with the sale of variable life products in 2018, 2017, and 2016, was $95,309,756, $94,706,904, and $100,416,732, respectively. JH Distributors did not retain any of these amounts during such periods.
The registered representative through whom your policy is sold will be compensated pursuant to the registered representative’s own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy.
Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms and other financial intermediaries. The terms of such arrangements may differ among firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:
•	Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm’s conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.
•	Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.
•	Payments based upon “assets under management”: These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.
Additional Information About Charges
A policy will not be issued until the underwriting process has been completed to our satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.
Special purchase programs for eligible classes
The policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. We reserve the right to reduce any of the policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.
3

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)

For the Years Ended December 31, 2018, 2017 and 2016

With Report of Independent Auditors

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Years Ended December 31, 2018, 2017 and 2016

Report of Independent Auditors

The Board of Directors and Stockholder

John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) (the Company), which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2018, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, on the basis of accounting described in Note 2.

/s/ Ernst & Young LLP

Boston, Massachusetts

April 3, 2019

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS—STATUTORY BASIS

	December 31,
	2018	2017

	(in millions)
Admitted assets
Cash and invested assets:
Bonds	$44,556	$47,970
Stocks:
Preferred stocks	14	11
Common stocks	918	1,354
Investments in affiliates	2,913	2,560
Mortgage loans on real estate	12,085	11,900
Real estate:
Company occupied	162	286
Investment properties	3,851	5,436
Cash, cash equivalents and short-term investments	2,988	4,131
Policy loans	2,788	2,726
Derivatives	8,511	9,637
Receivable for securities	1	16
Other invested assets	9,728	9,269

Total cash and invested assets	88,515	95,296
Investment income due and accrued	583	705
Premiums due	65	65
Amounts recoverable from reinsurers	232	163
Net deferred tax asset	-	13
Funds held by or deposited with reinsured companies	3,188	3,321
Other reinsurance receivable	575	181
Amounts due from affiliates	244	477
Other assets	2,423	1,435
Assets held in separate accounts	124,131	141,167

Total admitted assets	$219,956	$242,823

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS—STATUTORY BASIS – (CONTINUED)

	December 31,
	2018	2017

	(in millions)
Liabilities and capital and surplus
Liabilities:
Policy and contract obligations:
Policy reserves	$64,047	$69,132
Policyholders’ and beneficiaries funds	2,395	2,683
Consumer notes	154	197
Dividends payable to policyholders	393	408
Policy benefits in process of payment	445	450
Other amount payable on reinsurance	845	534
Other policy obligations	46	46

Total policy and contract obligations	68,325	73,450
Payable to parent and affiliates	1,309	1,645
Transfers to (from) separate account, net	(311)	(365)
Asset valuation reserve	1,981	2,106
Reinsurance in unauthorized companies	1	4
Funds withheld from unauthorized reinsurers	336	66
Interest maintenance reserve	1,373	2,038
Current federal income taxes payable	-	104
Net deferred tax liability	77	-
Derivatives	3,719	4,129
Payables for collateral on derivatives	1,559	1,973
Payables for securities	29	177
Funds held under coinsurance	7,376	7,239
Other general account obligations	1,181	981
Obligations related to separate accounts	124,131	141,167

Total liabilities	211,086	234,714

Capital and surplus:
Preferred stock (par value $1; 50,000,000 shares authorized; 100,000 shares issued and outstanding at December 31, 2018 and 2017)	-	-
Common stock (par value $1; 50,000,000 shares authorized; 4,728,940 shares issued and outstanding at December 31, 2018 and 2017, respectively)	5	5
Paid-in surplus	3,219	3,219
Surplus notes	585	585
Unassigned surplus	5,061	4,300

Total capital and surplus	8,870	8,109

Total liabilities and capital and surplus	$219,956	$242,823

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF OPERATIONS—STATUTORY-BASIS

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Premiums and other revenues:
Life, long-term care and annuity premiums, net	$5,816	$18,286	$13,227
Consideration for supplementary contracts with life contingencies	132	176	201
Net investment income	4,665	4,426	4,308
Amortization of interest maintenance reserve	179	195	191
Commissions and expense allowance on reinsurance ceded	468	1,963	629
Reserve adjustment on reinsurance ceded	(7,820)	(12,621)	(7,297)
Separate account administrative and contract fees	1,786	1,772	1,697
Other revenue	193	347	434

Total premiums and other revenues	5,419	14,544	13,390
Benefits paid or provided:
Death, surrender and other contract benefits, net	12,322	12,693	10,220
Annuity benefits	1,735	1,788	1,622
Disability and long-term care benefits	801	738	664
Interest and adjustments on policy or deposit-type funds	(52)	(318)	94
Payments on supplementary contracts with life contingencies	203	199	191
Increase (decrease) in life and long-term care reserves	(5,078)	1,979	1,784

Total benefits paid or provided	9,931	17,079	14,575
Insurance expenses and other deductions:
Commissions and expense allowance on reinsurance assumed	1,078	1,091	1,049
General expenses	1,186	1,039	943
Insurance taxes, licenses and fees	167	138	171
Net transfers to (from) separate accounts	(7,616)	(8,706)	(5,581)
Investment income ceded	1,052	878	1,240
Other deductions	(459)	153	21

Total insurance expenses and other deductions	(4,592)	(5,407)	(2,157)
Income (loss) from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	80	2,872	972
Dividends to policyholders	111	124	131

Income (loss) from operations before federal income taxes and net realized capital gains (losses)	(31)	2,748	841
Federal income tax expense (benefit)	(725)	446	(121)

Income (loss) from operations before net realized capital gains (losses)	694	2,302	962
Net realized capital gains (losses)	340	(403)	(933)

Net income (loss)	$1,034	$1,899	$29

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS—STATUTORY-BASIS

	Preferred and Common Stock	Paid-in Surplus	Surplus Notes	Unassigned Surplus (Deficit)	Total Capital and Surplus

	(in millions)
Balances at January 1, 2016	$5	$3,196	$990	$1,253	$5,444
Net income (loss)				29	29
Change in net unrealized capital gains (losses)				569	569
Change in net deferred income tax				810	810
Decrease (increase) in non-admitted assets				(38)	(38)
Decrease (increase) in asset valuation reserves				(262)	(262)
Change in surplus as a result of reinsurance				(125)	(125)
Surplus note redemptions			(405)		(405)
Other adjustments, net			-	132	132

Balances at December 31, 2016	5	3,196	585	2,368	6,154
Net income (loss)				1,899	1,899
Change in net unrealized capital gains (losses)				1,394	1,394
Change in net deferred income tax				(726)	(726)
Decrease (increase) in non-admitted assets				191	191
Change in liability for reinsurance in unauthorized reinsurance				(1)	(1)
Capital contribution from parent	-	23			23
Dividend paid to parent				(900)	(900)
Change in surplus as a result of reinsurance				80	80
Other adjustments, net			-	(5)	(5)

Balances at December 31, 2017	5	3,219	585	4,300	8,109
Net income (loss)				1,034	1,034
Change in net unrealized capital gains (losses)				(220)	(220)
Change in net deferred income tax				(17)	(17)
Decrease (increase) in non-admitted assets				43	43
Change in liability for reinsurance in unauthorized reinsurance				3	3
Decrease (increase) in asset valuation reserves				125	125
Dividend paid to parent				(600)	(600)
Change in surplus as a result of reinsurance				380	380
Other adjustments, net			-	13	13

Balances at December 31, 2018	$5	$3,219	$585	$5,061	$8,870

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CASH FLOW—STATUTORY-BASIS

	Years Ended December 31,
	2018	2017	2016

	(in millions)

Operations
Premiums and other considerations collected, net of reinsurance	$13,901	$18,819	$13,411
Net investment income received	4,828	4,603	4,415
Separate account fees	1,786	1,772	1,697
Commissions and expenses allowance on reinsurance ceded	468	1,963	629
Miscellaneous income	668	374	595
Benefits and losses paid	(22,601)	(28,091)	(21,060)
Net transfers from (to) separate accounts	7,670	8,763	5,699
Commissions and expenses (paid) recovered	(3,763)	(3,040)	(2,873)
Dividends paid to policyholders	(126)	(138)	(137)
Federal and foreign income and capital gain taxes (paid) recovered	(617)	(846)	200

Net cash provided by (used in) operating activities	2,214	4,179	2,576

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	22,532	19,287	20,934
Stocks	566	317	239
Mortgage loans on real estate	880	885	1,283
Real estate	2,507	986	1,295
Other invested assets	2,066	624	485
Net gains (losses) on cash, cash equivalents and short term investments	(4)	4	(2)

Total investment proceeds	28,547	22,103	24,234
Cost of investments acquired:
Bonds	25,992	21,195	21,880
Stocks	114	459	652
Mortgage loans on real estate	1,975	1,179	2,440
Real estate	213	415	446
Other invested assets	2,530	1,680	1,429
Derivatives	12	46	1,420

Total cost of investments acquired	30,836	24,974	28,267
Net increase (decrease) in receivable/payable for securities and collateral on derivatives	(547)	217	266
Net (increase) decrease in policy loans	(62)	(4)	932

Net cash provided by (used in) investment activities	(2,898)	(2,658)	(2,835)

Financing and miscellaneous activities
Surplus notes	-	-	(405)
Borrowed funds	(42)	(164)	(64)
Net deposits (withdrawals) on deposit-type contracts	(288)	(34)	93
Dividend paid to Parent	(600)	(900)	-
Other cash provided (applied)	471	(171)	(14)

Net cash provided by (used in) financing and miscellaneous activities	(459)	(1,269)	(390)
Net increase (decrease) in cash, cash equivalents and short-term investments	(1,143)	252	(649)
Cash, cash equivalents and short-term investments at beginning of year	4,131	3,879	4,528

Cash, cash equivalents and short-term investments at end of year	$2,988	$4,131	$3,879

Non-cash activities during the year:
Premium and other operating activity related to reinsurance transactions, net	$7,873	$33	$650
Transfer of invested assets related to reinsurance transactions and other affiliate transactions, net	(7,873)	16	(650)
Financing and miscellaneous activities related to reinsurance transactions and transfer with affiliates, net	-	(49)	-

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. Organization and Nature of Operations

John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”) is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of John Hancock Financial Corporation (“JHFC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded financial services holding company.

The Company is licensed to conduct insurance business in 49 states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands, and provides a wide range of financial protection and wealth management products and services to both individual and institutional customers located primarily in the United States. Through its insurance operations, the Company offers a variety of individual life insurance and individual and group long-term care insurance products that are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing. The Company also offers mutual fund products and services which include a variety of retirement products to retirement plans. The Company distributes these products through multiple distribution channels, including insurance agents and affiliated brokers, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks. Effective December 2, 2016, the Company discontinued new sales of its individual long-term care product. Effective March 31, 2018, the Company discontinued new sales of its corporate and bank-owned life insurance products.

The Company is also registered as a foreign reinsurer in several jurisdictions outside of the United States as part of its International Group Program that offers pooling services and reinsurance coverage for group employee contracts issued by its network partners to local companies, which are subsidiaries, branches or affiliates of multinational corporations.

Pursuant to a distribution agreement with the Company, John Hancock Distributors LLC (“JHD”), a registered broker-dealer and a wholly-owned subsidiary of the Company, acts as the principal underwriter of variable life contracts and other products issued by the Company.

The Company has two wholly-owned life insurance subsidiaries, John Hancock Life Insurance Company of New York (“JHNY”) and John Hancock Life & Health Insurance Company (“JHLH”) and a wholly-owned captive insurance subsidiary, Manulife (Michigan) Reassurance Company (“MMRC”).

In 2017, following receipt of regulatory approval, JHLH executed a Plan and Agreement of Merger with John Hancock Insurance Company of Vermont (“JHVT”), also a wholly-owned subsidiary of JHUSA. Effective as of October 1, 2017, JHVT merged with and into JHLH. Prior to the JHLH/JHVT merger, JHUSA issued one common share to its parent MIC in exchange for 100% ownership of JHVT and became the common parent of both JHLH and JHVT. As a result of the merger, JHVT ceased to exist and the companies’ property and obligations became the property and obligations of JHLH.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known and may impact the amounts reported and disclosed herein.

Basis of Presentation

These financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (the “Insurance Department”). The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Michigan Director of the Department of Insurance and Financial Services (the “Director”) has the authority to prescribe or permit other specific practices that deviate from prescribed practices. NAIC SAP practices differ from accounting principles generally accepted in the United States (“GAAP”) as described below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Investments: Investments in bonds not backed by other loans are principally stated at amortized cost using the constant yield (interest) method. Bonds can also be stated at the lesser of amortized cost or fair value based on their NAIC designated rating. Non-redeemable preferred stocks, which have characteristics of equity securities, are reported at cost or lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”) rating, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Redeemable preferred stocks, which have characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

For bonds other than loan-backed and structured securities, the Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. The Company recognizes other-than-temporary impairment losses on bonds with unrealized losses when the entity does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. Declines in value due to credit difficulties are also considered to be other-than-temporarily impaired when the Company does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. The entire difference between amortized cost and fair value on such bonds with credit difficulties is recognized as an impairment loss in income.

Loan-backed and structured securities (i.e., collateralized mortgage obligations) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discounts or amortization of premiums of such securities using either the retrospective or prospective methods. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities and such securities with NAIC designations of 3-6, which are valued using the prospective method. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the present value of estimated future cash flows using the original effective interest rate inherent in the security.

Common stocks are primarily reported at fair value based on quoted market prices and the related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustment for federal income taxes. There are no restrictions on common and preferred stocks.

Insurance subsidiaries are reported at their underlying audited statutory equity. Non-insurance subsidiaries, which have significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying audited GAAP equity. Non-insurance subsidiaries, which have no significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying audited GAAP equity, including the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

Realized capital gains (losses) on sales of securities are recognized using the first in, first out (“FIFO”) method. The cost basis of bonds, common and preferred stocks, and other invested assets is adjusted for impairments in value deemed to be other-than-temporary and such adjustments are reported as a component of net realized capital gains (losses).

Mortgage loans on real estate are reported at unpaid principal balances, less an allowance for impairments. Valuation allowances, if necessary, are established for mortgage loans on real estate based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable and the impairment is other-than-temporary, the mortgage loan is written down and a realized loss is recognized.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. Investment income and operating expenses include rent for the Company’s occupancy of Company owned properties.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost. Short-term investments include investments with maturities of one year or less and greater than three months at the date of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Derivative instruments that meet the criteria to qualify for hedge accounting are accounted for in a manner consistent with the item hedged (i.e., amortized cost or fair value with the related net unrealized capital gains (losses) reported in unassigned surplus along with any adjustment for federal income taxes). Derivative instruments that are entered into for other than hedging purposes or that do not meet the criteria to qualify for hedge accounting are accounted for at fair value, and the related changes in fair value are recognized as net unrealized capital gains (losses) reported in unassigned surplus, net of any adjustments for federal income taxes. Embedded derivatives are not accounted for separately from the host contract.

Other invested assets consist of ownership interests in partnerships and limited liability companies (“LLCs”) which are carried based on the underlying audited GAAP equity, with the exception of affordable housing tax credit properties, which are carried at amortized cost. The related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustments for federal income taxes. The Company records its share of income using the most recent financial information available, which is generally on a three month lag. Depending on the timing of receipt of the audited financial statements of these other invested assets, the investee level financial data may be up to one year in arrears.

Interest Maintenance and Asset Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains (losses) on sales of fixed income investments, principally bonds and mortgage loans, and interest-related hedging activities that are attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Balance Sheets. Realized capital gains (losses) are reported in income, net of federal income tax and transferred to the IMR. The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed quarterly statement, excluding electronic data processing (“EDP”) equipment, operating system software, net deferred tax assets, and net positive goodwill. Goodwill is amortized over the period the Company benefits economically, not to exceed 10 years. Goodwill held by non-insurance subsidiaries is assessed in accordance with GAAP, subject to certain limitations for holding companies and foreign insurance subsidiaries. Goodwill is reported in other invested assets in the Balance Sheets.

Separate Accounts: Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contract holder, rather than the Company, bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts are generally reported at fair value. The operations of the separate accounts are not included in the Statements of Operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other revenue. Fees charged to contract holders, principally mortality, policy administration, and surrender charges are included in separate account administrative and contract fees. The assets in the separate accounts are not pledged to others as collateral or otherwise restricted. For the years ended December 31, 2018, 2017 and 2016, there were no gains (losses) on transfers of assets from the general account to the separate account.

Nonadmitted Assets: Certain assets designated as nonadmitted, principally other invested assets, furniture and equipment, prepaid expenses, and other assets not specifically identified as an admitted asset within the NAIC SAP are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Policy Reserves: Reserves for life, long-term care, annuity, and deposit-type contracts are developed by actuarial methods and are determined based on interest rates, mortality tables and valuation methods prescribed by the NAIC that will provide, in the aggregate, reserves that are greater than or equal to the maximum of guaranteed policy cash values or the amounts required by the Insurance Department.

•

The Company waives deduction of deferred fractional premiums on the death of lives insured and annuity contract holders and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. At December 31, 2018 and 2017, the Company held reserves of $1,212 million and $1,281 million, respectively, on insurance in-force for which gross premiums were less than net premiums according to the standard of valuation set by the State of Michigan.

•

Reserves for individual life insurance policies are maintained using the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables and using principally the Commissioner’s Reserve Valuation Method. Policies using the principles-based reserving method use assumptions as outlined in the Company’s PBR Actuarial Report.

•

Annuity and supplementary contracts with life contingency reserves are based principally on modifications of the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971, 1983, and 1994, the 1971 and 1983 Individual Annuity Mortality Tables, the A-2000 Individual Annuity Mortality Table, and the 2012 Individual Annuity Mortality Table.

•	Liabilities related to policyholder funds left on deposit with the Company are generally equal to fund balances.

•	Long-term care reserves are generally calculated using the one-year preliminary term method based on various mortality, morbidity, and lapse tables.

•

For life insurance, the calendar year exact method is used to calculate the reserve at December 31, 2018 and 2017. Reserves at December 31, 2018 and 2017 are calculated based on the rated age. For certain policies with substandard table ratings, substandard multiple extras are applied via the Lotter method.

•	For long-term care, the interpolated reserve method is used to adjust the calculated terminal reserve, and in addition an unearned premium reserve is held.

•

Tabular interest, tabular less actual reserve released, and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one percent of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation year.

•

From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to unassigned surplus.

•

Reserves for variable deferred annuity contracts are calculated in accordance with NAIC Actuarial Guideline 43. The reserve is based on the worst present value of accumulated losses from the perspective of the Company. The liability is evaluated under both a standard scenario and stochastic scenario, and the Company holds the higher of the standard or stochastic values.

Reinsurance: Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves, and claim liabilities have been reported as reductions of these items.

The Company records a liability for unsecured policy reserves ceded to reinsurers not authorized in the State of Michigan to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions and expense allowances allowed by reinsurers on business ceded are reported as income when received. Investment income ceded includes separate account fee income, net investment income and realized investment and other gains (losses), which was ceded to the affiliated reinsurers. NAIC SAP prescribes that no gain be recognized upon inception of a reinsurance treaty. The initial gain is recorded directly to unassigned surplus and released into income over the life of the treaty.

Federal Income Taxes: Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the Statements of Operations as federal income tax expense if resulting from operations and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. The provision for federal and foreign income taxes incurred in the Statements of Operations is different from that which would be obtained by applying the statutory federal income tax rate to income before income tax (including realized capital gains). For additional information, see the Federal Income Taxes Note for reconciliation of effective tax rate.

Participating Insurance and Policyholder Dividends: Participating business represented approximately 16% and 14% of the Company’s aggregate reserve for life contracts at December 31, 2018 and 2017, respectively. The amount of policyholders’ dividends to be paid is approved annually by the Company’s Board of Directors. Policyholder dividends are recognized when declared rather than over the term of the related policies. The determination of the amount of policyholders’ dividends is complex and varies by policy type. In general, the aggregate amount of policyholders’ dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the Company. John Hancock Life Insurance Company (“JHLICO”) was a predecessor company that was merged into JHUSA on December 31, 2009. For additional information on the closed blocks, see the Reinsurance and Closed Block Note.

Surplus Notes: Surplus notes are reported in capital and surplus, and the interest expense is not accrued unless approved for payment by the Insurance Department.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent movements of cash and highly liquid debt investments with initial maturities of one year or less.

Premiums and Benefits: Premiums for whole, term, and universal life, long-term care, annuity policies, and group annuity contracts with any mortality and morbidity risk are recognized as revenue when due. Revenues for universal life and annuity policies with mortality or morbidity risk, except for term certain supplementary contracts, consist of the entire premium received. Premiums received for variable universal life, as well as annuity policies and group annuity contracts without mortality or morbidity risk are recorded using deposit accounting and are credited directly to an appropriate policy reserve account, without recognizing premium revenue. Benefits incurred represent the total of death benefits paid, annuity benefits paid and the change in policy reserves.

Policy and Contract Claims: Policy and contract claims are determined on an individual-case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives knowledge of an insurance insolvency.

Variances Between NAIC SAP and GAAP: The more significant variances from GAAP are: (a) bonds would generally be reported at fair value; (b) changes in the fair value of derivative financial instruments would generally be reported as revenue unless deemed an effective hedge; (c) embedded derivatives would be bifurcated from the underlying contract or security and accounted for separately at fair value; (d) income recognition on partnerships and LLCs, which are accounted for under the equity method, would not be limited to the amount of cash distribution; (e) majority-owned noninsurance subsidiaries,

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

variable interest entities where the Company is the primary beneficiary, and certain other controlled entities would be consolidated; (f) changes in the balances of deferred income taxes would generally be included in net income; (g) market value adjusted (“MVA”) annuity products would be reported in the general account of the Company; (h) all assets, subject to valuation allowances, would be recognized; (i) reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest; (j) reinsurance ceded, unearned ceded premium and unpaid ceded claims would be reported as an asset; (k) AVR and the IMR would not be recorded; (l) changes to the mortgage loan valuation allowance would be reported in income; (m) surplus notes would be reported as liabilities; (n) premiums received in excess of policy charges for universal life and annuity policies would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values; (o) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, would generally be capitalized and amortized based on profit emergence over the expected life of the policies or over the premium payment period; and (p) changes in unrealized capital gains (losses) and foreign currency translations would be presented as other comprehensive income.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

3. Permitted Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Department.

For determining the Company’s solvency under the State of Michigan’s insurance laws and regulations, the Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Michigan for determining and reporting the financial condition and results of operations of the Company. NAIC SAP has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Director has the authority to prescribe or permit other specific practices that deviate from prescribed practices.

As of December 31, 2018 and 2017, the Director had not prescribed or permitted the Company to use any accounting practices that would result in the Company’s income or financial position to deviate from NAIC SAP.

4. Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of unassigned surplus at the beginning of the year and the amount of unassigned surplus that would have been reported at that date if the new accounting principle had been applied retrospectively.

John Hancock Subsidiaries, LLC (“JHS”) is a wholly-owned subsidiary of the Company. During 2017, the Company reclassified its investment in JHS of $1.3 billion from Stocks - Investments in affiliates to Other invested assets. This reclassification was the result of a change in accounting principle and did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

Adoption of New Accounting Standards

Effective January 1, 2018, the NAIC made substantive revisions to Statement of Statutory Accounting Principles (“SSAP”) No. 100, Fair Value Measurements. The revised guidance allows the use of net asset value as a practical expedient for fair value when 1) specifically allowed in a SSAP or 2) when specific conditions exist. The guidance did not have a material impact on the Company’s financial position, results of operations and financial statement disclosures.

Effective January 1, 2018, the NAIC made substantive revisions to SSAP No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions to adopt ASU 2017-04 Settlement of Valuation Margin. The revised guidance requires the recognition of changes in variation margin as unrealized gains/losses until the derivative contract has matured, terminated and/or expired. The guidance applies to both over-the-counter (“OTC”) derivatives and (“ETF”) exchange-traded futures, regardless of whether the counterparty or exchange considers the variation

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

4. Accounting Changes - (continued)

margin payment to be collateral or a legal settlement. The guidance did not have a material impact on the Company’s financial position, results of operations and financial statement disclosures.

In June 2017, the NAIC adopted revisions to SSAP No. 37, Mortgage Loans. The revision requires an age analysis of mortgage loans disclosure, aggregated by type, with identification of mortgage loans in which the entity is a participant or co-lender in a mortgage loan agreement, capturing: 1) recorded investment of current mortgage loans, 2) recorded investment of mortgage loans classified as 30-59 days, 60-89 days, 90-179 days, and 180 days and greater past due; 3) recorded investment of mortgage loans 90 days and 180 days past due still accruing interest; 4) interest accrued for mortgage loans 90 days and 180 days past due; and 5) recorded investment and number of mortgage loans where interest has been reduced, by percent reduced. The guidance did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

In March 2015, the NAIC adopted revisions to SSAP No. 1, Disclosure of Accounting Policies, Risks and Uncertainties and Other Disclosures (“SSAP 1”) regarding management’s assessment of an entity’s ability to continue as a going concern. The pronouncement requires management to assess the entity’s ability to continue as a going concern, and provide footnote disclosures when conditions give rise to substantial doubt about an entity’s ability to continue as a going concern within one year from the financial statement issuance date. The new guidance was effective December 31, 2016. The guidance did not have a material impact on the Company’s financial position, results of operations, and financial statement disclosures.

Future Adoption of New Accounting Standards

In August, 2016, the NAIC adopted substantive revisions to SSAP No. 51 – Life Contracts in order to allow principle-based reserving (“PBR”) for life insurance contracts as specified in the Valuation Manual. Current statutory accounting guidance refers to existing model laws for reserving guidance which are primarily based on formulaic methodology. Also, in June 2016, the NAIC adopted updates to Appendix A-820: Minimum Life and Annuity Reserve Standards as part of the PBR project, which incorporate relevant aspects of the 2009 revisions to the Standard Valuation Law (Model #820) into Appendix A-820. The effective date was January 1, 2017 but companies are allowed to defer adoption for three years until January 1, 2020. The Company has adopted PBR for certain products launched in 2018 and will finish implementation prior to January 1, 2020. Adoption will be on a prospective basis for policies issued on or after the adoption date, therefore, we expect no impact to surplus upon adoption.

In March 2017, the NAIC made substantive revisions to SSAP No. 69 – Statement of Cash Flow to adopt ASU 2016-15 Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments as issued by the FASB, without modifications. The revisions clarified the classification of eight specific cash flow issues with the objective of reducing diversity in practice. The amendment is to be applied retrospectively, effective for fiscal years beginning after December 15, 2018 and interim periods within those years. Early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

In August 2017, the NAIC adopted non-substantive revisions to SSAP No. 69 – Statement of Cash Flow to adopt ASU 2016-18 Statement of Cash Flows: Restricted Cash as issued by the FASB. The revision clarifies that restricted cash and cash equivalents shall not be reported as operating, investing or financing activities, but shall be reported with cash and cash equivalents when reconciling beginning and ending amounts on the cash flow statement. A consequential change was incorporated in SSAP No. 1 – Accounting Policies, Risks & Uncertainties and Other Disclosures to ensure information on restricted cash, cash equivalents and short-term investments is reported in the restricted asset disclosure. The revision is effective December 31, 2019, to be adopted retrospectively to allow for comparative cash flow statements. Early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

In November 2018, the NAIC made non-substantive revisions to SSAP No. 86, Derivatives to incorporate hedge documentation and assessment efficiencies from ASU 2017-12 Targeted Improvements to Accounting for Hedging Activities as issued by FASB. The revisions will allow companies to perform subsequent assessments of hedge effectiveness qualitatively if certain conditions are met, allow companies more time to perform the initial quantitative hedge effectiveness assessment and clarify that companies may apply the “criterial terms match” method for a group of forecasted transactions if they meet the requirements. The revisions are effective beginning January 1, 2019 and early adoption is permitted. The Company will adopt the amendment in 2019 and is currently assessing the impact of these revisions on its financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

4. Accounting Changes - (continued)

Reconciliation Between Audited Financial Statements and NAIC Annual Statements

There were no differences in net income (loss) or capital and surplus between the audited financial statements and the NAIC statements as filed as of and for the years ended December 31, 2018, 2017 and 2016.

5. Investments

Bonds

The carrying value and fair value of the Company’s investments in bonds are summarized as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2018:
U.S. government and agencies	$3,052	$123	$(16)	$3,159
States and political subdivisions	2,272	297	(13)	2,556
Foreign governments	2,370	54	(12)	2,412
Corporate bonds	31,188	1,749	(832)	32,105
Mortgage-backed and asset-backed securities	5,674	249	(106)	5,817

Total bonds	$44,556	$2,472	$(979)	$46,049

December 31, 2017:
U.S. government and agencies	$5,382	$153	$(78)	$5,457
States and political subdivisions	2,713	548	(3)	3,258
Foreign governments	2,467	87	(17)	2,537
Corporate bonds	31,028	3,455	(77)	34,406
Mortgage-backed and asset-backed securities	6,380	430	(28)	6,782

Total bonds	$47,970	$4,673	$(203)	$52,440

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2018, by contractual maturity, is as follows:

	Carrying Value	Fair Value

	(in millions)
Due in one year or less	$930	$932
Due after one year through five years	4,914	4,923
Due after five years through ten years	7,546	7,628
Due after ten years	25,492	26,749
Mortgage-backed and asset-backed securities	5,674	5,817

Total	$44,556	$46,049

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The Company maintains assets which are pledged as collateral in connection with various agreements and transactions. Additionally, the Company holds assets on deposit with government authorities as required by state law. The following table summarizes the carrying value or fair value, as applicable, of the pledged or deposited assets:

	December 31,
	2018	2017

	(in millions)
At fair value:
Bonds and cash pledged in support of over-the-counter derivative instruments	$265	$135
Bonds and cash pledged in support of exchange-traded futures	362	364
Bonds and cash pledged in support of cleared interest rate swaps	337	192

Total fair value	$964	$691

At carrying value:
Bonds on deposit with government authorities	$14	$16
Mortgage loans pledged in support of real estate	-	2
Bonds held in trust	93	93
Pledged collateral under reinsurance agreements	2,508	4,187

Total carrying value	$2,615	$4,298

At December 31, 2018 and 2017, the Company held below investment grade corporate bonds of $2,856 million and $2,238 million, with an aggregate fair value of $2,830 million and $2,412 million, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where there is evidence of impairment or a significant unrealized loss at the Balance Sheet date. Impairment is considered to have occurred, based on management’s judgment, when it is deemed probable that the Company will not be able to collect all amounts due according to the debt security’s contractual terms. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Transaction and Portfolio Review Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturity security portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security, other than loan-backed and structured securities, is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income. For loan-backed and structured securities in an unrealized loss position, where the Company does not intend to sell or is not likely to be required to sell the security, the Company calculates an other-than-temporary impairment loss by subtracting the net present value of the projected future cash flows of the security from the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions. The cash flow estimates, including prepayment assumptions, are based on data from third-party data sources or internal estimates, and are driven by assumptions regarding the underlying collateral, including default rates, recoveries, and changes in value.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

The following tables disclose the impact of Other-Than-Temporary Impairments (OTTI) on Carrying Values (CV), including the Net Present Value (NPV) of Projected Cash Flows (CF) less than Book Value (BV) by CUSIP for loan-backed and structured securities:

Year Ended December 31, 2018

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

	$-	$-	$-	$-	$-
	-	-	-	-	-
	-	-	-	-	-

Total	$-	$-	$-	$-	$-

Year Ended December 31, 2017

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

671451CZ0	$2	$-	$2	$-	$-
	-	-	-	-	-
	-	-	-	-	-

Total	$2	$-	$2	$-	$-

When a decline in fair value is other-than-temporary, an impairment loss is recognized as a realized loss equal to the entire difference between the bond’s carrying value or amortized cost and its fair value.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The following table shows gross unrealized losses and fair values of bonds, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2018:
U.S. government and agencies	$384	$(2)	$205	$(14)	$589	$(16)
States and political subdivisions	199	(5)	113	(8)	312	(13)
Foreign governments	10	-	75	(12)	85	(12)
Corporate bonds	14,077	(583)	3,429	(249)	17,506	(832)
Mortgage-backed and asset-backed securities	1,769	(51)	967	(55)	2,736	(106)
Total	$16,439	$(641)	$4,789	$(338)	$21,228	$(979)

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2017:
U.S. government and agencies	$2,805	$(18)	$1,137	$(60)	$3,942	$(78)
States and political subdivisions	45	-	62	(3)	107	(3)
Foreign governments	27	-	43	(17)	70	(17)
Corporate bonds	2,028	(14)	2,534	(63)	4,562	(77)
Mortgage-backed and asset-backed securities	540	(3)	772	(25)	1,312	(28)
Total	$5,445	$(35)	$4,548	$(168)	$9,993	$(203)

At December 31, 2018 and 2017, there were 1,383 and 483 bonds that had a gross unrealized loss, of which the single largest unrealized loss was $43 million and $40 million, respectively. The Company anticipates that these bonds will perform in accordance with their contractual terms and the Company currently has the ability and intent to hold these bonds until they recover or mature. Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

For the years ended December 31, 2018, 2017 and 2016, realized capital losses include $72 million, $3 million, and $61 million related to bonds that have experienced an other-than-temporary decline in value and were comprised of 21, 4, and 8 securities, respectively.

The total recorded investment in restructured corporate bonds at December 31, 2018, 2017 and 2016 was $0 million, $3 million, and $16 million, respectively. There were 1, 1, and 2 restructured corporate bonds for which an impairment was recognized during 2018, 2017 and 2016, respectively. The Company accrues interest income on impaired securities to the

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The sales of investments in bonds resulted in the following:

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Proceeds	$28,102	$17,663	$20,018
Realized gross gains	729	557	524
Realized gross losses	(407)	(33)	(112)

The Company had no nonadmitted accrued investment income from bonds (unaffiliated) at December 31, 2018 and 2017.

Affiliate Transactions

In 2018, the Company sold certain bonds to an affiliate, Manulife Reinsurance Bermuda Limited (“MRBL”). These bonds had a book value of $449 million and fair value of $501 million. The Company recognized $52 million in pre-tax realized gains before transfer to the IMR.

In 2018, the Company sold certain bonds to an affiliate, JHNY. These bonds had a book value of $293 million and fair value of $313 million. The Company recognized $20 million in pre-tax realized gains before transfer to the IMR.

In 2018, the Company sold certain bonds and stocks to an affiliate, John Hancock Funding Company LLC, (“JHFLLC”). These bonds and stocks had a book value of $53 million and fair value of $53 million. The Company did not recognize any pre-tax realized gains before transfer to the IMR.

In 2018, the Company acquired at fair value, certain bonds from an affiliate, JHNY, for $647 million.

In 2018, the Company acquired at fair value, certain bonds from an affiliate, JHLH, for $48 million.

In 2017, the Company sold certain private placements to an affiliate, The Manufacturers Life Insurance Company Bermuda Branch (“MLI Bermuda”). These private placements had a book value of $208 million and fair value of $226 million. The Company recognized $18 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, MRBL. These bonds had a book value of $204 million and fair value of $227 million. The Company recognized $23 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, JHLH. These bonds had a book value of $263 million and fair value of $304 million. The Company recognized $41 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, John Hancock Reassurance Company Limited (“JHRECO”). These bonds had a book value of $172 million and fair value of $200 million. The Company recognized $28 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to its indirect parent, MLI. These bonds had a book value of $448 million and fair value of $521 million. The Company recognized $73 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company sold certain bonds to an affiliate, Manulife Securities Ltd Partner (“MSLP”). These bonds had a book value of $412 million and fair value of $435 million. The Company recognized $23 million in pre-tax realized gains before transfer to the IMR.

In 2017, the Company acquired at fair value, certain bonds from an affiliate, JHLH, for $177 million.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

In 2017, the Company acquired at fair value, certain bonds from an affiliate, MRBL, for $100 million.

In 2016, the Company transferred certain bonds to an affiliate, JHRECO, in lieu of a reinsurance cash settlement. These bonds had a book value of $676 million and fair value of $751 million. The Company recognized $75 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate, Manulife Financial Singapore (“MLS”). These bonds had a book value of $93 million and fair value of $100 million. The Company recognized $7 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate, Manubank (“MB”). These bonds had a book value of $12 million and fair value of $12 million. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife International Ltd (“MIL”). These bonds had a book value of $67 million and fair value of $75 million. The Company recognized $8 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate MLRL. These bonds had a book value of $25 million and fair value of $29 million. The Company recognized $4 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife Reinsurance Ltd Partner (“MRLP”). These bonds had a book value of $211 million and fair value of $221 million. The Company recognized $10 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company received, at fair value, certain bonds from an affiliate, JHNY in lieu of reinsurance cash settlement, for $26 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, JHNY, for $343 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MIL, for $60 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLRL, for $29 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLS, for $21 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, JHLH, for $140 million.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Preferred and Common Stocks

Cost and fair value of the Company’s investments in preferred and common stocks are summarized as follow:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2018:
Preferred stocks:
Nonaffiliated	$14	$1	$-	$15
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	791	157	(30)	918
Affiliates*	1,589	1,324	-	2,913

Total stocks	$2,394	$1,482	$(30)	$3,846

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2017:
Preferred stocks:
Nonaffiliated	$11	$3	$-	$14
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	1,131	235	(12)	1,354
Affiliates*	1,589	971	-	2,560

Total stocks	$2,731	$1,209	$(12)	$3,928

*Affiliates - fair value represents the carrying value

At December 31, 2018 and 2017, there were 309 and 136 nonaffiliated equity securities that had a gross unrealized loss excluding securities that have been written down to zero. The single largest unrealized loss was $3 million and $3 million at December 31, 2018 and 2017, respectively. The Company anticipates that these equity securities will recover in value in the near term.

The Company has a process in place to identify equity securities that could potentially have an impairment that is other-than-temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; and (3) the Company’s ability and intent to hold the security until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income.

For the years ended December 31, 2018, 2017 and 2016, realized capital losses include $11 million, $2 million, and $24 million related to preferred and common stocks that have experienced an other-than-temporary decline in value and were comprised of 95, 81, and 108 securities, respectively. These are primarily made up of impairments on public and private common stocks.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Affiliate Transactions

In 2018, the Company sold certain common stocks to an affiliate, MRBL. These stocks had a book value of $264 million and fair value of $306 million. The Company recognized $42 million in pre-tax realized gains.

In 2017, the Company acquired at fair value, certain common stocks from an affiliate, JHLH, for $43 million.

Mortgage Loans on Real Estate

At December 31, 2018 and 2017, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits, and monitoring procedures.

December 31, 2018:

Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,828	East North Central	$1,523
Industrial	1,020	East South Central	253
Office buildings	3,241	Middle Atlantic	1,936
Retail	3,406	Mountain	516
Agricultural	133	New England	642
Agribusiness	247	Pacific	3,823
Mixed use	7	South Atlantic	2,367
Other	1,226	West North Central	336
Allowance	(23)	West South Central	709
		Canada / Other	3
		Allowance	(23)

Total mortgage loans on real estate	$12,085	Total mortgage loans on real estate	$12,085

December 31, 2017:

Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,560	East North Central	$1,574
Industrial	907	East South Central	187
Office buildings	3,168	Middle Atlantic	1,868
Retail	3,652	Mountain	527
Agricultural	139	New England	579
Agribusiness	303	Pacific	3,604
Mixed use	22	South Atlantic	2,449
Other	1,163	West North Central	384
Allowance	(14)	West South Central	660
		Canada / Other	82
		Allowance	(14)

Total mortgage loans on real estate	$11,900	Total mortgage loans on real estate	$11,900

The aggregate mortgages outstanding to any one borrower do not exceed $425 million.

During 2018, the respective maximum and minimum lending rates for mortgage loans issued were 0.00% and 0.00% for agricultural loans and 8.30% and 3.26% for commercial loans. The Company issued no purchase money mortgages in 2018 and 2017. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed, or

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

purchase money mortgages does not exceed 75%. Impaired mortgage loans without an allowance for credit losses were $0 million, $0 million, and $0 million at December 31, 2018, 2017 and 2016, respectively. The average recorded investment in impaired loans was $56 million, $31 million, and $25 million at December 31, 2018, 2017 and 2016, respectively. The Company recognized $4 million, $0 million, and $1 million of interest income during the period the loans were impaired for the years ended December 31, 2018, 2017 and 2016, respectively.

The following table shows the age analysis of mortgage loans aggregated by type:

	Farm	Residential	Commercial	Mezzanine	Total

(in millions)
December 31, 2018:
Recorded Investment
Current	$380	$-	$11,707	$21	$12,108
30 - 59 Days Past Due	-	-	-	-	-
60 - 89 Days Past Due	-	-	-	-	-
90 - 179 Days Past Due	-	-	-	-	-
180 + Days Past Due	-	-	-	-	-
December 31, 2017:
Recorded Investment
Current	$442	$-	$11,472	$-	$11,914
30 - 59 Days Past Due	-	-	-	-	-
60 - 89 Days Past Due	-	-	-	-	-
90 - 179 Days Past Due	-	-	-	-	-
180 + Days Past Due	-	-	-	-	-

The Company had no recorded investment of mortgage loans 90 to 179 days or 180 days or greater past due still accruing interest or where interest has been reduced in 2018 and 2017. The Company was not a participant or co-lender in a mortgage loan agreement in 2018 and 2017.

Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans. There are no contractual commitments made to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings. The Company accrues interest income on impaired loans to the extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

For mortgage loans, the Company evaluates credit quality through regular monitoring of credit related exposures, considering both qualitative and quantitative factors in assigning an internal risk rating (“IRR”). These ratings are updated at least annually.

The carrying value of mortgage loans by IRR was as follows:

	December 31,
	2018	2017

	(in millions)
AAA	$279	$250
AA	2,814	2,842
A	5,505	5,585
BBB	3,370	3,095
BB	61	98
B and lower and unrated	56	30

Total	$12,085	$11,900

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Affiliate Transactions

In 2018, the Company sold certain mortgages to an affiliate, JHLH. These mortgages had a book value of $8 million and fair value of $8 million at the date of the transaction. The Company recognized $0 million in pre-tax realized losses before transfer to the IMR.

In 2018, the Company acquired, at fair value, certain mortgages from an affiliate, JHNY, for $105 million.

In 2018, the Company acquired, at fair value, certain mortgages from an affiliate, JHLH, for $29 million.

In 2017, the Company transferred two mortgages to an affiliate, Clarendon Real Estate, LLC (“CRE LLC”). The mortgages had a book value of $7 million and fair value of $7 million at the date of the transaction. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

Real Estate

The composition of the Company’s investment in real estate is summarized as follows:

	December 31,
	2018	2017

	(in millions)
Properties occupied by the company	$236	$396
Properties held for the production of income	4,730	6,086
Properties held for sale	-	-
Less accumulated depreciation	(953)	(760)

Total	$4,013	$5,722

The Company recorded $0 million, $0 million, and $38 million of impairments on real estate investments during the years ended December 31, 2018, 2017 and 2016, respectively.

Affiliate Transactions

In 2018, the Company entered into a joint venture arrangement with the University of California Board of Regents (“UC”). As part of this arrangement, the Company sold six U.S. commercial real estate properties and one other invested asset with the characteristics of real estate to Broadway Green LLC, Broadway Wacker LLC and Broadway Congress LLC, all joint venture entities formed by UC. The Company provides management services to these joint ventures and owns 10% of their equity. The real estate properties had a book value of $728 million and fair value of $985 million which resulted in pre-tax realized gains to operations of $231 million (after 10% deferral of realized gain).

In 2017, the Company entered into an arrangement to sell four real estate properties to Hancock U.S Real Estate Fund, LP. These properties had a book value of $325 million and fair value of $471 million, resulting in pre-tax realized gains of $135 million and a deferred gain of $10 million. As part of this arrangement, the Company also committed approximately $44 million for an 11.7% equity interest in the fund.

On May 20, 2016, the Company entered into an arrangement to sell three real estate properties to Manulife U.S. Real Estate Investment Trust (“REIT”) for $777 million. These properties had a book value of $524 million and fair value of $769 million. Approximately 62% of the $245 million gain from operations was ceded to an affiliate reinsurer. The Company recognized an after-tax gain, after reinsurance of $60 million.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Other Invested Assets

The Company had no investments in partnerships or LLCs that exceed 10% of its admitted assets at December 31, 2018 and 2017.

Other invested assets primarily consist of investments in partnerships and LLCs. The Company recorded $39 million, $0 million, and $99 million of impairments on partnerships and LLCs during the years ended December 31, 2018, 2017 and 2016, respectively. These impairments are based on significant judgement by the Company in determining whether the objective evidence of other-than-temporary impairment exists. The Company considers relevant facts and circumstances in evaluating whether the impairment of an other invested asset is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the investee; (3) the Company’s ability and intent to hold the other invested asset until it recovers. To the extent the Company determines that an other invested asset is deemed to be other-than-temporarily impaired, the difference between book and fair value would be charged to income.

Affiliate Transactions

In 2018, the Company entered into an agreement to launch John Hancock Infrastructure Fund, LP (the “Fund”), a closed-end pooled fund that will offer investors the opportunity to invest alongside the Company in a targeted infrastructure strategy focused primarily on U.S investments. The fund was seeded with the partial sale of 9 assets owned by the Company. The assets sold had a book value of $1,045 million and fair value of $1,094 million which resulted in a gain to operations of $49 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHNY, for $4 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHLH, for $9 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, John Hancock Partnership Holdings I (“JHPH I”), for $39 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, John Hancock Partnership Holdings II (“JHPH II”), for $39 million.

In 2018, the Company acquired at fair value, certain other invested assets from an affiliate, JHFLLC, for $6 million.

Other

The subprime lending sector, also referred to as B-paper, near-prime, or second chance lending, is the sector of the mortgage lending industry which lends to borrowers who do not qualify for prime market interest rates because of poor or insufficient credit history.

For purposes of this disclosure, subprime exposure is defined as the potential for financial loss through direct investment, indirect investment, or underwriting risk associated with risk from the subprime lending sector. For purposes of this note, subprime exposure is not limited solely to the risk associated with holding direct mortgage loans, but also includes any indirect risk through investments in asset-backed or structured securities, hedge funds, common stock, subsidiaries and affiliates, and insurance product issuance.

Although it can be difficult to determine the indirect risk exposures, it should be noted that not only does it include expected losses, it also includes the potential for losses that could occur due to significantly depressed fair value of the related assets in an illiquid market.

The Company had no direct exposure through investments in subprime mortgage loans as of December 31, 2018 or 2017.

Management considers several factors when classifying a structured finance or residential mortgage-backed security holding as “subprime” or placing a security in the highest risk category. These factors include the transaction’s weighted average

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

FICO or credit score, loan-to-value ratio (LTV), geographic composition, lien position, loan purpose, and loan documentation.

The Company has entered into certain repurchase agreements with an aggregate carrying value of $0 million and $0 million as of December 31, 2018 and 2017, respectively. For such agreements, the Company agrees to a specified term, price, and interest rate through the date of the repurchase.

The Company established a facility with an affiliate, MRBL whereby cash collateral can be received under a repurchase agreement program. There was no repurchase agreement activity in 2018 and 2017.

For securities lending transactions, the Company’s policy is to require a minimum of 102% of the fair value of securities loaned to be maintained as collateral. Positions are marked to market and adjusted on a daily basis to ensure the 102% margin requirement is maintained. There were no securities on loan as of December 31, 2018 or 2017.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Net Investment Income and Net Realized and Other Gains (Losses)

Major categories of the Company’s net investment income are summarized as follows:

	2018	2017	2016

	(in millions)
Income:
Bonds	$2,279	$2,146	$2,232
Preferred stocks	-	-	-
Common stocks	126	23	225
Mortgage loans on real estate	594	610	609
Real estate	638	704	762
Policy loans	175	176	167
Cash, cash equivalents and short-term investments	38	33	18
Other invested assets	1,069	1,014	506
Derivatives	427	483	594
Other income	(21)	12	30

Total investment income	5,325	5,201	5,143
Expenses
Investment expenses	(424)	(509)	(529)
Investment taxes, licenses and fees, excluding federal income taxes	(76)	(93)	(94)
Investment interest expense	(48)	(50)	(82)
Depreciation on real estate and other invested assets	(112)	(123)	(130)

Total investment expenses	(660)	(775)	(835)

Net investment income	$4,665	$4,426	$4,308

Realized capital gains (losses) and amounts transferred to the IMR are as follows:

	2018	2017	2016

	(in millions)
Realized capital gains (losses)	$730	$722	$(494)
Less amount transferred to the IMR (net of related tax benefit (expense) of $2 in 2018, $(475) in 2017, and $31 in 2016)	(6)	882	(57)

Realized capital gains (losses) before tax	736	(160)	(437)
Less federal income taxes on realized capital gains (losses) before effect of transfer to the IMR	396	243	496

Net realized capital gains (losses)	$340	$(403)	$(933)

6. Derivatives

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, credit, equity price movements, indices or other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. The Company uses derivatives including swaps, forward and futures agreements, floors, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, credit and equity market prices.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Over-the-counter (“OTC”) bilateral swaps are contractual agreements between the Company and a counterparty to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.

Cleared OTC interest rate swaps are contractual agreements between the Company and a counterparty whereby the transaction must be cleared through a central clearing house, and subject to mandatory margin and reporting requirements.

Forward and futures agreements are contractual obligations to buy or sell a financial instrument or foreign currency on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

Interest rate floors are contracts with counterparties which require payment of a premium for the right to receive payments when the market interest rate on specified future dates falls below the agreed upon strike price. Interest rate treasury lock contracts are customized agreements securing current interest rates on Treasury securities for payment on a future date.

Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.

Swaptions are contractual agreements whereby the holder has the right, but not obligation, to enter into a given swap agreement on a specified future date.

Types of Derivatives and Derivative Strategies

Interest Rate Contracts. The Company uses interest rate futures contracts, OTC interest rate swap agreements, cleared interest rate swap agreements, swaptions, and interest rate treasury locks as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company uses interest rate swap agreements in effective cash flow and fair value hedge accounting relationships. These derivatives hedge the variable cash flows associated with certain floating-rate bonds, as well as, future fixed income asset acquisitions, which will support the Company’s long-term care and life insurance businesses. These derivatives reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. For its fair value hedging relationships, the Company uses interest rate swap agreements and interest rate treasury locks to hedge the risk of changes in fair value of existing fixed rate assets and liabilities arising from changes in benchmark interest rates.

Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are classified within interest rate swaps for disclosure purposes. The Company utilizes inflation swaps in effective hedge accounting relationships and other hedging relationships.

The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in other hedging relationships.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The Company also uses interest rate floors and swaptions primarily to protect against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate floors in other hedging relationships.

Foreign Currency Contracts. Foreign currency derivatives, including foreign currency swaps, foreign currency forwards, and foreign currency futures are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

Cross currency rate swap agreements are used to manage the Company’s exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both, on foreign currency financial instruments. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

Under foreign currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The maturities of these forwards correspond with the future periods in which the foreign currency transactions are expected to occur. The Company utilizes currency forwards in effective hedge accounting relationships and other hedging relationships.

Foreign currency futures are contractual obligations to buy or sell a foreign currency on a predetermined future date at a specified price. These contracts are standardized contracts traded on an exchange. The Company utilizes foreign exchange futures in other hedging relationships.

Equity Market Contracts. Total return swaps are contracts that involve the exchange of payments based on changes in the value of a reference asset, including any returns such as interest earned on these assets, in exchange for amounts based on reference rates specified in the contract. The Company utilizes total return swaps in effective hedge accounting relationships and other hedging relationships.

Equity index options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) an underlying equity market index on or before a specified future date at a specified price. The Company utilizes equity index options in other hedging relationships.

Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes equity index futures in other hedging relationships.

Credit Contracts. The Company manages credit risk through the issuance of credit default swaps (“CDS”). A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.

Replication Synthetic Assets. Replication synthetic asset transactions (“RSATs”) are derivative transactions made in combination with a cash instrument in order to reproduce the investment characteristic of an otherwise permissible investment. The Company uses interest rate swaps and credit default swaps in these transactions when direct investments are either too expensive to acquire or otherwise unavailable in the market. Such derivatives can only be RSATs and not hedging vehicles.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The table below provides a summary of the gross notional amount and fair value of derivatives contracts for all derivatives in effective hedge accounting relationships, other hedging relationships, and RSATs:

		December 31, 2018
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$1,919	$-	$-	$259	$98
	Foreign currency swaps	17	-	3	-	5

Cash flow hedges	Interest rate swaps	6,987	-	-	484	362
	Foreign currency swaps	421	61	-	55	-
	Foreign currency forwards	66	-	-	-	7
	Interest rate treasury locks	1,351	-	-	27	12
	Equity total return swaps	32	-	-	-	6

Total Derivatives in Effective Hedge Accounting Relationships		$10,793	$61	$3	$825	$490

Other Hedging Relationships
	Interest rate swaps	$137,873	$7,336	$3,287	$7,336	$3,287
	Interest rate treasury locks	11,980	277	77	277	77
	Interest rate options	8,574	230	-	230	-
	Interest rate futures	7,977	-	-	-	-
	Foreign currency swaps	1,439	341	269	341	269
	Foreign currency forwards	718	19	14	19	14
	Foreign currency futures	1,040	-	-	-	-
	Equity total return swaps	394	11	10	11	10
	Equity index options	4,818	236	59	236	59
	Equity index futures	4,178	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$178,991	$8,450	$3,716	$8,450	$3,716

Replication Synthetic Asset Transactions
	Interest rate swaps	$3,135	$-	$-	$19	$188
	Credit default swaps	-	-	-	-	-

Total Derivatives in Replication Synthetic Asset Transactions		$3,135	$-	$-	$19	$188

Total Derivatives		$192,919	$8,511	$3,719	$9,294	$4,394

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

		December 31, 2017

		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$1,870	$-	$2	$308	$128
	Foreign currency swaps	45	-	9	-	15

Cash flow hedges	Interest rate swaps	8,116	-	-	896	283
	Foreign currency swaps	1,549	78	45	295	268
	Foreign currency forwards	132	-	-	-	3
	Interest rate treasury locks	880	-	-	58	-
	Equity total return swaps	36	-	-	9	-

Total Derivatives in Effective Hedge Accounting Relationships		$12,628	$78	$56	$1,566	$697

Other Hedging Relationships
	Interest rate swaps	$121,799	$8,284	$4,041	$8,284	$4,041
	Interest rate treasury locks	10,728	630	13	630	13
	Interest rate options	8,014	247	-	247	-
	Interest rate futures	7,453	-	-	-	-
	Foreign currency swaps	322	57	13	57	13
	Foreign currency forwards	535	2	5	2	5
	Foreign currency futures	991	-	-	-	-
	Equity total return swaps	100	20	-	20	-
	Equity index options	4,113	319	1	319	1
	Equity index futures	5,372	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$159,427	$9,559	$4,073	$9,559	$4,073

Replication Synthetic Asset Transactions
	Interest rate swaps	$3,135	$-	$-	$98	$102
	Credit default swaps	30	-	-	-	-

Total Derivatives in Replication Synthetic Asset Transactions		$3,165	$-	$-	$98	$102

Total Derivatives		$175,220	$9,637	$4,129	$11,223	$4,872

Hedging Relationships

The Company generally does not enter into derivative contracts for speculative purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting and are reported in a manner consistent with the hedged asset or liability. For the years ended December 31, 2018, 2017 and 2016, respectively, the Company recorded unrealized gains (losses) of $231 million, $402 million, and $436 million, respectively, related to derivatives that no longer qualify for hedge accounting.

Fair Value Hedges. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates. The Company also uses cross currency swaps to manage its exposure to foreign exchange rate fluctuations and interest rate fluctuations.

Cash Flow Hedges. The Company uses interest rate swaps and interest rate treasury locks to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and forward agreements to hedge currency exposure on foreign currency financial instruments and foreign currency denominated

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

expenses, respectively. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.

For the year ended December 31, 2018, all of the Company’s hedged forecast transactions qualified as cash flow hedges and no cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

The maximum time frame for which variable cash flows are hedged is 28 years.

Derivatives Not Designated as Hedging Instruments or RSAT Relationships. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, and interest rate futures contracts to manage interest rate risk, total return swap agreements to manage equity risk, and CDS to manage credit risk. The Company also uses interest rate treasury locks and interest rate floor agreements to manage exposure to interest rates without designating the derivatives as hedging instruments. Interest rate floor agreements hedge the interest rate risk associated with minimum interest rate guarantees in certain life insurance and annuity businesses.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum death benefit (“GMDB”). These guarantees are effectively an embedded option on the basket of mutual funds offered to contract holders. The Company manages a hedging program to reduce its exposure to certain contracts with the GMWB and GMDB guarantees. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), currency futures, total return swaps, equity index options, swaptions and U.S. Treasury futures to match the sensitivities of the GMWB and GMDB liabilities to the market risk factors.

The Company also has a macro equity risk hedging program using equity futures and interest rate swaps, as well as equity index options. This program is designed to reduce the Company’s overall exposure to public equity markets arising from several sources including, but not limited to, variable annuity guarantees not dynamically hedged, separate account fees not associated with guarantees, and Company equity holdings.

The Company uses foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

For the years ended December 31, 2018, 2017 and 2016 net gains and losses related to derivatives in other hedging relationships were recognized by the Company, and the components were recorded in net unrealized and net realized gains (losses) as follows:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Other Hedging Relationships
Net unrealized capital gain (loss):
Interest rate swaps	$(193)	$(805)	$773
Interest rate treasury locks	(417)	841	(435)
Interest rate options	(35)	(73)	(8)
Interest rate futures	212	-	-
Foreign currency swaps	-	6	(31)
Foreign currency forwards	6	(11)	-
Foreign currency futures	(11)	-	-
Equity total return swaps	9	3	(4)
Equity index options	(133)	102	68
Equity index futures	121	-	-
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net unrealized capital gain (loss)	$(441)	$63	$363

Net realized capital gain (loss):
Interest rate swaps	$(225)	$874	$(490)
Interest rate treasury locks	43	34	342
Interest rate options	(5)	(3)	-
Interest rate futures	(411)	273	(23)
Foreign currency swaps	4	4	3
Foreign currency forwards	(16)	16	24
Foreign currency futures	61	(111)	94
Equity total return swaps	(2)	(9)	(9)
Equity index options	49	22	(98)
Equity index futures	157	(1,104)	(1,007)
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net realized capital gain (loss)	$(345)	$(4)	$(1,164)

Total gain (loss) from derivatives in other hedging relationships	$(786)	$59	$(801)

The table above does not include unrealized gains (losses) of ($28) million, $9 million, $11 million and realized gains (losses) of $12 million, $12 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. These gains (losses) represent a portion of equity total return swaps used to hedge restricted share units, but that are no longer in an effective accounting hedge relationship. The gains (losses) are recorded in the General Insurance Expenses line in the Statement of Operations.

The Company also deferred net realized gains (losses) of ($229) million, $872 million, and ($526) million (including ($226) million, $874 million, and ($490) million of gains (losses) for derivatives in other hedging relationships, respectively) related to interest rates for the years ended December 31, 2018, 2017 and 2016, respectively. Deferred net realized gains and losses are reported in IMR and amortized over the remaining period to expiration date.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Credit Default Swaps

The Company replicates exposure to specific issuers by selling credit protection via CDS in order to complement its cash bond investing. The Company does not employ leverage in its CDS program and therefore, does not write CDS protection in excess of its government bond holdings.

The following table provides details of the CDS protection sold by type of contract and external agency rating for the underlying reference security, as of December 31, 2018 and 2017, respectively

	December 31, 2018			December 31, 2017

	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]

	(in millions)
Single name CDS[1]
Corporate debt
AAA	$-	$-	-	$10	$-	1
AA	-	-	-	10	-	-
A	-	-	-	10	-	1
BBB	-	-	-	-	-	-

Total CDS protection sold	$-	$-		$30	$-

1

The rating agency designations are based on S&P where available followed by Moody’s, Dominion Bond Rating Services (DBRS), and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

2

Notional amount represents the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

3	The weighted average maturity of the CDS is weighted based on notional amounts.

The Company holds no purchased credit protection at December 31, 2018 and 2017. The average credit rating of the counterparties guaranteeing the underlying credits is A and the weighted average maturity is 0 years.

Credit Risk

The Company’s exposure to loss on derivatives is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in negative positions and the impact of collateral on hand. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its OTC derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2018 and 2017, the Company accepted collateral consisting of cash of $1,559 million and $1,973 million, and various securities with a fair value of $3,280 million and $4,360 million, respectively, which is held in separate custodial accounts and not reflected within these financial statements. In addition, the Company has pledged collateral to support both the OTC derivative instruments, exchange traded futures and cleared interest rate swap transactions. For further details regarding pledged collateral see the Investments Note.

Under U.S. regulations, certain interest rate swap agreements and credit default swap agreements are required to be cleared through central clearing houses. These transactions are contractual agreements that require initial and variation margin

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

collateral postings and are settled on a daily basis through a clearing house. As such, they reduce the credit risk exposure in the event of default by a counterparty.

Financing Premiums

The following table presents the Company’s aggregate, non-discounted total premium cost for derivative contracts with financing premiums and the premium cost due in each of the following four years, and thereafter.

Fiscal Year	Derivative Premium Payments Due
(in millions)
2018	$-
2019	66
2020	-
2021	-
Thereafter	-

Total Future Settled Premiums	$66

	Undiscounted Future Premium Commitments	Derivative Fair Value With Premium Commitments	Derivative Fair Value Excluding Impact of Future Settled Premiums
		(in millions)
Prior Year	$40	$32	$71
Current Year	$66	$(48)	$17

Transactions with Affiliates

The Company has entered into a currency swap agreement with JHFC which was recorded at fair value. JHFC utilizes the currency swap to hedge currency exposure on foreign currency financial instruments. The Company has also entered into currency swap agreements with external counterparties which offset the currency swap agreement with JHFC. As of December 31, 2018 and 2017, the currency swap agreements with JHFC and the external counterparties had offsetting fair values of $266 million and $261 million, respectively.

The Company has entered into equity total return swap agreements with MLI which are recorded at fair value. JHUSA utilizes the equity total return swaps to hedge equity exposure on restricted share units (“RSU”). As of December 31, 2018 and 2017, the equity total return swap agreements with MLI had a fair value of ($14) million and $30 million.

In 2017, the Company repositioned interest rate swaps supporting affiliate reinsurance with John Hancock Reassurance Company Limited. The transaction resulted in a pre-tax gain of $24 million and a post-tax increase to surplus of $16 million, net of amounts transferred to the interest maintenance reserve (IMR) and ceded to the affiliate reinsurer.

7. Fair Value

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

•

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition – This category includes assets and liabilities measured at fair value. Financial instruments in this category include bonds and preferred stocks carried at the lower of cost or fair value due to their SVO quality rating, common stocks, derivatives, and separate account assets.

•	Other Financial Instruments Not Reported at Fair Value After Initial Recognition – This category includes assets and liabilities as follows:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Bonds – For bonds, including corporate debt, U.S. Treasury, commercial and residential mortgage-backed securities, asset-backed securities, collateralized debt obligations, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds.

Mortgage Loans on Real Estate – The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type. The fair value of impaired mortgage loans is based on the net of the collateral less estimated cost to obtain and sell. Fair value of commercial mortgages is derived through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

Cash, Cash Equivalents and Short-Term Investments – The carrying values for cash, cash equivalents, and short-term investments approximate their fair value due to the short-term maturities of these instruments.

Policy Loans – These loans are carried at unpaid principal balances, which approximate their fair values.

Policy Reserves – Policy reserves consist of guaranteed investment contracts. The fair values associated with these financial instruments are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

Policyholders’ and Beneficiaries Funds – Includes term certain contracts and supplementary contracts without life contingencies. The fair values associated with the term certain contracts and supplementary contracts without life contingencies are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread. Effective December 31, 2016, fair value disclosure is no longer required for those balances that can be withdrawn by the policyholder at any time without prior notice or penalty. The fair value is the amount estimated to be payable to the policyholder as of the reporting date which is generally the carrying value and provides no additional disclosure value.

Consumer Notes – The fair value of consumer notes is determined by projecting cash flows and using a spread assumption associated with the specific risks in the Signature Note contracts. The spread is calculated by taking the difference between the contractual crediting rate and the yield curve as of the issue date of each Signature Note. The calculated spread is added to the yield curve as of each future valuation date to determine the fair value of the Signature Notes.

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•

Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date reflecting market transactions. Level 1 assets primarily include exchange traded equity securities and certain separate account assets.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

•

Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most bonds are classified within Level 2. Also, included in the Level 2 category are certain separate account assets and derivative assets and liabilities.

•

Level 3 – Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include impaired bonds and less liquid securities, such as structured asset-backed securities, commercial mortgage-backed securities, and other securities that have little or no price transparency.

Determination of Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (not a forced liquidation or distress sale) between market participants at the measurement date, that is, an exit value.

When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is typically based upon alternative valuation techniques such as discounted cash flows, matrix pricing, consensus pricing services and other techniques. Broker quotes are generally used when external public vendor prices are not available.

The Company has a process in place that includes a review of price movements relative to the market, a comparison of prices between vendors, and a comparison to internal matrix pricing which uses predominately external observable data. Judgement is applied in adjusting external observable data for items including liquidity and credit factors.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

Bonds

Refer to the previous page for the determination of fair value of bonds. Generally, impaired bonds with a NAIC designation rating of 6 whose cost is greater than its fair value are reported at fair value and are classified within Level 3.

Preferred Stocks

Preferred stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Preferred stocks not traded in active markets are classified within Level 3.

Common Stocks

Common stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Common stocks not traded in active markets are classified within Level 3.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value, that are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Separate Account Assets and Liabilities

For separate accounts structured as a non-unitized fund, the fair value of separate account assets is based on the fair value of the underlying assets owned by the separate account. For separate accounts structured as a unitized fund, the fair value of the separate account assets is based on the fair value of the underlying funds owned by the separate account. Assets owned by the Company’s separate accounts primarily include: investments in mutual funds, bonds, common stock, short-term investments, real estate, and cash and cash equivalents. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

The fair value of fund investments is based upon quoted market prices or reported net asset value (“NAV”). Fund investments that are traded in an active market and have a NAV that the Company can access at the measurement date are classified within Level 1. Level 2 assets consist primarily of bonds which are valued using matrix pricing with independent pricing data.

Separate account assets classified as Level 3 consist primarily of fixed maturity and equity investments in private companies, which own timber and agriculture and carry them at fair value. The values of the timber and agriculture investments are estimated using generally accepted valuation techniques. A comprehensive appraisal is performed shortly after initial purchase and at two or three-year intervals thereafter. Appraisal updates are conducted according to client contracts, generally at one-year or six-month intervals. In the quarters in which an investment is not independently appraised or its valuation updated, the market value is reviewed by management. The valuation of an investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the independent appraiser’s review and concurrence with management. Further, these valuations are prepared giving consideration to the income, cost, and sales comparison approaches of estimating asset value. The significant unobservable inputs used in the fair value measurement of the Company’s timberland investments are harvest volumes, timber prices, operating costs and discount rates. Significant changes to any one of these inputs in isolation could result in a significant change to fair value measurement. Holding other factors constant, an increase to either harvest volumes or timber prices would tend to increase the fair value of a timberland investment, while an increase in operating costs or discount rate would have the opposite effect. These investments are classified as Level 3 by the companies owning them, and therefore the equity investments in these companies are considered to be Level 3 by the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The following table presents the Company’s assets and liabilities that are measured and reported at fair value in the Balance Sheets after initial recognition by fair value hierarchy level:

	December 31, 2018
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$31	$31	$-	$25	$6	$-
Loan-backed and structured securities	-	-	-	-	-	-

Total bonds with NAIC 6 rating	31	31	-	25	6	-

Preferred stocks:
Industrial and misc	3	3	-	-	3	-

Total preferred stocks	3	3	-	-	3	-

Common stocks:
Industrial and misc	918	918	807	-	111	-

Total common stocks	918	918	807	-	111	-
Derivatives:
Interest rate swaps	7,336	7,336	-	7,336	-	-
Interest rate treasury locks	277	277	-	12	265	-
Interest rate options	230	230	-	91	139	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	341	341	-	341	-	-
Foreign currency forwards	19	19	-	19	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	11	11	-	-	11	-
Equity index options	236	236	-	236	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	8,450	8,450	-	8,035	415	-

Assets held in separate accounts	124,131	124,131	119,774	2,553	1,804	-

Total assets	$133,533	$133,533	$120,581	$10,613	$2,339	$-

Liabilities:
Derivatives:
Interest rate swaps	$3,287	$3,287	$-	$3,232	$55	$-
Interest rate treasury locks	77	77	-	17	60	-
Interest rate options	-	-	-	-	-	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	269	269	-	269	-	-
Foreign currency forwards	14	14	-	14	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	10	10	-	-	10	-
Equity index options	59	59	-	59	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	3,716	3,716	-	3,591	125	-

Liabilities held in separate accounts	124,131	124,131	119,774	2,553	1,804	-

Total liabilities	$127,847	$127,847	$119,774	$6,144	$1,929	$-

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	December 31, 2017
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$22	$22	$-	$12	$10	$-
Loan-backed and structured securities	6	6	-	-	6	-

Total bonds with NAIC 6 rating	28	28	-	12	16	-

Preferred stocks:
Industrial and misc	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-

Common stocks:
Industrial and misc	1,354	1,354	1,220	-	134	-

Total common stocks	1,354	1,354	1,220	-	134	-
Derivatives:
Interest rate swaps	8,284	8,284	-	8,284	-	-
Interest rate treasury locks	630	630	-	61	569	-
Interest rate options	247	247	-	67	180	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	57	57	-	57	-	-
Foreign currency forwards	2	2	-	2	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	20	20	-	-	20	-
Equity index options	319	319	-	319	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	9,559	9,559	-	8,790	769	-

Assets held in separate accounts	141,167	141,167	136,373	2,950	1,844	-

Total assets	$152,108	$152,108	$137,593	$11,752	$2,763	$-

Liabilities:
Derivatives:
Interest rate swaps	$4,041	$4,041	$-	$4,001	$40	$-
Interest rate treasury locks	13	13	-	12	1	-
Interest rate options	-	-	-	-	-	-
Interest rate futures	-	-	-	-	-	-
Foreign currency swaps	13	13	-	13	-	-
Foreign currency forwards	5	5	-	5	-	-
Foreign currency futures	-	-	-	-	-	-
Equity total return swaps	-	-	-	-	-	-
Equity index options	1	1	-	1	-	-
Equity index futures	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-

Total derivatives	4,073	4,073	-	4,032	41	-

Liabilities held in separate accounts	141,167	141,167	136,373	2,950	1,844	-

Total liabilities	$145,240	$145,240	$136,373	$6,982	$1,885	$-

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The table below presents the carrying amounts and fair value by fair value hierarchy level for certain assets and liabilities that are not reported at fair value in the Balance Sheets:

	December 31, 2018
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$44,525	$43,579	$-	$40,875	$2,704
Preferred stocks	11	12	-	-	12
Mortgage loans on real estate	12,085	12,199	-	-	12,199
Cash, cash equivalents and short term investments	2,988	2,988	2,381	607	-
Policy loans	2,788	2,788	-	2,788	-
Derivatives in effective hedge accounting and RSAT relationships	61	844	-	816	28

Total assets	$62,458	$62,410	$2,381	$45,086	$14,943

Liabilities:
Consumer notes	$154	$176	$-	$-	$176
Borrowed money	-	-	-	-	-
Policy reserves	1,322	1,306	-	-	1,306
Policyholders’ and beneficiaries funds	796	961	-	961	-
Derivatives in effective hedge accounting and RSAT relationships	3	678	-	438	240

Total liabilities	$2,275	$3,121	$-	$1,399	$1,722

	December 31, 2017
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$47,942	$49,997	$-	$47,017	$2,980
Preferred stocks	11	14	-	-	14
Mortgage loans on real estate	11,900	12,759	-	-	12,759
Cash, cash equivalents and short term investments	4,131	4,131	3,065	1,066	-
Policy loans	2,726	2,726	-	2,726	-
Derivatives in effective hedge accounting and RSAT relationships	78	1,664	-	1,596	68

Total assets	$66,788	$71,291	$3,065	$52,405	$15,821

Liabilities:
Consumer notes	$197	$226	$-	$-	$226
Borrowed money	-	-	-	-	-
Policy reserves	1,364	1,354	-	-	1,354
Policyholders’ and beneficiaries funds	937	1,136	-	1,136	-
Derivatives in effective hedge accounting and RSAT relationships	56	799	-	618	181

Total liabilities	$2,554	$3,515	$-	$1,754	$1,761

(1)

Bonds are carried at amortized cost unless they have NAIC designation rating of 6. Fair value of bonds exclude leveraged leases of $2,439 million and $2,415 million at December 31, 2018 and 2017, respectively. The Company calculates the carrying value by accruing income at its expected internal rate of return.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. During the years ended December 31, 2018 and 2017, the Company did not have any transfers from Level 1 to Level 2. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company did not transfer assets from Level 2 to Level 1 during the years ended December 31, 2018 and 2017.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Level 3 Financial Instruments

The changes in Level 3 financial instruments measured and reported at fair value for the years ended December 31, 2018, 2017 and 2016, are summarized as follows:

	Balance at January 1, 2018	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2018
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$10	$-	$-	$-	$-	$-	$(1)	$-	$-	$(3)	$6
Impaired mortgage-backed and asset-backed securities	6	1	-	-	-	-	(7)	-	-	-	-

Total bonds with NAIC 6 rating	16	1	-	-	-	-	(8)	-	-	(3)	6
Preferred stocks:
Industrial and misc	-	-	-	-	3	-	-	-	-	-	3

Total preferred stocks	-	-	-	-	3	-	-	-	-	-	3
Common stocks:
Industrial and misc	134	44	3	-	4	-	(76)	-	2	-	111

Total common stocks	134	44	3	-	4	-	(76)	-	2	-	111
Net derivatives	728	-	(389)	-	8	-	-	(46)	-	(11)	290
Separate account assets/liabilities	1,844	133	-	-	42	-	(209)	-	3	(9)	1,804

Total	$2,722	$178	$(386)	$-	$57	$-	$(293)	$(46)	$5	$(23)	$2,214

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	Balance at January 1, 2017	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2017
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$17	$(1)	$1	$-	$3	$-	$(7)	$-	$-	$(3)	$10
Impaired mortgage-backed and asset-backed securities	7	1	-	-	-	-	(2)	-	-	-	6

Total bonds with NAIC 6 rating	24	-	1	-	3	-	(9)	-	-	(3)	16
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	169	49	(24)	-	8	-	(68)	-	-	-	134

Total common stocks	169	49	(24)	-	8	-	(68)	-	-	-	134
Net derivatives	86	-	758	-	16	-	-	(59)	-	(73)	728
Separate account assets/liabilities	1,896	83	-	-	34	-	(164)	-	6	(11)	1,844

Total	$2,175	$132	$735	$-	$61	$-	$(241)	$(59)	$6	$(87)	$2,722

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	Balance at January 1, 2016	Net realized/unrealized gains (losses) included in:		Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2016
		Net income (1)	Surplus						Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$29	$1	$(1)	$-	$1	$-	$(17)	$-	$4	$-	$17
Impaired mortgage-backed and asset-backed securities	7	1	-	-	-	-	(1)	-	-	-	7

Total bonds with NAIC 6 rating	36	2	(1)	-	1	-	(18)	-	4	-	24
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	110	(1)	37	-	25	-	(2)	-	-	-	169

Total common stocks	110	(1)	37	-	25	-	(2)	-	-	-	169
Net derivatives	388	-	(407)	-	152	-	-	-	-	(47)	86
Separate account assets/liabilities	1,965	84	-	-	46	-	(234)	-	11	24	1,896

Total	$2,499	$85	$(371)	$-	$224	$-	$(254)	$-	$15	$(23)	$2,175

(1)	This amount is included in net realized capital gains (losses) on the Statements of Operations.
(2)	Changes in the fair value of separate account assets are credited directly to separate account liabilities in accordance with NAIC SAP and are not reflected in income.
(3)	For financial instruments that are transferred into and/or out of Level 3, the Company uses the fair value of the instruments at the beginning of the reporting period.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying instruments into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that instrument, thus eliminating the need to extrapolate market data beyond observable points. Additionally, securities carried at fair value at the beginning of the period but carried at amortized cost at the end of the period due to rating change or change in fair value relative to amortized cost, are included in transfers out of Level 3. Conversely, any securities carried at amortized cost at the beginning of the period and carried at fair value at the end of the year due to SVO rating change or change in fair value relative to amortized cost, are included into transfers into Level 3.

8. Reinsurance

Certain premiums and benefits are assumed from or ceded to affiliate and other insurance companies under various reinsurance agreements. The Company entered into these reinsurance agreements to shift underlying risk on certain of its products, and to improve cash flow and statutory capital. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Total reinsurance amounts included in the Company’s accompanying statutory-basis financial statements were as follows:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums earned
Direct	$20,067	$20,392	$19,809
Assumed	603	605	872
Ceded	(14,854)	(2,711)	(7,454)

Net	$5,816	$18,286	$13,227

Benefits to policyholders ceded	$(15,881)	$(16,741)	$(15,271)

Reserve amounts ceded to reinsurers not authorized in the State of Michigan are mostly covered by funds withheld assets, letters of credit or trust agreements. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2018, any material recoveries were collateralized or settled by the assuming company.

Neither the Company nor any of its related parties control, directly or indirectly, any external reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2018, there were no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

As of December 31, 2018, if all reinsurance agreements were cancelled the estimated aggregate reduction in unassigned surplus is $5,586 million.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

Non-Affiliated Reinsurance

The table below consists of the impact of the New York Life (“NYL”) Agreements:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(219)	$(224)	$(264)
Premiums assumed	88	91	106
Benefits ceded	(594)	(636)	(615)
Benefits assumed	238	254	246

Other reinsurance receivable (payable)	-	(1)	(2)
Funds held by or deposited with reinsured companies	3,183	3,316	3,483

The JHLICO closed block was established upon the demutualization of JHLICO for those designated participating policies that were in-force on February 1, 2000.

Effective July 1, 2015, the Company entered into coinsurance reinsurance agreements with NYL to cede 100% quota share (“QS”) of the Company’s JHLICO Closed Block policies (“NYL 100% Coinsurance”). In addition, NYL agreed to retrocede 40% QS of the same policy risks back to the Company under a coinsurance funds withheld (“FWH”) agreement (“NYL 40% FWH Retrocession”). Collectively, these agreements are known as the NYL Agreements. The NYL 100% Coinsurance keeps the assets supporting the JHLICO Closed Block together in NYL, and the NYL 40% FWH Retrocession adjusts the net reinsurance to NYL to 60% of the JHLICO Closed Block policies at risk.

In conjunction with the NYL Agreements, the existing 100% coinsurance FWH agreement which retrocedes the JHLICO Closed Block New York business back to the Company from JHNY was recaptured. In addition, the 90% modified coinsurance FWH treaty with MRBL was also recaptured. The recaptures were necessary to complete the NYL Agreements, because the policies under these agreements are the same policies at risk under the NYL Agreements.

The table below consists of the impact of the 2018 Reinsurance Group of America (“RGA”) Agreement:

Year ended December 31,
2018

(in millions)
Premiums ceded, net	$(2,790)
Benefits ceded, net	(134)
Other reinsurance receivable	24
Other amounts payable on reinsurance	-

Effective July 1, 2018, the Company entered into a coinsurance agreement with RGA to cede 100% quota share (“QS”) of a significant block of individual payout annuities. The transaction was structured such that the Company transferred the policy liabilities of $2,520 million and related invested assets of $2,829 million. The Company incurred a pre-tax loss of $72 million net of realized capital gains, including a ceding commission paid of $33 million, and a decrease of $43 million to statutory surplus. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table below consists of the impact of the 2012 RGA Agreement:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded, net	$(2)	$(3)	$(392)
Benefits ceded, net	(407)	(418)	(467)

Other reinsurance receivable	72	68	73
Other amounts payable on reinsurance	-	-	-

Effective April 1, 2012, the Company entered into a coinsurance agreement with RGA to cede its fixed deferred annuities at 90% quota share (“QS”). Subsequently, the treaty increased to 100% QS effective February 29, 2016. The transaction was structured such that the Company transferred the actuarial liabilities and related invested assets. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

The table below consists of the impact of the Jackson National Life Insurance Company (“Jackson’) Agreement:

Year ended December 31,
2018

(in millions)
Premiums ceded, net	$(5,317)
Benefits ceded, net	(134)
Funds held by or deposited with reinsured companies	-

Other reinsurance receivable	20
Other amounts payable on reinsurance	-

Effective October 1, 2018, the Company entered into 100% quota share coinsurance agreement with Jackson, a wholly-owned subsidiary of Prudential plc, to reinsure a block of legacy group pay-out annuities. The transaction was structured such that the Company transferred the policy liabilities of $4,292 million and related invested assets of $5,400 million. The Company incurred a pre-tax loss of $914 million net of realized capital gains, including a ceding commission paid of $222 million, and a decrease of $699 million to statutory surplus. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

Affiliated Reinsurance

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHNY:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded, net	$(167)	$(177)	$(183)
Benefits ceded, net	(408)	(424)	(427)

Funds held by or deposited with reinsured companies	-	-	-
Other reinsurance receivable	39	46	41
Other amounts payable on reinsurance	5	4	9

Treaty settlement received (paid)*	208	227	246
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On January 1, 2010, the assets supporting the policyholders who reside in the state of New York (“NY business”) were transferred to JHNY from the Company. The transfer included participating traditional life insurance, variable universal life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts, and variable annuities. The NY business was transferred using assumption reinsurance, modified coinsurance and coinsurance with cut-through provisions.

The NY business related to participating traditional life insurance policies was transferred from JHUSA to JHNY under a coinsurance agreement and was immediately retroceded back to JHUSA using a coinsurance FWH agreement. JHNY retained the invested assets supporting this block of business. As previously noted, the coinsurance FWH agreement was recaptured effective July 1, 2015. The NY business related to variable universal life was reinsured through coinsurance and modified coinsurance. The NY business related to universal life was transferred from the Company to JHNY under coinsurance agreements.

The NY business related to a majority of the fixed deferred annuity business was transferred from the Company to JHNY under an assumption reinsurance agreement. The NY business related to variable annuities and some participating pension contracts where assets were held in separate accounts were reinsured through modified coinsurance. The NY business related to fixed deferred and immediate annuities and participating pension contracts was transferred from the Company to JHNY under a coinsurance agreement.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHRECO:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(501)	$(256)	$(517)
Premiums ceded, impact of treaty recaptured	-	3,718	-
Benefits ceded	(573)	(782)	(836)

Other reinsurance receivable	13	2	-
Other amounts payable on reinsurance	-	-	24
Funds withheld from reinsured companies	7,131	7,048	-
Funds withheld from unauthorized reinsurers	-	-	7,236
Treaty settlement received (paid)*	20	(8)	(594)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company also reinsures a portion of the risk related to certain annuity policies. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company. On October 1, 2017, the Company recaptured the payout annuity policies with JHRECO. The recapture resulted in pre-tax income of $708 million and an increase in surplus, net of tax, of $460 million.

The Company reinsures a large portion of the Long-Term Care (“LTC”) risk under a single accounting and capital regime, which helps to manage JHUSA’s overall risk profile and reduce strain on statutory surplus. JHUSA’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, The Office of the Superintendent of Financial Institution (“OSFI”), and reports its results on a consolidated International Financial Reporting Standards (“IFRS”) basis. As such, the agreement has no impact on the parent company financial results.

JHRECO does not retrocede any risks to a third party or affiliates. The risks assumed by JHRECO are solely the responsibility of JHRECO, but they are also retained within the parent company group. Reserve credits taken were $9,038 million and $8,644 million at December 31, 2018 and 2017, respectively. On December 31, 2017, JHRECO changed its domiciliary jurisdiction from Bermuda to the state of Michigan. As a result of the re-domestication of JHRECO, collateral was no longer required as of December 31, 2017. Total amount of funds withheld (including capital) on behalf of the captive reinsurer that back the long-term care liabilities was $7,131 million and $7,048 million at December 31, 2018 and 2017, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The available and required capital in the table below represent JHRECO’s capital position on a NAIC basis at December 31, 2018 and 2017.

	Years ended December 31,
	2018	2017

	(in millions)
Available Capital	$2,085	$1,884
Required Capital	$323	$262
RBC Ratio	646%	718%

JHUSA’s Authorized Control Level (“ACL”) Risk Based capital impact on recapture of the LTC reinsurance agreement at December 31, 2018 and 2017 is as follows:

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2018	$11,404	$1,425	800%
Impact of JHRECO LTC Recapture	470	232	-83%

Capital Gross of JHRECO LTC Cession	$11,874	$1,657	717%

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2017	$10,761	$1,266	850%
Impact of JHRECO LTC Recapture	854	189	-52%

Capital Gross of JHRECO LTC Cession	$11,615	$1,455	798%

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRBL:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(3,763)	$(3,320)	$(3,978)
Benefits ceded	(10,700)	(11,653)	(10,494)

Other reinsurance receivable	185	25	-
Other amounts payable on reinsurance	660	389	605
Funds withheld from unauthorized reinsurers	7	-	227

Treaty settlement received (paid)*	178	480	(142)
*	Treaty settlement consisted primarily of ceded investment income related to non-qualifying hedging strategies and changes in the modified coinsurance and coinsurance reserves.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The Company reinsures 87% of certain group annuity contracts in-force with MRBL. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider.

The Company reinsures 90% of a significant block of variable annuity contracts in-force with MRBL. All substantial risks, including all guaranteed benefits (GMDB, Guaranteed Minimum Income Benefit (“GMIB”), and GMWB), related to certain specified policies not already reinsured to third parties, are reinsured under the agreement. The base contracts are reinsured on a modified coinsurance basis, while the guaranteed benefit reinsurance coverage is apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance FWH. The assets supporting the reinsured policies remain invested with the Company. Since the inception of the treaty in 2008, several amendments have been enacted to refine certain aspects of the treaty. The net MRBL reinsurance recoverable includes the impact of ongoing reinsurance cash flows and is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies with changes to ceded reserves and cost of reinsurance recognized as a component of benefits to policyholders on the Statements of Operations.

The Company’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, OSFI, and reports on a consolidated IFRS basis. The Company utilizes a dynamic hedging program to manage risks on an economic basis. The IFRS accounting for these derivatives aligns with MFC’s market-based reserving regime. The US statutory accounting and reserving framework does not provide appropriate alignment of economic risk management strategies (hedging) and associated reserve methodologies. The treaty with MRBL provides a mechanism to allow management of the majority of the variable annuity risk under a single consolidated reserve and capital regime, rather than managing the block simultaneously under two very diverse frameworks.

As a coinsurance / modified coinsurance treaty, MRBL holds $1,989 million and $1,873 million as a coinsurance reserve and JHUSA holds $420 million and $109 million as a modified coinsurance reserve at December 31, 2018 and 2017, respectively. The IFRS reserves that MRBL holds for variable annuities are similar in concept to AG43. The calculations are a real-world stochastic calculation at CTE(70), based on the guaranteed benefits and fees in isolation rather than the whole contract, including the cash flows generated from the dynamic hedging program and including margins for adverse deviation. The real-world stochastic scenarios are subject to Canadian Institute of Actuaries equity and bond fund return calibration criteria. Reserve credits taken were $7 million and $0 million at December 31, 2018 and 2017, respectively, and there is no supporting collateral.

MRBL does not retrocede any risks to a third party. The risks assumed by MRBL are solely the responsibility of MRBL, but they are also retained within MFC. This transaction has no impact on MFC’s financial statements as it reports its risks on a consolidated basis.

On September 30, 2018, the Company entered into a combination coinsurance and modified coinsurance agreement with MRBL to cede 95% of certain single life and survivorship variable universal life products. The transactions included the transfer from JHUSA of $662 million of policy liabilities. The transactions resulted in a pre-tax gain of $500 million, including a ceding commission received of $500 million, and an increase in surplus of $395 million net of tax, which was deferred and will be amortized over a period of approximately 20 years.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The Company entered into a Stop Loss Reinsurance Agreement with MRBL, effective April 1, 2017, simultaneous with entering into a coinsurance with partial funds withheld agreement with MMRC, as described below.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRL:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(133)	$(255)	$(298)
Benefits ceded	(595)	(545)	(468)

Other reinsurance receivable	-	-	5
Other amounts payable on reinsurance	7	7	-
Funds withheld from unauthorized reinsurers	329	66	-
Treaty settlement received (paid)*	(30)	(28)	(74)

*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company entered into a coinsurance/modified coinsurance agreement with an affiliate, MRL, to reinsure 90% of all risks not already reinsured to third parties on various universal life contracts effective December 15, 2000. Subsequent amendments added further UL and some term contracts. The Company amended the agreement during 2014 to simplify treaty administration and to modify the structure of the treaty to a modified coinsurance FWH structure.

The table and commentary below consist of the impact of the reinsurance agreement with an affiliate, JHLH:

	Years ended December 31,
	2018	2017	2016

	(in millions)
Premiums ceded	$(28)	$(27)	$(28)
Premiums assumed	-	-	241
Benefits ceded	(22)	(19)	(10)
Benefits assumed	19	22	8

Other reinsurance receivable	-	-	1
Other amounts payable on reinsurance	5	7	-
Funds withheld from authorized reinsurers	-	-	3
Treaty settlement received (paid)*	(23)	(28)	7

* Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On December 31, 2016, the Company entered into a coinsurance agreement with an affiliate, JHLH, to reinsure 100% of a block of single premium universal life policies. The transaction included the transfer from JHLH of $282 million of invested assets and $241 million in net policy liabilities. The transaction resulted in a pre-tax gain and ceding commission received of $36 million and an increase in surplus of $52 million, net of tax.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreement with an affiliate, MMRC:

	Year ended December 31,
	2018	2017

	(in millions)
Premiums ceded	$(135)	$(373)
Premiums assumed	-	-
Benefits ceded	(17)	(14)
Benefits assumed	-	-

Other reinsurance receivable	-	-
Other amounts payable on reinsurance	22	18
Funds withheld from authorized reinsurers	102	50
Treaty settlement received (paid)*	(68)	(55)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

Effective April 1, 2017, the Company entered into a coinsurance with partial FWH agreement with an affiliate, MMRC, to reinsure 100% of the Company’s in-force single-life term life insurance policies and related riders, for certain policy years. The transaction included the transfer to MMRC of $284 million in net policy liabilities. Also, the Company recognized $33 million of FWH liabilities. The transactions resulted in a pre-tax gain of $251 million, including a ceding commission received of $252 million, and an increase in surplus of $163 million, net of tax, which was deferred and will be amortized over a period of approximately 15 years. Subsequent amendment added additional term contracts.

The reinsurance agreement with MMRC was entered into to address the surplus strain caused by the excess of XXX NAIC reserves over the VM-20 reserve levels. This transaction was within the scope of Actuarial Guideline 48, the NAIC Term Life and Universal Life with Secondary Guarantees (XXX/AXXX) Credit for Reinsurance Model Regulation (“AG 48”). In accordance with the terms of AG 48, the obligations of MMRC under the reinsurance agreement are supported by a FWH account and a credit-linked note. The FWH account is funded with assets meeting the definition of “Primary Security” under AG 48 and in an amount equal to or in excess of the VM-20 reserve. The credit-linked note is in the amount of the excess of the statutory reserves over the then current “Required Level of Primary Security”.

The Company did not commute any material ceded reinsurance in 2018.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes

The components of the net deferred tax asset/(liability) are as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital	(3) (Col 1 + 2) Total

	(in millions)
(a) Gross deferred tax assets	$1,674	$67	$1,741
(b) Statutory valuation allowance adjustments	121	-	121

(c) Adjusted gross deferred tax assets (a - b)	1,553	67	1,620
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	1,553	67	1,620
(f) Deferred tax liabilities	1,628	69	1,697

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$(75)	$(2)	$(77)

	December 31, 2017
	(4) Ordinary	(5) Capital	(6) (Col 4 + 5) Total

	(in millions)
(a) Gross deferred tax assets	$2,432	$63	$2,495
(b) Statutory valuation allowance adjustments	121	-	121

(c) Adjusted gross deferred tax assets (a - b)	2,311	63	2,374
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	2,311	63	2,374
(f) Deferred tax liabilities	2,289	72	2,361

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$22	$(9)	$13

	Change
	(7) (Col 1 - 4) Ordinary	(8) (Col 2 - 5) Capital	(9) (Col 7 + 8) Total

	(in millions)
(a) Gross deferred tax assets	$(758)	$4	$(754)
(b) Statutory valuation allowance adjustments	-	-	-

(c) Adjusted gross deferred tax assets (a - b)	(758)	4	(754)
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	(758)	4	(754)
(f) Deferred tax liabilities	(661)	(3)	(664)

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$(97)	$7	$(90)

The Company has recorded a valuation allowance against specific general business tax credit carryforwards of $121 million for the year ended December 31, 2018. These tax credits were generated by the legacy JHFC group and are subject to the separate return limitation rules. These credits will not expire until 2027, however due to restrictions on the utilization, management believes that it is more likely than not that the Company will not realize the benefit. In assessing the need for a valuation allowance, management considered the future reversal of taxable temporary differences, future taxable income exclusive of reversing temporary differences, taxable income in the carry back period, as well as tax planning strategies. Tax

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

planning strategies were considered to the extent they were both prudent and feasible and if implemented, would result in the realization of deferred tax assets.

The amount of adjusted gross deferred tax assets admitted under each component and the resulting increase in deferred tax assets by character are as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital	(3) (Col 1 + 2) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$65	$65
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	649	-	649
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	649	-	649
2. Adjusted gross deferred tax assets allowed per limitation threshold.	1,328	-	1,328
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	904	2	906

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$1,553	$67	$1,620

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	December 31, 2017
	(4) Ordinary	(5) Capital	(6) (Col 4 + 5) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$53	$53
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	742	-	742
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	742	-	742
2. Adjusted gross deferred tax assets allowed per limitation threshold.	1,212	-	1,212
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	1,569	10	1,579

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$2,311	$63	$2,374

	Change
	(7) (Col 1 - 4) Ordinary	(8) (Col 2 - 5) Capital	(9) (Col 7 + 8) Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$12	$12
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	(93)	-	(93)
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	(93)	-	(93)
2. Adjusted gross deferred tax assets allowed per limitation threshold.	116	-	116
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	(665)	(8)	(673)

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$(758)	$4	$(754)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	2018	2017

	(in millions)
(a) Ratio percentage used to determine recovery period and threshold limitation amount	800%	849%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$8,854	$8,082

Impact of tax planning strategies is as follows:

	December 31, 2018
	(1) Ordinary	(2) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$1,553	$67
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$1,553	$67
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

	December 31, 2017
	(3) Ordinary	(4) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$2,311	$63
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$2,311	$63
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Change
	(5) (Col 1 - 3) Ordinary	(6) (Col 2 - 4) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$(758)	$4
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$(758)	$4
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities for amounts described in ASC 740-10-25-3.

Current income taxes incurred consist of the following major components:

	Years Ended December 31,
	(1) 2018	(2) 2017	(3) (Col 1 - 2) Change

	(in millions)
1. Current income tax
(a) Federal	$(725)	$446	$(1,171)
(b) Foreign	-	-	-

(c) Subtotal	(725)	446	(1,171)
(d) Federal income tax on net capital gains	396	243	153
(e) Utilization of capital loss carryforwards	-	-	-
(f) Other	-	-	-

(g) Federal and foreign income taxes incurred	$(329)	$689	$(1,018)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	December 31,
	(1) 2018	(2) 2017	(3) (Col 1 - 2) Change

	(in millions)
2. Deferred tax assets:
(a) Ordinary:
(1) Discounting of unpaid losses	$-	$-	$-
(2) Unearned premium reserve	-	-	-
(3) Policyholder reserves	654	1,489	(835)
(4) Investments	72	88	(16)
(5) Deferred acquisition costs	412	357	55
(6) Policyholder dividends accrual	53	49	4
(7) Fixed assets	-	-	-
(8) Compensation and benefits accrual	34	28	6
(9) Pension accrual	17	16	1
(10) Receivables - nonadmitted	54	48	6
(11) Net operating loss carryforward	35	-	35
(12) Tax credit carry-forward	333	329	4
(13) Other (including items <5% of total ordinary tax assets)	10	28	(18)

(99) Subtotal	$1,674	$2,432	$(758)
(b) Statutory valuation allowance adjustment	121	121	-
(c) Nonadmitted	-	-	-

(d) Admitted ordinary deferred tax assets (2(a)(99) - 2(b) - 2(c))	$1,553	$2,311	$(758)
(e) Capital:
(1) Investments	$67	$63	$4
(2) Net capital loss carryforward	-	-	-
(3) Real estate	-	-	-
(4) Other (including items <5% of total capital tax assets)	-	-	-

(99) Subtotal	$67	$63	$4
(f) Statutory valuation allowance adjustment	-	-	-
(g) Nonadmitted	-	-	-

(h) Admitted capital deferred tax assets (2(e)(99) - 2(f) - 2(g))	$67	$63	$4
(i) Admitted deferred tax assets (2(d)+2(h))	$1,620	$2,374	$(754)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

3. Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$1,150	$1,178	$(28)
(2) Fixed assets	18	18	-
(3) Deferred and uncollected premium	9	9	-
(4) Policyholder reserves	324	934	(610)
(5) Other (including items <5% of total ordinary tax liabilities)	127	150	(23)

(99) Subtotal	$1,628	$2,289	$(661)
(b) Capital:
(1) Investments	$69	$72	$(3)
(2) Real estate	-	-	-
(3) Other (including items <5% of total capital tax liabilities)	-	-	-

(99) Subtotal	$69	$72	$(3)

(c) Deferred tax liabilities (3(a)(99) + 3(b)(99))	$1,697	$2,361	$(664)

4. Net deferred tax assets/liabilities (2(i) - 3(c))	$(77)	$13	$(90)

The change in net deferred income taxes is comprised of the following:

	December 31,
	2018	2017	Change

	(in millions)
Total deferred tax assets	$1,620	$2,374	$(754)
Total deferred tax liabilities	1,697	2,361	(664)

Net deferred tax assets (liabilities)	$(77)	$13	$(90)

Tax effect of unrealized gains and losses			137
Tax effect of unrealized foreign exchange gains (losses)			5
Other			(215)

Change in net deferred income taxes			$(17)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 to income before income tax (including realized capital gains). The significant items causing this difference are as follows:

	Years Ended December 31,
	2018	2017	2016

	(in millions)
Ordinary provisions computed at statutory rate	$(7)	$962	$294
Net realized capital gains (losses) before IMR at statutory rate	153	253	(173)
Change in nonadmitted assets	-	-	-
Reinsurance	77	22	(47)
Valuation allowance	-	-	71
Tax-exempt income	1	(22)	(16)
Nondeductible expenses	2	1	(1)
Foreign tax expense gross up	5	8	8
Amortization of IMR	(138)	(68)	(78)
Tax recorded in surplus	14	68	(4)
Dividend received deduction	(159)	(184)	(183)
Investment in subsidiaries	(18)	(25)	(25)
Prior year adjustment	(69)	(151)	(54)
Tax credits	(23)	(24)	(26)
Change in tax reserve	33	4	(200)
Pension	-	-	-
Tax rate change	(185)	570	-
Other	2	1	(1)

Total	$(312)	$1,415	$(435)

Federal and foreign income taxes incurred	$(725)	$446	$(121)
Capital gains tax	396	243	496
Change in net deferred income taxes	17	726	(810)

Total statutory income tax expense (benefit)	$(312)	$1,415	$(435)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

As of December 31, 2018, the Company had the following carry forwards:

	Origination Year	Expiration Year	Amount

	(in millions)
Affordable housing tax credits	2001	2021	$1
	2002	2022	1
	2003	2023	1
	2004	2024	1
	2005	2025	1
	2006	2026	2
	2007	2027	23
	2008	2028	57
	2009	2029	54
	2010	2030	47
	2011	2031	41
	2012	2032	32
	2013	2033	21
	2014	2034	12
	2015	2035	5
	2016	2036	3
	2017	2037	1
	2018	2038	-

			$303

Net Operating Losses	2008	2023	$-
	2009	2024	-
	2010	2025	-
	2013	2028	-
	2014	2029	-
	2018		35

			$35

Foreign Tax Credits	2006	2016	$-
	2007	2017	-
	2008	2018	-
	2009	2019	-
	2010	2020	-
	2011	2021	-
	2012	2022	-
	2013	2023	-
	2014	2024	-
	2015	2025	-
	2016	2026	-
	2017	2027	-
	2018	2028	23

			$23

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

	Origination Year	Expiration Year	Amount

	(in millions)
Other credits	2000	2020	$-
	2001	2021	-
	2002	2022	-
	2003	2023	-
	2004	2024	-
	2005	2025	-
	2006	2026	-
	2007	2027	-
	2008	2028	-
	2009	2029	-
	2010	2030	-
	2011	2031	-
	2012	2032	-
	2013	2033	2
	2014	2034	2
	2015	2035	3
	2016	2036	-

			$7

With the enactment of the Tax Cuts and Jobs Act on December 22, 2017, the net operating loss carryback provision was repealed effective January 1, 2018. The federal income taxes incurred on capital gains available for recoupment in the event of future net capital losses were $0 million, $323 million and $0 million for the years 2018, 2017 and 2016 respectively.

The Company has no deposits under Section 6603 of the Internal Revenue Code.

The Company is included in the consolidated federal income tax return of JHFC with the following entities:

Essex Corporation	John Hancock Insurance Agency Inc.
Farmland Management Services, Inc.	John Hancock Leasing Corp.
Guide Financial, Inc.	John Hancock Life Insurance Company of New York
Hancock Farmland Services, Inc.	John Hancock Life & Health Insurance Company
Hancock Forest Management Inc.	John Hancock Natural Resource Corp.
Hancock Natural Resource Group Inc.	John Hancock Realty Advisors Inc.
JH 575 Rengstorff LLC	John Hancock Realty Mgt. Inc.
JH Hostetler LLC	John Hancock Signature Services Inc.
JH Kearny Mesa 5 LLC	Manulife Holding (USA) LLC
JH Kearny Mesa 7 LLC	Manulife (Michigan) Reassurance Company
JH Kearny Mesa 9 LLC	Manulife Reinsurance (Bermuda) Limited
JH Networking Insurance Agency Inc.	Manulife Reinsurance Limited
JH Ott LLC	Manulife Service Corporation
JH Tulare 8 LLC	MCC Asset Management Inc.
JHFS One Corp.	PT Timber Inc.
John Hancock Assignment Company	Signator Insurance Agency Inc.
John Hancock Financial Corporation	Signator Investors Inc.
John Hancock Financial Network Inc.	The Manufacturers Investment Corporation

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company’s income tax expense (benefit) is computed as if the Company filed separate federal income tax returns with tax benefits provided for operating losses and tax credits when utilized by the consolidated group. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

Taxes receivable from (payable to) affiliates are ($47) million and ($156) million at December 31, 2018 and 2017, respectively, and are included in other assets or current federal income taxes payable on the Balance Sheets.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service (“IRS”). Effective for 2010, the Company’s common parent, JHFC, merged into Manulife Holdings (Delaware) LLC (“MHDLLC”) resulting in a new combined group. With respect to the legacy MHDLLC consolidated return group, the IRS audit for tax years through 2009 have been closed. With respect to the legacy JHFC group, the IRS has completed its examinations of tax years 1997 through 2009. On March 30, 2016, the Company and the IRS finalized an agreement for tax years 2002-2009. The agreement applies the U.S. Tax Court’s opinion on the Company’s tax treatment of certain leveraged lease investments pertaining to tax years 1997-2001. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

In August 2017, the Company received and signed an IRS Revenue Agent Report for tax years 2010-2013. Tax years 2014 and forward are open under the statute of limitations.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2018	2017

	(in millions)
Balance at beginning of year	$60	$37
Additions based on tax positions related to the current year	2	14
Payments	-	-
Additions for tax positions of prior years	48	22
Reductions for tax positions of prior years	(2)	(13)

Balance at end of year	$108	$60

Included in the balances as of December 31, 2018 and 2017, are $108 million and $75 million, respectively, of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate. Included in the balances as of December 31, 2018 and 2017, are ($1) million and ($16) million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company’s liability for unrecognized tax benefits is not expected to materially change in the next twelve months.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense in the Statements of Operations. The Company recognized approximately ($3) million, ($10) million, and ($177) million of interest expense / (benefit) for the years ended December 31, 2018, 2017 and 2016, respectively. The Company had approximately $6 million and $6 million accrued for interest as of December 31, 2018 and 2017, respectively. The Company did not recognize any material penalties for the years ended December 31, 2018, 2017 and 2016.

The Company reported a Repatriation Transition Tax liability in the amount of $1 million for 2017. This amount was fully remitted to the IRS with the filing of the 2017 federal income tax return.

As of December 31, 2017, the Company reported an Alternative Minimum Tax (AMT) Credit carryforward of $485 million, all of which was recorded as a current tax recoverable. The Company expects to recover $243 million of this balance with the filing of its 2018 tax return, while the remaining $242 million is expected to be recovered in 2019 through 2021.

With the enactment of the Tax Cuts and Jobs Act (the “Act”) on December 22, 2017, the Company applied existing guidance to the best available information in the recording of its tax provisions reflected in the 2017 financial statements. In 2018, the Company completed its analysis on the income tax effects of the Act and adjusted its provisional amounts accordingly. The Company updated policy level tax reserves and reflected impacts of $108 million in its temporary differences for Actuarial Liabilities in both deferred tax assets and deferred tax liabilities. The transitional deferred tax liability is being amortized into taxable income over 8 years, in the amount of $13 million per year. In addition, with the completion of the 2017 tax return,

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

9. Federal Income Taxes - (continued)

the Company recorded all provision to return adjustments of which ($185) million impacted the effective tax rate related to the revaluation of deferred tax assets and liabilities from 35% to 21%.

10. Capital and Surplus

There are no restrictions placed on the Company’s unassigned surplus other than restrictions on dividend payments described below.

Under Michigan State insurance laws, no insurer may pay any shareholder dividends from any source other than statutory earned surplus without the prior approval of the Director. Dividends to the shareholder that may be paid without prior approval of the Director are limited by the laws of the State of Michigan. Such dividends are permissible if, together with other dividends or distributions made within the preceding 12 months, they do not exceed the greater of 10% of the JHUSA surplus as of December 31 of the preceding year, or the net gain from operations excluding realized capital gains and (losses) for the 12 month period ending December 31 of the immediately preceding year. For the years ended December 31, 2018, 2017 and 2016, the Company paid ordinary dividends of $600 million, $807 million and $0 million and extraordinary dividends of $0 million, $93 million, and $0 million to its parent company MIC, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2018 and 2017, based on calculations pursuant to those requirements, the Company’s total adjusted capital exceeds the company action level RBC.

The Company has surplus notes described below in the amount of $585 million outstanding as of December 31, 2018. During 2016, $405 million was repaid. The issuance of the surplus notes was approved by the insurance regulators with the following repayment conditions and restrictions: payment of principal and accrued interest otherwise required or permissible cannot be made unless approved by the Board of Directors, approved in writing by the Director, and the Company has sufficient earned surplus or such other funds as may be approved by the Director available for such payment.

Surplus notes in the amount of $450 million were issued on February 25, 1994, for cash pursuant to Rule 144A under the Securities Act of 1933. 100% of the issued and outstanding surplus notes are represented by a global note registered in the name of a nominee of the Depository Trust Company. The interest rate is fixed at 7.375%, and interest is payable semi-annually. The notes mature on February 15, 2024. Interest expense was $33 million for years ended December 31, 2018, 2017 and 2016. Total interest paid through December 31, 2018 was $813 million.

Pursuant to two subordinated surplus notes dated September 30, 2008, the Company borrowed the respective amount of $295 million and $110 million from an affiliate, John Hancock Insurance Agency, Inc. (“JHIA”). The interest rate is fixed at 7% per annum and is payable semi-annually. The surplus notes which were to have matured on March 31, 2033 were repaid on November 1, 2016. For the year ended December 31, 2016, the combined interest expense on the notes was $31 million.

Pursuant to an amended and restated subordinated surplus note dated September 30, 2008, the Company borrowed $136 million from JHFC. Interest is calculated and reset quarterly at a fluctuating rate equal to 3-month LIBOR plus 125 basis points and is payable semi-annually. The note which was to have matured on December 15, 2016 was extended to December 14, 2021. Interest expense was $5 million, $3 million, and $3 million for the years ended December 31, 2018, 2017 and 2016, respectively. Total interest paid through December 31, 2018 was $24 million.

Under Michigan State liquidation statutes, the claims of the Depository Trust Company and JHFC (“the surplus noteholders”) come before those of the Company’s shareholders. There is no preferential treatment in claims between the surplus noteholders.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months’ notice. Under the various agreements, the Company will pay a fee for services received under the agreement which includes legal, actuarial, investment, data processing, accounting, and certain other administrative services. Management fees relating to the agreement were $296 million, $347 million, and $329 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

The Company has Administrative Service Agreements with its subsidiaries and affiliates whereby the Company will be reimbursed for operating expenses incurred by the Company. Services provided under the agreement include legal, personnel, marketing, investment accounting, and certain other administrative services and are billed based on intercompany cost allocations or total average daily net assets. The amounts earned under the agreements were $748 million, $767 million, and $811 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Balance Sheets and Statements of Operations may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Other

During 2018, 2017 and 2016, respectively, the Company received dividends of $28 million, $31 million, and $34 million from John Hancock Investment Management Services LLC, $83 million, $72 million, and $71 million from JHD, $100 million, $0 million, and $0 million from JHNY, $0 million, $0 million, and $0 million from JHLH, $404 million, $231 million, and $214 million from John Hancock Subsidiaries, LLC (“JHS LLC”), and $0 million, $0 million, and $19 million from John Hancock Partnership Holdings I & II, $1 million, $10 million, and $0 million from CLA CRE Opportunity Fund I LP and $27 million, $0 million and $0 million from CIP / MCRT Longview Meadows LLC (“Concord Mews”). These dividends are included in the Company’s net investment income.

During 2018 and 2017, the Company made a capital contribution of $0 million and $0 million to JHS LLC.

The Company did not make a capital contribution to its wholly-owned subsidiary, MMRC in 2018. During 2017, the Company made a capital contribution of $40 million to MMRC, in exchange for one hundred and one shares of the common stock of MMRC.

During 2018 and 2017, the Company received a return of capital of $80 million and $0 million from its 91% ownership of Concord Mews.

The Company did not own any shares of the stock of its parent, MIC, or its ultimate parent, MFC at December 31, 2018 and 2017, respectively.

The Company did not recognize any impairment write-down for its investment in subsidiaries, controlled or affiliated companies for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company is the owner and beneficiary of corporate owned life insurance (“COLI”) policies issued by JHLH. The asset balances equal to the cash surrender value of the internal COLI policies was $572 million and $558 million at December 31, 2018 and 2017, respectively.

The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Second Restated and Amended Liquidity Pool and Loan Facility Agreement effective January 1, 2010. The maximum aggregate amounts that JHUSA can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on U.S. dollar funds will be reset daily to the one-month U.S. Dollar

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

London Inter-Bank Bid Rate (“LIBID”) and interest payable on Canadian dollar funds is based off the one-month Canadian Dollar Offering Rate (“CDOR”) plus a spread.

The following table details the affiliates and their participation in the Company’s Liquidity Pool:

	December 31,
	2018	2017

	(In millions)
The Manufacturers Investment Corporation	$66	$134
John Hancock Financial Corporation	113	114
Manulife Reinsurance Limited	17	56
Manulife Reinsurance (Bermuda) Ltd.	141	111
Manulife (Michigan) Reassurance Company	6	4
John Hancock Life & Health Insurance Company	159	180
John Hancock Reassurance Company, Ltd.	91	179
John Hancock Life Insurance Company New York	293	170
John Hancock Investment Management Services LLC	25	23
John Hancock Subsidiaries LLC	24	31
John Hancock Insurance Agency, Inc.	5	5
Essex Corporation	1	-
JH Signature Services Inc.	9	8
JH Partnership Holdings I, II LP	-	7
John Hancock Realty Advisors	6	2
JH Advisors LLC	47	66
Manulife Asset Management (US) LLC	35	76
Hancock Capital Investment Management LLC	15	11
John Hancock RPS, LLC	41	31
The Berkeley Financial Group, LLC	2	2
Manulife Holdings (USA), LLC	-	-
Signator Insurance Agency, Inc.	11	11
JH Networking Insurance Agency, Inc.	4	5
John Hancock Administrative Services LLC	-	-
John Hancock Financial Network, Inc.	45	1
Hancock Natural Resource Group, Inc.	68	30
Hancock Forest Management, Inc.	5	5
John Hancock Personal Financial Services, LLC	1	2
John Hancock Funding Company LLC	(9)	-

Total	$1,221	$1,264

Effective March 31, 1996, MLI provides a claims paying guarantee to certain U.S. policyholders. The claims guarantee agreement was terminated effective August 13, 2008, but still remains in effect with respect to policies issued by the Company prior to that date.

MFC fully and unconditionally guarantees payments from the guarantee periods of the accumulation phase for certain of the Company’s market value adjusted annuity contracts.

MFC fully and unconditionally guarantees JHLICO’s SignatureNotes. In December 2009, the entity that formerly issued these notes, JHLICO, ceased to exist and its property and obligations became the property and obligations of the Company.

MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

11. Related Party Transactions - (continued)

guarantees or obligations of MFC, which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes.

The Company also enters into debt and reinsurance transactions with its affiliates. Refer to the debt and reinsurance notes for further details.

12. Commitments, Guarantees, Contingencies, and Legal Proceedings

Commitments: The Company has extended commitments to purchase long-term bonds of $723 million, purchase other invested assets of $2,118 million, purchase real estate of $87 million, and issue agricultural and commercial mortgages of $152 million at December 31, 2018. If funded, loans related to real estate mortgages would be fully collateralized by related properties. Approximately 42% of these commitments expire in 2019.

There were no leasing arrangements that the Company entered into as lessee which could have a material financial effect.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. In conjunction with the September 25, 2018 sale of the home office property, the total lease commitment for future years related to the office ground lease was reduced by $343 million. During 2012, the Company entered into a parking lease agreement, which expires on December 31, 2050. The terms of the lease agreements provide for adjustments in future periods. The future minimum lease payments, by year and in the aggregate, under these leases and other non-cancelable operating leases along with the associated sub-lease income are as follows:

Non-cancelable Operating Leases
(in millions)
2019	$9
2020	8
2021	5
2022	3
2023	3
Thereafter	16

Total	$44

The Company does not have any sublease income related to its office space.

The Company’s investment in leveraged leases relates to equipment used primarily in the transportation industries; however, this type of leasing transaction is not a significant part of the Company’s business activities in terms of revenue, net income, or assets.

As of December 31, 2018, the Company recorded a restructuring charge of approximately $56 million, net of tax, primarily related to a voluntary early retirement program as well as costs to optimize our real estate footprint in the United States.

Guarantees: In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under statutory accounting principles.

The Company has issued guarantee agreements pursuant to which the Company guarantees the obligations of JHNY and JHLH under the OTC International Swaps and Derivatives Association, Inc. (“ISDA”) cleared and exchange-traded derivative agreements and transactions entered into by JHNY and JHLH with external counterparties. The ISDA guarantees are subject to an overall limit of $1 billion of Potential Future Exposure, using a three-week and 95% confidence parameters, in calculating the counterparty risk exposure.

The Company is party to a financial support agreement with JHLH pursuant to which it has agreed to maintain JHLH’s capital level such that its risk-based capital ratio shall be at or above 225% of the company action level annually. In addition,

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

12. Commitments, Guarantees, Contingencies, and Legal Proceedings - (continued)

under the terms of the financial support agreement, the Company undertakes to provide sufficient liquidity to enable JHLH to make timely payment of its contractual obligations.

Contingencies: The Company is an investor in a number of leasing transactions. On August 5, 2013, the U.S. Tax Court issued an opinion effectively ruling in the government’s favor in the litigation between John Hancock and the IRS involving the tax treatment of John Hancock’s investment in certain leveraged leases. On March 30, 2016, the Company and the IRS finalized an agreement determining the impact of the decision on tax years subsequent to the years that were decided by the Court. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

The Company acts as an intermediary/broker in OTC derivative instruments. In these cases, the Company enters into derivative transactions on behalf of affiliated companies and then enters into offsetting derivative transactions with the affiliate. In the event of default of either party, the Company is still obligated to fulfill its obligations with the other party.

The Company is subject to insurance guaranty fund laws in the states in which it does business. Pursuant to these laws, insurance companies are assessed, and required to make periodic payments, to be used to pay benefits to policyholders and claimants of insolvent or rehabilitated insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position.

Legal Proceedings: The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, an employer, and a taxpayer. In addition, the Michigan Department of Insurance and Financial Services, the Michigan Attorney General, the SEC, the Financial Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. An estimation of the range of potential outcomes in any given matter is often unavailable until such matters have developed and sufficient information emerges to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

A class action against the Company is pending in the U.S. District Court for the Southern District of New York (the “Southern District of NY”) in which claims are made that the Company breached, and continues to breach, the contractual terms of certain universal life policies issued between approximately 1990 and 2006 by including impermissible charges in its cost of insurance (“COI”) calculations and certain other rider charges. The Company believes that its COI calculations have been, and continue to be, in accordance with the terms of the policies. In May 2018, the parties agreed to the financial terms of a settlement in the amount of $91 million. On November 1, 2018, the court granted preliminary approval of the $91 million settlement for Besen and scheduled a fairness hearing for February 19, 2019. Distribution of notice of the settlement to the class commenced on December 26, 2018. A similar class action based on the same policy language in dispute in the case pending in New York had been pending in California. The parties have settled all claims alleged in the California action. On May 8, 2018, the court granted final approval of the settlement, and the settlement amount of $60 million has been paid.

In June 2018, a class action was initiated against the Company in the Southern District of NY on behalf of owners of performance universal life policies issued between 2003 and 2009 whose policies are subject to a COI increase announced in 2018. In October 2018, an almost identical class action was initiated against the Company in the Southern District of New York. It was filed as a related case as the one filed in June and has been assigned to the same judge. Discovery has commenced in these cases and will continue through 2019. It is too early to assess the range of potential outcomes for these two related lawsuits.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

13. Annuity Actuarial Reserves

The Company’s annuity actuarial reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2018
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$522	$337	$1,385	$2,244	2%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	109,160	109,160	83%

Total with adjustment or at fair value	524	337	110,545	111,406	85%
At book value without adjustment (minimal or no charge or adjustment)	4,937	-	-	4,937	4%
Not subject to discretionary withdrawal	14,577	207	147	14,931	11%

Total (gross)	20,038	544	110,692	131,274	100%

Reinsurance ceded	10,830	-	-	10,830

Total (net)	$9,208	$544	$110,692	$120,444

	December 31, 2017
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$448	$400	$1,720	$2,568	2%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	124,432	124,432	84%

Total with adjustment or at fair value	450	400	126,152	127,002	86%
At book value without adjustment (minimal or no charge or adjustment)	5,412	-	-	5,412	4%
Not subject to discretionary withdrawal	14,987	227	171	15,385	10%

Total (gross)	20,849	627	126,323	147,799	100%

Reinsurance ceded	4,526	-	-	4,526

Total (net)	$16,323	$627	$126,323	$143,273

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts

Separate accounts held by the Company include individual and group variable annuity and variable life products that offer guaranteed and non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The deposits related to variable annuities generally provide a GMDB. For annuity products, this can take the form of either (a) return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary; or (d) a combination benefit of (b) and (c) above. The assets and liabilities of these accounts are carried at fair value. The GMDB reserve is held in the Company’s general account policy reserves.

The Company sold contracts with GMIB riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity which may be elected by the contract holder after a stipulated waiting period (7 to 15 years), and which may be larger than what the contract account balance could purchase at then-current annuity purchase rates.

The Company sold contracts with a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Reinsurance has been utilized to mitigate risk related to some of the GMDB and GMIB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

The assets legally insulated from the general account are attributed to the following products/transactions:

Product/Transaction	Separate Account Legally Insulated Assets		Separate Account Not Legally Insulated Assets

	December 31,
	2018	2017	2018	2017

	(in millions)
Group Annuity Contracts (401K)	$78,443	$87,377	$-	$-
Variable and Fixed Annuities	29,250	35,552	21	23
Life Insurance	12,771	14,081	-	-
Fixed Products - Institutional and stable value fund	1,743	2,140	-	-
Fixed Products - Retail	26	26	351	413
Investments - Funds	1,526	1,555	-	-

Total	$123,759	$140,731	$372	$436

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

To compensate the general account for the risk taken, the separate account paid risk charges and amounts toward separate account guarantees as follows:

	Risk Charges Paid to General Account	Amounts toward Separate Account Guarantees

	(in millions)
2018	$210	$54
2017	$220	$62
2016	$231	$89
2015	$241	$59
2014	$252	$74

The Company had the following variable annuities with guaranteed benefits:

	December 31,
	2018	2017

	(in millions, except for ages)
Account value	$29,577	$36,044
Amount of reserve held	1,230	821
Net amount at risk - gross	7,778	4,817
Weighted average attained age	69	69

The following assumptions and methodology were used to determine the amounts above at December 31, 2018 and 2017:

•

Actuarial Guideline 43 (“AG 43”) is used in both years to determine the aggregate reserve for products falling under the scope. Assumptions used in the standard scenario are prescribed by the guideline. Assumptions used in the stochastic scenarios are detailed below.

•	The stochastically generated projection scenarios have met the scenario calibration criteria prescribed in AG 43.

•

In 2018 and 2017, annuity mortality is based on the Ruark Variable Annuity Table, which is based on an industry study of variable annuity deaths. The table is further adjusted by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

•

In 2018 and 2017, annuity base lapse rates vary by product, policy year, and rider type, where the lapse rates range from 0.5% to 40% for GMDB, GMIB and GMWB. In 2018 the base lapse rates also varied by utilizer status. These rates are dynamically reduced for guarantees that are in-the-money. Beginning in 2012, rates are also dynamically increased for GMWBs that are out-of-the-money.

•	For variable annuities, the swap curve at December 31 is used for discounting in both years.

•	For variable annuities, mean return, volatility and correlation assumptions are determined by indices, which have met the calibration criteria prescribed in AG 43.

Account balances of variable contracts with guarantees were invested in various separate accounts with the following characteristics:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

	December 31,
	2018	2017

	(in millions)
Type of Fund
Equity	$24,071	$28,880
Balanced	8,365	10,009
Bonds	5,615	6,381
Money Market	517	519

Total	$38,568	$45,789

Information regarding the separate accounts of the Company is as follows:

	December 31,
	2018			2017

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Premiums, deposits and other considerations	$-	$14,007	$14,007	$-	$14,395	$14,395

Reserves for accounts with assets at:
Fair value	544	123,076	123,620	627	139,896	140,523
Amortized cost	-	-	-	-	-	-

Total	$544	$123,076	$123,620	$627	$139,896	$140,523

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

14. Separate Accounts - (continued)

	December 31,
	2018			2017

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$337	$1,385	$1,722	$400	$1,720	$2,120
At book value without fair value adjustments and with current surrender charge of 5% or more	-	1,329	1,329	-	1,494	1,494
At fair value	-	118,543	118,543	-	134,740	134,740
At book value without fair value adjustments and with current surrender charge of less than 5%	-	1,671	1,671	-	1,771	1,771

Subtotal	337	122,928	123,265	400	139,725	140,125
Not subject to discretionary withdrawal	207	148	355	227	171	398

Total	$544	$123,076	$123,620	$627	$139,896	$140,523

Amounts transferred to and from separate accounts are as follows:

	December 31,
	2018	2017	2016

	(in millions)
Transfers to separate accounts	$15,071	$17,679	$17,163
Transfers from separate accounts	22,687	26,385	22,744

Net transfers to (from) separate accounts	$(7,616)	$(8,706)	$(5,581)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

15. Employee Benefit Plans

Retirement Plans: The Company participates in the John Hancock Pension Plan, a qualified defined benefit plan that covers substantially all of its employees. The Company also participates in the John Hancock Non-Qualified Pension Plan, a nonqualified defined benefit plan for employees whose qualified cash balance benefit is restricted by the Internal Revenue Code. Both plans are sponsored by MIC. The non-qualified defined benefit plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under this plan continue to be subject to the plan’s provisions.

The Company is jointly and severally liable for the funding requirements of the plans and will recognize its allocation, from MIC, of the required contributions to the plans as pension expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate payments into the trust for the qualified plan and payments to participants for the non-qualified plan. The expense for these plans was $26 million, $34 million, and $30 million in 2018, 2017 and 2016, respectively.

The Company participates in the John Hancock Supplemental Retirement Plan, a non-qualified defined contribution plan maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for this plan was not material for the years ended 2018, 2017 and 2016, respectively. The prior non-qualified defined contribution plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company also maintains a separate rabbi trust for the purpose of holding assets to be used to satisfy its obligations with respect to certain other non-qualified retirement plans of $308 million and $328 million at December 31, 2018 and 2017, respectively. In the event of insolvency of the Company, the rabbi trust assets can be used to satisfy claims of general creditors.

During the year, the Company implemented its North American voluntary early retirement program. The program will result in the voluntary separation of 229 employees in the U.S. by the end of 2019. A curtailment loss of $7 million resulting from the program was recorded by MIC in earnings during the 4th quarter of 2018. This loss represents the change in net defined benefit and retiree welfare liabilities due to employees separating sooner and with different post-retirement benefits than had previously been assumed. The Company will recognize its allocation of the curtailment loss in earnings as payments to participants are made.

401 (k) Plans: The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. Both plans are sponsored by JHUSA. Expense is primarily comprised of the amounts the Company contributes to the plans, which fully matches eligible participants’ basic pre-tax or Roth contributions, subject to a 4% per participant maximum. The expense for the defined contribution plans was not material for the years ended 2018, 2017 and 2016, respectively.

Deferred Compensation Plan: The Company maintains the Deferred Compensation Plan for Certain Employees of John Hancock, and the Deferred Compensation Plan of the John Hancock Financial Network, both of which are deferred compensation plans sponsored by MFC. These plans are for a select group of management or highly compensated employees and certain qualified agents. The plans are fully funded and accounts are maintained by a third-party administrator. Under these plans, participants have the flexibility and opportunity to invest their plan balances in mutual funds. The liability for these plans at December 31, 2018 and 2017 was $108 million and $112 million, respectively.

Prior to January 1, 2006, the Company offered the Legacy Deferred Compensation Plan for Certain Employees of John Hancock Life Insurance Company (USA), the legacy plan, which is closed to new participation and is unfunded. These are notional accounts and all liabilities have remained with the Company and are paid out of general account assets when a distribution is taken. The liability for this plan was not material as of December 31, 2018 and 2017 respectively.

Postretirement Benefit Plan: The Company participates in the John Hancock Employee Welfare Plan which is sponsored by MIC. Consistent with the pension plan, the Company is jointly and severally liable for the funding requirements of the plan and will recognize its allocation, from MIC, of the benefits earned by plan participants as postretirement benefits expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate the benefits earned; i.e., service cost, relating to participants employed by the Company. In addition, any difference between

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

15. Employee Benefit Plans - (continued)

actual cash paid for benefits to plan participants and benefits earned is recorded directly to unassigned surplus. The expense and charge to surplus for the John Hancock Employee Welfare Plan were not material for the years ended 2018, 2017 and 2016, respectively.

16. Lines of Credit, Consumer Notes and Affiliated Debt

Lines of Credit: At December 31, 2018, JHUSA and MIC share in a committed line of credit established by MFC totaling $1 billion, which was extended to 2023. MFC will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants, as long as any amount is owed to the lender under the agreement. At December 31, 2018, the Company had no outstanding borrowings under the agreement.

The Company had a committed line of credit agreement established by MLI totaling $1 billion. MLI committed, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants as long as any amount is owed to the lender under the agreement. The committed line of credit expired on March 18, 2018.

At December 31, 2018, the Company, MFC, and other MFC subsidiaries had a committed line of credit through a group of banks totaling $500 million pursuant to a multi-year facility, which will expire in 2021. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, MFC is required to maintain a certain minimum level of net worth, and MFC and the Company are required to comply with certain other covenants, which were met at December 31, 2018. At December 31, 2018, MFC and its subsidiaries, including the Company, had no outstanding borrowings under the agreement.

At December 31, 2018, the Company had a line of credit agreement established with JHS LLC totaling up to $120 million, which will expire February 15, 2022. Under the agreement, the Company may loan funds, when requested, at prevailing interest rates as determined in accordance with the line of credit agreement. At December 31, 2018, the Company had $115 million outstanding borrowings under the agreement with a fair value of $115 million. This loan replaced a senior note receivable for $30 million issued by JHS LLC during 2016, and additional advances of $25 million on February 15, 2017 and $60 million on May 21, 2018. Interest on the loan is calculated at a fluctuating rate equal to the 360 day-year for the actual number of days elapsed and is payable annually. The combined interest income on the loans was $3 million and $1 million for the year ended December 31, 2018 and 2017.

Effective April 17, 2018, the Company entered into a committed line of credit agreement with John Hancock Funding Company LLC, (“JHFLLC”), a wholly-owned subsidiary of JHS LLC, totaling up to $400 million which will expire April 27, 2023. Under the agreement, the Company may loan funds, when requested, at prevailing interest rates as determined in accordance with the line of credit agreement. Interest on the loan is calculated at a fluctuating rate equal to the 360 day-year for the actual number of days elapsed and is payable quarterly. At December 31, 2018, the Company had no outstanding borrowings under the agreement.

Consumer Notes: The Company issued consumer notes through its SignatureNotes Program. SignatureNotes may be redeemed upon the death of the holder, subject to an annual overall program redemption limitation of 1% of the aggregate securities outstanding, or $1 million, or an individual redemption limitation of $200,000 of aggregate principal. SignatureNotes have a variety of issue dates, maturities, interest rates and call provisions. The notes payable balance as of December 31, 2018 and 2017 was $154 million and $197 million, respectively. Interest ranging from 4.9% to 6.0%. The notes are due in varying amounts to 2032.

Aggregate maturities of consumer notes are as follows: 2019-$16 million; 2020-$0 million; 2021-$0 million; 2022-$13 million; 2023-$33 million; and thereafter $92 million.

Interest expense on consumer notes, included in benefits to policyholders, was $10 million, $11 million, and $12 million in 2018, 2017 and 2016, respectively. Interest paid amounted to $8 million, $11 million, and $11 million in 2018, 2017 and 2016, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

Affiliated Debt: Pursuant to a demand note receivable dated September 30, 2008, the Company had $295 million outstanding with MIC. The note, which was to have matured on March 31, 2013, was extended to March 31, 2018. This note was reported as a nonadmitted asset at December 31, 2016 since the counterparty is the parent entity of the Company; however, this note continued to accrue interest throughout the duration of the contract as per the terms of the note. Prior to March 31, 2013, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 83 basis points per annum. Following the extension, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 180 basis points per annum. Interest income was $0 million, $7 million, and $7 million for the years ended December 31, 2018, 2017 and 2016, respectively. The demand note receivable was fully repaid on September 30, 2017.

Pursuant to a promissory note dated June 28, 2012, the Company borrowed $153 million from Manulife Finance Switzerland AG (“MFSA”). Interest on the loan was calculated at a fluctuating rate equal to 3-month LIBOR plus 90 basis points per annum and was payable quarterly. In addition, the Company renewed two previously outstanding promissory notes to MFSA with an outstanding balance of $7 million and combined these notes with the new note issued on June 28, 2012, thus bringing the total principal balance due to $160 million. On June 3, 2015, the maturity date was extended for a period of one year to June 28, 2016. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2015. On May 31, 2016, the maturity date was extended for a period of one year to June 28, 2017. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2016. On May 22, 2017, the maturity date was extended for a period of one year to June 28, 2018. Following the extension, the interest rate was amended and was calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and was payable quarterly effective from June 28, 2017. Interest expense was $0 million, $3 million, and $3 million for the years ended December 31, 2018, 2017 and 2016, respectively. The promissory note was fully repaid as of December 31, 2017.

Pursuant to a senior note receivable dated December 9, 2014, the Company had $40 million outstanding with JHS LLC as of December 31, 2016. During 2017, JHS LLC repaid $15 million of the outstanding loan bringing the outstanding principal balance to $25 million with a fair value of $25 million as of December 31, 2017. During 2018, JHS LLC repaid $15 million of the outstanding loan bringing the outstanding principal balance to $10 million with a fair value of $10 million as of December 31, 2018. The note matures on December 9, 2019. Interest on the loan is calculated at a fluctuating rate equal to the 3-month LIBOR rate plus 180 basis points per annum and is payable quarterly. Interest income was $1 million, $1 million, and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

FHLB (Federal Home Loan Bank) Agreements: The Company is a member of the Federal Home Loan Bank of Indianapolis (FHLBI). The Company uses advances from the FHLBI as a part of its liquidity management program, and any funds obtained for this purpose would be accounted for as borrowed money.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

The following table indicates the aggregate amount of the FHLBI capital stock held related to the agreement:

	December 31, 2018
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock - Class A	$-	$-	$-
(b) Membership stock - Class B	19	19	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$19	$19	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$430

	December 31, 2017
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock - Class A	$-	$-	$-
(b) Membership stock - Class B	19	19	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$19	$19	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$421

FHLBI membership stock of $0 million and $0 million was classified as not eligible for redemption for the years ended December 31, 2018 and 2017, respectively.

The following table indicates the collateral pledged to the FHLBI at the end of the year:

December 31, 2018
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

December 31, 2017
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

The following table indicates the maximum collateral pledged to the FHLBI during the year:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

December 31, 2018
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$-	$-	$-

December 31, 2017
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$803	$755	$400
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$803	$755	$400

The following table represents the aggregate amount of borrowing from FHLBI:

December 31, 2018
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	$-
(b) Funding agreements	-	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

December 31, 2017
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	$-
(b) Funding agreements	-	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

The maximum amount of aggregate borrowings from FHLBI during 2018 was $0 million. The Company is not subject to any prepayment obligations under current borrowing agreements.

17. Closed Block

The Company operates a closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The JHUSA closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

17. Closed Block - (continued)

Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues.

Assets allocated to the closed block inure solely to the benefit of policyholders included in the closed block and will not revert to the benefit of the shareholders of the Company. In addition, if the assets allocated to the closed block and the revenues from the closed block business prove to be insufficient to pay the benefits guaranteed in the closed block, the Company will be required to make payments from its general funds in an amount equal to the shortfall.

If, over time, the aggregate performance of the assets and policies of a closed block is better than was assumed in funding that closed block, dividends to policyholders for that closed block will be increased. If, over time, the aggregate performance of the assets and policies of a closed block is less favorable than was assumed in funding that closed block, dividends to policyholders for that closed block will be reduced.

No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without prior notification to or approval of the Insurance Department.

The excess of the closed block liabilities over the closed block assets represents the expected future post-tax contribution from the closed block which may be recognized in income over the period the policies and contracts in the closed block remain in force.

The following table sets forth certain summarized financial information relating to the JHUSA closed block.

	JHUSA
	2018	2017

	(in millions)
Assets:
Bonds	$2,222	$2,744
Stocks:
Preferred stocks	-	-
Common stocks	-	-
Mortgage loans on real estate	327	247
Real estate	661	704
Cash, cash equivalents and short-term investments	332	4
Policy loans	1,734	1,694
Other invested assets	407	248

Total cash and invested assets	5,683	5,641
Investment income due and accrued	110	102
Premiums due	4	5
Net deferred tax asset	32	73
Other closed block assets	372	46

Total closed block assets	$6,201	$5,867

Obligations:
Policy reserves	5,407	5,515
Policyholders’ and beneficiaries’ funds	58	60
Dividends payable to policyholders	304	322
Policy benefits in process of payment	61	71
Other policy obligations	6	1
Other closed block obligations	663	500

Total closed block obligations	$6,499	$6,469

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

18. Subsequent Events

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2018 financial statements through April 3, 2019, the date the financial statements were issued.

The Company has a number of reinsurance agreements with Scottish Re (U.S.), Inc. (“SRUS”). On March 6, 2019, SRUS was declared impaired and placed into rehabilitation by the Delaware Chancery Court with the anticipation that a Plan of Rehabilitation that addresses and removes the causes of SRUS’s impairment be submitted to the Receiver and the Court for approval. In the event a Plan of Rehabilitation is not submitted and approved, the rehabilitation proceedings could convert into liquidation proceedings. As of December 31, 2018, the Company recorded a reserve credit and a reinsurance receivable of approximately $209 million and $33 million, respectively, related to the various agreements with SRUS.

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.) Separate Account N

December 31, 2018

John Hancock Life Insurance Company (U.S.A.) Separate Account N

Audited Financial Statements

December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of

John Hancock Life Insurance Company (U.S.A.) Separate Account N

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account N (the “Separate Account”), as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the two years then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018 and the results of its operations and changes in contract owners’ equity for the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies, or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1987.

Boston, Massachusetts

April 3, 2019

Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account N

500 Index Fund Series NAV	M Large Cap Growth
Active Bond Trust Series I
Active Bond Trust Series NAV	Managed Volatility Aggressive Portfolio Series I
American Asset Allocation Trust Series I	Managed Volatility Aggressive Portfolio Series NAV
American Global Growth Trust Series I	Managed Volatility Balanced Portfolio Series I
American Growth Trust Series I	Managed Volatility Balanced Portfolio Series NAV
American Growth-Income Trust Series I	Managed Volatility Conservative Portfolio Series I
American International Trust Series I	Managed Volatility Conservative Portfolio Series NAV
Blue Chip Growth Trust Series I	Managed Volatility Growth Portfolio Series I
Blue Chip Growth Trust Series NAV	Managed Volatility Growth Portfolio Series NAV
Capital Appreciation Trust Series I	Managed Volatility Moderate Portfolio Series I
Capital Appreciation Trust Series NAV	Managed Volatility Moderate Portfolio Series NAV
Capital Appreciation Value Trust Series I	Mid Cap Index Trust Series I
Capital Appreciation Value Trust Series NAV	Mid Cap Index Trust Series NAV
Core Bond Trust Series I	Mid Cap Stock Trust Series I
Core Bond Trust Series NAV	Mid Cap Stock Trust Series NAV
Emerging Markets Value Trust Series I	Mid Value Trust Series I
Emerging Markets Value Trust Series NAV	Mid Value Trust Series NAV
Equity Income Trust Series I	Money Market Trust Series I
Equity Income Trust Series NAV	Money-Market Trust Series NAV
Financial Industries Trust Series I	PIMCO All Asset
Financial Industries Trust Series NAV	Real Estate Securities Trust Series I
Fundamental All Cap Core Trust Series I	Real Estate Securities Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Science & Technology Trust Series I
Fundamental Large Cap Value Trust Series I	Science & Technology Trust Series NAV
Fundamental Large Cap Value Trust Series NAV	Select Bond Trust Series I
Global Bond Trust Series I	Select Bond Trust Series NAV
Global Bond Trust Series NAV	Short Term Government Income Trust Series I
Global Trust Series I	Short Term Government Income Trust Series NAV
Global Trust Series NAV	Small Cap Index Trust Series I
Health Sciences Trust Series I	Small Cap Index Trust Series NAV
Health Sciences Trust Series NAV	Small Cap Opportunities Trust Series I
High Yield Trust Series I	Small Cap Opportunities Trust Series NAV
High Yield Trust Series NAV	Small Cap Stock Trust Series I
International Equity Index Series I	Small Cap Stock Trust Series NAV
International Equity Index Series NAV	Small Cap Value Trust Series I
International Growth Stock Trust Series I	Small Cap Value Trust Series NAV
International Growth Stock Trust Series NAV	Small Company Value Trust Series I
International Small Company Trust Series I	Small Company Value Trust Series NAV
International Small Company Trust Series NAV	Strategic Income Opportunities Trust Series I

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account N

International Value Trust Series I	Strategic Income Opportunities Trust Series NAV
International Value Trust Series NAV	Total Bond Market Series Trust NAV
Investment Quality Bond Trust Series I	Total Stock Market Index Trust Series I
Investment Quality Bond Trust Series NAV	Total Stock Market Index Trust Series NAV
Lifestyle Balanced Portfolio Series NAV	Ultra Short Term Bond Trust Series I
Lifestyle Growth Portfolio Series I	Ultra Short Term Bond Trust Series NAV
Lifestyle Growth Portfolio Series NAV	Utilities Trust Series I
M Capital Appreciation	Utilities Trust Series NAV

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	500 Index Fund Series NAV	Active Bond Trust Series I	Active Bond Trust Series NAV	American Asset Allocation Trust Series I	American Global Growth Trust Series I	American Growth Trust Series I
Total Assets
Investments at fair value	$77,745,432	$675,151	$1,356,670	$10,660,598	$727,984	$12,294,236

Units outstanding	1,733,291	30,449	17,492	604,317	39,140	380,816
Unit value	$44.85	$22.17	$77.56	$17.64	$18.60	$32.28

Shares	2,608,907	73,306	147,144	900,388	53,215	742,854
Cost	$73,009,276	$710,765	$1,411,055	$11,718,233	$851,324	$14,509,362

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	American Growth-Income Trust Series I	American International Trust Series I	Blue Chip Growth Trust Series I	Blue Chip Growth Trust Series NAV	Capital Appreciation Trust Series I	Capital Appreciation Trust Series NAV
Total Assets
Investments at fair value	$9,361,341	$6,117,851	$9,433,755	$60,593,751	$7,388,114	$2,100,347

Units outstanding	279,840	268,373	137,342	317,840	213,043	57,726
Unit value	$33.45	$22.80	$68.69	$190.64	$34.68	$36.38

Shares	622,844	346,228	304,708	1,956,531	611,093	173,439
Cost	$10,478,342	$7,057,468	$9,575,792	$71,156,648	$8,380,168	$2,298,585

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Capital Appreciation Value Trust Series I	Capital Appreciation Value Trust Series NAV	Core Bond Trust Series I	Core Bond Trust Series NAV	Emerging Markets Value Trust Series I	Emerging Markets Value Trust Series NAV
Total Assets
Investments at fair value	$1,051,215	$2,416,048	$7,854,654	$27,181,865	$1,904,461	$3,758,913

Units outstanding	47,729	104,608	382,086	1,575,653	126,708	302,479
Unit value	$22.02	$23.10	$20.56	$17.25	$15.03	$12.43

Shares	96,265	221,859	619,452	2,153,872	213,266	421,403
Cost	$1,142,022	$2,590,758	$8,156,537	$28,375,006	$2,190,380	$4,079,110

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Equity Income Trust Series I	Equity Income Trust Series NAV	Financial Industries Trust Series I	Financial Industries Trust Series NAV	Fundamental All Cap Core Trust Series I	Fundamental All Cap Core Trust Series NAV
Total Assets
Investments at fair value	$6,780,184	$38,345,877	$611,881	$346,689	$192,735	$2,369,825

Units outstanding	141,225	714,628	24,878	10,602	4,466	87,406
Unit value	$48.01	$53.66	$24.60	$32.70	$43.16	$27.11

Shares	496,717	2,823,702	51,419	29,183	9,813	120,052
Cost	$8,354,628	$48,210,461	$715,885	$406,086	$225,965	$2,751,675

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Fundamental Large Cap Value Trust Series I	Fundamental Large Cap Value Trust Series NAV	Global Bond Trust Series I	Global Bond Trust Series NAV	Global Trust Series I	Global Trust Series NAV
Total Assets
Investments at fair value	$2,841,607	$6,469,451	$1,065,007	$9,226,750	$1,514,984	$2,357,563

Units outstanding	100,819	304,694	36,145	281,707	52,210	130,924
Unit value	$28.19	$21.23	$29.46	$32.75	$29.02	$18.01

Shares	162,285	369,472	86,305	750,142	82,471	128,478
Cost	$2,871,981	$6,644,464	$1,082,386	$9,506,139	$1,709,159	$2,539,265

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Health Sciences Trust Series I	Health Sciences Trust Series NAV	High Yield Trust Series I	High Yield Trust Series NAV	International Equity Index Series I	International Equity Index Series NAV
Total Assets
Investments at fair value	$5,103,601	$5,691,173	$2,522,828	$2,011,077	$7,382,903	$15,197,146

Units outstanding	61,069	81,539	78,312	85,515	607,637	310,723
Unit value	$83.57	$69.80	$32.22	$23.52	$12.15	$48.91

Shares	223,157	244,992	520,171	421,609	478,167	984,909
Cost	$6,110,940	$6,222,623	$2,788,558	$2,138,007	$7,476,177	$16,360,793

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	International Growth Stock Trust Series I	International Growth Stock Trust Series NAV	International Small Company Trust Series I	International Small Company Trust Series NAV	International Value Trust Series I	International Value Trust Series NAV
Total Assets
Investments at fair value	$918,798	$9,222,960	$435,351	$1,216,040	$4,299,242	$5,191,538

Units outstanding	74,542	736,222	28,135	73,902	187,925	325,673
Unit value	$12.33	$12.53	$15.47	$16.45	$22.88	$15.94

Shares	60,727	609,581	34,689	96,818	363,112	441,833
Cost	$1,016,337	$10,554,041	$484,545	$1,338,155	$4,590,952	$5,577,263

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Investment Quality Bond Trust Series I	Investment Quality Bond Trust Series NAV	Lifestyle Balanced Portfolio Series NAV	Lifestyle Growth Portfolio Series I	Lifestyle Growth Portfolio Series NAV	M Capital Appreciation
Total Assets
Investments at fair value	$4,278,827	$727,413	$6,777	$107,518	$2,501,052	$266,230

Units outstanding	129,783	42,284	554	9,806	197,788	2,708
Unit value	$32.97	$17.20	$12.23	$10.96	$12.65	$98.31

Shares	400,640	68,302	493	7,235	168,421	12,594
Cost	$4,541,427	$755,867	$7,186	$117,663	$2,736,347	$365,139

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	M Large Cap Growth	Managed Volatility Aggressive Portfolio Series I	Managed Volatility Aggressive Portfolio Series NAV	Managed Volatility Balanced Portfolio Series I	Managed Volatility Balanced Portfolio Series NAV	Managed Volatility Conservative Portfolio Series I
Total Assets
Investments at fair value	$9	$1,163,145	$4,346,674	$3,320,519	$15,599,695	$1,248,540

Units outstanding	—	39,564	215,205	97,349	796,399	37,037
Unit value	$0.00	$29.40	$20.20	$34.11	$19.59	$33.71

Shares	—	116,664	435,539	295,683	1,385,408	117,676
Cost	$11	$1,203,392	$4,610,627	$3,727,143	$18,005,868	$1,337,078

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Managed Volatility Conservative Portfolio Series NAV	Managed Volatility Growth Portfolio Series I	Managed Volatility Growth Portfolio Series NAV	Managed Volatility Moderate Portfolio Series I	Managed Volatility Moderate Portfolio Series NAV	Mid Cap Index Trust Series I
Total Assets
Investments at fair value	$5,693,587	$2,776,648	$20,003,515	$2,090,781	$6,363,505	$7,927,350

Units outstanding	314,017	85,836	1,014,085	58,445	327,981	171,433
Unit value	$18.13	$32.35	$19.73	$35.77	$19.40	$46.24

Shares	535,615	227,594	1,638,290	192,877	586,498	420,996
Cost	$6,111,498	$3,082,809	$22,634,627	$2,363,256	$7,345,107	$9,079,230

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Mid Cap Index Trust Series NAV	Mid Cap Stock Trust Series I	Mid Cap Stock Trust Series NAV	Mid Value Trust Series I	Mid Value Trust Series NAV	Money Market Trust Series I
Total Assets
Investments at fair value	$12,527,176	$3,611,075	$6,197,924	$2,991,029	$8,720,369	$18,871,731

Units outstanding	377,811	87,718	64,035	99,663	183,104	904,658
Unit value	$33.16	$41.17	$96.79	$30.01	$47.63	$20.86

Shares	665,631	228,694	387,370	315,842	925,729	18,871,731
Cost	$14,416,373	$3,569,593	$7,046,831	$3,577,473	$10,416,227	$18,871,731

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Money-Market Trust Series NAV	PIMCO All Asset	Real Estate Securities Trust Series I	Real Estate Securities Trust Series NAV	Science & Technology Trust Series I	Science & Technology Trust Series NAV
Total Assets
Investments at fair value	$64,149,392	$4,941,941	$7,802,619	$11,529,146	$7,891,672	$7,253,706

Units outstanding	6,269,924	266,790	44,393	73,556	160,836	166,136
Unit value	$10.23	$18.52	$175.76	$156.74	$49.07	$43.66

Shares	64,149,392	488,334	416,807	619,513	305,879	277,920
Cost	$64,149,392	$5,162,143	$5,667,123	$11,760,630	$7,668,410	$8,658,903

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Select Bond Trust Series I (a)	Select Bond Trust Series NAV (b)	Short Term Government Income Trust Series I	Short Term Government Income Trust Series NAV	Small Cap Index Trust Series I	Small Cap Index Trust Series NAV
Total Assets
Investments at fair value	$6,213,553	$1,187,865	$1,589,481	$5,322,712	$5,473,398	$8,878,011

Units outstanding	537,193	99,532	152,384	485,904	155,055	291,837
Unit value	$11.57	$11.93	$10.43	$10.95	$35.30	$30.42

Shares	478,334	91,515	133,907	448,417	409,685	663,529
Cost	$6,534,996	$1,230,862	$1,641,147	$5,375,254	$6,080,231	$10,693,521

(a)	Renamed on April 30, 2018. Previously known as Bond Trust Series I.
(b)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Small Cap Opportunities Trust Series I	Small Cap Opportunities Trust Series NAV	Small Cap Stock Trust Series I (c)	Small Cap Stock Trust Series NAV (d)	Small Cap Value Trust Series I	Small Cap Value Trust Series NAV
Total Assets
Investments at fair value	$11,455,762	$330,876	$1,176,018	$1,742,293	$635,814	$6,365,599

Units outstanding	294,387	15,670	40,024	47,456	24,550	83,621
Unit value	$38.91	$21.12	$29.38	$36.71	$25.90	$76.12

Shares	512,104	14,884	129,517	189,586	40,757	409,627
Cost	$15,056,119	$437,812	$1,233,001	$1,918,418	$837,326	$8,055,820

(c)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series I.
(d)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Small Company Value Trust Series I	Small Company Value Trust Series NAV	Strategic Income Opportunities Trust Series I	Strategic Income Opportunities Trust Series NAV	Total Bond Market Series Trust NAV	Total Stock Market Index Trust Series I
Total Assets
Investments at fair value	$2,145,775	$1,061,586	$2,315,714	$4,978,390	$19,993,099	$6,265,365

Units outstanding	55,895	38,304	87,920	243,138	798,955	219,468
Unit value	$38.39	$27.71	$26.34	$20.48	$25.02	$28.55

Shares	129,108	64,067	184,814	398,590	2,038,033	309,860
Cost	$2,610,263	$1,310,849	$2,499,260	$5,364,988	$20,222,896	$6,008,566

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Total Stock Market Index Trust Series NAV	Ultra Short Term Bond Trust Series I	Ultra Short Term Bond Trust Series NAV	Utilities Trust Series I	Utilities Trust Series NAV
Total Assets
Investments at fair value	$5,908,847	$2,708	$697,628	$894,138	$1,920,736

Units outstanding	58,253	274	67,356	23,514	58,414
Unit value	$101.43	$9.88	$10.36	$38.03	$32.88

Shares	292,372	238	61,303	64,887	139,588
Cost	$6,550,065	$2,832	$707,743	$886,032	$1,913,635

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series I		Active Bond Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$1,257,614	$1,504,042	$22,112	$26,383	$42,287	$35,330
Expenses:
Mortality and expense risk and administrative charges	(127,970)	(119,621)	(3,508)	(3,543)	—	—

Net investment income (loss)	1,129,644	1,384,421	18,604	22,840	42,287	35,330

Realized gains (losses) on investments:
Capital gain distributions received	1,442,034	1,079,249	(6)	(6)	—	—
Net realized gain (loss)	4,460,630	4,520,161	(8,772)	(7,299)	(6,454)	(1,318)

Realized gains (losses)	5,902,664	5,599,410	(8,778)	(7,305)	(6,454)	(1,318)

Unrealized appreciation (depreciation) during the period	(10,980,471)	9,900,241	(18,932)	8,771	(38,009)	4,599

Net increase (decrease) in net assets from operations	(3,948,163)	16,884,072	(9,106)	24,306	(2,176)	38,611

Changes from principal transactions:
Purchase payments	1,810,886	1,609,611	101,081	93,630	199,687	118,331
Transfers between sub-accounts and the company	(1,731,271)	(5,437,492)	205	229,777	117,468	427,109
Transfers on general account policy loans	(13,995)	(54,678)	(2,002)	(204)	—	—
Withdrawals	(5,879,141)	(4,482,699)	92	(63)	(122)	(15,439)
Annual contract fee	(1,893,246)	(1,918,288)	(178,586)	(170,361)	(26,107)	(18,597)

Net increase (decrease) in net assets from principal transactions	(7,706,767)	(10,283,546)	(79,210)	152,779	290,926	511,404

Total increase (decrease) in net assets	(11,654,930)	6,600,526	(88,316)	177,085	288,750	550,015
Net assets at beginning of period	89,400,362	82,799,836	763,467	586,382	1,067,920	517,905

Net assets at end of period	$77,745,432	$89,400,362	$675,151	$763,467	$1,356,670	$1,067,920

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,887,547	2,089,276	34,088	27,608	13,693	6,966
Units issued	239,716	332,880	5,513	15,040	4,970	7,276
Units redeemed	(393,972)	(534,609)	(9,152)	(8,560)	(1,171)	(549)

Units, end of period	1,733,291	1,887,547	30,449	34,088	17,492	13,693

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Asset Allocation Trust Series I		American Global Growth Trust Series I		American Growth Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$188,246	$136,200	$5,776	$1,529	$53,735	$54,866
Expenses:
Mortality and expense risk and administrative charges	(49,555)	(49,378)	(158)	(345)	(10,729)	(10,047)

Net investment income (loss)	138,691	86,822	5,618	1,184	43,006	44,819

Realized gains (losses) on investments:
Capital gain distributions received	1,302,055	723,443	53,488	52,097	2,949,997	2,179,527
Net realized gain (loss)	311,642	396,443	(1,749)	(39,068)	(557,508)	(291,425)

Realized gains (losses)	1,613,697	1,119,886	51,739	13,029	2,392,489	1,888,102

Unrealized appreciation (depreciation) during the period	(2,350,943)	306,957	(150,596)	87,540	(2,515,436)	1,671,259

Net increase (decrease) in net assets from operations	(598,555)	1,513,665	(93,239)	101,753	(79,941)	3,604,180

Changes from principal transactions:
Purchase payments	898,117	794,148	124,713	89,535	417,574	410,408
Transfers between sub-accounts and the company	(76,167)	2,219,563	208,301	446	(2,797,204)	209,428
Transfers on general account policy loans	24,151	3,604	(3,342)	1,911	(10,876)	68,951
Withdrawals	(395,614)	(898,011)	(127,938)	31,984	(180,872)	(2,697,910)
Annual contract fee	(919,617)	(909,668)	(40,242)	(35,094)	(311,638)	(297,884)

Net increase (decrease) in net assets from principal transactions	(469,130)	1,209,636	161,492	88,782	(2,883,016)	(2,307,007)

Total increase (decrease) in net assets	(1,067,685)	2,723,301	68,253	190,535	(2,962,957)	1,297,173
Net assets at beginning of period	11,728,283	9,004,982	659,731	469,196	15,257,193	13,960,020

Net assets at end of period	$10,660,598	$11,728,283	$727,984	$659,731	$12,294,236	$15,257,193

	2018	2017	2018	2017	2018	2017
Units, beginning of period	630,470	563,452	32,161	30,020	471,529	536,522
Units issued	58,586	171,860	30,441	346,601	108,325	315,568
Units redeemed	(84,739)	(104,842)	(23,462)	(344,460)	(199,038)	(380,561)

Units, end of period	604,317	630,470	39,140	32,161	380,816	471,529

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Growth-Income Trust Series I		American International Trust Series I		Blue Chip Growth Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$146,244	$135,241	$190,885	$66,736	$2,476	$6,372
Expenses:
Mortality and expense risk and administrative charges	(47,747)	(45,722)	(8,185)	(8,552)	(41,522)	(35,454)

Net investment income (loss)	98,497	89,519	182,700	58,184	(39,046)	(29,082)

Realized gains (losses) on investments:
Capital gain distributions received	1,643,194	2,077,455	303,689	802,984	1,403,338	592,409
Net realized gain (loss)	(311,123)	133,740	111,742	1,735,045	146,976	(34,611)

Realized gains (losses)	1,332,071	2,211,195	415,431	2,538,029	1,550,314	557,798

Unrealized appreciation (depreciation) during the period	(1,512,963)	230,086	(1,646,879)	1,070,601	(1,353,727)	2,077,243

Net increase (decrease) in net assets from operations	(82,395)	2,530,800	(1,048,748)	3,666,814	157,541	2,605,959

Changes from principal transactions:
Purchase payments	487,510	675,290	453,016	360,610	80,416	87,239
Transfers between sub-accounts and the company	(3,256,940)	(638,306)	(897,655)	(8,371,616)	188,688	145,267
Transfers on general account policy loans	33,240	(12,552)	(10,468)	45,275	(8,078)	29,191
Withdrawals	(553,503)	(1,892,325)	(94,553)	(2,353,956)	(136,515)	(668,263)
Annual contract fee	(667,982)	(676,587)	(271,829)	(296,989)	(412,151)	(359,870)

Net increase (decrease) in net assets from principal transactions	(3,957,675)	(2,544,480)	(821,489)	(10,616,676)	(287,640)	(766,436)

Total increase (decrease) in net assets	(4,040,070)	(13,680)	(1,870,237)	(6,949,862)	(130,099)	1,839,523
Net assets at beginning of period	13,401,411	13,415,091	7,988,088	14,937,950	9,563,854	7,724,331

Net assets at end of period	$9,361,341	$13,401,411	$6,117,851	$7,988,088	$9,433,755	$9,563,854

	2018	2017	2018	2017	2018	2017
Units, beginning of period	414,194	486,038	306,451	776,080	141,623	153,004
Units issued	53,746	28,459	86,790	212,017	11,398	20,795
Units redeemed	(188,100)	(100,303)	(124,868)	(681,646)	(15,679)	(32,176)

Units, end of period	279,840	414,194	268,373	306,451	137,342	141,623

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Blue Chip Growth Trust Series NAV		Capital Appreciation Trust Series I		Capital Appreciation Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$24,374	$68,648	$22,419	$4,790	$8,083	$1,994
Expenses:
Mortality and expense risk and administrative charges	—	—	(31,960)	(28,668)	—	—

Net investment income (loss)	24,374	68,648	(9,541)	(23,878)	8,083	1,994

Realized gains (losses) on investments:
Capital gain distributions received	5,689,902	4,065,571	1,452,085	636,200	363,654	159,436
Net realized gain (loss)	13,989,750	729,906	110,835	(163,701)	(20,410)	(81,609)

Realized gains (losses)	19,679,652	4,795,477	1,562,920	472,499	343,244	77,827

Unrealized appreciation (depreciation) during the period	(17,284,882)	13,836,624	(1,531,168)	1,892,510	(368,302)	502,366

Net increase (decrease) in net assets from operations	2,419,144	18,700,749	22,211	2,341,131	(16,975)	582,187

Changes from principal transactions:
Purchase payments	421,609	307,176	35,767	29,192	74,286	88,456
Transfers between sub-accounts and the company	(6,194,749)	(3,808,107)	(674,999)	(325,652)	237,452	(292,295)
Transfers on general account policy loans	41,229	(3,790)	471	(79)	14,566	9,800
Withdrawals	(3,767,725)	(267,352)	(355,948)	(359,353)	(98,358)	(48,791)
Annual contract fee	(654,942)	(631,923)	(205,620)	(177,415)	(56,159)	(60,340)

Net increase (decrease) in net assets from principal transactions	(10,154,578)	(4,403,996)	(1,200,329)	(833,307)	171,787	(303,170)

Total increase (decrease) in net assets	(7,735,434)	14,296,753	(1,178,118)	1,507,824	154,812	279,017
Net assets at beginning of period	68,329,185	54,032,432	8,566,232	7,058,408	1,945,535	1,666,518

Net assets at end of period	$60,593,751	$68,329,185	$7,388,114	$8,566,232	$2,100,347	$1,945,535

	2018	2017	2018	2017	2018	2017
Units, beginning of period	365,708	394,278	244,298	274,009	53,085	62,077
Units issued	279,107	43,478	17,985	16,716	13,588	7,453
Units redeemed	(326,975)	(72,048)	(49,240)	(46,427)	(8,947)	(16,445)

Units, end of period	317,840	365,708	213,043	244,298	57,726	53,085

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Value Trust Series I		Capital Appreciation Value Trust Series NAV		Core Bond Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$23,665	$15,560	$55,296	$33,825	$187,242	$163,357
Expenses:
Mortality and expense risk and administrative charges	(4,581)	(3,325)	—	—	(23,039)	(25,856)

Net investment income (loss)	19,084	12,235	55,296	33,825	164,203	137,501

Realized gains (losses) on investments:
Capital gain distributions received	84,697	46,325	183,241	106,942	—	99,340
Net realized gain (loss)	(215)	(4,227)	(14,722)	(9,591)	(81,431)	(15,944)

Realized gains (losses)	84,482	42,098	168,519	97,351	(81,431)	83,396

Unrealized appreciation (depreciation) during the period	(98,954)	50,615	(214,230)	174,137	(140,387)	34,200

Net increase (decrease) in net assets from operations	4,612	104,948	9,585	305,313	(57,615)	255,097

Changes from principal transactions:
Purchase payments	2,204	2,466	50,604	26,665	109,837	107,359
Transfers between sub-accounts and the company	(86,097)	740,892	58,429	295,836	648,071	(695,830)
Transfers on general account policy loans	—	15,718	(241)	(669)	501	3,289
Withdrawals	(1)	(19,585)	1,128	(118,855)	(232,627)	(1,497,371)
Annual contract fee	(23,430)	(20,111)	(59,731)	(52,096)	(259,198)	(270,430)

Net increase (decrease) in net assets from principal transactions	(107,324)	719,380	50,189	150,881	266,584	(2,352,983)

Total increase (decrease) in net assets	(102,712)	824,328	59,774	456,194	208,969	(2,097,886)
Net assets at beginning of period	1,153,927	329,599	2,356,274	1,900,080	7,645,685	9,743,571

Net assets at end of period	$1,051,215	$1,153,927	$2,416,048	$2,356,274	$7,854,654	$7,645,685

	2018	2017	2018	2017	2018	2017
Units, beginning of period	52,325	17,505	102,475	95,143	368,867	484,218
Units issued	281	38,058	22,395	16,685	173,587	26,911
Units redeemed	(4,877)	(3,238)	(20,262)	(9,353)	(160,368)	(142,262)

Units, end of period	47,729	52,325	104,608	102,475	382,086	368,867

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Core Bond Trust Series NAV		Emerging Markets Value Trust Series I		Emerging Markets Value Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$662,462	$557,434	$54,149	$18,197	$107,004	$52,002
Expenses:
Mortality and expense risk and administrative charges	—	—	(4,670)	(1,226)	—	—

Net investment income (loss)	662,462	557,434	49,479	16,971	107,004	52,002

Realized gains (losses) on investments:
Capital gain distributions received	—	323,348	—	—	—	—
Net realized gain (loss)	(219,939)	(28,076)	12,513	73	41,776	3,585

Realized gains (losses)	(219,939)	295,272	12,513	73	41,776	3,585

Unrealized appreciation (depreciation) during the period	(544,158)	(40,622)	(351,219)	78,657	(702,742)	504,490

Net increase (decrease) in net assets from operations	(101,635)	812,084	(289,227)	95,701	(553,962)	560,077

Changes from principal transactions:
Purchase payments	225,676	317,465	3,087	1,984	306,582	223,186
Transfers between sub-accounts and the company	2,577,079	3,980,400	230,385	1,823,261	387,733	2,070,330
Transfers on general account policy loans	(16,857)	(1,448)	—	—	1,517	3,911
Withdrawals	(855,940)	(358,148)	(13,039)	—	(336,280)	(45,579)
Annual contract fee	(319,012)	(365,043)	(13,749)	(6,088)	(132,992)	(93,967)

Net increase (decrease) in net assets from principal transactions	1,610,946	3,573,226	206,684	1,819,157	226,560	2,157,881

Total increase (decrease) in net assets	1,509,311	4,385,310	(82,543)	1,914,858	(327,402)	2,717,958
Net assets at beginning of period	25,672,554	21,287,244	1,987,004	72,146	4,086,315	1,368,357

Net assets at end of period	$27,181,865	$25,672,554	$1,904,461	$1,987,004	$3,758,913	$4,086,315

	2018	2017	2018	2017	2018	2017
Units, beginning of period	1,480,100	1,269,890	114,038	5,694	284,502	126,400
Units issued	348,993	344,222	21,803	108,708	85,938	319,459
Units redeemed	(253,440)	(134,012)	(9,133)	(364)	(67,961)	(161,357)

Units, end of period	1,575,653	1,480,100	126,708	114,038	302,479	284,502

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Equity Income Trust Series I		Equity Income Trust Series NAV		Financial Industries Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$144,313	$184,168	$962,526	$1,035,076	$9,452	$9,337
Expenses:
Mortality and expense risk and administrative charges	(31,639)	(33,914)	—	—	(4,334)	(4,970)

Net investment income (loss)	112,674	150,254	962,526	1,035,076	5,118	4,367

Realized gains (losses) on investments:
Capital gain distributions received	947,828	603,704	8,282,738	3,350,547	51,305	4
Net realized gain (loss)	(123,318)	(125,791)	(3,339,608)	(1,200,133)	20,197	89,620

Realized gains (losses)	824,510	477,913	4,943,130	2,150,414	71,502	89,624

Unrealized appreciation (depreciation) during the period	(1,679,641)	601,378	(10,464,058)	3,263,383	(184,387)	23,485

Net increase (decrease) in net assets from operations	(742,457)	1,229,545	(4,558,402)	6,448,873	(107,767)	117,476

Changes from principal transactions:
Purchase payments	181,050	161,881	157,686	196,030	32,046	24,779
Transfers between sub-accounts and the company	(340,303)	(543,783)	(814,685)	5,627,512	(28,728)	(43,329)
Transfers on general account policy loans	409	(1,863)	(11,701)	54,183	(87)	153
Withdrawals	(416,540)	(454,414)	(2,512,901)	(2,622,568)	(21,766)	(87,011)
Annual contract fee	(534,411)	(521,645)	(446,876)	(399,988)	(82,496)	(79,442)

Net increase (decrease) in net assets from principal transactions	(1,109,795)	(1,359,824)	(3,628,477)	2,855,169	(101,031)	(184,850)

Total increase (decrease) in net assets	(1,852,252)	(130,279)	(8,186,879)	9,304,042	(208,798)	(67,374)
Net assets at beginning of period	8,632,436	8,762,715	46,532,756	37,228,714	820,679	888,053

Net assets at end of period	$6,780,184	$8,632,436	$38,345,877	$46,532,756	$611,881	$820,679

	2018	2017	2018	2017	2018	2017
Units, beginning of period	161,955	190,429	784,687	729,979	28,443	35,247
Units issued	12,957	9,954	928,785	174,692	3,850	18,241
Units redeemed	(33,687)	(38,428)	(998,844)	(119,984)	(7,415)	(25,045)

Units, end of period	141,225	161,955	714,628	784,687	24,878	28,443

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Financial Industries Trust Series NAV		Fundamental All Cap Core Trust Series I		Fundamental All Cap Core Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$4,681	$4,442	$997	$2,817	$13,785	$19,487
Expenses:
Mortality and expense risk and administrative charges	—	—	(979)	(1,354)	—	—

Net investment income (loss)	4,681	4,442	18	1,463	13,785	19,487

Realized gains (losses) on investments:
Capital gain distributions received	25,235	—	30,869	8,945	367,987	58,404
Net realized gain (loss)	55,712	5,685	42,238	18,020	62,267	53,591

Realized gains (losses)	80,947	5,685	73,107	26,965	430,254	111,995

Unrealized appreciation (depreciation) during the period	(142,420)	38,987	(94,565)	61,046	(816,816)	385,370

Net increase (decrease) in net assets from operations	(56,792)	49,114	(21,440)	89,474	(372,777)	516,852

Changes from principal transactions:
Purchase payments	38,128	47,809	1,429	516	198,993	219,454
Transfers between sub-accounts and the company	52,392	6,459	(154,604)	67,957	(17,171)	678,855
Transfers on general account policy loans	(341)	(229)	—	—	(29)	(27)
Withdrawals	(50,484)	(8,002)	(39,348)	(53,827)	(138,421)	(48,425)
Annual contract fee	(15,696)	(15,653)	(11,708)	(13,141)	(61,372)	(51,984)

Net increase (decrease) in net assets from principal transactions	23,999	30,384	(204,231)	1,505	(18,000)	797,873

Total increase (decrease) in net assets	(32,793)	79,498	(225,671)	90,979	(390,777)	1,314,725
Net assets at beginning of period	379,482	299,984	418,406	327,427	2,760,602	1,445,877

Net assets at end of period	$346,689	$379,482	$192,735	$418,406	$2,369,825	$2,760,602

	2018	2017	2018	2017	2018	2017
Units, beginning of period	9,936	9,055	8,401	8,365	88,415	59,166
Units issued	7,617	1,694	673	2,471	10,344	35,551
Units redeemed	(6,951)	(813)	(4,608)	(2,435)	(11,353)	(6,302)

Units, end of period	10,602	9,936	4,466	8,401	87,406	88,415

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental Large Cap Value Trust Series I		Fundamental Large Cap Value Trust Series NAV		Global Bond Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$37,940	$58,352	$92,563	$124,902	$27,477	$23,748
Expenses:
Mortality and expense risk and administrative charges	(15,329)	(17,032)	—	—	(4,074)	(4,131)

Net investment income (loss)	22,611	41,320	92,563	124,902	23,403	19,617

Realized gains (losses) on investments:
Capital gain distributions received	—	(1)	—	—	—	(1)
Net realized gain (loss)	70,228	259,766	194,681	73,115	2,049	10,284

Realized gains (losses)	70,228	259,765	194,681	73,115	2,049	10,283

Unrealized appreciation (depreciation) during the period	(693,285)	298,161	(1,641,467)	982,327	(48,665)	50,214

Net increase (decrease) in net assets from operations	(600,446)	599,246	(1,354,223)	1,180,344	(23,213)	80,114

Changes from principal transactions:
Purchase payments	133,798	139,573	483,055	328,332	37,315	38,367
Transfers between sub-accounts and the company	(103,876)	(871,268)	(387,142)	(56,359)	98,011	70,021
Transfers on general account policy loans	(6,861)	15,545	(16,794)	(5,645)	106	103
Withdrawals	(10,703)	(605,147)	(322,263)	(60,122)	(1,549)	(126,846)
Annual contract fee	(269,422)	(277,075)	(118,308)	(112,708)	(61,107)	(61,353)

Net increase (decrease) in net assets from principal transactions	(257,064)	(1,598,372)	(361,452)	93,498	72,776	(79,708)

Total increase (decrease) in net assets	(857,510)	(999,126)	(1,715,675)	1,273,842	49,563	406
Net assets at beginning of period	3,699,117	4,698,243	8,185,126	6,911,284	1,015,444	1,015,038

Net assets at end of period	$2,841,607	$3,699,117	$6,469,451	$8,185,126	$1,065,007	$1,015,444

	2018	2017	2018	2017	2018	2017
Units, beginning of period	108,435	159,972	319,859	317,450	33,610	36,364
Units issued	3,449	4,891	47,269	36,767	5,603	8,239
Units redeemed	(11,065)	(56,428)	(62,434)	(34,358)	(3,068)	(10,993)

Units, end of period	100,819	108,435	304,694	319,859	36,145	33,610

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Global Bond Trust Series NAV		Global Trust Series I		Global Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$252,484	$169,097	$33,171	$43,961	$51,008	$47,285
Expenses:
Mortality and expense risk and administrative charges	—	—	(11,159)	(11,436)	—	—

Net investment income (loss)	252,484	169,097	22,012	32,525	51,008	47,285

Realized gains (losses) on investments:
Capital gain distributions received	1	—	(2)	(2)	—	—
Net realized gain (loss)	97,878	2,677	157,186	36,001	20,640	6,699

Realized gains (losses)	97,879	2,677	157,184	35,999	20,640	6,699

Unrealized appreciation (depreciation) during the period	(512,279)	377,179	(454,152)	304,347	(474,634)	346,361

Net increase (decrease) in net assets from operations	(161,916)	548,953	(274,956)	372,871	(402,986)	400,345

Changes from principal transactions:
Purchase payments	219,683	207,979	29,903	31,766	66,173	113,847
Transfers between sub-accounts and the company	635,848	2,270,923	(446,216)	357,981	223,170	162,209
Transfers on general account policy loans	1,753	6,906	(281)	80	(8,238)	4,201
Withdrawals	(378,354)	(415,736)	(277,693)	(200,073)	(25,103)	(62,880)
Annual contract fee	(133,361)	(121,402)	(124,022)	(112,533)	(74,198)	(71,396)

Net increase (decrease) in net assets from principal transactions	345,569	1,948,670	(818,309)	77,221	181,804	145,981

Total increase (decrease) in net assets	183,653	2,497,623	(1,093,265)	450,092	(221,182)	546,326
Net assets at beginning of period	9,043,097	6,545,474	2,608,249	2,158,157	2,578,745	2,032,419

Net assets at end of period	$9,226,750	$9,043,097	$1,514,984	$2,608,249	$2,357,563	$2,578,745

	2018	2017	2018	2017	2018	2017
Units, beginning of period	271,299	213,478	76,411	74,558	122,558	114,849
Units issued	98,472	125,091	14,540	24,188	25,542	15,706
Units redeemed	(88,064)	(67,270)	(38,741)	(22,335)	(17,176)	(7,997)

Units, end of period	281,707	271,299	52,210	76,411	130,924	122,558

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series I		Health Sciences Trust Series NAV		High Yield Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$—	$—	$—	$—	$160,142	$194,606
Expenses:
Mortality and expense risk and administrative charges	(20,230)	(18,194)	—	—	(11,169)	(13,851)

Net investment income (loss)	(20,230)	(18,194)	—	—	148,973	180,755

Realized gains (losses) on investments:
Capital gain distributions received	533,541	497,113	591,825	616,620	—	(2)
Net realized gain (loss)	(53,581)	(135,232)	(90,186)	(831,773)	(59,946)	(60,400)

Realized gains (losses)	479,960	361,881	501,639	(215,153)	(59,946)	(60,402)

Unrealized appreciation (depreciation) during the period	(446,221)	792,136	(379,070)	1,613,338	(176,232)	113,293

Net increase (decrease) in net assets from operations	13,509	1,135,823	122,569	1,398,185	(87,205)	233,646

Changes from principal transactions:
Purchase payments	17,509	13,095	176,473	248,594	72,504	66,385
Transfers between sub-accounts and the company	42,987	59,348	(616,006)	98,237	(103,350)	178,560
Transfers on general account policy loans	(241)	80	27,641	4,250	3	31
Withdrawals	(15,796)	(321,211)	(446,325)	(80,814)	(136,872)	(851,708)
Annual contract fee	(112,479)	(103,668)	(128,553)	(164,360)	(201,189)	(209,412)

Net increase (decrease) in net assets from principal transactions	(68,020)	(352,356)	(986,770)	105,907	(368,904)	(816,144)

Total increase (decrease) in net assets	(54,511)	783,467	(864,201)	1,504,092	(456,109)	(582,498)
Net assets at beginning of period	5,158,112	4,374,645	6,555,374	5,051,282	2,978,937	3,561,435

Net assets at end of period	$5,103,601	$5,158,112	$5,691,173	$6,555,374	$2,522,828	$2,978,937

	2018	2017	2018	2017	2018	2017
Units, beginning of period	61,871	66,543	94,638	93,056	89,337	113,511
Units issued	4,186	6,994	14,517	60,143	8,423	35,818
Units redeemed	(4,988)	(11,666)	(27,616)	(58,561)	(19,448)	(59,992)

Units, end of period	61,069	61,871	81,539	94,638	78,312	89,337

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	High Yield Trust Series NAV		International Equity Index Series I		International Equity Index Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$122,664	$112,212	$193,600	$183,067	$420,032	$340,345
Expenses:
Mortality and expense risk and administrative charges	—	—	(33,719)	(29,289)	—	—

Net investment income (loss)	122,664	112,212	159,881	153,778	420,032	340,345

Realized gains (losses) on investments:
Capital gain distributions received	—	—	2,917	2	5,983	—
Net realized gain (loss)	(15,419)	(18,799)	93,174	42,586	388,008	22,511

Realized gains (losses)	(15,419)	(18,799)	96,091	42,588	393,991	22,511

Unrealized appreciation (depreciation) during the period	(176,418)	97,293	(1,505,370)	1,467,937	(3,354,573)	3,013,784

Net increase (decrease) in net assets from operations	(69,173)	190,706	(1,249,398)	1,664,303	(2,540,550)	3,376,640

Changes from principal transactions:
Purchase payments	71,581	116,875	41,020	43,086	310,188	256,958
Transfers between sub-accounts and the company	440,232	(1,030,285)	(479,977)	2,194,518	532,226	2,816,641
Transfers on general account policy loans	(1,866)	2,342	1,756	1,538	(632)	5,488
Withdrawals	(33,768)	(434,663)	(1,706)	(83,144)	(137,301)	(77,135)
Annual contract fee	(18,091)	(24,765)	(170,064)	(148,515)	(289,758)	(300,680)

Net increase (decrease) in net assets from principal transactions	458,088	(1,370,496)	(608,971)	2,007,483	414,723	2,701,272

Total increase (decrease) in net assets	388,915	(1,179,790)	(1,858,369)	3,671,786	(2,125,827)	6,077,912
Net assets at beginning of period	1,622,162	2,801,952	9,241,272	5,569,486	17,322,973	11,245,061

Net assets at end of period	$2,011,077	$1,622,162	$7,382,903	$9,241,272	$15,197,146	$17,322,973

	2018	2017	2018	2017	2018	2017
Units, beginning of period	66,895	124,161	650,594	497,581	304,244	251,701
Units issued	26,575	42,537	52,072	191,142	119,106	100,108
Units redeemed	(7,955)	(99,803)	(95,029)	(38,129)	(112,627)	(47,565)

Units, end of period	85,515	66,895	607,637	650,594	310,723	304,244

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Growth Stock Trust Series I		International Growth Stock Trust Series NAV		International Small Company Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$16,696	$39,666	$181,015	$146,915	$10,737	$7,998
Expenses:
Mortality and expense risk and administrative charges	(5,684)	(6,961)	—	—	(4,449)	(3,411)

Net investment income (loss)	11,012	32,705	181,015	146,915	6,288	4,587

Realized gains (losses) on investments:
Capital gain distributions received	30,078	—	315,344	—	1	—
Net realized gain (loss)	127,657	4,369	185,195	134,969	41,681	15,196

Realized gains (losses)	157,735	4,369	500,539	134,969	41,682	15,196

Unrealized appreciation (depreciation) during the period	(412,093)	405,643	(2,343,376)	1,563,629	(180,823)	121,736

Net increase (decrease) in net assets from operations	(243,346)	442,717	(1,661,822)	1,845,513	(132,853)	141,519

Changes from principal transactions:
Purchase payments	676	6,696	123,116	77,706	11,170	12,991
Transfers between sub-accounts and the company	(1,848,559)	1,122,150	4,815	2,160,156	(253,023)	302,044
Transfers on general account policy loans	—	—	2,749	(736)	288	(427)
Withdrawals	9,482	(35)	(123,465)	(1,921,538)	(5,407)	(69,935)
Annual contract fee	(20,060)	(35,614)	(94,186)	(81,653)	(38,469)	(29,255)

Net increase (decrease) in net assets from principal transactions	(1,858,461)	1,093,197	(86,971)	233,935	(285,441)	215,418

Total increase (decrease) in net assets	(2,101,807)	1,535,914	(1,748,793)	2,079,448	(418,294)	356,937
Net assets at beginning of period	3,020,605	1,484,691	10,971,753	8,892,305	853,645	496,708

Net assets at end of period	$918,798	$3,020,605	$9,222,960	$10,971,753	$435,351	$853,645

	2018	2017	2018	2017	2018	2017
Units, beginning of period	209,929	125,595	749,454	740,462	43,760	32,688
Units issued	6,272	89,473	213,208	359,656	6,805	18,340
Units redeemed	(141,659)	(5,139)	(226,440)	(350,664)	(22,430)	(7,268)

Units, end of period	74,542	209,929	736,222	749,454	28,135	43,760

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Small Company Trust Series NAV		International Value Trust Series I		International Value Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$17,379	$21,854	$123,411	$109,973	$166,058	$130,309
Expenses:
Mortality and expense risk and administrative charges	—	—	(19,456)	(21,944)	—	—

Net investment income (loss)	17,379	21,854	103,955	88,029	166,058	130,309

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	2	—	—
Net realized gain (loss)	133,615	41,739	155,697	35,992	(101,142)	(39,421)

Realized gains (losses)	133,615	41,739	155,697	35,994	(101,142)	(39,421)

Unrealized appreciation (depreciation) during the period	(440,086)	258,155	(1,083,965)	790,685	(1,086,477)	912,121

Net increase (decrease) in net assets from operations	(289,092)	321,748	(824,313)	914,708	(1,021,561)	1,003,009

Changes from principal transactions:
Purchase payments	69,387	24,089	88,188	100,353	107,554	74,881
Transfers between sub-accounts and the company	177,708	477,222	(739,304)	92,280	(401,543)	875,007
Transfers on general account policy loans	1,243	1,196	(4,904)	(519)	(1,870)	7,947
Withdrawals	(326,879)	(16,384)	(214,020)	(317,263)	(603,352)	(144,166)
Annual contract fee	(63,901)	(63,933)	(228,448)	(232,723)	(102,271)	(119,676)

Net increase (decrease) in net assets from principal transactions	(142,442)	422,190	(1,098,488)	(357,872)	(1,001,482)	693,993

Total increase (decrease) in net assets	(431,534)	743,938	(1,922,801)	556,836	(2,023,043)	1,697,002
Net assets at beginning of period	1,647,574	903,636	6,222,043	5,665,207	7,214,581	5,517,579

Net assets at end of period	$1,216,040	$1,647,574	$4,299,242	$6,222,043	$5,191,538	$7,214,581

	2018	2017	2018	2017	2018	2017
Units, beginning of period	80,027	56,882	230,516	245,286	384,866	345,121
Units issued	23,272	30,385	18,439	25,472	51,527	100,486
Units redeemed	(29,397)	(7,240)	(61,030)	(40,242)	(110,720)	(60,741)

Units, end of period	73,902	80,027	187,925	230,516	325,673	384,866

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Investment Quality Bond Trust Series I		Investment Quality Bond Trust Series NAV		Lifestyle Balanced Portfolio Series NAV
	2018	2017	2018	2017	2018 (g)	2017
Income:
Dividend distributions received	$117,420	$120,623	$26,802	$20,927	$171	$—
Expenses:
Mortality and expense risk and administrative charges	(18,353)	(20,485)	—	—	—	—

Net investment income (loss)	99,067	100,138	26,802	20,927	171	—

Realized gains (losses) on investments:
Capital gain distributions received	29,804	19,592	6,535	3,162	—	—
Net realized gain (loss)	(36,084)	5,001	(21,555)	(7,822)	(241)	—

Realized gains (losses)	(6,280)	24,593	(15,020)	(4,660)	(241)	—

Unrealized appreciation (depreciation) during the period	(151,490)	62,276	(18,536)	18,164	(410)	—

Net increase (decrease) in net assets from operations	(58,703)	187,007	(6,754)	34,431	(480)	—

Changes from principal transactions:
Purchase payments	73,061	73,820	65,847	128,849	313	—
Transfers between sub-accounts and the company	473,549	64,484	109,825	40,336	6,979	—
Transfers on general account policy loans	20,990	(22,463)	(607)	7,342	—	—
Withdrawals	(652,129)	(163,235)	(240,592)	(94,337)	19	—
Annual contract fee	(185,869)	(197,853)	(22,751)	(23,004)	(54)	—

Net increase (decrease) in net assets from principal transactions	(270,398)	(245,247)	(88,278)	59,186	7,257	—

Total increase (decrease) in net assets	(329,101)	(58,240)	(95,032)	93,617	6,777	—
Net assets at beginning of period	4,607,928	4,666,168	822,445	728,828	—	—

Net assets at end of period	$4,278,827	$4,607,928	$727,413	$822,445	$6,777	$—

	2018	2017	2018	2017	2018	2017
Units, beginning of period	138,776	146,714	47,484	44,046	—	—
Units issued	16,176	19,501	15,762	13,288	1,089	—
Units redeemed	(25,169)	(27,439)	(20,962)	(9,850)	(535)	—

Units, end of period	129,783	138,776	42,284	47,484	554	—

(g)	Sub-account available in prior year but no activity.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Growth Portfolio Series I		Lifestyle Growth Portfolio Series NAV		M Capital Appreciation
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$2,514	$5,838	$59,800	$49,052	$942	$—
Expenses:
Mortality and expense risk and administrative charges	(1,138)	(1,273)	—	—	—	—

Net investment income (loss)	1,376	4,565	59,800	49,052	942	—

Realized gains (losses) on investments:
Capital gain distributions received	1,421	2,001	33,706	1,723	58,479	31,100
Net realized gain (loss)	14,520	2,051	10,422	1,935	111	45,003

Realized gains (losses)	15,941	4,052	44,128	3,658	58,590	76,103

Unrealized appreciation (depreciation) during the period	(26,278)	16,121	(267,661)	32,362	(104,586)	(25,888)

Net increase (decrease) in net assets from operations	(8,961)	24,738	(163,733)	85,072	(45,054)	50,215

Changes from principal transactions:
Purchase payments	2,371	4,754	96,164	29,223	—	—
Transfers between sub-accounts and the company	(208,194)	310,431	2,001	2,430,539	25,000	(287,004)
Transfers on general account policy loans	—	—	(277)	83	—	—
Withdrawals	—	(19,130)	(14,580)	(16)	(1)	9,872
Annual contract fee	(1,557)	(6,302)	(71,231)	(20,437)	(7,551)	(8,406)

Net increase (decrease) in net assets from principal transactions	(207,380)	289,753	12,077	2,439,392	17,448	(285,538)

Total increase (decrease) in net assets	(216,341)	314,491	(151,656)	2,524,464	(27,606)	(235,323)
Net assets at beginning of period	323,859	9,368	2,652,708	128,244	293,836	529,159

Net assets at end of period	$107,518	$323,859	$2,501,052	$2,652,708	$266,230	$293,836

	2018	2017	2018	2017	2018	2017
Units, beginning of period	27,555	920	197,048	11,069	2,566	5,500
Units issued	207	28,832	23,613	188,696	208	4,102
Units redeemed	(17,956)	(2,197)	(22,873)	(2,717)	(66)	(7,036)

Units, end of period	9,806	27,555	197,788	197,048	2,708	2,566

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M Large Cap Growth		Managed Volatility Aggressive Portfolio Series I		Managed Volatility Aggressive Portfolio Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$—	$—	$26,441	$19,637	$101,204	$76,933
Expenses:
Mortality and expense risk and administrative charges	—	—	(6,931)	(6,480)	—	—

Net investment income (loss)	—	—	19,510	13,157	101,204	76,933

Realized gains (losses) on investments:
Capital gain distributions received	1	—	80,633	—	298,764	—
Net realized gain (loss)	—	—	25,904	2,408	104,902	36,706

Realized gains (losses)	1	—	106,537	2,408	403,666	36,706

Unrealized appreciation (depreciation) during the period	(2)	2	(240,634)	211,474	(868,406)	816,070

Net increase (decrease) in net assets from operations	(1)	2	(114,587)	227,039	(363,536)	929,709

Changes from principal transactions:
Purchase payments	—	—	27,832	21,229	671,593	470,320
Transfers between sub-accounts and the company	—	—	134,541	(20,445)	(29,858)	(553,045)
Transfers on general account policy loans	—	—	—	—	(135,273)	(212,945)
Withdrawals	—	—	(34,027)	(36,702)	(138,475)	(603,414)
Annual contract fee	—	—	(50,766)	(46,472)	(233,971)	(220,573)

Net increase (decrease) in net assets from principal transactions	—	—	77,580	(82,390)	134,016	(1,119,657)

Total increase (decrease) in net assets	(1)	2	(37,007)	144,649	(229,520)	(189,948)
Net assets at beginning of period	10	8	1,200,152	1,055,503	4,576,194	4,766,142

Net assets at end of period	$9	$10	$1,163,145	$1,200,152	$4,346,674	$4,576,194

	2018	2017	2018	2017	2018	2017
Units, beginning of period	—	—	37,230	39,879	207,715	265,838
Units issued	—	—	6,676	5,720	60,707	51,569
Units redeemed	—	—	(4,342)	(8,369)	(53,217)	(109,692)

Units, end of period	—	—	39,564	37,230	215,205	207,715

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Balanced Portfolio Series I		Managed Volatility Balanced Portfolio Series NAV		Managed Volatility Conservative Portfolio Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$82,453	$84,015	$395,193	$359,757	$33,816	$36,401
Expenses:
Mortality and expense risk and administrative charges	(20,416)	(22,736)	—	—	(6,637)	(7,285)

Net investment income (loss)	62,037	61,279	395,193	359,757	27,179	29,116

Realized gains (losses) on investments:
Capital gain distributions received	243,860	151,730	1,112,505	593,766	37,899	25,802
Net realized gain (loss)	12,863	(61,329)	(202,149)	(223,488)	(21,419)	(44,640)

Realized gains (losses)	256,723	90,401	910,356	370,278	16,480	(18,838)

Unrealized appreciation (depreciation) during the period	(509,701)	377,708	(2,107,502)	1,472,439	(77,305)	96,519

Net increase (decrease) in net assets from operations	(190,941)	529,388	(801,953)	2,202,474	(33,646)	106,797

Changes from principal transactions:
Purchase payments	63,440	119,614	1,090,742	769,080	9,801	10,528
Transfers between sub-accounts and the company	(2,723)	(372,089)	(136,849)	(1,814,601)	(106,351)	(363,897)
Transfers on general account policy loans	(2,584)	(10,307)	(12,185)	(46,770)	(213)	(197)
Withdrawals	(127,199)	(221,112)	(564,548)	(1,086,037)	(21,390)	(49,198)
Annual contract fee	(360,354)	(349,523)	(521,280)	(604,002)	(63,631)	(69,214)

Net increase (decrease) in net assets from principal transactions	(429,420)	(833,417)	(144,120)	(2,782,330)	(181,784)	(471,978)

Total increase (decrease) in net assets	(620,361)	(304,029)	(946,073)	(579,856)	(215,430)	(365,181)
Net assets at beginning of period	3,940,880	4,244,909	16,545,768	17,125,624	1,463,970	1,829,151

Net assets at end of period	$3,320,519	$3,940,880	$15,599,695	$16,545,768	$1,248,540	$1,463,970

	2018	2017	2018	2017	2018	2017
Units, beginning of period	108,896	132,703	803,982	949,957	41,931	55,799
Units issued	7,854	11,837	87,715	59,991	13,469	7,549
Units redeemed	(19,401)	(35,644)	(95,298)	(205,966)	(18,363)	(21,417)

Units, end of period	97,349	108,896	796,399	803,982	37,037	41,931

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Conservative Portfolio Series NAV		Managed Volatility Growth Portfolio Series I		Managed Volatility Growth Portfolio Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$156,822	$121,318	$65,239	$60,104	$481,026	$455,615
Expenses:
Mortality and expense risk and administrative charges	—	—	(15,966)	(16,554)	—	—

Net investment income (loss)	156,822	121,318	49,273	43,550	481,026	455,615

Realized gains (losses) on investments:
Capital gain distributions received	152,040	82,018	267,791	118,236	1,752,244	893,206
Net realized gain (loss)	218	(174,721)	34,329	64,520	(52,718)	433,810

Realized gains (losses)	152,258	(92,703)	302,120	182,756	1,699,526	1,327,016

Unrealized appreciation (depreciation) during the period	(436,446)	350,382	(562,102)	291,743	(3,508,943)	2,373,560

Net increase (decrease) in net assets from operations	(127,366)	378,997	(210,709)	518,049	(1,328,391)	4,156,191

Changes from principal transactions:
Purchase payments	1,662,672	1,111,725	97,500	84,831	1,792,598	1,940,969
Transfers between sub-accounts and the company	(273,668)	(1,012,830)	73,283	3,039	(2,584,187)	(1,992,114)
Transfers on general account policy loans	(75,432)	(21,645)	64,542	(35,498)	(33,085)	(268,816)
Withdrawals	(37,825)	(272,400)	(177,530)	(152,335)	(572,670)	(4,189,421)
Annual contract fee	(254,845)	(222,390)	(227,423)	(220,250)	(658,898)	(757,754)

Net increase (decrease) in net assets from principal transactions	1,020,902	(417,540)	(169,628)	(320,213)	(2,056,242)	(5,267,136)

Total increase (decrease) in net assets	893,536	(38,543)	(380,337)	197,836	(3,384,633)	(1,110,945)
Net assets at beginning of period	4,800,051	4,838,594	3,156,985	2,959,149	23,388,148	24,499,093

Net assets at end of period	$5,693,587	$4,800,051	$2,776,648	$3,156,985	$20,003,515	$23,388,148

	2018	2017	2018	2017	2018	2017
Units, beginning of period	258,867	281,681	90,667	100,401	1,107,957	1,377,723
Units issued	108,392	104,343	11,544	13,266	147,391	113,865
Units redeemed	(53,242)	(127,157)	(16,375)	(23,000)	(241,263)	(383,631)

Units, end of period	314,017	258,867	85,836	90,667	1,014,085	1,107,957

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Moderate Portfolio Series I		Managed Volatility Moderate Portfolio Series NAV		Mid Cap Index Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$54,267	$46,251	$168,519	$160,093	$103,728	$39,990
Expenses:
Mortality and expense risk and administrative charges	(10,122)	(9,281)	—	—	(43,475)	(32,279)

Net investment income (loss)	44,145	36,970	168,519	160,093	60,253	7,711

Realized gains (losses) on investments:
Capital gain distributions received	140,588	61,552	426,274	215,870	636,030	442,191
Net realized gain (loss)	(57,250)	(43,723)	(128,511)	(177,785)	78,006	18,029

Realized gains (losses)	83,338	17,829	297,763	38,085	714,036	460,220

Unrealized appreciation (depreciation) during the period	(234,321)	147,960	(731,145)	786,747	(1,826,520)	642,486

Net increase (decrease) in net assets from operations	(106,838)	202,759	(264,863)	984,925	(1,052,231)	1,110,417

Changes from principal transactions:
Purchase payments	56,680	47,048	259,395	336,733	192,913	110,993
Transfers between sub-accounts and the company	297,900	203,308	58,437	(3,487,568)	(346,567)	1,830,494
Transfers on general account policy loans	(7,893)	(289)	(16,583)	768	196	13
Withdrawals	(33,933)	(87,475)	(472,492)	(321,830)	(134,775)	(144,406)
Annual contract fee	(162,557)	(143,045)	(149,806)	(187,768)	(497,142)	(217,632)

Net increase (decrease) in net assets from principal transactions	150,197	19,547	(321,049)	(3,659,665)	(785,375)	1,579,462

Total increase (decrease) in net assets	43,359	222,306	(585,912)	(2,674,740)	(1,837,606)	2,689,879
Net assets at beginning of period	2,047,422	1,825,116	6,949,417	9,624,157	9,764,956	7,075,077

Net assets at end of period	$2,090,781	$2,047,422	$6,363,505	$6,949,417	$7,927,350	$9,764,956

	2018	2017	2018	2017	2018	2017
Units, beginning of period	54,906	54,394	344,088	533,840	186,083	154,279
Units issued	14,935	11,382	27,193	18,704	8,917	49,248
Units redeemed	(11,396)	(10,870)	(43,300)	(208,456)	(23,567)	(17,444)

Units, end of period	58,445	54,906	327,981	344,088	171,433	186,083

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Index Trust Series NAV		Mid Cap Stock Trust Series I		Mid Cap Stock Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$173,869	$75,941	$—	$—	$—	$—
Expenses:
Mortality and expense risk and administrative charges	—	—	(14,196)	(12,555)	—	—

Net investment income (loss)	173,869	75,941	(14,196)	(12,555)	—	—

Realized gains (losses) on investments:
Capital gain distributions received	1,006,849	801,568	424,105	68,969	838,342	116,269
Net realized gain (loss)	(97,501)	405,409	116,246	(2,669)	368,115	393,367

Realized gains (losses)	909,348	1,206,977	540,351	66,300	1,206,457	509,636

Unrealized appreciation (depreciation) during the period	(2,774,097)	658,498	(592,112)	840,403	(1,310,574)	958,926

Net increase (decrease) in net assets from operations	(1,690,880)	1,941,416	(65,957)	894,148	(104,117)	1,468,562

Changes from principal transactions:
Purchase payments	369,613	331,750	29,554	29,286	244,676	196,406
Transfers between sub-accounts and the company	(352,128)	2,937,674	152,462	(424,258)	239,893	(799,711)
Transfers on general account policy loans	(29,945)	(13,461)	(221)	249	(6,071)	8,358
Withdrawals	(650,625)	(445,433)	(63,306)	(171,622)	(107,873)	(712,125)
Annual contract fee	(335,895)	(350,967)	(103,805)	(90,775)	(124,111)	(97,924)

Net increase (decrease) in net assets from principal transactions	(998,980)	2,459,563	14,684	(657,120)	246,514	(1,404,996)

Total increase (decrease) in net assets	(2,689,860)	4,400,979	(51,273)	237,028	142,397	63,566
Net assets at beginning of period	15,217,036	10,816,057	3,662,348	3,425,320	6,055,527	5,991,961

Net assets at end of period	$12,527,176	$15,217,036	$3,611,075	$3,662,348	$6,197,924	$6,055,527

	2018	2017	2018	2017	2018	2017
Units, beginning of period	406,367	334,660	87,269	104,260	61,598	78,421
Units issued	67,805	209,051	9,172	7,475	35,582	70,307
Units redeemed	(96,361)	(137,344)	(8,723)	(24,466)	(33,145)	(87,130)

Units, end of period	377,811	406,367	87,718	87,269	64,035	61,598

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Value Trust Series I		Mid Value Trust Series NAV		Money Market Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$27,112	$34,091	$88,263	$115,103	$309,941	$120,166
Expenses:
Mortality and expense risk and administrative charges	(10,835)	(11,972)	—	—	(82,511)	(87,154)

Net investment income (loss)	16,277	22,119	88,263	115,103	227,430	33,012

Realized gains (losses) on investments:
Capital gain distributions received	275,600	321,029	837,177	1,053,741	(2)	218
Net realized gain (loss)	21,515	(172,388)	(134,535)	(922,102)	—	—

Realized gains (losses)	297,115	148,641	702,642	131,639	(2)	218

Unrealized appreciation (depreciation) during the period	(683,656)	231,068	(1,887,045)	983,867	—	1

Net increase (decrease) in net assets from operations	(370,264)	401,828	(1,096,140)	1,230,609	227,428	33,231

Changes from principal transactions:
Purchase payments	12,601	10,887	167,975	189,498	159,332	155,229
Transfers between sub-accounts and the company	104,211	(742,686)	(885,287)	(67,165)	1,863,022	1,522,747
Transfers on general account policy loans	(7,270)	63	(1,704)	6,547	219,680	3,073
Withdrawals	(233,700)	(822,650)	(552,600)	(1,053,737)	(1,984,261)	(9,047,955)
Annual contract fee	(101,670)	(102,752)	(134,346)	(148,786)	(821,780)	(874,354)

Net increase (decrease) in net assets from principal transactions	(225,828)	(1,657,138)	(1,405,962)	(1,073,643)	(564,007)	(8,241,260)

Total increase (decrease) in net assets	(596,092)	(1,255,310)	(2,502,102)	156,966	(336,579)	(8,208,029)
Net assets at beginning of period	3,587,121	4,842,431	11,222,471	11,065,505	19,208,310	27,416,339

Net assets at end of period	$2,991,029	$3,587,121	$8,720,369	$11,222,471	$18,871,731	$19,208,310

	2018	2017	2018	2017	2018	2017
Units, beginning of period	106,318	159,334	210,469	231,302	930,799	1,316,851
Units issued	10,592	9,806	31,658	66,040	585,774	373,918
Units redeemed	(17,247)	(62,822)	(59,023)	(86,873)	(611,915)	(759,970)

Units, end of period	99,663	106,318	183,104	210,469	904,658	930,799

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Money-Market Trust Series NAV		PIMCO All Asset		Real Estate Securities Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$810,631	$243,058	$141,819	$180,156	$138,701	$45,421
Expenses:
Mortality and expense risk and administrative charges	—	—	(6,561)	(4,318)	(46,970)	(51,203)

Net investment income (loss)	810,631	243,058	135,258	175,838	91,731	(5,782)

Realized gains (losses) on investments:
Capital gain distributions received	(1)	295	—	—	1	1
Net realized gain (loss)	—	—	(35,841)	(21,424)	329,979	458,033

Realized gains (losses)	(1)	295	(35,841)	(21,424)	329,980	458,034

Unrealized appreciation (depreciation) during the period	—	—	(377,403)	339,568	(750,638)	45,877

Net increase (decrease) in net assets from operations	810,630	243,353	(277,986)	493,982	(328,927)	498,129

Changes from principal transactions:
Purchase payments	4,686,280	6,074,083	124,150	149,864	119,085	143,778
Transfers between sub-accounts and the company	9,294,173	15,888,771	743,415	678,667	164,727	(941,221)
Transfers on general account policy loans	6,548	(108,055)	(40)	(43)	(15,786)	14,363
Withdrawals	(2,695,360)	(4,218,543)	(41,100)	(305,595)	(443,784)	(615,916)
Annual contract fee	(1,134,332)	(1,015,843)	(152,494)	(138,531)	(362,313)	(400,818)

Net increase (decrease) in net assets from principal transactions	10,157,309	16,620,413	673,931	384,362	(538,071)	(1,799,814)

Total increase (decrease) in net assets	10,967,939	16,863,766	395,945	878,344	(866,998)	(1,301,685)
Net assets at beginning of period	53,181,453	36,317,687	4,545,996	3,667,652	8,669,617	9,971,302

Net assets at end of period	$64,149,392	$53,181,453	$4,941,941	$4,545,996	$7,802,619	$8,669,617

	2018	2017	2018	2017	2018	2017
Units, beginning of period	5,280,323	3,628,112	235,317	215,036	47,363	57,395
Units issued	4,944,326	6,177,745	67,094	57,183	3,074	773
Units redeemed	(3,954,725)	(4,525,534)	(35,621)	(36,902)	(6,044)	(10,805)

Units, end of period	6,269,924	5,280,323	266,790	235,317	44,393	47,363

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Real Estate Securities Trust Series NAV		Science & Technology Trust Series I		Science & Technology Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$202,332	$79,163	$—	$4,029	$—	$4,395
Expenses:
Mortality and expense risk and administrative charges	—	—	(34,184)	(31,614)	—	—

Net investment income (loss)	202,332	79,163	(34,184)	(27,585)	—	4,395

Realized gains (losses) on investments:
Capital gain distributions received	—	—	1,273,882	430,935	1,110,658	278,799
Net realized gain (loss)	477,547	761,238	447,346	184,346	366,610	636,610

Realized gains (losses)	477,547	761,238	1,721,228	615,281	1,477,268	915,409

Unrealized appreciation (depreciation) during the period	(1,137,176)	(96,267)	(1,679,630)	2,289,543	(1,749,546)	596,538

Net increase (decrease) in net assets from operations	(457,297)	744,134	7,414	2,877,239	(272,278)	1,516,342

Changes from principal transactions:
Purchase payments	311,476	390,328	66,565	55,700	218,349	239,955
Transfers between sub-accounts and the company	(1,419,759)	(127,354)	(162,950)	(1,313,079)	2,269,470	723,003
Transfers on general account policy loans	(9,553)	7,615	(1,091)	2,050	(1,458)	245
Withdrawals	(405,968)	(493,434)	(384,912)	(650,687)	(469,031)	(129,876)
Annual contract fee	(181,329)	(200,042)	(295,533)	(256,903)	(196,153)	(140,426)

Net increase (decrease) in net assets from principal transactions	(1,705,133)	(422,887)	(777,921)	(2,162,919)	1,821,177	692,901

Total increase (decrease) in net assets	(2,162,430)	321,247	(770,507)	714,320	1,548,899	2,209,243
Net assets at beginning of period	13,691,576	13,370,329	8,662,179	7,947,859	5,704,807	3,495,564

Net assets at end of period	$11,529,146	$13,691,576	$7,891,672	$8,662,179	$7,253,706	$5,704,807

	2018	2017	2018	2017	2018	2017
Units, beginning of period	84,360	87,538	176,794	225,197	129,919	112,415
Units issued	21,338	32,511	15,261	19,880	92,463	137,973
Units redeemed	(32,142)	(35,689)	(31,219)	(68,283)	(56,246)	(120,469)

Units, end of period	73,556	84,360	160,836	176,794	166,136	129,919

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Select Bond Trust Series I		Select Bond Trust Series NAV		Short Term Government Income Trust Series I
	2018 (a)	2017	2018 (b)	2017	2018	2017
Income:
Dividend distributions received	$173,071	$178,782	$36,563	$46,906	$30,495	$19,180
Expenses:
Mortality and expense risk and administrative charges	(25,047)	(26,481)	—	—	(7,279)	(7,141)

Net investment income (loss)	148,024	152,301	36,563	46,906	23,216	12,039

Realized gains (losses) on investments:
Capital gain distributions received	1	—	—	—	—	—
Net realized gain (loss)	(43,393)	(25,659)	(48,294)	(231,488)	(14,871)	(5,024)

Realized gains (losses)	(43,392)	(25,659)	(48,294)	(231,488)	(14,871)	(5,024)

Unrealized appreciation (depreciation) during the period	(163,984)	87,731	(3,507)	267,171	(2,742)	(6,086)

Net increase (decrease) in net assets from operations	(59,352)	214,373	(15,238)	82,589	5,603	929

Changes from principal transactions:
Purchase payments	17,520	18,537	101,926	198,751	19,019	21,059
Transfers between sub-accounts and the company	(231,872)	(265,123)	(500,480)	(6,092,942)	246,501	72,040
Transfers on general account policy loans	(23)	(22)	4,805	7,186	(80)	163
Withdrawals	(34,326)	(346,355)	(18,758)	(109,748)	(51,046)	(475)
Annual contract fee	(131,881)	(148,311)	(66,040)	(81,160)	(81,841)	(78,268)

Net increase (decrease) in net assets from principal transactions	(380,582)	(741,274)	(478,547)	(6,077,913)	132,553	14,519

Total increase (decrease) in net assets	(439,934)	(526,901)	(493,785)	(5,995,324)	138,156	15,448
Net assets at beginning of period	6,653,487	7,180,388	1,681,650	7,676,974	1,451,325	1,435,877

Net assets at end of period	$6,213,553	$6,653,487	$1,187,865	$1,681,650	$1,589,481	$1,451,325

	2018	2017	2018	2017	2018	2017
Units, beginning of period	570,745	636,003	140,363	664,134	139,708	138,264
Units issued	47,545	47,516	27,620	18,764	35,795	15,046
Units redeemed	(81,097)	(112,774)	(68,451)	(542,535)	(23,119)	(13,602)

Units, end of period	537,193	570,745	99,532	140,363	152,384	139,708

(a)	Renamed on April 30, 2018. Previously known as Bond Trust Series I.
(b)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Short Term Government Income Trust Series NAV		Small Cap Index Trust Series I		Small Cap Index Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$114,686	$29,960	$60,811	$26,087	$111,046	$33,897
Expenses:
Mortality and expense risk and administrative charges	—	—	(25,027)	(23,028)	—	—

Net investment income (loss)	114,686	29,960	35,784	3,059	111,046	33,897

Realized gains (losses) on investments:
Capital gain distributions received	—	—	378,619	237,959	659,260	270,895
Net realized gain (loss)	(42,645)	(23,736)	23,472	19,130	(114,755)	211,488

Realized gains (losses)	(42,645)	(23,736)	402,091	257,089	544,505	482,383

Unrealized appreciation (depreciation) during the period	(5,310)	5,427	(1,168,595)	524,113	(2,307,636)	379,532

Net increase (decrease) in net assets from operations	66,731	11,651	(730,720)	784,261	(1,652,085)	895,812

Changes from principal transactions:
Purchase payments	39,495	22,130	24,494	24,331	176,340	162,394
Transfers between sub-accounts and the company	3,927,798	71,738	88,187	(434,650)	4,543,854	138,193
Transfers on general account policy loans	1,836	2,332	110	350	(9,286)	(13,591)
Withdrawals	(806,914)	(1,020)	1,889	(5,775)	(813,316)	(87,818)
Annual contract fee	(39,572)	(30,981)	(97,156)	(92,258)	(180,857)	(188,096)

Net increase (decrease) in net assets from principal transactions	3,122,643	64,199	17,524	(508,002)	3,716,735	11,082

Total increase (decrease) in net assets	3,189,374	75,850	(713,196)	276,259	2,064,650	906,894
Net assets at beginning of period	2,133,338	2,057,488	6,186,594	5,910,335	6,813,361	5,906,467

Net assets at end of period	$5,322,712	$2,133,338	$5,473,398	$6,186,594	$8,878,011	$6,813,361

	2018	2017	2018	2017	2018	2017
Units, beginning of period	196,487	190,676	154,601	168,328	198,652	197,055
Units issued	406,070	120,962	14,562	9,200	188,172	118,344
Units redeemed	(116,653)	(115,151)	(14,108)	(22,927)	(94,987)	(116,747)

Units, end of period	485,904	196,487	155,055	154,601	291,837	198,652

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Opportunities Trust Series I		Small Cap Opportunities Trust Series NAV		Small Cap Stock Trust Series I
	2018	2017	2018	2017	2018 (c)	2017
Income:
Dividend distributions received	$58,896	$58,421	$1,888	$1,512	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(86,108)	(85,892)	—	—	(7,317)	(7,171)

Net investment income (loss)	(27,212)	(27,471)	1,888	1,512	(7,317)	(7,171)

Realized gains (losses) on investments:
Capital gain distributions received	2,783,208	912,342	80,203	21,320	91,715	—
Net realized gain (loss)	30,713	82,697	(13,226)	4,658	41,757	(137,101)

Realized gains (losses)	2,813,921	995,039	66,977	25,978	133,472	(137,101)

Unrealized appreciation (depreciation) during the period	(4,681,250)	453,868	(126,218)	13,475	(210,621)	472,028

Net increase (decrease) in net assets from operations	(1,894,541)	1,421,436	(57,353)	40,965	(84,466)	327,756

Changes from principal transactions:
Purchase payments	360,987	389,940	35,173	39,999	5,910	3,544
Transfers between sub-accounts and the company	(133,096)	(139,559)	44,814	(127,897)	29,138	(346,240)
Transfers on general account policy loans	4,806	(5,261)	(933)	(33)	(8)	143
Withdrawals	(738,692)	(910,803)	(14,100)	(3,888)	(81,038)	(95,619)
Annual contract fee	(859,067)	(858,897)	(15,523)	(19,091)	(65,960)	(61,607)

Net increase (decrease) in net assets from principal transactions	(1,365,062)	(1,524,580)	49,431	(110,910)	(111,958)	(499,779)

Total increase (decrease) in net assets	(3,259,603)	(103,144)	(7,922)	(69,945)	(196,424)	(172,023)
Net assets at beginning of period	14,715,365	14,818,509	338,798	408,743	1,372,442	1,544,465

Net assets at end of period	$11,455,762	$14,715,365	$330,876	$338,798	$1,176,018	$1,372,442

	2018	2017	2018	2017	2018	2017
Units, beginning of period	323,762	359,768	13,830	18,551	44,078	62,515
Units issued	5,738	9,347	6,211	8,159	9,675	8,141
Units redeemed	(35,113)	(45,353)	(4,371)	(12,880)	(13,729)	(26,578)

Units, end of period	294,387	323,762	15,670	13,830	40,024	44,078

(c)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series I.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Stock Trust Series NAV		Small Cap Value Trust Series I		Small Cap Value Trust Series NAV
	2018 (d)	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$—	$—	$5,305	$7,780	$57,650	$85,252
Expenses:
Mortality and expense risk and administrative charges	—	—	(3,413)	(4,096)	—	—

Net investment income (loss)	—	—	1,892	3,684	57,650	85,252

Realized gains (losses) on investments:
Capital gain distributions received	96,902	—	96,359	67,862	948,496	674,417
Net realized gain (loss)	1,464,455	(724,743)	(21,861)	(32,746)	(428,381)	(98,500)

Realized gains (losses)	1,561,357	(724,743)	74,498	35,116	520,115	575,917

Unrealized appreciation (depreciation) during the period	(1,047,288)	2,135,455	(170,927)	(16,383)	(1,541,331)	(393,966)

Net increase (decrease) in net assets from operations	514,069	1,410,712	(94,537)	22,417	(963,566)	267,203

Changes from principal transactions:
Purchase payments	145,571	138,317	1,646	2,473	239,103	275,270
Transfers between sub-accounts and the company	(3,618,949)	(3,673,471)	(31,997)	(257,214)	(1,064,374)	(138,533)
Transfers on general account policy loans	(7,099)	11,886	—	—	(12,716)	989
Withdrawals	(439,681)	(386,909)	(20,950)	(15,645)	(53,354)	(945,151)
Annual contract fee	(95,288)	(106,789)	(26,794)	(33,220)	(135,517)	(153,420)

Net increase (decrease) in net assets from principal transactions	(4,015,446)	(4,016,966)	(78,095)	(303,606)	(1,026,858)	(960,845)

Total increase (decrease) in net assets	(3,501,377)	(2,606,254)	(172,632)	(281,189)	(1,990,424)	(693,642)
Net assets at beginning of period	5,243,670	7,849,924	808,446	1,089,635	8,356,023	9,049,665

Net assets at end of period	$1,742,293	$5,243,670	$635,814	$808,446	$6,365,599	$8,356,023

	2018	2017	2018	2017	2018	2017
Units, beginning of period	135,350	256,722	27,201	37,965	96,106	108,027
Units issued	55,334	98,309	2,321	11,762	20,089	58,984
Units redeemed	(143,228)	(219,681)	(4,972)	(22,526)	(32,574)	(70,905)

Units, end of period	47,456	135,350	24,550	27,201	83,621	96,106

(d)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Company Value Trust Series I		Small Company Value Trust Series NAV		Strategic Income Opportunities Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$9,363	$6,007	$5,345	$2,420	$91,874	$80,272
Expenses:
Mortality and expense risk and administrative charges	(8,582)	(8,866)	—	—	(7,883)	(9,121)

Net investment income (loss)	781	(2,859)	5,345	2,420	83,991	71,151

Realized gains (losses) on investments:
Capital gain distributions received	220,761	366,011	111,085	143,025	—	—
Net realized gain (loss)	22,979	2,504	(49,687)	11,504	(2,199)	11,070

Realized gains (losses)	243,740	368,515	61,398	154,529	(2,199)	11,070

Unrealized appreciation (depreciation) during the period	(572,889)	(92,179)	(228,849)	(39,798)	(217,160)	55,887

Net increase (decrease) in net assets from operations	(328,368)	273,477	(162,106)	117,151	(135,368)	138,108

Changes from principal transactions:
Purchase payments	24,115	11,634	55,321	49,190	28,388	29,264
Transfers between sub-accounts and the company	(77,189)	(119,118)	180,761	353,852	69,090	(164,203)
Transfers on general account policy loans	(3,946)	(622)	(9,971)	(475)	6	40
Withdrawals	(118,028)	(821,087)	(100,925)	(8,354)	(117,893)	(174,804)
Annual contract fee	(90,031)	(72,461)	(30,094)	(30,453)	(89,543)	(100,969)

Net increase (decrease) in net assets from principal transactions	(265,079)	(1,001,654)	95,092	363,760	(109,952)	(410,672)

Total increase (decrease) in net assets	(593,447)	(728,177)	(67,014)	480,911	(245,320)	(272,564)
Net assets at beginning of period	2,739,222	3,467,399	1,128,600	647,689	2,561,034	2,833,598

Net assets at end of period	$2,145,775	$2,739,222	$1,061,586	$1,128,600	$2,315,714	$2,561,034

	2018	2017	2018	2017	2018	2017
Units, beginning of period	61,798	86,670	35,455	22,703	92,337	107,747
Units issued	7,416	2,521	13,254	30,153	18,400	9,813
Units redeemed	(13,319)	(27,393)	(10,405)	(17,401)	(22,817)	(25,223)

Units, end of period	55,895	61,798	38,304	35,455	87,920	92,337

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Strategic Income Opportunities Trust Series NAV		Total Bond Market Series Trust NAV		Total Stock Market Index Trust Series I
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$203,671	$155,343	$624,416	$723,630	$84,592	$124,746
Expenses:
Mortality and expense risk and administrative charges	—	—	—	—	(24,709)	(27,188)

Net investment income (loss)	203,671	155,343	624,416	723,630	59,883	97,558

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	245,343	189,840
Net realized gain (loss)	(10,539)	15,852	(879,545)	(425,824)	503,370	581,916

Realized gains (losses)	(10,539)	15,852	(879,545)	(425,824)	748,713	771,756

Unrealized appreciation (depreciation) during the period	(461,874)	76,202	197,635	599,713	(1,108,702)	694,016

Net increase (decrease) in net assets from operations	(268,742)	247,397	(57,494)	897,519	(300,106)	1,563,330

Changes from principal transactions:
Purchase payments	283,182	324,297	127,360	604,808	24,217	18,041
Transfers between sub-accounts and the company	193,350	810,266	(1,696,312)	(2,721,137)	(1,376,449)	(584,967)
Transfers on general account policy loans	(1,728)	(780)	7,044	10,468	4,751	717
Withdrawals	(96,812)	(53,178)	(1,224,876)	(3,199,216)	(1,429)	(11,737)
Annual contract fee	(119,096)	(111,475)	(308,984)	(400,979)	(111,355)	(112,781)

Net increase (decrease) in net assets from principal transactions	258,896	969,130	(3,095,768)	(5,706,056)	(1,460,265)	(690,727)

Total increase (decrease) in net assets	(9,846)	1,216,527	(3,153,262)	(4,808,537)	(1,760,371)	872,603
Net assets at beginning of period	4,988,236	3,771,709	23,146,361	27,954,898	8,025,736	7,153,133

Net assets at end of period	$4,978,390	$4,988,236	$19,993,099	$23,146,361	$6,265,365	$8,025,736

	2018	2017	2018	2017	2018	2017
Units, beginning of period	231,440	184,903	922,711	1,151,623	263,987	282,138
Units issued	45,709	101,450	869,854	1,336,838	14,484	73,390
Units redeemed	(34,011)	(54,913)	(993,610)	(1,565,750)	(59,003)	(91,541)

Units, end of period	243,138	231,440	798,955	922,711	219,468	263,987

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Stock Market Index Trust Series NAV		Ultra Short Term Bond Trust Series I		Ultra Short Term Bond Trust Series NAV
	2018	2017	2018	2017	2018	2017
Income:
Dividend distributions received	$79,888	$74,353	$48	$52	$12,184	$9,773
Expenses:
Mortality and expense risk and administrative charges	—	—	(18)	(38)	—	—

Net investment income (loss)	79,888	74,353	30	14	12,184	9,773

Realized gains (losses) on investments:
Capital gain distributions received	208,050	108,943	—	—	—	—
Net realized gain (loss)	452,975	468,594	(24)	(199)	(5,129)	(1,230)

Realized gains (losses)	661,025	577,537	(24)	(199)	(5,129)	(1,230)

Unrealized appreciation (depreciation) during the period	(1,044,932)	166,788	15	191	3,177	(4,486)

Net increase (decrease) in net assets from operations	(304,019)	818,678	21	6	10,232	4,057

Changes from principal transactions:
Purchase payments	550,782	315,491	—	57	3,012	2,726
Transfers between sub-accounts and the company	(24,669)	2,393,867	—	—	119,348	83,698
Transfers on general account policy loans	(297)	—	—	—	863	(893)
Withdrawals	(47,412)	(74,018)	—	(4,876)	38	(108,192)
Annual contract fee	(126,298)	(98,002)	(479)	(543)	(25,719)	(26,945)

Net increase (decrease) in net assets from principal transactions	352,106	2,537,338	(479)	(5,362)	97,542	(49,606)

Total increase (decrease) in net assets	48,087	3,356,016	(458)	(5,356)	107,774	(45,549)
Net assets at beginning of period	5,860,760	2,504,744	3,166	8,522	589,854	635,403

Net assets at end of period	$5,908,847	$5,860,760	$2,708	$3,166	$697,628	$589,854

	2018	2017	2018	2017	2018	2017
Units, beginning of period	54,510	28,108	324	877	57,823	62,672
Units issued	157,939	256,085	—	4	32,193	10,345
Units redeemed	(154,196)	(229,683)	(50)	(557)	(22,660)	(15,194)

Units, end of period	58,253	54,510	274	324	67,356	57,823

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Utilities Trust Series I		Utilities Trust Series NAV
	2018	2017	2018	2017
Income:
Dividend distributions received	$29,842	$26,231	$67,506	$50,898
Expenses:
Mortality and expense risk and administrative charges	(4,185)	(4,957)	—	—

Net investment income (loss)	25,657	21,274	67,506	50,898

Realized gains (losses) on investments:
Capital gain distributions received	—	—	(1)	4
Net realized gain (loss)	4,972	(10,384)	(53,170)	(11,666)

Realized gains (losses)	4,972	(10,384)	(53,171)	(11,662)

Unrealized appreciation (depreciation) during the period	(26,322)	136,243	4,138	221,144

Net increase (decrease) in net assets from operations	4,307	147,133	18,473	260,380

Changes from principal transactions:
Purchase payments	4,556	5,291	87,347	162,451
Transfers between sub-accounts and the company	(122,673)	(23,438)	(100,454)	35,400
Transfers on general account policy loans	—	—	(75,990)	(5,367)
Withdrawals	(2,374)	(166,476)	(56,245)	(28,459)
Annual contract fee	(31,644)	(37,854)	(43,184)	(46,162)

Net increase (decrease) in net assets from principal transactions	(152,135)	(222,477)	(188,526)	117,863

Total increase (decrease) in net assets	(147,828)	(75,344)	(170,053)	378,243
Net assets at beginning of period	1,041,966	1,117,310	2,090,789	1,712,546

Net assets at end of period	$894,138	$1,041,966	$1,920,736	$2,090,789

	2018	2017	2018	2017
Units, beginning of period	27,607	33,660	64,181	60,361
Units issued	2,069	5,155	8,978	8,038
Units redeemed	(6,162)	(11,208)	(14,745)	(4,218)

Units, end of period	23,514	27,607	58,414	64,181

See accompanying notes.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

1.	Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account N (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 92 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 3 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 2 classes of units to fund Contracts issued by the Company. These classes, Series I and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

As a result of a portfolio change, the following sub-accounts of the Account were renamed as follows:

Previous Name	New Name	Effective Date
Bond Trust Series I	Select Bond Trust Series I	04/30/2018
Bond Trust Series NAV	Select Bond Trust Series NAV	04/30/2018
Small Cap Growth Trust Series I	Small Cap Stock Trust Series I	04/30/2018
Small Cap Growth Trust Series NAV	Small Cap Stock Trust Series NAV	04/30/2018

Funds transferred in 2018 are as follows:

Transferred from	Transferred to	Effective Date
Alpha Opportunities Trust Series I	Mid Cap Stock Trust Series I	04/27/2018
Alpha Opportunities Trust Series NAV	Mid Cap Stock Trust Series NAV	04/27/2018

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2018.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2018, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

5.	Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2018. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated	$700,194,349	—	—	700,194,349
NonAffiliated	$5,208,180	—	—	5,208,180

Total	$705,402,529	—	—	705,402,529

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2018.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2018 were as follows:

	Purchases	Sales
Sub-Account
500 Index Fund Series NAV	$15,262,111	$20,397,200
Active Bond Trust Series I	143,503	204,116
Active Bond Trust Series NAV	423,414	90,201
Alpha Opportunities Trust Series I (a)	4,783	43,615
Alpha Opportunities Trust Series NAV (b)	84,116	657,538
American Asset Allocation Trust Series I	2,607,797	1,636,182
American Global Growth Trust Series I	697,201	476,601
American Growth Trust Series I	6,676,436	6,566,449
American Growth-Income Trust Series I	3,825,842	6,041,828
American International Trust Series I	3,040,849	3,375,948
Blue Chip Growth Trust Series I	2,264,967	1,188,315
Blue Chip Growth Trust Series NAV	65,156,371	69,596,673
Capital Appreciation Trust Series I	2,176,875	1,934,661
Capital Appreciation Trust Series NAV	902,291	358,768
Capital Appreciation Value Trust Series I	114,472	118,015
Capital Appreciation Value Trust Series NAV	768,695	479,967
Core Bond Trust Series I	3,693,916	3,263,129
Core Bond Trust Series NAV	6,577,515	4,304,106
Emerging Markets Value Trust Series I	426,897	170,734
Emerging Markets Value Trust Series NAV	1,250,637	917,072
Equity Income Trust Series I	1,785,750	1,835,043
Equity Income Trust Series NAV	65,384,140	59,767,354
Financial Industries Trust Series I	175,398	220,005
Financial Industries Trust Series NAV	318,099	264,183
Fundamental All Cap Core Trust Series I	66,053	239,397
Fundamental All Cap Core Trust Series NAV	709,710	345,935
Fundamental Large Cap Value Trust Series I	150,449	384,902
Fundamental Large Cap Value Trust Series NAV	1,256,388	1,525,277
Global Bond Trust Series I	189,896	93,718
Global Bond Trust Series NAV	3,519,406	2,921,350
Global Trust Series I	520,384	1,316,683
Global Trust Series NAV	584,248	351,436
Health Sciences Trust Series I	908,095	462,805
Health Sciences Trust Series NAV	1,671,699	2,066,644
High Yield Trust Series I	437,631	657,561
High Yield Trust Series NAV	774,494	193,742
International Equity Index Series I	902,752	1,348,924
International Equity Index Series NAV	6,883,988	6,043,250
International Growth Stock Trust Series I	134,145	1,951,516
International Growth Stock Trust Series NAV	3,504,879	3,095,490
International Small Company Trust Series I	142,285	421,437
International Small Company Trust Series NAV	460,347	585,409
International Value Trust Series I	617,615	1,612,150
International Value Trust Series NAV	1,099,203	1,934,628
Investment Quality Bond Trust Series I	691,630	833,157
Investment Quality Bond Trust Series NAV	301,204	356,146
Lifestyle Balanced Portfolio Series NAV	14,192	6,765
Lifestyle Growth Portfolio Series I	6,300	210,882
Lifestyle Growth Portfolio Series NAV	410,848	305,265

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

6.	Purchases and Sales of Investments — (continued):

	Purchases	Sales
Sub-Account
M Capital Appreciation	$84,420	$7,552
M Large Cap Growth	1	0
Managed Volatility Aggressive Portfolio Series I	327,929	150,206
Managed Volatility Aggressive Portfolio Series NAV	1,714,734	1,180,751
Managed Volatility Balanced Portfolio Series I	607,963	731,486
Managed Volatility Balanced Portfolio Series NAV	3,324,935	1,961,356
Managed Volatility Conservative Portfolio Series I	525,981	642,685
Managed Volatility Conservative Portfolio Series NAV	2,311,448	981,684
Managed Volatility Growth Portfolio Series I	740,445	593,010
Managed Volatility Growth Portfolio Series NAV	5,340,767	5,163,740
Managed Volatility Moderate Portfolio Series I	762,033	427,102
Managed Volatility Moderate Portfolio Series NAV	1,141,509	867,764
Mid Cap Index Trust Series I	1,211,118	1,300,210
Mid Cap Index Trust Series NAV	3,735,658	3,553,921
Mid Cap Stock Trust Series I	837,373	412,779
Mid Cap Stock Trust Series NAV	4,642,311	3,557,456
Mid Value Trust Series I	665,024	598,975
Mid Value Trust Series NAV	2,616,416	3,096,938
Money Market Trust Series I	12,606,798	12,943,377
Money-Market Trust Series NAV	51,019,221	40,051,282
PIMCO All Asset	1,480,137	670,949
Real Estate Securities Trust Series I	661,296	1,107,635
Real Estate Securities Trust Series NAV	3,580,287	5,083,091
Science & Technology Trust Series I	2,120,550	1,658,774
Science & Technology Trust Series NAV	5,623,069	2,691,232
Select Bond Trust Series I	718,744	951,302
Select Bond Trust Series NAV	362,001	803,986
Short Term Government Income Trust Series I	399,961	244,192
Short Term Government Income Trust Series NAV	4,507,467	1,270,137
Small Cap Index Trust Series I	1,043,853	611,929
Small Cap Index Trust Series NAV	7,707,152	3,220,110
Small Cap Opportunities Trust Series I	3,101,851	1,710,915
Small Cap Opportunities Trust Series NAV	236,760	105,238
Small Cap Stock Trust Series I	430,109	457,668
Small Cap Stock Trust Series NAV	2,322,875	6,241,417
Small Cap Value Trust Series I	169,859	149,703
Small Cap Value Trust Series NAV	2,744,156	2,764,869
Small Company Value Trust Series I	563,785	607,322
Small Company Value Trust Series NAV	538,832	327,311
Strategic Income Opportunities Trust Series I	598,354	624,317
Strategic Income Opportunities Trust Series NAV	1,176,196	713,628
Total Bond Market Series Trust NAV	22,011,385	24,482,737
Total Stock Market Index Trust Series I	769,061	1,924,098
Total Stock Market Index Trust Series NAV	17,545,629	16,905,585
Ultra Short Term Bond Trust Series I	48	497
Ultra Short Term Bond Trust Series NAV	341,807	232,082
Utilities Trust Series I	109,633	236,110
Utilities Trust Series NAV	366,545	487,565

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

6.	Purchases and Sales of Investments — (continued):

(a)

Terminated as an investment option and funds transferred to Mid Cap Stock Trust Series I on April 27, 2018. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(b)

Terminated as an investment option and funds transferred to Mid Cap Stock Trust Series NAV on April 27, 2018. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
500 Index Fund Series NAV (*)	2018	1,733	$55.90 to $ 31.75	$77,745	0.70% to 0.00%	1.37%	-4.64% to -5.32%
	2017	1,888	58.62 to 33.53	89,400	0.70 to 0.00	1.69	21.54 to 20.70
	2016	2,089	48.23 to 27.78	82,800	0.70 to 0.00	1.84	11.64 to 10.86
	2015	1,981	43.20 to 25.06	71,734	0.70 to 0.00	1.79	1.15 to 0.44
	2014	1,978	26.70 to 24.48	70,166	0.90 to 0.00	1.74	13.43 to 12.41

Active Bond Trust Series I (*)	2018	30	23.10 to 21.73	675	0.65 to 0.20	3.13	-0.80 to -1.25
	2017	34	23.29 to 22.00	763	0.65 to 0.20	4.13	4.63 to 4.16
	2016	28	22.26 to 21.12	586	0.65 to 0.20	3.60	4.14 to 3.66
	2015	30	21.37 to 20.38	623	0.65 to 0.20	4.95	-0.03 to -0.49
	2014	32	21.80 to 19.99	652	0.90 to 0.00	3.76	6.82 to 5.85

Active Bond Trust Series NAV (*)	2018	17	77.56 to 77.56	1,357	0.00 to 0.00	3.48	-0.55 to -0.55
	2017	14	77.99 to 77.99	1,068	0.00 to 0.00	4.02	4.89 to 4.89
	2016	7	74.36 to 74.36	518	0.00 to 0.00	4.10	4.50 to 4.50
	2015	5	71.15 to 71.15	340	0.00 to 0.00	5.26	0.12 to 0.12
	2014	4	71.07 to 71.07	258	0.00 to 0.00	4.64	6.97 to 6.97

American Asset Allocation Trust Series I (*)	2018	604	18.46 to 17.12	10,661	0.70 to 0.00	1.64	-4.91 to -5.57
	2017	630	19.41 to 18.13	11,728	0.70 to 0.00	1.26	15.79 to 14.99
	2016	563	16.76 to 15.77	9,005	0.70 to 0.00	1.27	8.99 to 8.23
	2015	598	15.38 to 14.57	8,795	0.70 to 0.00	2.04	1.06 to 0.35
	2014	638	15.22 to 14.33	9,330	0.90 to 0.00	1.40	5.05 to 4.10

American Global Growth Trust Series I (*)	2018	39	18.63 to 17.67	728	0.65 to 0.00	0.68	-9.37 to -9.96
	2017	32	20.55 to 19.62	660	0.65 to 0.00	0.24	30.92 to 30.06
	2016	30	15.70 to 15.09	469	0.65 to 0.00	1.02	0.29 to -0.36
	2015	27	15.66 to 15.14	427	0.65 to 0.00	1.58	6.64 to 5.94
	2014	20	14.68 to 14.14	294	0.90 to 0.00	1.03	1.97 to 1.05

American Growth Trust Series I (*)	2018	381	42.51 to 31.23	12,294	0.65 to 0.00	0.33	-0.66 to -1.30
	2017	472	43.07 to 31.43	15,257	0.65 to 0.00	0.38	27.86 to 27.04
	2016	537	33.90 to 24.58	13,960	0.65 to 0.00	0.41	9.08 to 8.37
	2015	488	31.29 to 22.54	11,721	0.65 to 0.00	0.23	6.44 to 5.75
	2014	606	28.74 to 21.17	13,915	0.90 to 0.00	0.83	8.13 to 7.17

American Growth-Income Trust Series I (*)	2018	280	35.87 to 26.78	9,361	0.70 to 0.00	1.10	-2.18 to -2.87
	2017	414	36.92 to 27.38	13,401	0.70 to 0.00	1.06	22.03 to 21.18
	2016	486	30.47 to 22.44	13,415	0.70 to 0.00	1.72	11.10 to 10.33
	2015	469	27.62 to 20.19	11,818	0.70 to 0.00	1.32	1.11 to 0.41
	2014	502	26.88 to 19.97	12,621	0.90 to 0.00	0.93	10.25 to 9.27

American International Trust Series I (*)	2018	268	32.54 to 20.44	6,118	0.65 to 0.00	2.46	-13.46 to -14.02
	2017	306	37.84 to 23.62	7,988	0.65 to 0.00	0.53	31.65 to 30.80
	2016	776	28.93 to 17.94	14,938	0.65 to 0.00	0.97	3.12 to 2.45
	2015	849	28.24 to 17.40	15,951	0.65 to 0.00	1.13	-4.82 to -5.44
	2014	886	29.02 to 18.28	17,920	0.90 to 0.00	1.07	-3.05 to -3.92

Blue Chip Growth Trust Series I (*)	2018	137	73.44 to 67.11	9,434	0.70 to 0.20	0.02	1.77 to 1.26
	2017	142	72.16 to 66.28	9,564	0.70 to 0.20	0.07	36.01 to 35.33
	2016	153	53.06 to 48.98	7,724	0.70 to 0.20	0.01	0.61 to 0.11
	2015	174	52.74 to 48.92	8,641	0.70 to 0.20	0.00	10.84 to 10.29
	2014	154	48.93 to 43.14	6,900	0.90 to 0.00	0.00	9.07 to 8.09

Blue Chip Growth Trust Series NAV (*)	2018	318	190.64 to 190.64	60,594	0.00 to 0.00	0.04	2.03 to 2.03
	2017	366	186.84 to 186.84	68,329	0.00 to 0.00	0.11	36.34 to 36.34
	2016	394	137.04 to 137.04	54,032	0.00 to 0.00	0.06	0.85 to 0.85
	2015	345	135.88 to 135.88	46,931	0.00 to 0.00	0.00	11.13 to 11.13
	2014	310	122.28 to 122.28	37,958	0.00 to 0.00	0.00	9.11 to 9.11

Capital Appreciation Trust Series I (*)	2018	213	35.70 to 32.69	7,388	0.70 to 0.20	0.26	-1.00 to -1.50
	2017	244	36.06 to 33.18	8,566	0.70 to 0.20	0.06	36.26 to 35.58
	2016	274	26.47 to 24.48	7,058	0.70 to 0.20	0.00	-1.27 to -1.77
	2015	327	26.81 to 24.92	8,542	0.70 to 0.20	0.00	11.23 to 10.68
	2014	332	24.78 to 21.90	7,804	0.90 to 0.00	0.05	9.65 to 8.67

Capital Appreciation Trust Series NAV (*)	2018	58	36.38 to 36.38	2,100	0.00 to 0.00	0.38	-0.72 to -0.72
	2017	53	36.64 to 36.64	1,946	0.00 to 0.00	0.11	36.51 to 36.51
	2016	62	26.84 to 26.84	1,667	0.00 to 0.00	0.01	-1.00 to -1.00
	2015	65	27.11 to 27.11	1,756	0.00 to 0.00	0.03	11.47 to 11.47
	2014	54	24.32 to 24.32	1,316	0.00 to 0.00	0.09	9.68 to 9.68

Capital Appreciation Value Trust Series I (*)	2018	48	22.52 to 21.47	1,051	0.65 to 0.20	2.08	0.19 to -0.26
	2017	52	22.48 to 21.52	1,154	0.65 to 0.20	1.85	14.91 to 14.40
	2016	18	19.31 to 18.81	330	0.65 to 0.35	1.32	7.74 to 7.42
	2015	18	17.92 to 17.52	321	0.65 to 0.35	0.39	4.92 to 4.60
	2014	180	17.48 to 16.46	3,068	0.90 to 0.00	1.95	12.22 to 11.22

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Capital Appreciation Value Trust Series NAV (*)	2018	105	$23.09 to $ 23.09	$2,416	0.00% to 0.00%	2.24%	0.45% to 0.45%
	2017	102	22.99 to 22.99	2,356	0.00 to 0.00	1.53	15.13 to 15.13
	2016	95	19.97 to 19.97	1,900	0.00 to 0.00	2.04	8.19 to 8.19
	2015	14	18.46 to 18.46	263	0.00 to 0.00	1.40	5.27 to 5.27
	2014	10	17.54 to 17.54	170	0.00 to 0.00	1.68	12.38 to 12.38

Core Bond Trust Series I (*)	2018	382	20.87 to 19.63	7,855	0.65 to 0.20	2.54	-0.79 to -1.23
	2017	369	21.03 to 19.88	7,646	0.65 to 0.20	2.00	3.20 to 2.73
	2016	484	20.38 to 19.35	9,744	0.65 to 0.20	1.95	2.54 to 2.08
	2015	557	19.87 to 18.96	10,922	0.65 to 0.20	2.59	0.12 to -0.33
	2014	1	20.25 to 18.56	14	0.90 to 0.00	2.89	5.93 to 4.98

Core Bond Trust Series NAV (*)	2018	1,576	17.25 to 17.25	27,182	0.00 to 0.00	2.68	-0.54 to -0.54
	2017	1,480	17.35 to 17.35	25,673	0.00 to 0.00	2.30	3.47 to 3.47
	2016	1,270	16.76 to 16.76	21,287	0.00 to 0.00	2.15	2.73 to 2.73
	2015	1,411	16.32 to 16.32	23,019	0.00 to 0.00	2.19	0.36 to 0.36
	2014	63	16.26 to 16.26	1,029	0.00 to 0.00	3.47	6.01 to 6.01

Emerging Markets Value Trust Series I (*)	2018	127	15.09 to 14.31	1,904	0.65 to 0.20	2.71	-13.77 to -14.16
	2017	114	17.50 to 16.68	1,987	0.65 to 0.20	4.52	32.44 to 31.84
	2016	6	13.02 to 12.65	72	0.65 to 0.35	2.13	17.60 to 17.24
	2015	6	11.07 to 10.79	68	0.65 to 0.35	1.99	-19.36 to -19.60
	2014	13	14.10 to 13.16	174	0.90 to 0.00	0.96	-5.50 to -6.35

Emerging Markets Value Trust Series NAV (*)	2018	302	12.43 to 12.43	3,759	0.00 to 0.00	2.72	-13.48 to -13.48
	2017	285	14.36 to 14.36	4,086	0.00 to 0.00	2.38	32.67 to 32.67
	2016	126	10.83 to 10.83	1,368	0.00 to 0.00	2.42	18.09 to 18.09
	2015	91	9.17 to 9.17	833	0.00 to 0.00	2.21	-19.05 to -19.05
	2014	94	11.32 to 11.32	1,069	0.00 to 0.00	1.65	-5.37 to -5.37

Equity Income Trust Series I (*)	2018	141	50.10 to 45.79	6,780	0.70 to 0.20	1.85	-9.76 to -10.21
	2017	162	55.52 to 51.00	8,632	0.70 to 0.20	2.21	16.06 to 15.48
	2016	190	47.84 to 44.16	8,763	0.70 to 0.20	2.14	18.88 to 18.29
	2015	240	40.24 to 37.33	9,307	0.70 to 0.20	1.68	-6.93 to -7.40
	2014	330	44.46 to 39.20	13,816	0.90 to 0.00	1.98	7.47 to 6.51

Equity Income Trust Series NAV (*)	2018	715	53.66 to 53.66	38,346	0.00 to 0.00	2.00	-9.52 to -9.52
	2017	785	59.30 to 59.30	46,533	0.00 to 0.00	2.47	16.28 to 16.28
	2016	730	51.00 to 51.00	37,229	0.00 to 0.00	2.26	19.18 to 19.18
	2015	824	42.79 to 42.79	35,253	0.00 to 0.00	1.98	-6.66 to -6.66
	2014	908	45.85 to 45.85	41,633	0.00 to 0.00	2.00	7.55 to 7.55

Financial Industries Trust Series I (*)	2018	25	26.14 to 24.15	612	0.65 to 0.20	1.20	-14.66 to -15.05
	2017	28	30.63 to 28.43	821	0.65 to 0.20	1.03	15.05 to 14.54
	2016	35	26.63 to 24.82	888	0.65 to 0.20	1.31	19.13 to 18.60
	2015	32	22.35 to 20.93	682	0.65 to 0.20	0.60	-2.84 to -3.27
	2014	66	23.65 to 20.91	1,468	0.90 to 0.00	0.85	8.65 to 7.67

Financial Industries Trust Series NAV (*)	2018	11	32.70 to 32.70	347	0.00 to 0.00	1.16	-14.38 to -14.38
	2017	10	38.19 to 38.19	379	0.00 to 0.00	1.32	15.29 to 15.29
	2016	9	33.13 to 33.13	300	0.00 to 0.00	1.30	19.47 to 19.47
	2015	14	27.73 to 27.73	379	0.00 to 0.00	1.02	-2.58 to -2.58
	2014	15	28.46 to 28.46	421	0.00 to 0.00	0.68	8.64 to 8.64

Fundamental All Cap Core Trust Series I (*)	2018	4	44.17 to 41.16	193	0.65 to 0.20	0.36	-13.33 to -13.73
	2017	8	50.96 to 47.71	418	0.65 to 0.20	0.74	27.44 to 26.87
	2016	8	39.99 to 37.61	327	0.65 to 0.20	0.52	8.12 to 7.64
	2015	12	36.99 to 34.94	438	0.65 to 0.20	0.00	3.81 to 3.34
	2014	9	36.47 to 32.84	306	0.90 to 0.00	0.38	9.75 to 8.76

Fundamental All Cap Core Trust Series NAV (*)	2018	87	27.11 to 27.11	2,370	0.00 to 0.00	0.48	-13.16 to -13.16
	2017	88	31.22 to 31.22	2,761	0.00 to 0.00	0.92	27.77 to 27.77
	2016	59	24.44 to 24.44	1,446	0.00 to 0.00	0.70	8.40 to 8.40
	2015	58	22.55 to 22.55	1,309	0.00 to 0.00	0.00	4.09 to 4.09
	2014	47	21.66 to 21.66	1,009	0.00 to 0.00	0.48	9.81 to 9.81

Fundamental Large Cap Value Trust Series I (*)	2018	101	29.23 to 27.17	2,842	0.70 to 0.20	1.11	-17.20 to -17.61
	2017	108	35.30 to 32.98	3,699	0.70 to 0.20	1.51	17.20 to 16.62
	2016	160	30.12 to 28.28	4,698	0.70 to 0.20	2.16	9.95 to 9.41
	2015	217	27.40 to 25.85	5,781	0.70 to 0.20	0.97	-1.31 to -1.80
	2014	270	28.36 to 25.76	7,281	0.90 to 0.00	1.21	10.61 to 9.62

Fundamental Large Cap Value Trust Series NAV (*)	2018	305	21.23 to 21.23	6,469	0.00 to 0.00	1.18	-17.03 to -17.03
	2017	320	25.59 to 25.59	8,185	0.00 to 0.00	1.72	17.54 to 17.54
	2016	317	21.77 to 21.77	6,911	0.00 to 0.00	2.58	10.21 to 10.21
	2015	191	19.75 to 19.75	3,773	0.00 to 0.00	1.03	-1.06 to -1.06
	2014	168	19.96 to 19.96	3,363	0.00 to 0.00	0.84	10.66 to 10.66

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Global Bond Trust Series I (*)	2018	36	$30.67 to $ 28.04	$1,065	0.70% to 0.20%	2.71%	-2.10% to -2.58%
	2017	34	31.33 to 28.78	1,015	0.70 to 0.20	2.36	8.54 to 8.00
	2016	36	28.86 to 26.65	1,015	0.70 to 0.20	0.00	2.85 to 2.33
	2015	41	28.07 to 26.04	1,123	0.70 to 0.20	1.76	-3.70 to -4.17
	2014	89	29.98 to 26.43	2,487	0.90 to 0.00	0.93	2.28 to 1.36

Global Bond Trust Series NAV (*)	2018	282	32.75 to 32.75	9,227	0.00 to 0.00	2.70	-1.74 to -1.74
	2017	271	33.33 to 33.33	9,043	0.00 to 0.00	2.29	8.71 to 8.71
	2016	213	30.66 to 30.66	6,545	0.00 to 0.00	0.00	3.15 to 3.15
	2015	201	29.73 to 29.73	5,977	0.00 to 0.00	2.49	-3.51 to -3.51
	2014	225	30.81 to 30.81	6,936	0.00 to 0.00	1.08	2.42 to 2.42

Global Trust Series I (*)	2018	52	31.30 to 28.60	1,515	0.70 to 0.20	1.53	-14.67 to -15.09
	2017	76	36.67 to 33.68	2,608	0.70 to 0.20	1.97	18.64 to 18.05
	2016	75	30.91 to 28.53	2,158	0.70 to 0.20	4.37	9.25 to 8.70
	2015	83	28.30 to 26.25	2,224	0.70 to 0.20	1.81	-6.61 to -7.08
	2014	113	31.16 to 27.47	3,234	0.90 to 0.00	3.40	-2.60 to -3.47

Global Trust Series NAV (*)	2018	131	18.01 to 18.01	2,358	0.00 to 0.00	1.91	-14.42 to -14.42
	2017	123	21.04 to 21.04	2,579	0.00 to 0.00	2.00	18.90 to 18.90
	2016	115	17.70 to 17.70	2,032	0.00 to 0.00	4.62	9.46 to 9.46
	2015	123	16.17 to 16.17	1,989	0.00 to 0.00	1.96	-6.33 to -6.33
	2014	128	17.26 to 17.26	2,209	0.00 to 0.00	4.54	-2.51 to -2.51

Health Sciences Trust Series I (*)	2018	61	86.24 to 79.65	5,104	0.65 to 0.20	0.00	0.48 to 0.03
	2017	62	85.82 to 79.62	5,158	0.65 to 0.20	0.00	27.25 to 26.68
	2016	67	67.44 to 62.85	4,375	0.65 to 0.20	0.06	-10.75 to -11.15
	2015	110	75.57 to 70.74	8,069	0.65 to 0.20	0.00	12.47 to 11.97
	2014	100	69.05 to 61.05	6,505	0.90 to 0.00	0.00	31.83 to 30.65

Health Sciences Trust Series NAV (*)	2018	82	69.79 to 69.79	5,691	0.00 to 0.00	0.00	0.76 to 0.76
	2017	95	69.27 to 69.27	6,555	0.00 to 0.00	0.00	27.61 to 27.61
	2016	93	54.28 to 54.28	5,051	0.00 to 0.00	0.11	-10.54 to -10.54
	2015	81	60.67 to 60.67	4,921	0.00 to 0.00	0.00	12.76 to 12.76
	2014	83	53.81 to 53.81	4,454	0.00 to 0.00	0.00	31.85 to 31.85

High Yield Trust Series I (*)	2018	78	33.50 to 30.63	2,523	0.70 to 0.20	5.76	-3.21 to -3.69
	2017	89	34.61 to 31.81	2,979	0.70 to 0.20	5.79	7.28 to 6.75
	2016	114	32.27 to 29.80	3,561	0.70 to 0.20	7.03	16.03 to 15.45
	2015	102	27.81 to 25.81	2,758	0.70 to 0.20	7.30	-8.51 to -8.96
	2014	134	31.25 to 27.57	3,941	0.90 to 0.00	6.42	0.12 to -0.78

High Yield Trust Series NAV (*)	2018	86	23.52 to 23.52	2,011	0.00 to 0.00	6.89	-3.02 to -3.02
	2017	67	24.25 to 24.25	1,622	0.00 to 0.00	4.30	7.46 to 7.46
	2016	124	22.57 to 22.57	2,802	0.00 to 0.00	6.85	16.56 to 16.56
	2015	117	19.36 to 19.36	2,264	0.00 to 0.00	6.07	-8.38 to -8.38
	2014	185	21.14 to 21.14	3,920	0.00 to 0.00	7.74	0.00 to 0.00

International Equity Index Series I (*)	2018	608	12.30 to 11.96	7,383	0.65 to 0.20	2.26	-14.27 to -14.66
	2017	651	14.34 to 14.02	9,241	0.65 to 0.20	2.46	27.05 to 26.49
	2016	498	11.29 to 11.08	5,569	0.65 to 0.20	2.47	4.24 to 3.77
	2015	420	10.83 to 10.68	4,525	0.65 to 0.20	2.54	-6.11 to -6.53
	2014	382	11.58 to 11.36	4,392	0.90 to 0.00	3.21	-4.61 to -5.47

International Equity Index Series NAV (*)	2018	311	48.91 to 48.91	15,197	0.00 to 0.00	2.43	-14.10 to -14.10
	2017	304	56.94 to 56.94	17,323	0.00 to 0.00	2.37	27.45 to 27.45
	2016	252	44.68 to 44.68	11,245	0.00 to 0.00	2.78	4.43 to 4.43
	2015	276	42.78 to 42.78	11,819	0.00 to 0.00	2.45	-5.80 to -5.80
	2014	274	45.42 to 45.42	12,445	0.00 to 0.00	3.02	-4.57 to -4.57

International Growth Stock Trust Series I (*)	2018	75	12.34 to 12.00	919	0.65 to 0.20	0.78	-14.60 to -14.98
	2017	210	14.45 to 14.12	3,021	0.65 to 0.20	1.61	21.61 to 21.07
	2016	126	11.88 to 11.66	1,485	0.65 to 0.20	1.81	-1.51 to -1.95
	2015	131	12.06 to 11.89	1,579	0.65 to 0.20	3.18	-2.46 to -2.90
	2014	32	12.42 to 12.18	390	0.90 to 0.00	2.16	0.20 to -0.70

International Growth Stock Trust Series NAV (*)	2018	736	12.53 to 12.53	9,223	0.00 to 0.00	1.64	-14.43 to -14.43
	2017	749	14.64 to 14.64	10,972	0.00 to 0.00	1.51	21.90 to 21.90
	2016	740	12.01 to 12.01	8,892	0.00 to 0.00	1.73	-1.19 to -1.19
	2015	696	12.16 to 12.16	8,457	0.00 to 0.00	1.83	-2.23 to -2.23
	2014	664	12.43 to 12.43	8,259	0.00 to 0.00	1.93	0.19 to 0.19

International Small Company Trust Series I (*)	2018	28	16.08 to 15.37	435	0.70 to 0.20	1.47	-20.26 to -20.66
	2017	44	20.16 to 19.37	854	0.70 to 0.20	1.44	29.20 to 28.56
	2016	33	15.61 to 15.06	497	0.70 to 0.20	1.86	4.69 to 4.17
	2015	40	14.91 to 14.46	587	0.70 to 0.20	1.51	6.32 to 5.80
	2014	70	14.17 to 13.53	964	0.90 to 0.00	1.38	-6.89 to -7.73

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
International Small Company Trust Series NAV (*)	2018		74	$16.45 to $16.45	$1,216	0.00% to 0.00%	1.17%	-20.07% to -20.07%
	2017		80	20.59 to 20.59	1,648	0.00 to 0.00	1.69	29.59 to 29.59
	2016		57	15.89 to 15.89	904	0.00 to 0.00	1.97	4.95 to 4.95
	2015		66	15.14 to 15.14	1,004	0.00 to 0.00	1.77	6.68 to 6.68
	2014		78	14.19 to 14.19	1,103	0.00 to 0.00	1.44	-6.85 to -6.85

International Value Trust Series I (*)	2018		188	23.54 to 21.51	4,299	0.70 to 0.20	2.28	-15.20 to -15.63
	2017		231	27.75 to 25.49	6,222	0.70 to 0.20	1.84	16.91 to 16.32
	2016		245	23.74 to 21.91	5,665	0.70 to 0.20	2.83	12.02 to 11.46
	2015		174	21.19 to 19.66	3,623	0.70 to 0.20	1.92	-7.99 to -8.45
	2014		159	23.69 to 20.88	3,565	0.90 to 0.00	2.80	-12.51 to -13.29

International Value Trust Series NAV (*)	2018		326	15.94 to 15.94	5,192	0.00 to 0.00	2.53	-14.96 to -14.96
	2017		385	18.75 to 18.75	7,215	0.00 to 0.00	2.01	17.25 to 17.25
	2016		345	15.99 to 15.99	5,518	0.00 to 0.00	2.38	12.20 to 12.20
	2015		288	14.25 to 14.25	4,105	0.00 to 0.00	1.96	-7.72 to -7.72
	2014		297	15.44 to 15.44	4,589	0.00 to 0.00	2.99	-12.47 to -12.47

Investment Quality Bond Trust Series I (*)	2018		130	34.22 to 31.28	4,279	0.70 to 0.20	2.68	-1.02 to -1.51
	2017		139	34.57 to 31.76	4,608	0.70 to 0.20	2.62	4.39 to 3.88
	2016		147	33.12 to 30.57	4,666	0.70 to 0.20	2.20	4.09 to 3.56
	2015		156	31.82 to 29.52	4,775	0.70 to 0.20	1.85	-1.02 to -1.51
	2014		169	33.07 to 29.15	5,210	0.90 to 0.00	3.35	5.48 to 4.53

Investment Quality Bond Trust Series NAV (*)	2018		42	17.20 to 17.20	727	0.00 to 0.00	3.02	-0.67 to -0.67
	2017		47	17.32 to 17.32	822	0.00 to 0.00	2.73	4.67 to 4.67
	2016		44	16.55 to 16.55	729	0.00 to 0.00	2.42	4.26 to 4.26
	2015		44	15.87 to 15.87	691	0.00 to 0.00	1.94	-0.68 to -0.68
	2014		44	15.98 to 15.98	697	0.00 to 0.00	3.30	5.54 to 5.54

Lifestyle Balanced Portfolio Series NAV (*)	2018	(i)	1	12.24 to 12.24	7	0.00 to 0.00	10.50	-3.29 to -3.29

Lifestyle Growth Portfolio Series I (*)	2018		10	10.96 to 10.96	108	0.65 to 0.65	1.45	-6.73 to -6.73
	2017		28	11.75 to 11.75	324	0.65 to 0.65	2.93	15.37 to 15.37
	2016		1	10.19 to 10.19	9	0.65 to 0.65	9.65	1.87 to 1.87

Lifestyle Growth Portfolio Series NAV (*)	2018		198	12.64 to 12.64	2,501	0.00 to 0.00	2.22	-6.07 to -6.07
	2017		197	13.46 to 13.46	2,653	0.00 to 0.00	8.30	16.20 to 16.20
	2016		11	11.59 to 11.59	128	0.00 to 0.00	10.08	1.99 to 1.99

M Capital Appreciation	2018		3	98.31 to 98.31	266	0.00 to 0.00	0.30	-14.15 to -14.15
	2017		3	114.51 to 114.51	294	0.00 to 0.00	0.00	19.02 to 19.02
	2016		6	96.21 to 96.21	529	0.00 to 0.00	0.00	21.06 to 21.06
	2015		4	79.47 to 79.47	329	0.00 to 0.00	0.00	-6.58 to -6.58
	2014		3	85.07 to 85.07	285	0.00 to 0.00	0.00	12.42 to 12.42

Managed Volatility Aggressive Portfolio Series I (*)	2018		40	31.66 to 29.20	1,163	0.65 to 0.20	2.16	-8.65 to -9.06
	2017		37	34.65 to 32.11	1,200	0.65 to 0.20	1.71	22.57 to 22.03
	2016		40	28.27 to 26.31	1,056	0.65 to 0.20	1.55	1.75 to 1.29
	2015		40	27.78 to 25.98	1,050	0.65 to 0.20	1.41	-6.04 to -6.46
	2014		66	30.41 to 26.82	1,847	0.90 to 0.00	1.98	1.40 to 0.49

Managed Volatility Aggressive Portfolio Series NAV (*)	2018		215	20.19 to 20.19	4,347	0.00 to 0.00	2.20	-8.32 to -8.32
	2017		208	22.03 to 22.03	4,576	0.00 to 0.00	1.73	22.88 to 22.88
	2016		266	17.93 to 17.93	4,766	0.00 to 0.00	1.35	1.89 to 1.89
	2015		366	17.59 to 17.59	6,434	0.00 to 0.00	2.05	-5.79 to -5.79
	2014		384	18.67 to 18.67	7,176	0.00 to 0.00	3.07	1.54 to 1.54

Managed Volatility Balanced Portfolio Series I (*)	2018		97	37.02 to 34.14	3,321	0.65 to 0.20	2.24	-5.08 to -5.51
	2017		109	39.00 to 36.13	3,941	0.65 to 0.20	2.02	13.90 to 13.40
	2016		133	34.24 to 31.86	4,245	0.65 to 0.20	1.95	4.58 to 4.11
	2015		147	32.74 to 30.60	4,491	0.65 to 0.20	2.84	-2.45 to -2.88
	2014		142	34.52 to 30.43	4,473	0.90 to 0.00	1.67	4.29 to 3.35

Managed Volatility Balanced Portfolio Series NAV (*)	2018		796	19.58 to 19.58	15,600	0.00 to 0.00	2.37	-4.82 to -4.82
	2017		804	20.58 to 20.58	16,546	0.00 to 0.00	2.18	14.15 to 14.15
	2016		950	18.02 to 18.02	17,126	0.00 to 0.00	2.23	4.91 to 4.91
	2015		880	17.18 to 17.18	15,117	0.00 to 0.00	2.49	-2.20 to -2.20
	2014		942	17.57 to 17.57	16,551	0.00 to 0.00	2.70	4.25 to 4.25

Managed Volatility Conservative Portfolio Series I (*)	2018		37	36.45 to 33.61	1,249	0.65 to 0.20	2.50	-2.37 to -2.82
	2017		42	37.34 to 34.59	1,464	0.65 to 0.20	2.40	7.60 to 7.12
	2016		56	34.70 to 32.29	1,829	0.65 to 0.20	2.39	4.37 to 3.91
	2015		58	33.25 to 31.08	1,842	0.65 to 0.20	2.54	-0.15 to -0.61
	2014		72	34.24 to 30.19	2,267	0.90 to 0.00	1.72	5.02 to 4.08

Managed Volatility Conservative Portfolio Series NAV (*)	2018		314	18.13 to 18.13	5,694	0.00 to 0.00	2.96	-2.21 to -2.21
	2017		259	18.54 to 18.54	4,800	0.00 to 0.00	2.51	7.94 to 7.94

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Managed Volatility Conservative Portfolio Series NAV (*)	2016	282	$17.17 to $17.17	$4,839	0.00% to 0.00%	2.57%	4.53% to 4.53%
	2015	277	16.43 to 16.43	4,546	0.00 to 0.00	2.71	0.18 to 0.18
	2014	338	16.40 to 16.40	5,549	0.00 to 0.00	2.76	4.98 to 4.98

Managed Volatility Growth Portfolio Series I (*)	2018	86	34.61 to 31.91	2,777	0.65 to 0.20	2.09	-6.73 to -7.15
	2017	91	37.11 to 34.37	3,157	0.65 to 0.20	1.91	18.35 to 17.82
	2016	100	31.36 to 29.17	2,959	0.65 to 0.20	1.61	3.12 to 2.67
	2015	127	30.41 to 28.41	3,612	0.65 to 0.20	2.66	-4.72 to -5.15
	2014	110	32.82 to 28.93	3,336	0.90 to 0.00	1.94	2.16 to 1.25

Managed Volatility Growth Portfolio Series NAV (*)	2018	1,014	19.72 to 19.72	20,004	0.00 to 0.00	2.13	-6.56 to -6.56
	2017	1,108	21.11 to 21.11	23,388	0.00 to 0.00	1.88	18.71 to 18.71
	2016	1,378	17.78 to 17.78	24,499	0.00 to 0.00	1.95	3.38 to 3.38
	2015	1,440	17.20 to 17.20	24,773	0.00 to 0.00	2.29	-4.55 to -4.55
	2014	1,382	18.02 to 18.02	24,906	0.00 to 0.00	2.72	2.28 to 2.28

Managed Volatility Moderate Portfolio Series I (*)	2018	58	37.90 to 34.95	2,091	0.65 to 0.20	2.57	-4.18 to -4.61
	2017	55	39.56 to 36.64	2,047	0.65 to 0.20	2.43	11.66 to 11.16
	2016	54	35.43 to 32.96	1,825	0.65 to 0.20	2.25	5.08 to 4.61
	2015	57	33.71 to 31.51	1,808	0.65 to 0.20	2.58	-1.11 to -1.56
	2014	58	35.06 to 30.90	1,869	0.90 to 0.00	2.75	4.94 to 4.00

Managed Volatility Moderate Portfolio Series NAV (*)	2018	328	19.40 to 19.40	6,364	0.00 to 0.00	2.42	-3.93 to -3.93
	2017	344	20.19 to 20.19	6,949	0.00 to 0.00	1.92	12.02 to 12.02
	2016	534	18.03 to 18.03	9,624	0.00 to 0.00	2.22	5.25 to 5.25
	2015	528	17.13 to 17.13	9,046	0.00 to 0.00	2.49	-0.86 to -0.86
	2014	580	17.27 to 17.27	10,015	0.00 to 0.00	2.97	4.99 to 4.99

Mid Cap Index Trust Series I (*)	2018	171	48.50 to 44.31	7,927	0.70 to 0.20	1.11	-11.63 to -12.08
	2017	186	54.88 to 50.40	9,765	0.70 to 0.20	0.53	15.58 to 15.00
	2016	154	47.49 to 43.83	7,075	0.70 to 0.20	1.18	19.87 to 19.28
	2015	165	39.61 to 36.74	6,321	0.70 to 0.20	1.13	-2.79 to -3.27
	2014	145	41.90 to 36.95	5,654	0.90 to 0.00	0.98	9.34 to 8.36

Mid Cap Index Trust Series NAV (*)	2018	378	33.16 to 33.16	12,527	0.00 to 0.00	1.16	-11.45 to -11.45
	2017	406	37.45 to 37.45	15,217	0.00 to 0.00	0.58	15.86 to 15.86
	2016	335	32.32 to 32.32	10,816	0.00 to 0.00	0.87	20.17 to 20.17
	2015	861	26.89 to 26.89	23,160	0.00 to 0.00	1.35	-2.54 to -2.54
	2014	346	27.60 to 27.60	9,542	0.00 to 0.00	1.01	9.40 to 9.40

Mid Cap Stock Trust Series I (*)	2018	88	42.37 to 38.72	3,611	0.70 to 0.20	0.00	-1.76 to -2.25
	2017	87	43.13 to 39.61	3,662	0.70 to 0.20	0.00	28.29 to 27.65
	2016	104	33.62 to 31.03	3,425	0.70 to 0.20	0.00	0.39 to -0.11
	2015	107	33.49 to 31.06	3,500	0.70 to 0.20	0.00	2.79 to 2.28
	2014	100	33.50 to 29.53	3,179	0.90 to 0.00	0.10	8.02 to 7.05

Mid Cap Stock Trust Series NAV (*)	2018	64	96.79 to 96.79	6,198	0.00 to 0.00	0.00	-1.54 to -1.54
	2017	62	98.30 to 98.30	6,056	0.00 to 0.00	0.00	28.66 to 28.66
	2016	78	76.41 to 76.41	5,992	0.00 to 0.00	0.00	0.58 to 0.58
	2015	85	75.96 to 75.96	6,484	0.00 to 0.00	0.00	3.04 to 3.04
	2014	91	73.72 to 73.72	6,701	0.00 to 0.00	0.20	8.11 to 8.11

Mid Value Trust Series I (*)	2018	100	30.32 to 29.03	2,991	0.65 to 0.20	0.78	-11.02 to -11.42
	2017	106	34.08 to 32.78	3,587	0.65 to 0.20	0.90	11.21 to 10.71
	2016	159	30.64 to 29.60	4,842	0.65 to 0.20	1.17	23.77 to 23.22
	2015	162	24.76 to 24.03	3,980	0.65 to 0.20	0.96	-3.62 to -4.06
	2014	229	25.98 to 24.69	5,817	0.90 to 0.00	0.74	10.60 to 9.62

Mid Value Trust Series NAV (*)	2018	183	47.62 to 47.62	8,720	0.00 to 0.00	0.83	-10.68 to -10.68
	2017	210	53.32 to 53.32	11,222	0.00 to 0.00	0.99	11.46 to 11.46
	2016	231	47.84 to 47.84	11,066	0.00 to 0.00	1.24	24.09 to 24.09
	2015	217	38.55 to 38.55	8,364	0.00 to 0.00	0.78	-3.41 to -3.41
	2014	511	39.91 to 39.91	20,406	0.00 to 0.00	0.99	10.70 to 10.70

Money Market Trust Series I (*)	2018	905	21.98 to 20.07	18,872	0.70 to 0.20	1.52	1.34 to 0.83
	2017	931	21.69 to 19.91	19,208	0.70 to 0.20	0.57	0.38 to -0.11
	2016	1,317	21.60 to 19.93	27,416	0.70 to 0.20	0.07	-0.15 to -0.62
	2015	1,286	21.64 to 20.05	26,532	0.70 to 0.20	0.00	-0.19 to -0.72
	2014	1,221	22.29 to 19.65	25,348	0.90 to 0.00	0.00	0.00 to -0.92

Money-Market Trust Series NAV (*)	2018	6,270	10.23 to 10.23	64,149	0.00 to 0.00	1.58	1.60 to 1.60
	2017	5,280	10.07 to 10.07	53,181	0.00 to 0.00	0.63	0.61 to 0.61
	2016	3,628	10.00 to 10.00	36,318	0.00 to 0.00	0.16	0.05 to 0.05

PIMCO All Asset	2018	267	22.17 to 17.29	4,942	0.65 to 0.00	2.97	-5.59 to -6.21
	2017	235	23.64 to 18.31	4,546	0.65 to 0.00	4.49	13.19 to 12.46
	2016	215	21.02 to 16.18	3,668	0.65 to 0.00	2.36	12.59 to 11.85
	2015	208	18.79 to 14.37	3,158	0.65 to 0.00	2.98	-9.31 to -9.90

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
PIMCO All Asset	2014		223	$20.32 to $ 15.84	$3,705	0.90% to 0.00%	5.08%	0.23% to -0.66%

Real Estate Securities Trust Series I (*)	2018		44	188.45 to 172.22	7,803	0.70 to 0.20	1.68	-3.66 to -4.14
	2017		47	195.60 to 179.66	8,670	0.70 to 0.20	0.50	6.02 to 5.50
	2016		57	184.49 to 170.30	9,971	0.70 to 0.20	3.37	6.71 to 6.17
	2015		64	172.90 to 160.39	10,349	0.70 to 0.20	1.83	2.47 to 1.96
	2014		74	173.52 to 152.98	11,707	0.90 to 0.00	1.68	31.73 to 30.55

Real Estate Securities Trust Series NAV (*)	2018		74	156.74 to 156.74	11,529	0.00 to 0.00	1.70	-3.43 to -3.43
	2017		84	162.30 to 162.30	13,692	0.00 to 0.00	0.63	6.26 to 6.26
	2016		88	152.74 to 152.74	13,370	0.00 to 0.00	3.58	6.96 to 6.96
	2015		89	142.80 to 142.80	12,731	0.00 to 0.00	1.90	2.80 to 2.80
	2014		99	138.91 to 138.91	13,743	0.00 to 0.00	1.75	31.75 to 31.75

Science & Technology Trust Series I (*)	2018		161	51.77 to 47.31	7,892	0.70 to 0.20	0.00	-0.81 to -1.31
	2017		177	52.19 to 47.93	8,662	0.70 to 0.20	0.05	40.85 to 40.15
	2016		225	37.05 to 34.20	7,948	0.70 to 0.20	0.00	8.17 to 7.63
	2015		271	34.25 to 31.78	8,846	0.70 to 0.20	0.00	6.47 to 5.94
	2014		274	33.10 to 29.18	8,265	0.90 to 0.00	0.00	12.90 to 11.88

Science & Technology Trust Series NAV (*)	2018		166	43.66 to 43.66	7,254	0.00 to 0.00	0.00	-0.57 to -0.57
	2017		130	43.91 to 43.91	5,705	0.00 to 0.00	0.10	41.21 to 41.21
	2016		112	31.10 to 31.10	3,496	0.00 to 0.00	0.00	8.41 to 8.41
	2015		82	28.68 to 28.68	2,339	0.00 to 0.00	0.00	6.78 to 6.78
	2014		84	26.86 to 26.86	2,268	0.00 to 0.00	0.00	12.95 to 12.95

Select Bond Trust Series I (*)	2018	(e)	537	11.71 to 11.35	6,214	0.65 to 0.20	2.72	-0.64 to -1.08
	2017		571	11.79 to 11.47	6,653	0.65 to 0.20	2.69	3.45 to 2.99
	2016		636	11.39 to 11.14	7,180	0.65 to 0.20	3.14	2.85 to 2.39
	2015		528	11.08 to 10.88	5,810	0.65 to 0.20	3.49	0.01 to -0.41
	2014		69	11.16 to 10.84	764	0.90 to 0.00	3.08	5.53 to 4.57

Select Bond Trust Series NAV (*)	2018	(f)	100	11.94 to 11.94	1,188	0.00 to 0.00	2.32	-0.38 to -0.38
	2017		140	11.98 to 11.98	1,682	0.00 to 0.00	1.98	3.65 to 3.65
	2016		664	11.56 to 11.56	7,677	0.00 to 0.00	4.98	3.19 to 3.19
	2015		62	11.20 to 11.20	699	0.00 to 0.00	3.02	0.30 to 0.30
	2014		59	11.17 to 11.17	661	0.00 to 0.00	2.64	5.59 to 5.59

Short Term Government Income Trust Series I (*)	2018		152	10.69 to 10.26	1,589	0.70 to 0.20	2.09	0.60 to 0.12
	2017		140	10.63 to 10.25	1,451	0.70 to 0.20	1.38	0.35 to -0.13
	2016		138	10.59 to 10.26	1,436	0.70 to 0.20	1.80	0.33 to -0.13
	2015		151	10.55 to 10.27	1,562	0.70 to 0.20	1.66	0.41 to -0.06
	2014		163	10.62 to 10.17	1,684	0.90 to 0.00	2.62	1.15 to 0.19

Short Term Government Income Trust Series NAV (*)	2018		486	10.95 to 10.95	5,323	0.00 to 0.00	3.55	0.89 to 0.89
	2017		196	10.86 to 10.86	2,133	0.00 to 0.00	1.52	0.62 to 0.62
	2016		191	10.79 to 10.79	2,057	0.00 to 0.00	1.75	0.63 to 0.63
	2015		132	10.72 to 10.72	1,410	0.00 to 0.00	2.13	0.69 to 0.69
	2014		134	10.65 to 10.65	1,430	0.00 to 0.00	2.08	1.19 to 1.19

Small Cap Index Trust Series I (*)	2018		155	36.54 to 33.39	5,473	0.70 to 0.20	0.95	-11.60 to -12.05
	2017		155	41.34 to 37.96	6,187	0.70 to 0.20	0.44	14.16 to 13.59
	2016		168	36.21 to 33.42	5,910	0.70 to 0.20	1.13	20.73 to 20.13
	2015		200	29.99 to 27.82	5,827	0.70 to 0.20	1.06	-4.77 to -5.24
	2014		186	32.38 to 28.55	5,649	0.90 to 0.00	0.95	4.59 to 3.65

Small Cap Index Trust Series NAV (*)	2018		292	30.42 to 30.42	8,878	0.00 to 0.00	1.22	-11.31 to -11.31
	2017		199	34.30 to 34.30	6,813	0.00 to 0.00	0.52	14.43 to 14.43
	2016		197	29.98 to 29.98	5,906	0.00 to 0.00	1.17	21.02 to 21.02
	2015		217	24.77 to 24.77	5,375	0.00 to 0.00	1.09	-4.59 to -4.59
	2014		230	25.96 to 25.96	5,962	0.00 to 0.00	0.93	4.71 to 4.71

Small Cap Opportunities Trust Series I (*)	2018		294	41.46 to 38.34	11,456	0.70 to 0.20	0.42	-14.02 to -14.45
	2017		324	48.22 to 44.81	14,715	0.70 to 0.20	0.41	10.85 to 10.30
	2016		360	43.50 to 40.62	14,819	0.70 to 0.20	0.47	19.23 to 18.63
	2015		394	36.49 to 34.24	13,649	0.70 to 0.20	0.07	-5.35 to -5.83
	2014		430	39.46 to 35.53	15,811	0.90 to 0.00	0.05	2.39 to 1.47

Small Cap Opportunities Trust Series NAV (*)	2018		16	21.11 to 21.11	331	0.00 to 0.00	0.50	-13.81 to -13.81
	2017		14	24.50 to 24.50	339	0.00 to 0.00	0.39	11.18 to 11.18
	2016		19	22.03 to 22.03	409	0.00 to 0.00	0.54	19.51 to 19.51
	2015		16	18.44 to 18.44	286	0.00 to 0.00	0.14	-5.12 to -5.12
	2014		17	19.43 to 19.43	321	0.00 to 0.00	0.08	2.42 to 2.42

Small Cap Stock Trust Series I (*)	2018	(g)	40	30.27 to 28.93	1,176	0.65 to 0.20	0.00	-5.38 to -5.81
	2017		44	32.00 to 30.71	1,372	0.65 to 0.20	0.00	26.21 to 25.65
	2016		63	25.35 to 24.44	1,544	0.65 to 0.20	0.00	2.09 to 1.63
	2015		46	24.83 to 24.05	1,118	0.65 to 0.20	0.00	-9.03 to -9.44

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Small Cap Stock Trust Series I (*)	2014		41	$27.64 to $ 26.15	$1,100	0.90% to 0.00%	0.00	7.57% to 6.61%

Small Cap Stock Trust Series NAV (*)	2018	(h)	47	36.72 to 36.72	1,742	0.00 to 0.00	0.00	-5.22 to -5.22
	2017		135	38.74 to 38.74	5,244	0.00 to 0.00	0.00	26.70 to 26.70
	2016		257	30.58 to 30.58	7,850	0.00 to 0.00	0.00	2.27 to 2.27
	2015		274	29.90 to 29.90	8,184	0.00 to 0.00	0.00	-8.78 to -8.78
	2014		293	32.78 to 32.78	9,611	0.00 to 0.00	0.00	7.60 to 7.60

Small Cap Value Trust Series I (*)	2018		25	26.68 to 25.37	636	0.65 to 0.20	0.68	-12.67 to -13.07
	2017		27	30.55 to 29.18	808	0.65 to 0.20	0.86	3.52 to 3.06
	2016		38	29.51 to 28.32	1,090	0.65 to 0.20	0.74	22.43 to 21.88
	2015		34	24.11 to 23.24	790	0.65 to 0.20	0.38	-1.56 to -2.00
	2014		37	24.84 to 23.29	888	0.90 to 0.00	0.57	7.18 to 6.22

Small Cap Value Trust Series NAV (*)	2018		84	76.12 to 76.12	6,366	0.00 to 0.00	0.72	-12.45 to -12.45
	2017		96	86.94 to 86.94	8,356	0.00 to 0.00	0.94	3.79 to 3.79
	2016		108	83.77 to 83.77	9,050	0.00 to 0.00	0.76	22.68 to 22.68
	2015		115	68.28 to 68.28	7,882	0.00 to 0.00	0.50	-1.31 to -1.31
	2014		128	69.19 to 69.19	8,868	0.00 to 0.00	0.63	7.25 to 7.25

Small Company Value Trust Series I (*)	2018		56	39.40 to 36.00	2,146	0.70 to 0.20	0.37	-13.12 to -13.55
	2017		62	45.35 to 41.65	2,739	0.70 to 0.20	0.22	11.27 to 10.72
	2016		87	40.75 to 37.62	3,467	0.70 to 0.20	0.77	32.05 to 31.39
	2015		101	30.86 to 28.63	3,053	0.70 to 0.20	1.09	-5.79 to -6.26
	2014		167	33.69 to 29.70	5,332	0.90 to 0.00	0.03	0.11 to -0.79

Small Company Value Trust Series NAV (*)	2018		38	27.71 to 27.71	1,062	0.00 to 0.00	0.43	-12.93 to -12.93
	2017		35	31.83 to 31.83	1,129	0.00 to 0.00	0.24	11.58 to 11.58
	2016		23	28.53 to 28.53	648	0.00 to 0.00	0.90	32.33 to 32.33
	2015		21	21.56 to 21.56	454	0.00 to 0.00	0.75	-5.51 to -5.51
	2014		61	22.81 to 22.81	1,392	0.00 to 0.00	0.06	0.14 to 0.14

Strategic Income Opportunities Trust Series I (*)	2018		88	26.77 to 25.05	2,316	0.65 to 0.20	3.68	-5.23 to -5.66
	2017		92	28.25 to 26.55	2,561	0.65 to 0.20	3.00	5.38 to 4.90
	2016		108	26.80 to 25.31	2,834	0.65 to 0.20	2.56	4.92 to 4.45
	2015		105	25.55 to 24.23	2,624	0.65 to 0.20	2.91	1.02 to 0.56
	2014		75	25.83 to 23.47	1,846	0.90 to 0.00	4.00	5.06 to 4.12

Strategic Income Opportunities Trust Series NAV (*)	2018		243	20.48 to 20.48	4,978	0.00 to 0.00	3.90	-5.00 to -5.00
	2017		231	21.56 to 21.56	4,988	0.00 to 0.00	3.38	5.66 to 5.66
	2016		185	20.40 to 20.40	3,772	0.00 to 0.00	2.55	5.19 to 5.19
	2015		179	19.39 to 19.39	3,462	0.00 to 0.00	2.41	1.27 to 1.27
	2014		200	19.15 to 19.15	3,828	0.00 to 0.00	4.09	5.13 to 5.13

Total Bond Market Series Trust NAV (*)	2018		799	25.02 to 25.02	19,993	0.00 to 0.00	2.75	-0.24 to -0.24
	2017		923	25.08 to 25.08	23,146	0.00 to 0.00	2.73	3.34 to 3.34
	2016		1,152	24.27 to 24.27	27,955	0.00 to 0.00	3.32	2.45 to 2.45
	2015		687	23.69 to 23.69	16,288	0.00 to 0.00	2.85	0.30 to 0.30
	2014		693	23.62 to 23.62	16,376	0.00 to 0.00	3.54	6.06 to 6.06

Total Stock Market Index Trust Series I (*)	2018		219	29.21 to 26.69	6,265	0.70 to 0.20	1.11	-5.89 to -6.36
	2017		264	31.03 to 28.50	8,026	0.70 to 0.20	1.47	20.35 to 19.75
	2016		282	25.79 to 23.80	7,153	0.70 to 0.20	1.42	12.16 to 11.60
	2015		274	22.99 to 21.33	6,177	0.70 to 0.20	1.75	-0.83 to -1.33
	2014		134	23.84 to 21.02	2,980	0.90 to 0.00	1.35	11.48 to 10.46

Total Stock Market Index Trust Series NAV (*)	2018		58	101.44 to 101.44	5,909	0.00 to 0.00	1.23	-5.66 to -5.66
	2017		55	107.52 to 107.52	5,861	0.00 to 0.00	1.62	20.65 to 20.65
	2016		28	89.11 to 89.11	2,505	0.00 to 0.00	1.60	12.38 to 12.38
	2015		22	79.30 to 79.30	1,706	0.00 to 0.00	1.43	-0.53 to -0.53
	2014		19	79.72 to 79.72	1,553	0.00 to 0.00	1.30	11.46 to 11.46

Ultra Short Term Bond Trust Series I (*)	2018		0	9.95 to 9.75	3	0.65 to 0.45	1.64	0.97 to 0.70
	2017		0	9.86 to 9.68	3	0.65 to 0.45	0.90	0.23 to -0.04
	2016		1	9.84 to 9.68	9	0.65 to 0.45	1.53	0.10 to -0.17
	2015		1	9.83 to 9.70	9	0.65 to 0.45	1.31	-0.47 to -0.71
	2014		1	10.05 to 9.72	9	0.90 to 0.00	1.61	-0.02 to -0.84

Ultra Short Term Bond Trust Series NAV (*)	2018		67	10.36 to 10.36	698	0.00 to 0.00	1.81	1.53 to 1.53
	2017		58	10.20 to 10.20	590	0.00 to 0.00	1.55	0.62 to 0.62
	2016		63	10.14 to 10.14	635	0.00 to 0.00	1.36	0.67 to 0.67
	2015		124	10.07 to 10.07	1,252	0.00 to 0.00	2.02	0.01 to 0.01
	2014		73	10.07 to 10.07	736	0.00 to 0.00	3.39	0.03 to 0.03

Utilities Trust Series I (*)	2018		24	39.58 to 36.54	894	0.65 to 0.20	3.06	0.68 to 0.23
	2017		28	39.31 to 36.46	1,042	0.65 to 0.20	2.38	14.52 to 14.00
	2016		34	34.33 to 31.98	1,117	0.65 to 0.20	4.59	11.13 to 10.63
	2015		40	30.89 to 28.91	1,200	0.65 to 0.20	2.74	-14.93 to -15.31

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Utilities Trust Series I (*)	2014	64	$37.33 to $ 33.00	$2,201	0.90% to 0.00%	3.07%	12.59% to 11.58%

Utilities Trust Series NAV (*)	2018	58	32.88 to 32.88	1,921	0.00 to 0.00	3.36	0.93 to 0.93
	2017	64	32.57 to 32.57	2,091	0.00 to 0.00	2.56	14.82 to 14.82
	2016	60	28.37 to 28.37	1,713	0.00 to 0.00	4.56	11.43 to 11.43
	2015	61	25.46 to 25.46	1,544	0.00 to 0.00	3.30	-14.79 to -14.79
	2014	150	29.88 to 29.88	4,484	0.00 to 0.00	3.46	12.72 to 12.72

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

7.	Unit Values — (continued):

(*)	Sub-account that invests in affiliated Trust.

(a)

As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, STA, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c)

These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d)

These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e)	Renamed on April 30, 2018. Previously known as Bond Trust Series I.

(f)	Renamed on April 30, 2018. Previously known as Bond Trust Series NAV.

(g)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series I.

(h)	Renamed on April 30, 2018. Previously known as Small Cap Growth Trust Series NAV.

(i)	Sub-account available in prior year but no activity.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2018

8.	Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable life contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9.	Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-accounts and are reflected as terminations.

The Company deducts from the assets of the Account a daily charge equivalent to annual rates between 0.00% and 0.70% of the average net value of the Account’s assets for the assumption of mortality and expense risks.

PART C
OTHER INFORMATION
Item 26. Exhibits
The following exhibits are filed as part of this Registration Statement:
(a) Resolution of Board of Directors establishing Separate Account N is incorporated by reference to post-effective amendment number 1, file number 333-152409, filed with the Commission in April 2010.
(b) Not applicable.
(c) (1) Distribution Agreement and Servicing Agreement between John Hancock Distributors and John Hancock Life Insurance Company (U.S.A.) dated February 17, 2009, incorporated by reference to pre-effective amendment number 1, file number 333-157212, filed with the Commission on April 7, 2009.
(2)(a) Specimen General Agent and Broker-Dealer Selling Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors LLC effective August, 2009, incorporated by reference to pre-effective amendment number 2, file number 333-157212, filed with the Commission on April 26, 2011.
(b) List of third party broker-dealer firms included as Attachment A, incorporated by reference to post-effective amendment number 12, file number 333-179570, filed with the Commission in April, 2019.
(d) Form of Specimen Flexible Premium Variable Life Insurance Policy, incorporated by reference to post-effective amendment number 6, file number 333-100567 filed with the Commission on April 30, 2007.
(2) Form of Specimen Flexible Term Insurance Option Term Life Rider, incorporated by reference to post-effective amendment number 6, file number 333-100567, filed with the Commission on April 30, 2007.
(e)(1) Specimen Application for Flexible Premium Variable Life Insurance Policy, incorporated by reference to post-effective amendment number 7, file number 33-52310, filed with the Commission on April 26, 1996.
(2) Specimen Application Supplement for Flexible Premium Variable Life Insurance Policy, incorporated by reference to post-effective amendment number 9, file number 33-52310, filed with the Commission on April 26, 1996.
(f) (1) Restated Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 30, 1992, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(a) Amendment to the Articles of Redomestication of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(b) Amendment to the Articles of Redomestication effective January 1, 2005, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(c) Amended and Restated Articles of Redomestication and Articles of Incorporation of John Hancock Life Insurance Company (U.S.A.) dated July 26, 2010, and further amended as of November 20, 2012, incorporated by reference to post-effective amendment number 2, file number 333-179570, filed with the Commission in April 2013.
(2) By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 2, 1992, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(a) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated June 7, 2000, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(b) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated March 12, 1999, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(c) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(d) Amended and Restated By-laws of John Hancock Life Insurance Company (U.S.A.) dated June 15, 2010, incorporated by reference to post-effective amendment number 2, file number 333-179570, filed with the Commission in April 2013.

(g) The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.
(h) (1) Participation Agreement among the Manufacturers Insurance Company (U.S.A.), the Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and John Hancock Trust dated April 20, 2005, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(3) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and M Financial Investment Advisers, Inc. dated November 13, 2009, incorporated by reference to file number 333-164150, filed with the Commission on January 4, 2010.
(4) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(5) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(i) (1) Service agreement between Manulife Financial Corporation and the Manufacturers Life Insurance Company (U.S.A.), dated January 1, 2001, incorporated by reference to post-effective amendment number 6, file number 333-179570, filed with the Commission April 28, 2014.
(j) Not applicable.
(k) Opinion and consent of counsel for John Hancock Life Insurance Company (U.S.A.), incorporated by reference to pre-effective amendment number 1, file number 333-100597, filed with the Commission on December 16, 2002.
(l) Not Applicable.
(m) Not Applicable.
(n) Consent of Independent Registered Public Accounting Firm, filed herewith.
(n) (1) Opinion of Counsel as to the eligibility of this post-effective amendment to be filed pursuant to Rule 485(b), filed herewith.
(o) Not Applicable.
(p) Not Applicable.
(q) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the policies, incorporated by reference to pre-effective amendment number 1, file number 333-100597, filed with the Commission on December 16, 2002.
Powers of Attorney
(i) Powers of Attorney for Craig Bromley, Thomas Borshoff, Paul M. Connolly, Michael Doughty, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John Vrysen, incorporated by reference to post-effective amendment number 1, file number 333-179570, filed with the Commission on April 24, 2013. Power of Attorney for Linda A. Davis Watters, incorporated by reference to post-effective amendment number 10, file number 333-179570, filed with the Commission in April, 2017. Power of Attorney for Marianne Harrison, incorporated by reference to pre-effective amendment No. 1, File No. 333-221236, filed with the Commission on December 14, 2017. Power of Attorney for Brooks Tingle, incorporated by reference to post-effective amendment number 15, file number 333-193994, filed with the Commission on July 10, 2018.
Item 27. Directors and Officers of the Depositor
OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Name and Principal Business Address	Position with Depositor
Marianne Harrison 200 Berkeley Street Boston, MA 02116	Chair, President & Chief Executive Officer
Paul M. Connolly 75 Indian Spring Road Milton, MA 02186	Director
James D. Gallagher 200 Berkeley Street Boston, MA 02116	Director, Executive Vice President
Rex Schlaybaugh, Jr. 400 Renaissance Center Detroit, MI 48243	Director
Brooks Tingle 200 Berkeley Street Boston, MA 02116	Director, Senior Vice President
John G. Vrysen 200 Berkeley Street Boston, MA 02116	Director
Linda A. Davis Watters 200 Berkeley Street Boston, MA 02116	Director, Vice President
Henry H. Wong 200 Berkeley Street Boston, MA 02116	Director
Executive Vice Presidents
Andrew G. Arnott*
Christopher Paul Conkey**
Gregory Framke*
Gretchen Garrigues*
Scott S. Hartz**	Chief Investment Officer – U.S. Investments
Naveed Irshad**	Head of Legacy Business
Halina K. von dem Hagen***	Treasurer
Senior Vice Presidents
Emanuel Alves*	General Counsel
John C.S. Anderson**
Michael Biagiotti*
Kevin J. Cloherty**
Steven F. Dorval*
Barbara Goose*	Chief Marketing Officer
Linda Levyne*
Patrick McGuinness*
William McPadden**
Joelle Metzman**
Patrick M. Murphy*
Lee Ann Murray**
Sebastian Pariath*	Head of Operations and Chief Information Officer
Alan R. Seghezzi**
Martin Sheerin*	Chief Financial Officer
Curt Smith*
Anthony Teta*
Leo Zerilli**
Vice Presidents
Lynda Abend*
John Addeo**
Abigail M. Armstrong**
Kevin Askew**

Name and Principal Business Address	Position with Depositor
Dwayne Bertrand**
Zahir Bhanji***	CFO JH Insurance
Stephen J. Blewitt**
Alan M. Block**
John Bourgault**	Senior Counsel
Paul Boyne**
Ian B. Brodie**
Ted Bruntrager*	Chief Risk Officer
Grant Buchanan***
Daniel C. Budde**
Robert Burrow**
Jennifer Toone Campanella**
Thomas Carlisle**
Rick A. Carlson*
Patricia Rosch Carrington**
Todd J. Cassler*
Ken K. Cha*
Brian Collins*
Marcelle Dahar*
Kenneth D’Amato*
John J. Danello**
Andreas Deutschmann*
Robert Donahue*
Jeffrey Duckworth*
Carolyn Flanagan**
Lauren Marx Fleming**
Philip J. Fontana**
Carl O. Fowler**
Ryan Fox*
Scott Francolini*
Paul Gallagher**
Thomas C. Goggins**
Susan Ghalili*
Geoff Gittins****
Jeffrey N. Given**
Howard C. Greene**
Christopher Griswold*
Richard Harris***	Appointed Actuary
Ellie Harrison*	US Human Resources
John Hatch*
Michael Hession*
Kevin Hill*
James C. Hoodlet*
Steven Hutcheon**
Daniel S. Janis III**
Mitchell Karman**	CCO & Counsel
Recep C. Kendircioglu**
Neal P. Kerins*
Frank Knox**	CCO – Retail Funds/Separate Accounts
Hung Ko***	Treasury
Diane R. Landers**
Scott Lively**
Jeffrey H. Long**
Jennifer Lundmark*
Patrick MacDonnell**
Nathaniel I. Margolis**	Chief Counsel
Christopher Maryanopolis*

Name and Principal Business Address	Position with Depositor
Robert Maulden**
John B. Maynard**
Karen McCafferty**
Scott A. McFetridge**
Jonathan McGee**
Ann McNally*
Michael McNamara*
Steven E. Medina**
Maureen Milet**	CCO – Investments
Scott Morin*
Camille Mucci**
Jeffrey H. Nataupsky**
Scott Navin**
Sinead O’Connor*
Jacques Ouimet*
Jeffrey Packard**
Gary M. Pelletier**
David Pemstein**
Charlie Philbrook*
David Plumb*
Tracey Polsgrove*
Rahim Rajpur*
Jill Rebman***
Charles A. Rizzo**
Robert William Rizzo*
Susan Roberts*
Keri Rogers**
Ian Roke**
Josephine M. Rollka*
Ken Ross*
Ronald J. Rovner*
Devon Russell*
Lisa Anne Ryan*
Thomas Samoluk**
Emory W. Sanders*
Jeffrey R. Santerre**
Martin C. Schafer*
Christopher L. Sechler**
Thomas Shea**
Gordon Shone**
Susan Simi**
Darren Smith**
Rob Stanley*
Paddy Subbaraman**
Wilfred Talbot*
Gary Tankersley*
Nathan Thooft**
Tony Todisco*
Brian E. Torrisi**
Len van Greuning*
Simonetta Vendittelli*	Controller
Peter de Vries*
Lisa Ann Welch**
Adam Wise**
R. Blake Witherington**
Sameh Youssef*
Ross Zilber*

*Principal Business Office is 200 Berkeley Street, Boston, MA 02116
**Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of the Depositor operating as a unit investment trust. The Registrant supports benefits payable under the Depositor's variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Variable Insurance Trust (formerly, John Hancock Trust) and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the “series” type.
As of the effective date of the registration statement, the Company and its affiliates are controlled by Manulife Financial Corporation.

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2018

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
40%
John Hancock Investment Management Services, LLC (Delaware)
60%
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
Manulife Asset Management (US) LLC (Delaware)
John Hancock Advisers, LLC[2] (Delaware)
99.9%
John Hancock Funds, LLC (Delaware)
John Hancock Insurance Agency, Inc. (Delaware)
John Hancock Reassurance Company Ltd. (Michigan)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
Manulife Asset Management Holdings (Canada) Inc. (Canada)
Manulife Asset Management Limited (Canada)
EIS Services (Bermuda) Limited (Bermuda)
Regional Power Inc. (Canada)
NAL Resources Management Limited (Canada)
Manulife Resources Limited (Canada)
Manulife Property Limited Partnership (Ontario)[5]
Manulife Property Limited Partnership II (Ontario)[4]
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Assurance Company of Canada (Canada)
Manulife Western Holdings Limited Partnership[3] (Alberta)
PT Asuransi Jiwa Manulife Indonesia[1] (Indonesia)
PT Manulife Asset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
Manulife Asset Management (Thailand) Company Limited (Thailand)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
Manulife Chinabank Life Assurance Corporation (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Holdings Berhad* (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management Services Berhad (Malaysia)
Manulife Life Insurance Company (Japan)
Manulife Asset Management (Japan) Limited (Japan)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Limited (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Indirect Control
Direct Control

[1] The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company
[2] The remaining 0.1% equity of John Hancock Advisers, LLC is indirectly held by The Manufacturers Investment Corporation
[3] 99% limited partnership interest is held by The Manufacturers Life Insurance Company
[4] 99% limited partnership interest is held by The Manufacturers Life Insurance Company
[5] 99% limited partnership interest is held by Manulife Property Limited Partnership II

This chart displays voting interest. All entities are 100% controlled unless otherwise indicated.

Item 29. Indemnification
The Form of Selling Agreement or Service Agreement between John Hancock Distributors LLC (“JH Distributors”) and various broker-dealers may provide that the selling broker-dealer indemnify and hold harmless JH Distributors and the Company, including their affiliates, officers, directors, employees and agents against losses, claims, liabilities or expenses (including reasonable attorney’s fees), arising out of or based upon a breach of the Selling or Service Agreement, or any applicable law or regulation or any applicable rule of any self-regulatory organization or similar provision consistent with industry practice.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a) Set forth below is information concerning other investment companies for which JH Distributors, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.
Name of Investment Company	Capacity in Which Acting
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account J	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account K	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter

(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JH Distributors and the following comprise the Board of Managers and Officers of JH Distributors.
Name	Title
James C. Hoodlet*	Director
Gary Tankersley*	Director, President and Chief Executive Officer
Alan Seghezzi**	Director
Martin Sheerin*	Director
Christopher Walker***	Director, Vice President, Investments
Tracy Lannigan**	Secretary
Brian Collins**	Vice President, US Taxation
Jeffrey H. Long**	Chief Financial Officer and Financial Operations Principal
*Principal Business Office is 200 Berkeley Street, Boston, MA 02116
**Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
(c) John Hancock Distributors LLC
Compensation received, directly or indirectly, from the Registrant by John Hancock Distributors LLC, the sole principal underwriter of the contracts funded by the Separate Account during the last fiscal year:
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
John Hancock Distributors LLC	$0	$0	$0	$0
Item 31. Location of Accounts and Records
The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: John Hancock Distributors LLC, 200 Berkeley Street, Boston, Massachusetts 02116, serves as Registrant’s distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. John Hancock Life Insurance Company (U.S.A.) (at the same address), in its capacity as Registrant’s depositor keeps all other records required by Section 31 (a) of the Act.
Item 32. Management Services
All management services contracts are discussed in Part A or Part B.
Item 33. Fee Representation
Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940
John Hancock Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to the Registration Statement to be signed on its behalf in the City of Boston, Commonwealth of Massachusetts, as of the 23rd day of April, 2019.
John Hancock Life Insurance Company (U.S.A.) Separate Account N
(Registrant)
By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
By: /s/ Marianne Harrison

Marianne Harrison
Principal Executive Officer
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(Depositor)
By: /s/ Marianne Harrison

Marianne Harrison
Principal Executive Officer

Signatures
Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities indicated as of the 23rd day of April, 2019.
Signatures	Title
/s/ Simonetta Vendittelli Simonetta Vendittelli	Vice President and Controller
/s/ Martin Sheerin Martin Sheerin	Senior Vice President and Chief Financial Officer
* Marianne Harrison	Chair, President and Chief Executive Officer
* Paul M. Connolly	Director
* James D. Gallagher	Director
* Rex Schlaybaugh, Jr.	Director
* Brooks Tingle	Director
* John G. Vrysen	Director
* Linda A. Davis Watters	Director
Henry H. Wong	Director
/s/James C. Hoodlet James C. Hoodlet
*Pursuant to Power of Attorney

This disclosure is distributed to policy owners of variable life insurance policies issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and offering interests in John Hancock Life Insurance Company (U.S.A.) Separate Account N (the “Account” or “Separate Account”). Certain of the investment options described in this disclosure may not be available to you under your policy. You may contact the John Hancock Service Office for more information at 1-800-827-4546 or write to us at Life Post Issue, John Hancock Life Insurance Company, PO Box 55979, Boston, MA 02205. For Majestic and COLI products, you may contact us at 1-800-521-1234 or write to us at the above address.
Certain of the investment options listed below are offered under variable life insurance policies bearing the title Corporate VUL.
500 Index
Active Bond
American Asset Allocation
American Global Growth
American Growth
American Growth-Income
American International
Blue Chip Growth
Capital Appreciation
Capital Appreciation Value
Core Bond
Emerging Markets Value
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Value
Global
Global Bond
Health Sciences
High Yield
International Equity Index
International Growth Stock
International Small Company
International Value
Investment Quality Bond
Lifestyle Balanced
Lifestyle Conservative
Lifestyle Growth
Lifestyle Moderate
Managed Volatility Aggressive
Managed Volatility Balanced
Managed Volatility Conservative
Managed Volatility Growth
Managed Volatility Moderate
Mid Cap Index
Mid Cap Stock
Mid Value
Money Market
PIMCO VIT All Asset
Real Estate Securities
Science & Technology
Select Bond
Short Term Government Income
Small Cap Index
Small Cap Opportunities
Small Cap Stock
Small Cap Value
Small Company Value
Strategic Income Opportunities
Total Bond Market
Total Stock Market Index
Ultra Short Term Bond
Utilities
M Capital Appreciation
M International Equity
M Large Cap Growth
M Large Cap Value
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may no longer receive paper copies of the shareholder reports for the Portfolios offered through your John Hancock life insurance policy unless you specifically request paper copies from John Hancock. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time reports are posted and be provided with a website link to access those reports. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action.
Alternatively, you may request to receive reports in paper, free of charge, at any time, by calling John Hancock at 800-827-4546. Your election to receive reports in paper will apply to all Portfolios offered within your life insurance policy.
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Market timing and disruptive trading risks
The policy is not designed for professional market timers or highly active traders, including persons or entities that engage in programmed, large or frequent transfers among the investment accounts or between the investment accounts and any available fixed account. The policy is also not designed to accommodate trading that results in transfers that are large in relation to the total assets of the underlying portfolio.
Variable investment accounts in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment accounts on a daily basis and allow transfers among investment accounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of investment accounts or to make large transfers in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in an investment account can be harmed by large or frequent transfer activity. For example, such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio’s investment objectives and policies. This could include causing the portfolio to maintain higher levels of cash than would otherwise be the case, or liquidating investments prematurely. Accordingly, frequent or large transfers may result in dilution with respect to interests held for long-term investment and adversely affect policy owners, beneficiaries and the underlying portfolios.
To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period,
(ii) restricting the dollar amount of transfers,
(iii) restricting transfers into and out of certain investment accounts,
(iv) restricting the method used to submit transfers, and
(v) deferring a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.
We may also impose additional administrative conditions upon, or prohibit a transfer request made by a third party giving instructions on behalf of multiple policies, whether owned by the same owner or different owners. If you engage a third party for asset allocation services, then you may be subject to these transfer restrictions because of the actions of that party in providing those services. We will notify the third party you have engaged if we exercise this right.
While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long-term investors.
Total annual portfolio operating expenses
The following table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment account offered through CVUL policies purchased on or after October 12, 2005, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets. For more information, please refer to the prospectus for the underlying portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses[1]	0.42%	1.87%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.25% and 1.75%, respectively.
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The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through a Corporate VUL policy purchased prior to October 12, 2005, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.47%	1.87%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.30% and 1.85%, respectively.
Table of Variable Investment Accounts and Investment Subadvisers
Please note that certain of the investment options described in this table may not be available to you under your policy.
When you select a Separate Account variable investment account, we invest your money in shares of a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) or M Fund, Inc. (the “M Fund”)), and hold the shares in a subaccount of the Separate Account. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account variable investment options you select. For more information, please refer to the prospectus for the underlying portfolio.
The JHVIT, the PIMCO Trust, and the M Fund are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
Each of the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, and American International portfolios invests in shares of the corresponding investment portfolio of the Trust. The American Asset Allocation, American Global Growth, American Growth, American Growth-Income, and American International portfolios (“American Portfolios”) operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the American Portfolios of the Trust for the marketing support services it provides.
The M Capital Appreciation, M International Equity, M Large Cap Growth and M Large Cap Value portfolios are series of the M Fund, an open-end management investment company registered under the 1940 Act. The assets of these subaccounts are invested in the corresponding portfolios of the M Fund. M Financial Investment Advisers, Inc. (“M Financial”) is the investment adviser for all portfolios of the M Fund. The entities shown in the table below as “Portfolio Managers” of the M Fund portfolios are sub-investment advisers selected by M Financial and are the entities that manage the portfolio’s assets.
The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. Compensation payments may be made by a portfolio’s investment adviser or its affiliates. The compensation payments are based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the
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Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the prospectus for the underlying portfolio.
The following table provides a general description of the portfolios that underlie the variable investment accounts we make available under the policy. You bear the investment risk of any portfolio you choose as a variable investment account for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment account.
The variable investment accounts in the Separate Account are not publicly traded mutual funds. The variable investment accounts are only available to you as variable investment accounts in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the variable investment accounts also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any variable investment account described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the variable investment accounts of our Separate Account.
The portfolios available under the policies, the investment subadvisers (engaged by JHIMS, M Financial or PIMCO) and the investment objective for each portfolio are described in the table below. For additional information regarding these portfolios’ investment objectives and strategies, policies and restrictions of and the risks relating to investment in the portfolios, please refer to the prospectus for the underlying portfolio.
Portfolio	Subadviser	Investment Objective
500 Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
American Asset Allocation	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term.
American Global Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital.
American Growth–Income	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital and income.
American International	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective.
Capital Appreciation	Jennison Associates LLC	To seek to provide long-term growth of capital.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Core Bond	Wells Capital Management, Incorporated	To seek to provide total return consisting of income and capital appreciation.
Emerging Markets Value	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
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Portfolio	Subadviser	Investment Objective
Equity Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital.
Financial Industries	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide growth of capital.
Fundamental All Cap Core	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental Large Cap Value	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term capital appreciation.
Global	Templeton Global Advisors Limited	To seek to provide long-term capital appreciation.
Global Bond	Pacific Investment Management Company LLC	To seek to provide maximum total return, consistent with preservation of capital and prudent investment management.
Health Sciences	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
High Yield	Western Asset Management Company	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
International Equity Index	SSgA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock	Invesco Advisers, Inc.	To seek to provide long-term growth of capital.
International Small Company	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
International Value	Templeton Investment Counsel, LLC	To seek to provide long-term growth of capital.
Investment Quality Bond	Wellington Management Company, LLP	To seek to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Aggressive	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek long-term growth of capital.
Lifestyle Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a high level of current income with some consideration given to growth of capital.
Lifestyle Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
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Portfolio	Subadviser	Investment Objective
Lifestyle Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Managed Volatility Aggressive	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Growth	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index.
Mid Cap Stock	Wellington Management Company, LLP	To seek to provide long-term growth of capital.
Mid Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available)	Pacific Investment Management Company LLC	To seek to provide maximum real return, consistent with preservation of real capital and prudent investment management.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to provide a combination of long-term capital appreciation and current income.
Science & Technology	T. Rowe Price Associates, Inc.; and Allianz Global Investors U.S. LLC	To seek to provide long-term growth of capital. Current income is incidental to the portfolio’s objective.
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Portfolio	Subadviser	Investment Objective
Select Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index.
Small Cap Opportunities	Dimensional Fund Advisors LP; and GW&K Investment Management, LLC	To seek to provide long-term capital appreciation.
Small Cap Stock	Wellington Management Company, LLP	To seek to provide long-term capital appreciation.
Small Cap Value	Wellington Management Company, LLP	To seek to provide long-term capital appreciation.
Small Company Value	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income.
Total Bond Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.*
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index.
Ultra Short Term Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Utilities	Massachusetts Financial Services Company	To seek to provide capital growth and current income (income above that available from the portfolio invested entirely in equity securities).
M Capital Appreciation (a series of M Fund, Inc.)	Frontier Capital Management Company, LLC	To seek to provide maximum capital appreciation.
M International Equity (a series of M Fund, Inc.)	Northern Cross, LLC	To seek to provide long-term capital appreciation.
M Large Cap Growth (a series of M Fund, Inc.)	DSM Capital Partners LLC	To seek to provide long-term capital appreciation.
M Large Cap Value (a series of M Fund, Inc.)	AJO, LP	To seek to provide long-term capital appreciation.

*  The Barclays U.S. Aggregate Bond Index represents the U.S. investment grade bond market.
Tax considerations
This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.
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General
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our policy holder reserves. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a charge we may impose against the Separate Account to compensate us for the cost of a delay in the deductibility of deferred acquisition costs (the “DAC tax” adjustment) pursuant to section 848 of the Internal Revenue Code. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that is passed through to policy owners.
The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes where applicable. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.
Death benefit proceeds and other policy distributions
Generally, death benefits paid under policies such as yours are not subject to income tax unless policy ownership has been transferred in exchange for payment. Earnings on your policy value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. Any portion not treated as a return of your premiums would be includible in your income.
Please note that certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.
However, some of the tax rules change if your policy becomes a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. In that case, additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)
We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.
If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. (As noted above, a transfer of the policy for valuable consideration may limit the exclusion of death benefits from the beneficiary's income.) In addition, if your policy offers a Long-Term Care Rider, and you have elected it, the rider's benefits generally will be excludable from gross income under the Internal Revenue Code. The tax-free nature of these accelerated benefits is contingent on the rider meeting specific requirements under section 101 and/or section 7702B of the Internal Revenue Code. The riders are intended to meet these standards.
If you have elected a Long-Term Care Rider, we caution you that there is a significant risk that ownership by anyone other than the person insured by the policy will cause adverse tax consequences. If the owner of the policy is not the insured person, benefit payments may be included in the owner's income, and the death benefit may be part of the insured person's estate for purposes of the Federal estate tax. A policy with a Long-Term Care Rider should not be purchased by or transferred to a person other than the insured person unless you have carefully reviewed the tax implications with your tax adviser.
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Increases in policy value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed only on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it were a result of the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).
Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership. If your policy offers a Long-Term Care Rider, and if you have elected it, deductions from policy value to pay the rider charges will reduce your investment in the contract, but will not be included in income even if you have recovered all of your investment in the contract.
It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of amounts permitted under section 7702, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.
Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.
Policy loans
We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, an amount equal to any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Diversification rules and ownership of the Separate Account
Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investor control” over the underlying assets.
In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the Separate Account used to support the policy. In those circumstances, income and gains from the Separate Account assets would be includible in the policy owner's gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of Separate Account assets if the
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policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 (T.D. 8101) stated that guidance would be issued in the form of regulations or rulings on “the extent to which policyholders may direct their investments to particular sub-accounts of a Separate Account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of Separate Account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Separate Account.
We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
7-pay premium limit and modified endowment contract status
At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.
The 7-pay limit at any time during the first seven contract years is the total of net level premiums that would have been payable at or before that time under a comparable fixed policy that would be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.
Policies classified as modified endowment contracts are subject to the following tax rules:
•	First, all withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the withdrawal over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.
•	Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.
•	Third, a 10% additional penalty tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
•	is made on or after the date on which the policy owner attains age 59½;
•	is attributable to the policy owner becoming disabled; or
•	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.
These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.
Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the
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time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.
Moreover, under a policy insuring a single life, if there is a reduction in benefits (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, a reduction in benefits under the policy at any time will require re-testing. For such a policy the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
If your policy is issued as a result of an exchange subject to section 1035 of the Internal Revenue Code, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice. A new policy issued in exchange for a modified endowment contract will also be a modified endowment contract regardless of any change in the death benefit.
All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the rules on taxation of withdrawals from modified endowment contracts. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
Corporate and H.R. 10 retirement plans
The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.
Withholding
To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions. Electing to have no withholding will not reduce your tax liability and may expose you to penalties under the rules governing payment of estimated taxes.
Life insurance purchases by residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.
Life insurance purchases by non-resident aliens
If you are not a U.S. citizen, U.S. resident alien or other U.S. person, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.
Life insurance owned by citizens or residents living abroad
If you are a U.S. citizen or permanent resident living outside the United States, you are still subject to income taxation by the United States. Since many countries tax on the basis of domicile, you may also be subject to tax in the country or territory in which you are living. The tax-deferred accumulation of gain that a life insurance policy provides under United States tax law may not be available under the tax laws of the country in which you are living. If you are living outside the United States
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or planning to do so, you should consult with a qualified tax adviser before purchasing or retaining ownership of a policy. If your policy is issued as a result of an exchange of a policy owned or issued outside the United States, the country or territory in which you reside may still tax you on the surrender of the policy replaced through the exchange. You should consult with a qualified tax adviser before exchanging your policy issued outside of the United States for one issued within the United States.
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In addition to the disclosure contained herein, John Hancock USA has filed with the SEC a prospectus and a Statement of Additional Information (the “SAI”) which contains additional information about John Hancock USA and the Separate Account, including information on our history, services provided to the Separate Account, legal and regulatory matters and the audited financial statements of John Hancock USA and the Separate Account. The SAI and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Servicing Office. You should also contact the John Hancock USA Servicing Office to request any other information about your policy or to make any inquiries about its operation.
Information about the Separate Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.